UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Select

Portfolios®

Air Transportation

Automotive

Banking

Biotechnology

Brokerage and Investment Management

Business Services and Outsourcing

Chemicals

Computers

Construction and Housing

Consumer Industries

Cyclical Industries

Defense and Aerospace

Developing Communications

Electronics

Energy

Energy Service

Environmental

Financial Services

Food and Agriculture

Gold

Health Care

Home Finance

Industrial Equipment

Industrial Materials

Insurance

Leisure

Medical Delivery

Medical Equipment and Systems

Money Market

Multimedia

Natural Gas

Natural Resources

Networking and Infrastructure

Paper and Forest Products

Pharmaceuticals

Retailing

Software and Computer Services

Technology

Telecommunications

Transportation

Utilities Growth

Wireless

Semiannual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Fund Updates*
Shareholder Expense Example	<Click Here>	An example of shareholder expenses
Consumer Sector	<Click Here>	Consumer Industries
	<Click Here>	Food and Agriculture
	<Click Here>	Leisure
	<Click Here>	Multimedia
	<Click Here>	Retailing
Cyclicals Sector	<Click Here>	Air Transportation
	<Click Here>	Automotive
	<Click Here>	Chemicals
	<Click Here>	Construction and Housing
	<Click Here>	Cyclical Industries
	<Click Here>	Defense and Aerospace
	<Click Here>	Environmental
	<Click Here>	Industrial Equipment
	<Click Here>	Industrial Materials
	<Click Here>	Transportation
Financial Services Sector	<Click Here>	Banking
	<Click Here>	Brokerage and Investment Management
	<Click Here>	Financial Services
	<Click Here>	Home Finance
	<Click Here>	Insurance
Health Care Sector	<Click Here>	Biotechnology
	<Click Here>	Health Care
	<Click Here>	Medical Delivery
	<Click Here>	Medical Equipment and Systems
	<Click Here>	Pharmaceuticals
Natural Resources Sector	<Click Here>	Energy
	<Click Here>	Energy Service
	<Click Here>	Gold
	<Click Here>	Natural Gas
	<Click Here>	Natural Resources
	<Click Here>	Paper and Forest Products
Technology Sector	<Click Here>	Business Services and Outsourcing
	<Click Here>	Computers
	<Click Here>	Developing Communications
	<Click Here>	Electronics
	<Click Here>	Networking and Infrastructure
	<Click Here>	Software and Computer Services
	<Click Here>	Technology

* Fund updates for each Select Portfolio include: Investment Summary, Investments, and Financial Statements.

Semiannual Report

Utilities Sector	<Click Here>	Telecommunications
	<Click Here>	Utilities Growth
	<Click Here>	Wireless
	<Click Here>	Money Market
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions or certain exchanges of shares purchased prior to October 12, 1990, redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Air Transportation Portfolio
Actual	$ 1,000.00	$ 999.90	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,018.42	$ 6.58
Automotive Portfolio
Actual	$ 1,000.00	$ 945.60	$ 8.58
HypotheticalA	$ 1,000.00	$ 1,016.07	$ 8.93
Banking Portfolio
Actual	$ 1,000.00	$ 990.20	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.10	$ 4.90
Biotechnology Portfolio
Actual	$ 1,000.00	$ 950.00	$ 4.92
HypotheticalA	$ 1,000.00	$ 1,019.90	$ 5.10
Brokerage and Investment Management Portfolio
Actual	$ 1,000.00	$ 873.10	$ 4.67
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.05
Business Services and Outsourcing Portfolio
Actual	$ 1,000.00	$ 1,005.00	$ 6.37
HypotheticalA	$ 1,000.00	$ 1,018.57	$ 6.43
Chemicals Portfolio
Actual	$ 1,000.00	$ 1,095.70	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,019.23	$ 5.77
Computers Portfolio
Actual	$ 1,000.00	$ 761.90	$ 4.71
HypotheticalA	$ 1,000.00	$ 1,019.59	$ 5.41
Construction and Housing Portfolio
Actual	$ 1,000.00	$ 1,028.60	$ 5.73
HypotheticalA	$ 1,000.00	$ 1,019.28	$ 5.72
Consumer Industries Portfolio
Actual	$ 1,000.00	$ 912.40	$ 6.17
HypotheticalA	$ 1,000.00	$ 1,018.47	$ 6.53
	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Cyclical Industries Portfolio
Actual	$ 1,000.00	$ 1,057.30	$ 6.43
HypotheticalA	$ 1,000.00	$ 1,018.67	$ 6.33
Defense and Aerospace Portfolio
Actual	$ 1,000.00	$ 1,061.40	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.26
Developing Communications Portfolio
Actual	$ 1,000.00	$ 762.00	$ 4.80
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.51
Electronics Portfolio
Actual	$ 1,000.00	$ 714.70	$ 4.19
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 4.95
Energy Portfolio
Actual	$ 1,000.00	$ 1,071.70	$ 5.17
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.05
Energy Service Portfolio
Actual	$ 1,000.00	$ 1,035.60	$ 5.08
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.05
Environmental Portfolio
Actual	$ 1,000.00	$ 963.90	$ 10.00
HypotheticalA	$ 1,000.00	$ 1,014.69	$ 10.31
Financial Services Portfolio
Actual	$ 1,000.00	$ 966.20	$ 4.81
HypotheticalA	$ 1,000.00	$ 1,020.05	$ 4.95
Food and Agriculture Portfolio
Actual	$ 1,000.00	$ 965.40	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.51
Gold Portfolio
Actual	$ 1,000.00	$ 898.90	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.16
Health Care Portfolio
Actual	$ 1,000.00	$ 966.80	$ 4.66
HypotheticalA	$ 1,000.00	$ 1,020.20	$ 4.80
Home Finance Portfolio
Actual	$ 1,000.00	$ 992.80	$ 4.92
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 5.00
Industrial Equipment Portfolio
Actual	$ 1,000.00	$ 982.80	$ 5.55
HypotheticalA	$ 1,000.00	$ 1,019.33	$ 5.67
Industrial Materials Portfolio
Actual	$ 1,000.00	$ 969.50	$ 5.41
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.56
Insurance Portfolio
Actual	$ 1,000.00	$ 951.60	$ 5.31
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.51
Leisure Portfolio
Actual	$ 1,000.00	$ 944.00	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.21
Medical Delivery Portfolio
Actual	$ 1,000.00	$ 1,018.60	$ 5.29
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.31
Medical Equipment and Systems Portfolio
Actual	$ 1,000.00	$ 996.00	$ 5.13
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.21
Money Market Portfolio
Actual	$ 1,000.00	$ 1,004.40	$ 2.02
HypotheticalA	$ 1,000.00	$ 1,022.96	$ 2.04
	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Multimedia Portfolio
Actual	$ 1,000.00	$ 887.20	$ 5.18
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.56
Natural Gas Portfolio
Actual	$ 1,000.00	$ 1,104.80	$ 5.31
HypotheticalA	$ 1,000.00	$ 1,019.90	$ 5.10
Natural Resources Portfolio
Actual	$ 1,000.00	$ 1,046.40	$ 5.47
HypotheticalA	$ 1,000.00	$ 1,019.59	$ 5.41
Networking and Infrastructure Portfolio
Actual	$ 1,000.00	$ 703.00	$ 5.07
HypotheticalA	$ 1,000.00	$ 1,018.98	$ 6.02
Paper and Forest Products Portfolio
Actual	$ 1,000.00	$ 972.20	$ 6.91
HypotheticalA	$ 1,000.00	$ 1,017.91	$ 7.09
Pharmaceuticals Portfolio
Actual	$ 1,000.00	$ 926.30	$ 6.02
HypotheticalA	$ 1,000.00	$ 1,018.67	$ 6.33
Retailing Portfolio
Actual	$ 1,000.00	$ 962.90	$ 5.59
HypotheticalA	$ 1,000.00	$ 1,019.23	$ 5.77
Software and Computer Services Portfolio
Actual	$ 1,000.00	$ 822.90	$ 4.55
HypotheticalA	$ 1,000.00	$ 1,019.95	$ 5.05
Technology Portfolio
Actual	$ 1,000.00	$ 797.40	$ 4.62
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.21
Telecommunications Portfolio
Actual	$ 1,000.00	$ 904.10	$ 5.33
HypotheticalA	$ 1,000.00	$ 1,019.33	$ 5.67
Transportation Portfolio
Actual	$ 1,000.00	$ 1,043.50	$ 6.75
HypotheticalA	$ 1,000.00	$ 1,018.31	$ 6.69
Utilities Growth Portfolio
Actual	$ 1,000.00	$ 1,046.40	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.31
Wireless Portfolio
Actual	$ 1,000.00	$ 997.90	$ 5.44
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.51

A 5% return per year before expenses.

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Air Transportation Portfolio	1.29%
Automotive Portfolio	1.75%
Banking Portfolio	.96%
Biotechnology Portfolio	1.00%
Brokerage and Investment Management Portfolio	.99%
Business Services and Outsourcing Portfolio	1.26%
Chemicals Portfolio	1.13%
Computers Portfolio	1.06%
Construction and Housing Portfolio	1.12%
Consumer Industries Portfolio	1.28%
Cyclical Industries Portfolio	1.24%
Defense and Aerospace Portfolio	1.03%
Developing Communications Portfolio	1.08%
Electronics Portfolio	.97%
Energy Portfolio	.99%
Energy Service Portfolio	.99%
Environmental Portfolio	2.02%
Financial Services Portfolio	.97%
Food and Agriculture Portfolio	1.08%
Gold Portfolio	1.01%
Health Care Portfolio	.94%
Home Finance Portfolio	.98%
Industrial Equipment Portfolio	1.11%
Industrial Materials Portfolio	1.09%
Insurance Portfolio	1.08%
Leisure Portfolio	1.02%
Medical Delivery Portfolio	1.04%
Medical Equipment and Systems Portfolio	1.02%
Money Market Portfolio	.40%
Multimedia Portfolio	1.09%
Natural Gas Portfolio	1.00%
Natural Resources Portfolio	1.06%
Networking and Infrastructure Portfolio	1.18%
Paper and Forest Products Portfolio	1.39%
Pharmaceuticals Portfolio	1.24%
Retailing Portfolio	1.13%
Software and Computer Services Portfolio	.99%
Technology Portfolio	1.02%
Telecommunications Portfolio	1.11%
Transportation Portfolio	1.31%
Utilities Growth Portfolio	1.04%
Wireless Portfolio	1.08%

Semiannual Report

Consumer Industries Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Viacom, Inc. Class B (non-vtg.)	6.5
Fox Entertainment Group, Inc. Class A	5.2
Home Depot, Inc.	3.7
Wal-Mart Stores, Inc.	3.0
McDonald's Corp.	2.8
News Corp. Ltd. sponsored ADR	2.7
Procter & Gamble Co.	2.6
Univision Communications, Inc. Class A	2.5
Yahoo!, Inc.	2.0
Target Corp.	1.8
32.8
Top Industries as of August 31, 2004
% of fund's net assets
Media	32.4%
Hotels, Restaurants & Leisure	14.7%
Specialty Retail	11.4%
Internet Software & Services	5.6%
Food & Staples Retailing	4.9%
All Others*	31.0%

* Includes short-term investments and net other assets.

Semiannual Report

Consumer Industries Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
AUTOMOBILES - 2.1%
Harley-Davidson, Inc.	8,100	$ 494,262
Thor Industries, Inc.	8,300	212,646
TOTAL AUTOMOBILES		706,908
BEVERAGES - 2.4%
Anheuser-Busch Companies, Inc.	6,100	322,080
PepsiCo, Inc.	6,100	305,000
The Coca-Cola Co.	3,400	152,014
TOTAL BEVERAGES		779,094
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Bright Horizons Family Solutions, Inc. (a)	3,196	158,170
Cendant Corp.	24,000	519,120
R.R. Donnelley & Sons Co.	2,800	86,044
Strayer Education, Inc.	1,600	166,400
TOTAL COMMERCIAL SERVICES & SUPPLIES		929,734
FOOD & STAPLES RETAILING - 4.9%
Costco Wholesale Corp.	9,100	374,647
CVS Corp.	5,300	212,000
Sysco Corp.	100	3,214
Wal-Mart Stores, Inc.	18,600	979,662
Whole Foods Market, Inc.	600	46,638
TOTAL FOOD & STAPLES RETAILING		1,616,161
FOOD PRODUCTS - 3.6%
Bunge Ltd.	4,400	175,516
Dean Foods Co. (a)	9,040	335,113
Fresh Del Monte Produce, Inc.	6,400	165,888
Smithfield Foods, Inc. (a)	14,500	372,650
SunOpta, Inc. (a)	5,200	33,905
The J.M. Smucker Co.	2,600	119,548
TOTAL FOOD PRODUCTS		1,202,620
HOTELS, RESTAURANTS & LEISURE - 14.7%
Boyd Gaming Corp.	100	2,715
Brinker International, Inc. (a)	6,270	190,922
Caesars Entertainment, Inc. (a)	6,900	106,605
Carnival Corp. unit	11,100	508,269
CBRL Group, Inc.	2,300	73,324
Hilton Hotels Corp.	13,700	244,545
International Game Technology	5,300	152,905
Kerzner International Ltd. (a)	2,000	89,260
Krispy Kreme Doughnuts, Inc. (a)(d)	13,900	179,032
McDonald's Corp.	33,900	915,978
MGM MIRAGE (a)	7,700	318,318
Outback Steakhouse, Inc.	8,800	344,432
Royal Caribbean Cruises Ltd.	13,000	536,900
Starbucks Corp. (a)	1,900	82,156

	Shares	Value (Note 1)
Starwood Hotels & Resorts Worldwide, Inc. unit	10,100	$ 446,420
Wendy's International, Inc.	9,420	323,765
Wyndham International, Inc. Class A (a)	163,900	154,066
Yum! Brands, Inc.	4,700	186,637
TOTAL HOTELS, RESTAURANTS & LEISURE		4,856,249
HOUSEHOLD PRODUCTS - 4.4%
Colgate-Palmolive Co.	8,400	453,600
Kimberly-Clark Corp.	2,000	133,400
Procter & Gamble Co.	15,320	857,460
TOTAL HOUSEHOLD PRODUCTS		1,444,460
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	2,000	164,720
INTERNET & CATALOG RETAIL - 0.7%
Amazon.com, Inc. (a)	3,700	141,118
eBay, Inc. (a)	1,100	95,194
TOTAL INTERNET & CATALOG RETAIL		236,312
INTERNET SOFTWARE & SERVICES - 5.6%
Google, Inc. Class A	4,900	502,005
iVillage, Inc. (a)	31,700	184,177
Sina Corp. (a)(d)	13,300	277,039
Sohu.com, Inc. (a)(d)	15,900	236,274
Yahoo!, Inc. (a)	22,896	652,765
TOTAL INTERNET SOFTWARE & SERVICES		1,852,260
LEISURE EQUIPMENT & PRODUCTS - 3.5%
Brunswick Corp.	13,000	511,030
MarineMax, Inc. (a)	7,300	143,080
Polaris Industries, Inc.	7,200	339,552
SCP Pool Corp.	3,800	160,322
TOTAL LEISURE EQUIPMENT & PRODUCTS		1,153,984
MEDIA - 32.4%
ADVO, Inc.	3,900	115,362
Clear Channel Communications, Inc.	13,838	463,711
Comcast Corp. Class A (special) (a)	6,200	172,050
E.W. Scripps Co. Class A	3,350	342,739
EchoStar Communications Corp. Class A (a)	9,100	278,915
Fox Entertainment Group, Inc. Class A (a)	63,900	1,734,246
Gannett Co., Inc.	3,500	296,450
Harte-Hanks, Inc.	2,900	71,949
JC Decaux SA (a)	10,000	195,441
Lamar Advertising Co. Class A (a)	8,710	380,540
Liberty Media Corp. Class A (a)	35,700	318,087
Liberty Media International, Inc. Class A (a)	3,400	114,920
News Corp. Ltd. sponsored ADR	29,800	886,550
Common Stocks - continued
	Shares	Value (Note 1)
MEDIA - CONTINUED
Omnicom Group, Inc.	5,300	$ 364,693
Radio One, Inc. Class D (non-vtg.) (a)	23,000	358,800
Reuters Group PLC sponsored ADR	2,400	83,016
SBS Broadcasting SA (a)	2,500	87,500
Spanish Broadcasting System, Inc. Class A (a)	8,840	77,438
Time Warner, Inc. (a)	28,600	467,610
Tribune Co.	8,100	338,175
Univision Communications, Inc. Class A (a)	25,300	834,900
Viacom, Inc.:
Class A	11,600	392,776
Class B (non-vtg.)	64,628	2,152,758
Washington Post Co. Class B	130	112,905
Westwood One, Inc. (a)	2,900	65,076
TOTAL MEDIA		10,706,607
MULTILINE RETAIL - 4.1%
Big Lots, Inc. (a)	6,400	78,016
Family Dollar Stores, Inc.	6,200	163,990
Federated Department Stores, Inc.	3,400	147,560
JCPenney Co., Inc.	4,700	180,104
Neiman Marcus Group, Inc. Class A	1,300	69,160
Nordstrom, Inc.	2,900	107,677
Saks, Inc.	2,100	24,948
Target Corp.	13,200	588,456
TOTAL MULTILINE RETAIL		1,359,911
PERSONAL PRODUCTS - 3.2%
Alberto-Culver Co.	3,500	169,015
Avon Products, Inc.	12,500	552,250
Gillette Co.	8,100	344,250
TOTAL PERSONAL PRODUCTS		1,065,515
REAL ESTATE - 0.3%
MeriStar Hospitality Corp. (a)	16,000	92,160
SPECIALTY RETAIL - 11.4%
Aeropostale, Inc. (a)	2,900	90,335
American Eagle Outfitters, Inc. (a)	16,200	539,460
Best Buy Co., Inc.	2,900	134,908
Chico's FAS, Inc. (a)	3,800	155,420
Foot Locker, Inc.	10,500	234,885
Gap, Inc.	3,600	67,464
Home Depot, Inc.	33,660	1,230,610
Hot Topic, Inc. (a)	2,750	41,525
Limited Brands, Inc.	5,000	100,400
Lowe's Companies, Inc.	6,300	313,110
Office Depot, Inc. (a)	10,000	160,100
PETsMART, Inc.	3,300	92,598
Staples, Inc.	9,600	275,328

	Shares	Value (Note 1)
Steiner Leisure Ltd. (a)	7,300	$ 156,001
Toys 'R' Us, Inc. (a)	5,900	95,816
West Marine, Inc. (a)	4,300	77,787
TOTAL SPECIALTY RETAIL		3,765,747
TEXTILES APPAREL & LUXURY GOODS - 3.2%
Coach, Inc. (a)	1,800	75,870
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	2,000	53,960
Liz Claiborne, Inc.	6,900	262,683
NIKE, Inc. Class B	4,700	353,957
Phoenix Footwear Group, Inc. (a)	7,000	70,350
Polo Ralph Lauren Corp. Class A	5,100	186,303
Quiksilver, Inc. (a)	3,100	67,425
TOTAL TEXTILES APPAREL & LUXURY GOODS		1,070,548
TOTAL COMMON STOCKS (Cost $32,915,738)		33,002,990
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 1.53% (b)	83,333	83,333
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	450,000	450,000
TOTAL MONEY MARKET FUNDS (Cost $533,333)		533,333
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $33,449,071)	33,536,323
NET OTHER ASSETS - (1.4)%	(456,924)
NET ASSETS - 100%	$ 33,079,399
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $430,764) (cost $33,449,071) - See accompanying schedule		$ 33,536,323
Receivable for fund shares sold		11,694
Dividends receivable		27,599
Interest receivable		313
Prepaid expenses		38
Other affiliated receivables		13
Other receivables		7,530
Total assets		33,583,510

Liabilities
Payable for fund shares redeemed	$ 7,154
Accrued management fee	15,828
Other affiliated payables	13,522
Other payables and accrued expenses	17,607
Collateral on securities loaned, at value	450,000
Total liabilities		504,111

Net Assets		$ 33,079,399
Net Assets consist of:
Paid in capital		$ 32,795,257
Accumulated net investment loss		(80,899)
Accumulated undistributed net realized gain (loss) on investments		277,789
Net unrealized appreciation (depreciation) on investments		87,252
Net Assets, for 1,558,927 shares outstanding		$ 33,079,399
Net Asset Value, offering price and redemption price per share ($33,079,399 ÷ 1,558,927 shares)		$ 21.22

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 133,468
Interest		4,700
Security lending		2,062
Total income		140,230

Expenses
Management fee	$ 102,735
Transfer agent fees	68,344
Accounting and security lending fees	15,048
Non-interested trustees' compensation	90
Custodian fees and expenses	7,071
Registration fees	14,350
Audit	16,952
Legal	136
Miscellaneous	3,502
Total expenses before reductions	228,228
Expense reductions	(7,099)	221,129
Net investment income (loss)		(80,899)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		507,661
Change in net unrealized appreciation (depreciation) on investment securities		(3,710,778)
Net gain (loss)		(3,203,117)
Net increase (decrease) in net assets resulting from operations		$ (3,284,016)
Other Information
Deferred sales charges withheld by FDC		$ 48
Exchange fees withheld by FSC		$ 165

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consumer Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (80,899)	$ (119,555)
Net realized gain (loss)	507,661	4,330,397
Change in net unrealized appreciation (depreciation)	(3,710,778)	4,329,229
Net increase (decrease) in net assets resulting from operations	(3,284,016)	8,540,071
Distributions to shareholders from net realized gain	(1,510,535)	(589,523)
Share transactions Net proceeds from sales of shares	9,683,316	20,824,895
Reinvestment of distributions	1,475,744	577,945
Cost of shares redeemed	(8,864,805)	(14,480,206)
Net increase (decrease) in net assets resulting from share transactions	2,294,255	6,922,634
Redemption fees	6,246	7,160
Total increase (decrease) in net assets	(2,494,050)	14,880,342

Net Assets
Beginning of period	35,573,449	20,693,107
End of period (including accumulated net investment loss of $80,899 and $0, respectively)	$ 33,079,399	$ 35,573,449
Other Information Shares
Sold	420,939	964,806
Issued in reinvestment of distributions	62,268	25,128
Redeemed	(393,595)	(645,822)
Net increase (decrease)	89,612	344,112

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004H	2003	2002	2001	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.21	$ 18.39	$ 23.58	$ 25.31	$ 28.46	$ 31.81
Income from Investment Operations
Net investment income (loss)E	(.05)	(.09)	(.18)	(.07)	(.11)	.02F
Net realized and unrealized gain (loss)	(1.97)	6.28	(5.02)	(.25)	.68	(1.29)
Total from investment operations	(2.02)	6.19	(5.20)	(.32)	.57	(1.27)
Distributions from net investment income	-	-	-	-	-	(.02)
Distributions from net realized gain	(.97)	(.38)	-	(1.42)	(3.80)	(2.08)
Total distributions	(.97)	(.38)	-	(1.42)	(3.80)	(2.10)
Redemption fees added to paid in capitalE	-I	.01	.01	.01	.08	.02
Net asset value, end of period	$ 21.22	$ 24.21	$ 18.39	$ 23.58	$ 25.31	$ 28.46
Total ReturnB,C,D	(8.76)%	33.82%	(22.01)%	(.87)%	2.74%	(4.55)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.28%A	1.59%	1.86%	1.71%	1.80%	1.27%
Expenses net of voluntary waivers, if any	1.28%A	1.59%	1.86%	1.71%	1.80%	1.27%
Expenses net of all reductions	1.24%A	1.54%	1.83%	1.69%	1.78%	1.25%
Net investment income (loss)	(.45)%A	(.39)%	(.84)%	(.30)%	(.37)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,079	$ 35,573	$ 20,693	$ 23,471	$ 20,483	$ 63,331
Portfolio turnover rate	134%A	138%	116%	110%	92%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.04 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Food and Agriculture Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
McDonald's Corp.	6.7
PepsiCo, Inc.	6.0
Kellogg Co.	5.0
Unilever NV (NY Shares)	4.9
Nestle SA ADR	4.6
Procter & Gamble Co.	4.3
The Coca-Cola Co.	4.3
Anheuser-Busch Companies, Inc.	4.2
Altria Group, Inc.	3.4
Kraft Foods, Inc. Class A	3.2
46.6
Top Industries as of August 31, 2004
% of fund's net assets
Food Products	32.3%
Hotels, Restaurants & Leisure	27.4%
Beverages	16.1%
Food & Staples Retailing	8.5%
Household Products	8.2%
All Others*	7.5%

* Includes short-term investments and net other assets.

Semiannual Report

Food and Agriculture Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1)
BEVERAGES - 16.1%
Anheuser-Busch Companies, Inc.	95,200	$ 5,026,560
Coca-Cola Enterprises, Inc.	44,600	920,990
Constellation Brands, Inc. Class A (sub. vtg.) (a)	13,900	511,103
Pepsi Bottling Group, Inc.	12,300	329,517
PepsiAmericas, Inc.	5,200	103,168
PepsiCo, Inc.	142,900	7,145,000
The Coca-Cola Co. (d)	113,800	5,087,998
TOTAL BEVERAGES		19,124,336
BIOTECHNOLOGY - 0.3%
Senomyx, Inc.	46,000	299,000
CHEMICALS - 0.7%
Monsanto Co.	22,500	823,500
Sensient Technologies Corp.	800	16,800
The Scotts Co. Class A (a)	300	18,546
TOTAL CHEMICALS		858,846
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Aramark Corp. Class B	15,900	402,429
Cintas Corp.	6,900	282,969
TOTAL COMMERCIAL SERVICES & SUPPLIES		685,398
FOOD & STAPLES RETAILING - 8.5%
Albertsons, Inc.	144,100	3,541,978
Kroger Co. (a)	48,400	800,052
Performance Food Group Co. (a)	1,700	37,400
Safeway, Inc. (a)	96,900	1,957,380
Sysco Corp.	101,200	3,252,568
United Natural Foods, Inc. (a)	4,700	116,372
Whole Foods Market, Inc.	5,500	427,515
Winn-Dixie Stores, Inc. (d)	5,000	20,850
TOTAL FOOD & STAPLES RETAILING		10,154,115
FOOD PRODUCTS - 32.3%
Archer-Daniels-Midland Co.	224,800	3,590,056
Bunge Ltd.	15,100	602,339
Cadbury Schweppes PLC sponsored ADR	3,700	120,805
Campbell Soup Co.	2,200	57,112
ConAgra Foods, Inc.	2,500	65,500
Corn Products International, Inc.	13,200	609,180
Dean Foods Co. (a)	40,850	1,514,310
Fresh Del Monte Produce, Inc.	1,200	31,104
General Mills, Inc.	36,600	1,729,350
H.J. Heinz Co.	22,400	849,184
Hershey Foods Corp.	30,400	1,467,712
Hormel Foods Corp.	1,400	37,380
Kellogg Co.	143,100	6,007,338
Kraft Foods, Inc. Class A	122,700	3,838,056

	Shares	Value (Note 1)
McCormick & Co., Inc. (non-vtg.)	63,600	$ 2,133,780
Nestle SA ADR	93,000	5,440,500
Sanderson Farms, Inc.	400	13,676
Sara Lee Corp.	78,500	1,737,205
Smithfield Foods, Inc. (a)	27,300	701,610
The J.M. Smucker Co.	200	9,196
Tyson Foods, Inc. Class A	38,600	636,128
Unilever NV (NY Shares)	97,700	5,867,862
Wm. Wrigley Jr. Co.	22,900	1,420,487
TOTAL FOOD PRODUCTS		38,479,870
HOTELS, RESTAURANTS & LEISURE - 27.4%
Applebee's International, Inc.	52,575	1,265,480
Brinker International, Inc. (a)	50,700	1,543,815
Buffalo Wild Wings, Inc.	88,100	2,444,775
California Pizza Kitchen, Inc. (a)	6,400	122,176
CBRL Group, Inc.	4,600	146,648
Darden Restaurants, Inc.	32,600	684,926
Domino's Pizza, Inc.	31,100	443,175
Jack in the Box, Inc. (a)	3,458	97,654
McCormick & Schmick Seafood Restaurants	9,100	113,750
McDonald's Corp.	296,200	8,003,323
Outback Steakhouse, Inc.	98,000	3,835,720
P.F. Chang's China Bistro, Inc. (a)	7,168	300,483
Panera Bread Co. Class A (a)	14,500	504,310
Rare Hospitality International, Inc. (a)	22,400	605,696
Red Robin Gourmet Burgers, Inc. (a)	78,100	2,731,157
Ruby Tuesday, Inc.	500	13,525
Sonic Corp. (a)	86,350	1,929,923
Starbucks Corp. (a)(d)	59,400	2,568,456
The Cheesecake Factory, Inc. (a)	8,634	357,275
Wendy's International, Inc.	104,800	3,601,976
Yum! Brands, Inc.	33,000	1,310,430
TOTAL HOTELS, RESTAURANTS & LEISURE		32,624,673
HOUSEHOLD PRODUCTS - 8.2%
Colgate-Palmolive Co. (d)	68,400	3,693,600
Kimberly-Clark Corp.	13,300	887,110
Procter & Gamble Co. (d)	92,400	5,171,628
TOTAL HOUSEHOLD PRODUCTS		9,752,338
SPECIALTY RETAIL - 0.1%
Weight Watchers International, Inc. (a)	3,800	148,352
TOBACCO - 5.4%
Altria Group, Inc.	83,300	4,077,535
Loews Corp. - Carolina Group	34,100	841,588
Reynolds American, Inc.	10,800	815,400
Common Stocks - continued
	Shares	Value (Note 1)
TOBACCO - CONTINUED
Universal Corp.	4,000	$ 180,520
UST, Inc.	13,100	525,572
TOTAL TOBACCO		6,440,615
TOTAL COMMON STOCKS (Cost $106,852,303)		118,567,543
Money Market Funds - 13.1%

Fidelity Cash Central Fund, 1.53% (b)	470,174	470,174
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	15,101,725	15,101,725
TOTAL MONEY MARKET FUNDS (Cost $15,571,899)		15,571,899
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $122,424,202)		134,139,442
NET OTHER ASSETS - (12.7)%		(15,123,509)
NET ASSETS - 100%		$ 119,015,933
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
Netherlands	4.9%
Switzerland	4.6%
Others (individually less than 1%)	0.6%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $7,186,000 of which $4,117,000 and $3,069,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Food and Agriculture Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,893,553) (cost $122,424,202) - See accompanying schedule		$ 134,139,442
Receivable for investments sold		8,465
Receivable for fund shares sold		154,293
Dividends receivable		146,168
Interest receivable		2,699
Prepaid expenses		109
Other affiliated receivables		211
Other receivables		14,539
Total assets		134,465,926

Liabilities
Payable to custodian bank	$ 8,459
Payable for fund shares redeemed	222,048
Accrued management fee	57,583
Other affiliated payables	41,862
Other payables and accrued expenses	18,316
Collateral on securities loaned, at value	15,101,725
Total liabilities		15,449,993

Net Assets		$ 119,015,933
Net Assets consist of:
Paid in capital		$ 110,821,120
Undistributed net investment income		229,000
Accumulated undistributed net realized gain (loss) on investments		(3,749,809)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,715,622
Net Assets, for 2,651,441 shares outstanding		$ 119,015,933
Net Asset Value, offering price and redemption price per share ($119,015,933 ÷ 2,651,441 shares)		$ 44.89

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 799,064
Interest		23,567
Security lending		18,883
Total income		841,514

Expenses
Management fee	$ 332,826
Transfer agent fees	207,303
Accounting and security lending fees	29,954
Non-interested trustees' compensation	323
Custodian fees and expenses	7,883
Registration fees	23,699
Audit	17,124
Legal	124
Miscellaneous	6,967
Total expenses before reductions	626,203
Expense reductions	(13,689)	612,514
Net investment income (loss)		229,000
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		4,270,104
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,099,830)
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		(9,099,840)
Net gain (loss)		(4,829,736)
Net increase (decrease) in net assets resulting from operations		$ (4,600,736)
Other Information
Deferred sales charges withheld by FDC		$ 1,373
Exchange fees withheld by FSC		$ 548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Food and Agriculture Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 229,000	$ 504,056
Net realized gain (loss)	4,270,104	1,532,340
Change in net unrealized appreciation (depreciation)	(9,099,840)	22,627,041
Net increase (decrease) in net assets resulting from operations	(4,600,736)	24,663,437
Distributions to shareholders from net investment income	-	(521,536)
Share transactions Net proceeds from sales of shares	62,048,387	24,022,618
Reinvestment of distributions	-	489,419
Cost of shares redeemed	(42,897,013)	(32,354,647)
Net increase (decrease) in net assets resulting from share transactions	19,151,374	(7,842,610)
Redemption fees	28,941	13,977
Total increase (decrease) in net assets	14,579,579	16,313,268

Net Assets
Beginning of period	104,436,354	88,123,086
End of period (including undistributed net investment income of $229,000 and $0, respectively)	$ 119,015,933	$ 104,436,354
Other Information Shares
Sold	1,336,371	567,727
Issued in reinvestment of distributions	-	11,371
Redeemed	(930,912)	(800,611)
Net increase (decrease)	405,459	(221,513)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 46.50	$ 35.71	$ 44.68	$ 46.01	$ 31.88	$ 46.92
Income from Investment Operations
Net investment income (loss) E	.09	.22	.25	.34	.44	.42 F
Net realized and unrealized gain (loss)	(1.71)	10.80	(8.06)	2.79	13.96	(13.07)
Total from investment operations	(1.62)	11.02	(7.81)	3.13	14.40	(12.65)
Distributions from net investment income	-	(.24)	(.32)	(.21)	(.36)	(.42)
Distributions from net realized gain	-	-	(.88)	(4.28)	-	(1.79)
Distributions in excess of net realized gain	-	-	-	-	-	(.21)
Total distributions	-	(.24)	(1.20)	(4.49)	(.36)	(2.42)
Redemption fees added to paid in capital E	.01	.01	.04	.03	.09	.03
Net asset value, end of period	$ 44.89	$ 46.50	$ 35.71	$ 44.68	$ 46.01	$ 31.88
Total Return B, C, D	(3.46)%	30.94%	(17.85)%	7.76%	45.47%	(27.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.27%	1.25%	1.24%	1.28%	1.31%
Expenses net of voluntary waivers, if any	1.08% A	1.27%	1.25%	1.24%	1.28%	1.31%
Expenses net of all reductions	1.06% A	1.25%	1.17%	1.14%	1.24%	1.29%
Net investment income (loss)	.40% A	.55%	.59%	.79%	1.07%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,016	$ 104,436	$ 88,123	$ 119,980	$ 119,769	$ 78,288
Portfolio turnover rate	86% A	62%	225%	315%	151%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.28 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Leisure Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Yahoo!, Inc.	5.7
News Corp. Ltd. sponsored ADR	5.5
The DIRECTV Group, Inc.	5.5
McDonald's Corp.	5.1
Viacom, Inc. Class B (non-vtg.)	5.1
Univision Communications, Inc. Class A	4.8
Lamar Advertising Co. Class A	4.5
Carnival Corp. unit	3.6
Clear Channel Communications, Inc.	3.4
Liberty Media Corp. Class A	3.3
46.5
Top Industries as of August 31, 2004
% of fund's net assets
Media	52.5%
Hotels, Restaurants & Leisure	23.7%
Internet Software & Services	6.1%
Household Durables	5.3%
Leisure Equipment & Products	3.5%
All Others*	8.9%

* Includes short-term investments and net other assets.

Semiannual Report

Semiannual Report

Leisure Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
AUTOMOBILES - 2.5%
Harley-Davidson, Inc.	73,300	$ 4,472,766
COMMERCIAL SERVICES & SUPPLIES - 2.8%
Cendant Corp.	194,800	4,213,524
Strayer Education, Inc.	7,200	748,800
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,962,324
COMMUNICATIONS EQUIPMENT - 0.6%
Scientific-Atlanta, Inc.	39,000	1,062,360
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
BellSouth Corp.	100	2,676
SBC Communications, Inc.	100	2,579
Verizon Communications, Inc.	100	3,925
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		9,180
HOTELS, RESTAURANTS & LEISURE - 23.7%
Brinker International, Inc. (a)	39,600	1,205,820
Buffalo Wild Wings, Inc.	39,400	1,093,350
Carnival Corp. unit	139,300	6,378,547
GTECH Holdings Corp.	7,400	173,900
Harrah's Entertainment, Inc.	12,400	597,556
Hilton Hotels Corp.	22,600	403,410
International Game Technology	48,400	1,396,340
Kerzner International Ltd. (a)	53,500	2,387,705
Krispy Kreme Doughnuts, Inc. (a)	26,100	336,168
Marriott International, Inc. Class A	29,600	1,404,520
McDonald's Corp.	338,900	9,157,078
MGM MIRAGE (a)	47,300	1,955,382
Outback Steakhouse, Inc.	65,700	2,571,498
Penn National Gaming, Inc. (a)	23,400	909,090
Red Robin Gourmet Burgers, Inc. (a)	12,900	451,113
Royal Caribbean Cruises Ltd.	59,700	2,465,610
Starwood Hotels & Resorts Worldwide, Inc. unit	47,000	2,077,400
Station Casinos, Inc.	15,500	713,000
Wendy's International, Inc.	88,400	3,038,308
Wyndham International, Inc. Class A (a)	3,600	3,384
Wynn Resorts Ltd. (a)	26,200	1,011,320
Yum! Brands, Inc.	64,000	2,541,440
TOTAL HOTELS, RESTAURANTS & LEISURE		42,271,939
HOUSEHOLD DURABLES - 5.3%
Centex Corp.	62,300	2,851,471
D.R. Horton, Inc.	44,400	1,373,736
KB Home	19,500	1,341,015
Pulte Homes, Inc.	42,900	2,528,955
Toll Brothers, Inc. (a)	30,700	1,362,773
TOTAL HOUSEHOLD DURABLES		9,457,950

	Shares	Value (Note 1)
INTERNET SOFTWARE & SERVICES - 6.1%
CNET Networks, Inc. (a)	35,000	$ 284,550
Sina Corp. (a)	12,000	249,960
Sohu.com, Inc. (a)(d)	16,700	248,162
Yahoo!, Inc. (a)	356,604	10,166,779
TOTAL INTERNET SOFTWARE & SERVICES		10,949,451
LEISURE EQUIPMENT & PRODUCTS - 3.5%
Brunswick Corp.	88,500	3,478,935
MarineMax, Inc. (a)	22,300	437,080
Polaris Industries, Inc.	51,200	2,414,592
TOTAL LEISURE EQUIPMENT & PRODUCTS		6,330,607
MEDIA - 52.5%
Cablevision Systems Corp. - NY Group Class A (a)	20,000	370,400
Citadel Broadcasting Corp.	23,800	342,720
Clear Channel Communications, Inc.	179,241	6,006,366
Comcast Corp. Class A (a)	48,000	1,352,160
Cumulus Media, Inc. Class A (a)	42,900	647,790
E.W. Scripps Co. Class A	19,200	1,964,352
EchoStar Communications Corp. Class A (a)	50,300	1,541,695
Fox Entertainment Group, Inc. Class A (a)	164,700	4,469,958
Gannett Co., Inc.	36,200	3,066,140
Getty Images, Inc. (a)	19,800	1,097,910
Grupo Televisa SA de CV sponsored ADR	22,700	1,092,551
JC Decaux SA (a)	114,300	2,233,889
Lamar Advertising Co. Class A (a)	184,700	8,069,543
Liberty Media Corp. Class A (a)	671,968	5,987,235
Liberty Media International, Inc. Class A (a)	21,501	726,734
News Corp. Ltd. sponsored ADR	329,748	9,810,003
Omnicom Group, Inc.	60,400	4,156,124
Salem Communications Corp. Class A (a)	30,500	811,300
Spanish Broadcasting System, Inc. Class A (a)	50,900	445,884
The DIRECTV Group, Inc. (a)	614,701	9,755,305
Time Warner, Inc. (a)	193,300	3,160,455
Tribune Co.	70,200	2,930,850
UnitedGlobalCom, Inc. Class A (a)	69,200	470,560
Univision Communications, Inc. Class A (a)	257,900	8,510,700
Viacom, Inc. Class B (non-vtg.)	272,196	9,066,849
Walt Disney Co.	153,200	3,439,340
Washington Post Co. Class B	100	86,850
XM Satellite Radio Holdings, Inc. Class A (a)	79,600	2,186,612
TOTAL MEDIA		93,800,275
REAL ESTATE - 0.2%
Host Marriott Corp. (a)	30,400	405,840
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 0.4%
Cabela's, Inc. Class A (d)	9,600	$ 245,760
Foot Locker, Inc.	18,100	404,897
Steiner Leisure Ltd. (a)	100	2,137
TOTAL SPECIALTY RETAIL		652,794
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
American Tower Corp. Class A (a)	95,400	1,420,506
TOTAL COMMON STOCKS (Cost $165,485,441)		175,795,992
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 1.53% (b)	1,818,692	1,818,692
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	204,900	204,900
TOTAL MONEY MARKET FUNDS (Cost $2,023,592)		2,023,592
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $167,509,033)	177,819,584
NET OTHER ASSETS - 0.5%	934,342
NET ASSETS - 100%	$ 178,753,926
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.3%
Australia	5.5%
Panama	3.6%
Liberia	1.4%
Bahamas (Nassau)	1.3%
France	1.2%
Others (individually less than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $194,472) (cost $167,509,033) - See accompanying schedule		$ 177,819,584
Receivable for investments sold		3,420,490
Receivable for fund shares sold		30,685
Dividends receivable		75,184
Interest receivable		3,131
Prepaid expenses		199
Other affiliated receivables		141
Other receivables		53,510
Total assets		181,402,924

Liabilities
Payable for investments purchased	$ 1,986,554
Payable for fund shares redeemed	292,356
Accrued management fee	85,731
Other affiliated payables	60,940
Other payables and accrued expenses	18,517
Collateral on securities loaned, at value	204,900
Total liabilities		2,648,998

Net Assets		$ 178,753,926
Net Assets consist of:
Paid in capital		$ 165,134,037
Accumulated net investment loss		(472,599)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,781,937
Net unrealized appreciation (depreciation) on investments		10,310,551
Net Assets, for 2,663,816 shares outstanding		$ 178,753,926
Net Asset Value, offering price and redemption price per share ($178,753,926 ÷ 2,663,816 shares)		$ 67.10

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 445,436
Interest		11,894
Security lending		25,912
Total income		483,242

Expenses
Management fee	$ 571,708
Transfer agent fees	332,563
Accounting and security lending fees	50,868
Non-interested trustees' compensation	540
Custodian fees and expenses	7,869
Registration fees	23,733
Audit	17,334
Legal	261
Interest	379
Miscellaneous	11,368
Total expenses before reductions	1,016,623
Expense reductions	(60,782)	955,841
Net investment income (loss)		(472,599)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,615,829
Foreign currency transactions	441
Total net realized gain (loss)		4,616,270
Change in net unrealized appreciation (depreciation) on investment securities		(16,580,452)
Net gain (loss)		(11,964,182)
Net increase (decrease) in net assets resulting from operations		$ (12,436,781)
Other Information
Deferred sales charges withheld by FDC		$ 6,093
Exchange fees withheld by FSC		$ 938

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Leisure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (472,599)	$ (614,516)
Net realized gain (loss)	4,616,270	41,417,523
Change in net unrealized appreciation (depreciation)	(16,580,452)	24,508,475
Net increase (decrease) in net assets resulting from operations	(12,436,781)	65,311,482
Distributions to shareholders from net realized gain	(9,334,857)	-
Share transactions Net proceeds from sales of shares	41,165,618	79,019,245
Reinvestment of distributions	8,833,039	-
Cost of shares redeemed	(53,851,812)	(52,161,777)
Net increase (decrease) in net assets resulting from share transactions	(3,853,155)	26,857,468
Redemption fees	25,199	37,107
Total increase (decrease) in net assets	(25,599,594)	92,206,057

Net Assets
Beginning of period	204,353,520	112,147,463
End of period (including accumulated net investment loss of $472,599 and $0, respectively)	$ 178,753,926	$ 204,353,520
Other Information Shares
Sold	568,756	1,278,672
Issued in reinvestment of distributions	121,250	-
Redeemed	(772,741)	(839,593)
Net increase (decrease)	(82,735)	439,079

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
August 31,	(Unaudited)	2004H	2003	2002	2001	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 74.40	$ 48.60	$ 61.57	$ 66.22	$ 84.73	$ 81.44
Income from Investment Operations
Net investment income (loss)E	(.17)	(.24)	(.33)	(.29)	(.11)	(.28)F
Net realized and unrealized gain (loss)	(3.74)	26.03	(12.66)	(4.37)	(8.52)	11.58
Total from investment operations	(3.91)	25.79	(12.99)	(4.66)	(8.63)	11.30
Distributions from net realized gain	(3.40)	-	-	-	(9.92)	(8.15)
Redemption fees added to paid in capitalE	.01	.01	.02	.01	.04	.14
Net asset value, end of period	$ 67.10	$ 74.40	$ 48.60	$ 61.57	$ 66.22	$ 84.73
Total ReturnB,C,D	(5.60)%	53.09%	(21.07)%	(7.02)%	(12.04)%	13.89%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.02%A	1.15%	1.27%	1.12%	1.12%	1.15%
Expenses net of voluntary waivers, if any	1.02%A	1.15%	1.27%	1.12%	1.12%	1.15%
Expenses net of all reductions	.96%A	1.09%	1.19%	1.09%	1.12%	1.12%
Net investment income (loss)	(.48)%A	(.38)%	(.62)%	(.46)%	(.15)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,754	$ 204,354	$ 112,147	$ 211,055	$ 269,848	$ 314,348
Portfolio turnover rate	118%A	156%	124%	60%	71%	120%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.04 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Multimedia Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Viacom, Inc. Class B (non-vtg.)	9.4
Yahoo!, Inc.	8.8
Walt Disney Co.	6.7
Fox Entertainment Group, Inc. Class A	6.0
The DIRECTV Group, Inc.	5.4
Clear Channel Communications, Inc.	5.2
Lamar Advertising Co. Class A	5.0
Time Warner, Inc.	4.1
Omnicom Group, Inc.	3.7
Tribune Co.	3.7
58.0
Top Industries as of August 31, 2004
% of fund's net assets
Media	80.4%
Internet Software & Services	12.3%
Wireless Telecommunication Services	2.1%
Commercial Services & Supplies	2.1%
Internet & Catalog Retail	1.7%
All Others*	1.4%

* Includes short-term investments and net other assets.

Semiannual Report

Multimedia Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Monster Worldwide, Inc. (a)	28,100	$ 568,463
R.R. Donnelley & Sons Co.	50,100	1,539,573
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,108,036
INTERNET & CATALOG RETAIL - 1.7%
IAC/InterActiveCorp (a)	74,600	1,701,626
INTERNET SOFTWARE & SERVICES - 12.3%
Google, Inc. Class A	25,000	2,561,250
iVillage, Inc. (a)	99,100	575,771
Sina Corp. (a)(d)	15,000	312,450
Yahoo!, Inc. (a)	307,700	8,772,527
TOTAL INTERNET SOFTWARE & SERVICES		12,221,998
MEDIA - 80.4%
ADVO, Inc.	8,800	260,304
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	41,800	1,454,640
Cablevision Systems Corp. - NY Group Class A (a)	123,955	2,295,647
Central European Media Enterprises Ltd. Class A (a)	16,300	443,034
Cheil Communications, Inc.	30	3,921
Clear Channel Communications, Inc.	155,226	5,201,623
Dow Jones & Co., Inc.	11,900	488,495
E.W. Scripps Co. Class A	23,100	2,363,361
EchoStar Communications Corp. Class A (a)	95,600	2,930,140
Fox Entertainment Group, Inc. Class A (a)	219,900	5,968,086
Gannett Co., Inc.	35,400	2,998,380
Gemstar-TV Guide International, Inc. (a)	44,200	233,376
Harte-Hanks, Inc.	11,300	280,353
ITV PLC	1	2
JC Decaux SA (a)	28,000	547,234
Lamar Advertising Co. Class A (a)(d)	113,400	4,954,446
Liberty Media Corp. Class A (a)	147,404	1,313,370
Liberty Media International, Inc. Class A (a)	13,670	462,046
Lions Gate Entertainment Corp. (a)	54,200	357,521
McGraw-Hill Companies, Inc.	11,300	855,749
News Corp. Ltd.:
ADR (d)	37,700	1,178,125
sponsored ADR	121,711	3,620,902
Omnicom Group, Inc.	53,100	3,653,811
Pixar (a)	18,200	1,414,504
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	101,460	922,271
Point.360 (a)	1,000	2,650
R.H. Donnelley Corp. (a)	7,100	329,795
Radio One, Inc. Class D (non-vtg.) (a)	43,500	678,600
Reuters Group PLC sponsored ADR	15,300	529,227
SBS Broadcasting SA (a)	11,600	406,000
Sirius Satellite Radio, Inc. (a)	78,800	182,816

	Shares	Value (Note 1)
Sogecable SA (a)	6,900	$ 249,879
The DIRECTV Group, Inc. (a)	341,434	5,418,558
Time Warner, Inc. (a)	247,925	4,053,574
TiVo, Inc. (a)(d)	104,300	448,490
Tribune Co.	87,400	3,648,950
UnitedGlobalCom, Inc. Class A (a)	45,800	311,440
Univision Communications, Inc. Class A (a)	80,900	2,669,700
Viacom, Inc. Class B (non-vtg.)	281,996	9,393,287
Walt Disney Co.	296,100	6,647,445
Washington Post Co. Class B	700	607,950
World Wrestling Entertainment, Inc. Class A	28,800	345,888
TOTAL MEDIA		80,125,590
SOFTWARE - 0.0%
Macrovision Corp. (a)	200	4,730
WIRELESS TELECOMMUNICATION SERVICES - 2.1%
SpectraSite, Inc. (a)	47,300	2,125,662
TOTAL COMMON STOCKS (Cost $91,040,530)		98,287,642
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 1.53% (b)	1,637,575	1,637,575
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	6,818,175	6,818,175
TOTAL MONEY MARKET FUNDS (Cost $8,455,750)		8,455,750
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $99,496,280)	106,743,392
NET OTHER ASSETS - (7.1)%	(7,030,172)
NET ASSETS - 100%	$ 99,713,220
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,731,177) (cost $99,496,280) - See accompanying schedule		$ 106,743,392
Receivable for fund shares sold		27,793
Dividends receivable		58,302
Interest receivable		1,419
Prepaid expenses		198
Other affiliated receivables		86
Other receivables		19,081
Total assets		106,850,271

Liabilities
Payable for fund shares redeemed	$ 214,965
Accrued management fee	48,244
Other affiliated payables	38,350
Other payables and accrued expenses	17,317
Collateral on securities loaned, at value	6,818,175
Total liabilities		7,137,051

Net Assets		$ 99,713,220
Net Assets consist of:
Paid in capital		$ 93,219,765
Accumulated net investment loss		(377,563)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(376,094)
Net unrealized appreciation (depreciation) on investments		7,247,112
Net Assets, for 2,568,229 shares outstanding		$ 99,713,220
Net Asset Value, offering price and redemption price per share ($99,713,220 ÷ 2,568,229 shares)		$ 38.83

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 221,002
Interest		7,896
Security lending		23,588
Total income		252,486

Expenses
Management fee	$ 343,179
Transfer agent fees	215,807
Accounting and security lending fees	30,829
Non-interested trustees' compensation	328
Custodian fees and expenses	8,346
Registration fees	20,649
Audit	17,174
Legal	302
Interest	1,959
Miscellaneous	10,429
Total expenses before reductions	649,002
Expense reductions	(18,953)	630,049
Net investment income (loss)		(377,563)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	360,087
Foreign currency transactions	727
Total net realized gain (loss)		360,814
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,813,860)
Assets and liabilities in foreign currencies	(157)
Total change in net unrealized appreciation (depreciation)		(14,814,017)
Net gain (loss)		(14,453,203)
Net increase (decrease) in net assets resulting from operations		$ (14,830,766)
Other Information
Deferred sales charges withheld by FDC		$ 430
Exchange fees withheld by FSC		$ 2,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Multimedia Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (377,563)	$ (1,154,441)
Net realized gain (loss)	360,814	35,926,439
Change in net unrealized appreciation (depreciation)	(14,814,017)	21,257,804
Net increase (decrease) in net assets resulting from operations	(14,830,766)	56,029,802
Distributions to shareholders from net realized gain	(3,089,210)	(12,358,836)
Share transactions Net proceeds from sales of shares	15,553,508	137,479,179
Reinvestment of distributions	2,947,812	11,930,736
Cost of shares redeemed	(64,702,732)	(129,433,118)
Net increase (decrease) in net assets resulting from share transactions	(46,201,412)	19,976,797
Redemption fees	8,971	66,876
Total increase (decrease) in net assets	(64,112,417)	63,714,639

Net Assets
Beginning of period	163,825,637	100,110,998
End of period (including accumulated net investment loss of $377,563 and $0, respectively)	$ 99,713,220	$ 163,825,637
Other Information Shares
Sold	360,769	3,290,473
Issued in reinvestment of distributions	66,323	279,016
Redeemed	(1,512,989)	(3,033,755)
Net increase (decrease)	(1,085,897)	535,734

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 44.83	$ 32.10	$ 37.38	$ 41.91	$ 53.39	$ 43.13
Income from Investment Operations
Net investment income (loss)E	(.13)	(.31)	(.20)	(.18)	(.06)	(.16)
Net realized and unrealized gain (loss)	(4.79)	16.49	(5.14)	(4.36)	(7.29)	11.90
Total from investment operations	(4.92)	16.18	(5.34)	(4.54)	(7.35)	11.74
Distributions from net realized gain	(1.08)	(3.47)	-	-	(4.16)	(1.57)
Redemption fees added to paid in capitalE	-H	.02	.06	.01	.03	.09
Net asset value, end of period	$ 38.83	$ 44.83	$ 32.10	$ 37.38	$ 41.91	$ 53.39
Total ReturnB,C,D	(11.28)%	50.99%	(14.13)%	(10.81)%	(13.97)%	27.62%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.09%A	1.17%	1.29%	1.13%	1.13%	1.17%
Expenses net of voluntary waivers, if any	1.09%A	1.17%	1.29%	1.13%	1.13%	1.17%
Expenses net of all reductions	1.05%A	1.09%	1.13%	1.10%	1.12%	1.15%
Net investment income (loss)	(.63)%A	(.75)%	(.59)%	(.46)%	(.14)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,713	$ 163,826	$ 100,111	$ 140,070	$ 235,761	$ 238,612
Portfolio turnover rate	63%A	208%	272%	74%	73%	76%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Retailing Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Home Depot, Inc.	10.7
CVS Corp.	9.6
McDonald's Corp.	9.5
Safeway, Inc.	7.6
American Eagle Outfitters, Inc.	7.2
Albertsons, Inc.	4.9
Wal-Mart Stores, Inc.	4.8
ShopKo Stores, Inc.	4.5
Abercrombie & Fitch Co. Class A	3.2
Too, Inc.	1.9
63.9
Top Industries as of August 31, 2004
% of fund's net assets
Specialty Retail	31.6%
Food & Staples Retailing	31.5%
Hotels, Restaurants & Leisure	12.8%
Multiline Retail	9.8%
Distributors	1.3%
All Others*	13.0%

* Includes short-term investments and net other assets.

Semiannual Report

Retailing Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value (Note 1)
BEVERAGES - 0.3%
Pyramid Breweries, Inc.	131,900	$ 304,821
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,400	22,386
DISTRIBUTORS - 1.3%
Advanced Marketing Services, Inc.	110,100	1,368,543
FOOD & STAPLES RETAILING - 31.5%
Albertsons, Inc.	211,400	5,196,212
BJ's Wholesale Club, Inc. (a)	10,700	270,924
Costco Wholesale Corp.	4,600	189,382
CVS Corp.	256,900	10,276,000
Kroger Co. (a)	78,900	1,304,217
Longs Drug Stores Corp.	20,300	492,884
Rite Aid Corp. (a)	34,300	150,920
Safeway, Inc. (a)(d)	400,200	8,084,040
Wal-Mart Stores, Inc.	98,000	5,161,660
Walgreen Co.	47,500	1,731,375
Weis Markets, Inc.	2,600	87,152
Wild Oats Markets, Inc. (a)	59,700	527,151
Winn-Dixie Stores, Inc. (d)	45,300	188,901
TOTAL FOOD & STAPLES RETAILING		33,660,818
HOTELS, RESTAURANTS & LEISURE - 12.8%
Buca, Inc. (a)	5,100	24,225
Darden Restaurants, Inc.	64,900	1,363,549
Jack in the Box, Inc. (a)	400	11,296
Krispy Kreme Doughnuts, Inc. (a)(d)	66,500	856,520
McDonald's Corp.	377,400	10,197,348
Outback Steakhouse, Inc.	6,000	234,840
Starbucks Corp. (a)	16,600	717,784
Wendy's International, Inc.	4,600	158,102
Yum! Brands, Inc.	2,700	107,217
TOTAL HOTELS, RESTAURANTS & LEISURE		13,670,881
HOUSEHOLD DURABLES - 0.2%
Yankee Candle Co., Inc. (a)	6,100	165,371
INTERNET & CATALOG RETAIL - 0.6%
Amazon.com, Inc. (a)	5,300	202,142
eBay, Inc. (a)	4,500	389,430
TOTAL INTERNET & CATALOG RETAIL		591,572
MULTILINE RETAIL - 9.8%
99 Cents Only Stores (a)	1,800	23,310
Big Lots, Inc. (a)	107,000	1,304,330
Dollar General Corp.	5,400	106,380

	Shares	Value (Note 1)
Dollar Tree Stores, Inc. (a)	38,200	$ 898,082
Family Dollar Stores, Inc.	9,100	240,695
Federated Department Stores, Inc.	2,800	121,520
Fred's, Inc. Class A	24,000	333,840
JCPenney Co., Inc.	5,200	199,264
Kohl's Corp. (a)	34,600	1,712,008
Nordstrom, Inc.	5,700	211,641
Saks, Inc.	18,300	217,404
Sears, Roebuck & Co.	4,800	183,744
ShopKo Stores, Inc. (a)	285,100	4,823,892
Target Corp.	3,000	133,740
The May Department Stores Co.	300	7,353
TOTAL MULTILINE RETAIL		10,517,203
SPECIALTY RETAIL - 31.6%
Abercrombie & Fitch Co. Class A	121,500	3,402,000
American Eagle Outfitters, Inc. (a)	230,000	7,659,000
Barnes & Noble, Inc. (a)	3,900	134,784
Best Buy Co., Inc.	2,700	125,604
Blockbuster, Inc. Class A (d)	17,800	142,934
CarMax, Inc. (a)	14,900	291,742
Charming Shoppes, Inc. (a)	10,800	74,088
Christopher & Banks Corp.	19,300	339,873
Circuit City Stores, Inc.	16,900	219,193
Gap, Inc.	24,900	466,626
Home Depot, Inc.	313,000	11,443,280
Kirkland's, Inc. (a)	24,500	188,650
Limited Brands, Inc.	23,760	477,101
Linens 'N Things, Inc. (a)	28,100	704,748
Lowe's Companies, Inc.	2,400	119,280
Office Depot, Inc. (a)	83,100	1,330,431
Payless ShoeSource, Inc. (a)	17,400	201,840
PETCO Animal Supplies, Inc. (a)	35,200	1,165,824
PETsMART, Inc.	20,700	580,842
RadioShack Corp.	8,500	228,990
Ross Stores, Inc.	4,300	90,945
Shoe Carnival, Inc. (a)	10,000	114,700
Staples, Inc.	9,400	269,592
Talbots, Inc.	7,700	206,437
Too, Inc. (a)	132,000	2,065,800
Toys 'R' Us, Inc. (a)	101,100	1,641,864
Whitehall Jewellers, Inc. (a)	15,500	122,450
TOTAL SPECIALTY RETAIL		33,808,618
TEXTILES APPAREL & LUXURY GOODS - 0.5%
Jones Apparel Group, Inc.	5,500	196,295
Oshkosh B'Gosh, Inc. Class A	17,300	352,401
Wolverine World Wide, Inc.	500	12,060
TOTAL TEXTILES APPAREL & LUXURY GOODS		560,756
TOTAL COMMON STOCKS (Cost $86,187,546)		94,670,969
Money Market Funds - 16.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	11,683,449	$ 11,683,449
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	6,153,300	6,153,300
TOTAL MONEY MARKET FUNDS (Cost $17,836,749)		17,836,749
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $104,024,295)		112,507,718
NET OTHER ASSETS - (5.3)%		(5,677,284)
NET ASSETS - 100%		$ 106,830,434
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $403,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,892,336) (cost $104,024,295) - See accompanying schedule		$ 112,507,718
Receivable for investments sold		462,181
Receivable for fund shares sold		257,436
Dividends receivable		158,427
Interest receivable		13,707
Prepaid expenses		94
Other affiliated receivables		127
Other receivables		16,516
Total assets		113,416,206

Liabilities
Payable for investments purchased	$ 131,865
Payable for fund shares redeemed	201,051
Accrued management fee	48,624
Other affiliated payables	33,883
Other payables and accrued expenses	17,049
Collateral on securities loaned, at value	6,153,300
Total liabilities		6,585,772

Net Assets		$ 106,830,434
Net Assets consist of:
Paid in capital		$ 97,632,217
Accumulated net investment loss		(70,423)
Accumulated undistributed net realized gain (loss) on investments		785,217
Net unrealized appreciation (depreciation) on investments		8,483,423
Net Assets, for 2,341,466 shares outstanding		$ 106,830,434
Net Asset Value, offering price and redemption price per share ($106,830,434 ÷ 2,341,466 shares)		$ 45.63

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 354,026
Interest		51,320
Security lending		24,144
Total income		429,490

Expenses
Management fee	$ 261,285
Transfer agent fees	172,961
Accounting and security lending fees	23,578
Non-interested trustees' compensation	248
Custodian fees and expenses	4,823
Registration fees	26,559
Audit	17,069
Legal	134
Miscellaneous	6,086
Total expenses before reductions	512,743
Expense reductions	(12,830)	499,913
Net investment income (loss)		(70,423)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,416,609
Change in net unrealized appreciation (depreciation) on investment securities		(4,764,566)
Net gain (loss)		(3,347,957)
Net increase (decrease) in net assets resulting from operations		$ (3,418,380)
Other Information
Deferred sales charges withheld by FDC		$ 405
Exchange fees withheld by FSC		$ 758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Retailing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (70,423)	$ (376,089)
Net realized gain (loss)	1,416,609	10,890,158
Change in net unrealized appreciation (depreciation)	(4,764,566)	22,296,787
Net increase (decrease) in net assets resulting from operations	(3,418,380)	32,810,856
Share transactions Net proceeds from sales of shares	58,393,054	96,912,516
Cost of shares redeemed	(35,257,760)	(106,328,320)
Net increase (decrease) in net assets resulting from share transactions	23,135,294	(9,415,804)
Redemption fees	27,794	63,615
Total increase (decrease) in net assets	19,744,708	23,458,667

Net Assets
Beginning of period	87,085,726	63,627,059
End of period (including accumulated net investment loss of $70,423 and $0, respectively)	$ 106,830,434	$ 87,085,726
Other Information Shares
Sold	1,264,810	2,393,633
Redeemed	(760,927)	(2,627,252)
Net increase (decrease)	503,883	(233,619)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 47.39	$ 30.72	$ 41.67	$ 46.34	$ 50.42	$ 67.50
Income from Investment Operations
Net investment income (loss) E	(.04)	(.19)	(.28)	(.23)	(.25)	(.39)
Net realized and unrealized gain (loss)	(1.73)	16.83	(10.70)	(3.05)	3.15	(6.72)
Total from investment operations	(1.77)	16.64	(10.98)	(3.28)	2.90	(7.11)
Distributions from net realized gain	-	-	-	(1.47)	(7.18)	(10.13)
Redemption fees added to paid in capital E	.01	.03	.03	.08	.20	.16
Net asset value, end of period	$ 45.63	$ 47.39	$ 30.72	$ 41.67	$ 46.34	$ 50.42
Total Return B, C, D	(3.71)%	54.26%	(26.28)%	(6.85)%	5.77%	(12.15)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.13% A	1.31%	1.32%	1.29%	1.36%	1.25%
Expenses net of voluntary waivers, if any	1.13% A	1.31%	1.32%	1.29%	1.36%	1.25%
Expenses net of all reductions	1.10% A	1.28%	1.25%	1.16%	1.29%	1.20%
Net investment income (loss)	(.15)% A	(.46)%	(.74)%	(.54)%	(.51)%	(.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,830	$ 87,086	$ 63,627	$ 127,194	$ 96,888	$ 75,822
Portfolio turnover rate	50% A	85%	149%	280%	278%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Consumer Sector

Air Transportation Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Goodrich Corp.	6.4
United Parcel Service, Inc. Class B	6.1
Southwest Airlines Co.	5.9
FedEx Corp.	5.9
The Boeing Co.	5.7
Honeywell International, Inc.	5.3
Rockwell Collins, Inc.	5.1
JetBlue Airways Corp.	5.0
Expeditors International of Washington, Inc.	4.9
Lockheed Martin Corp.	4.4
54.7
Top Industries as of August 31, 2004
% of fund's net assets
Aerospace & Defense	38.6%
Air Freight & Logistics	27.5%
Airlines	24.0%
Oil & Gas	4.9%
IT Services	2.3%
All Others*	2.7%

* Includes short-term investments and net other assets.

Semiannual Report

Air Transportation Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 38.6%
Bombardier, Inc. Class B (sub. vtg.)	354,000	$ 817,016
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	8,400	223,020
General Dynamics Corp.	9,600	937,344
Goodrich Corp.	67,600	2,146,976
Honeywell International, Inc.	49,200	1,770,216
Lockheed Martin Corp.	27,300	1,468,194
Precision Castparts Corp.	25,100	1,382,759
Rockwell Collins, Inc.	50,300	1,729,817
The Boeing Co.	36,800	1,921,696
United Technologies Corp.	6,100	572,851
TOTAL AEROSPACE & DEFENSE		12,969,889
AIR FREIGHT & LOGISTICS - 27.5%
C.H. Robinson Worldwide, Inc.	26,900	1,147,823
Dynamex, Inc. (a)	1,900	25,479
EGL, Inc. (a)	38,463	931,958
Expeditors International of Washington, Inc.	33,800	1,648,764
FedEx Corp.	23,900	1,959,561
Forward Air Corp. (a)	24,300	882,819
Hub Group, Inc. Class A (a)	10,300	273,156
United Parcel Service, Inc. Class B	28,000	2,045,400
UTI Worldwide, Inc.	6,000	307,800
TOTAL AIR FREIGHT & LOGISTICS		9,222,760
AIRLINES - 24.0%
AirTran Holdings, Inc. (a)	88,800	1,078,920
Alaska Air Group, Inc. (a)	8,400	197,736
America West Holding Corp. Class B (a)(d)	10,300	67,980
AMR Corp. (a)(d)	62,100	555,174
British Airways PLC ADR (a)	4,200	169,680
Continental Airlines, Inc. Class B (a)(d)	27,400	264,410
ExpressJet Holdings, Inc. Class A (a)	10,900	117,175
FLYi, Inc. (a)	8,600	39,904
Frontier Airlines, Inc. (a)	48,500	436,500
JetBlue Airways Corp. (a)(d)	69,775	1,664,134
Northwest Airlines Corp. (a)(d)	61,200	576,504
Republic Airways Holdings, Inc.	5,200	69,160
SkyWest, Inc.	10,300	148,217
Southwest Airlines Co.	134,025	1,986,251
WestJet Airlines Ltd. (a)	66,950	677,226
TOTAL AIRLINES		8,048,971
COMMERCIAL SERVICES & SUPPLIES - 1.7%
The Brink's Co.	19,500	561,600
IT SERVICES - 2.3%
Sabre Holdings Corp. Class A	34,000	782,000

	Shares	Value (Note 1)
OIL & GAS - 4.9%
Frontline Ltd.	1,850	$ 69,332
General Maritime Corp. (a)	7,900	215,512
OMI Corp.	34,200	435,024
Top Tankers, Inc.	34,300	401,996
Tsakos Energy Navigation Ltd.	20,000	544,000
TOTAL OIL & GAS		1,665,864
TOTAL COMMON STOCKS (Cost $28,575,102)		33,251,084
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 1.53% (b)	413,210	413,210
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	3,146,775	3,146,775
TOTAL MONEY MARKET FUNDS (Cost $3,559,985)		3,559,985
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $32,135,087)	36,811,069
NET OTHER ASSETS - (9.6)%	(3,226,815)
NET ASSETS - 100%	$ 33,584,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.6%
Canada	4.4%
Marshall Islands	3.1%
Bermuda	1.8%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2005 approximately $1,550,000 of losses recognized during the period November 1, 2003 to February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,033,669) (cost $32,135,087) - See accompanying schedule		$ 36,811,069
Receivable for fund shares sold		11,021
Dividends receivable		42,323
Interest receivable		178
Prepaid expenses		65
Other affiliated receivables		128
Other receivables		6,566
Total assets		36,871,350

Liabilities
Payable for fund shares redeemed	$ 92,249
Accrued management fee	16,136
Other affiliated payables	14,698
Other payables and accrued expenses	17,238
Collateral on securities loaned, at value	3,146,775
Total liabilities		3,287,096

Net Assets		$ 33,584,254
Net Assets consist of:
Paid in capital		$ 31,127,344
Undistributed net investment income		13,582
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,233,175)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,676,503
Net Assets, for 1,131,372 shares outstanding		$ 33,584,254
Net Asset Value, offering price and redemption price per share ($33,584,254 ÷ 1,131,372 shares)		$ 29.68

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 228,450
Interest		8,118
Security lending		7,611
Total income		244,179

Expenses
Management fee	$ 105,824
Transfer agent fees	73,310
Accounting and security lending fees	15,393
Non-interested trustees' compensation	94
Custodian fees and expenses	5,182
Registration fees	15,971
Audit	16,954
Legal	41
Miscellaneous	3,492
Total expenses before reductions	236,261
Expense reductions	(5,664)	230,597
Net investment income (loss)		13,582
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(467,994)
Foreign currency transactions	2,326
Total net realized gain (loss)		(465,668)
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,458)
Assets and liabilities in foreign currencies	164
Total change in net unrealized appreciation (depreciation)		(53,294)
Net gain (loss)		(518,962)
Net increase (decrease) in net assets resulting from operations		$ (505,380)
Other Information
Deferred sales charges withheld by FDC		$ 118
Exchange fees withheld by FSC		$ 225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Air Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,582	$ (194,281)
Net realized gain (loss)	(465,668)	8,555,716
Change in net unrealized appreciation (depreciation)	(53,294)	6,849,428
Net increase (decrease) in net assets resulting from operations	(505,380)	15,210,863
Distributions to shareholders from net realized gain	(413,778)	-
Share transactions Net proceeds from sales of shares	19,959,917	63,501,703
Reinvestment of distributions	396,010	-
Cost of shares redeemed	(20,589,232)	(67,485,307)
Net increase (decrease) in net assets resulting from share transactions	(233,305)	(3,983,604)
Redemption fees	12,913	56,837
Total increase (decrease) in net assets	(1,139,550)	11,284,096

Net Assets
Beginning of period	34,723,804	23,439,708
End of period (including undistributed net investment income of $13,582 and $0, respectively)	$ 33,584,254	$ 34,723,804
Other Information Shares
Sold	657,960	2,419,487
Issued in reinvestment of distributions	13,183	-
Redeemed	(695,669)	(2,460,622)
Net increase (decrease)	(24,526)	(41,135)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.04	$ 19.58	$ 32.96	$ 35.48	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss)E	.01	(.13)	(.19)	(.08)	(.04)	(.15)
Net realized and unrealized gain (loss)	(.02)	10.55	(12.99)	(.88)	12.62	2.59
Total from investment operations	(.01)	10.42	(13.18)	(.96)	12.58	2.44
Distributions from net realized gain	(.36)	-	(.24)	(1.61)	(3.68)	(3.88)
Redemption fees added to paid in capitalE	.01	.04	.04	.05	.13	.13
Net asset value, end of period	$ 29.68	$ 30.04	$ 19.58	$ 32.96	$ 35.48	$ 26.45
Total ReturnB,C,D	(.01)%	53.42%	(40.16)%	(2.38)%	50.37%	8.50%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.29%A	1.49%	1.63%	1.43%	1.34%	1.40%
Expenses net of voluntary waivers, if any	1.29%A	1.49%	1.63%	1.43%	1.34%	1.40%
Expenses net of all reductions	1.26%A	1.42%	1.58%	1.38%	1.30%	1.35%
Net investment income (loss)	.07%A	(.47)%	(.73)%	(.24)%	(.11)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,584	$ 34,724	$ 23,440	$ 67,087	$ 47,952	$ 24,463
Portfolio turnover rate	67%A	140%	56%	117%	198%	252%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges.E Calculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Automotive Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Johnson Controls, Inc.	10.3
Gentex Corp.	7.2
Toyota Motor Corp.	7.2
Nissan Motor Co. Ltd. sponsored ADR	5.1
Hyundai Motor Co. Ltd.	4.7
Honda Motor Co. Ltd. sponsored ADR	4.3
American Axle & Manufacturing Holdings, Inc.	3.6
Danaher Corp.	3.2
BorgWarner, Inc.	3.2
PACCAR, Inc.	2.8
51.6
Top Industries as of August 31, 2004
% of fund's net assets
Auto Components	35.9%
Automobiles	28.2%
Machinery	15.3%
Specialty Retail	9.4%
Distributors	2.8%
All Others *	8.4%

* Includes short-term investments and net other assets.

Semiannual Report

Automotive Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (Note 1)
AIR FREIGHT & LOGISTICS - 0.1%
Ryder System, Inc.	600	$ 26,286
AUTO COMPONENTS - 35.9%
American Axle & Manufacturing Holdings, Inc.	17,600	596,464
Amerigon, Inc. (a)	69,600	250,560
Autoliv, Inc.	4,100	173,225
Bharat Forge Ltd.	1,700	26,832
Bharat Forge Ltd. rights 9/10/04 (a)	100	370
BorgWarner, Inc.	11,600	518,984
Continental AG	3,000	155,768
Cooper Tire & Rubber Co.	7,900	178,856
Dana Corp.	5,900	111,333
Denso Corp. ADR	600	59,400
Gentex Corp.	34,400	1,181,296
Johnson Controls, Inc.	29,900	1,683,370
Keystone Automotive Industries, Inc. (a)	1,700	37,740
Lear Corp.	6,900	371,772
LKQ Corp.	3,200	58,368
Midas, Inc. (a)	2,800	44,380
Nokian Tyres Ltd.	760	78,090
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	6,400	34,432
Sundaram Fasteners Ltd.	13,400	32,542
TRW Automotive Holdings Corp.	14,700	286,209
TOTAL AUTO COMPONENTS		5,879,991
AUTOMOBILES - 27.1%
Bayerische Motoren Werke AG (BMW)	4,600	189,832
Coachmen Industries, Inc.	5,700	88,806
DaimlerChrysler AG	3,500	146,195
Ford Motor Co.	7,400	104,414
General Motors Corp.	400	16,524
Harley-Davidson, Inc.	300	18,306
Honda Motor Co. Ltd. sponsored ADR	28,200	704,436
Hyundai Motor Co. Ltd.	17,750	769,192
Monaco Coach Corp.	2,100	45,129
National R.V. Holdings, Inc. (a)	4,200	55,776
Nissan Motor Co. Ltd. sponsored ADR	38,000	828,400
Tata Motors Ltd. GDR	17,700	146,910
Thor Industries, Inc.	1,000	25,620
Toyota Motor Corp.	29,800	1,179,931
Winnebago Industries, Inc.	3,800	119,320
TOTAL AUTOMOBILES		4,438,791
BUILDING PRODUCTS - 0.2%
Quixote Corp.	1,400	26,866
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Central Parking Corp.	3,950	64,188

	Shares	Value (Note 1)
Copart, Inc. (a)	2,600	$ 56,472
Universal Technical Institute, Inc.	3,200	87,616
TOTAL COMMERCIAL SERVICES & SUPPLIES		208,276
DISTRIBUTORS - 2.8%
Adesa, Inc.	4,000	70,280
Genuine Parts Co.	10,100	382,891
TOTAL DISTRIBUTORS		453,171
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Iteris Holdings, Inc. (a)	13,900	45,175
Nestor, Inc. (a)	100	455
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		45,630
HOTELS, RESTAURANTS & LEISURE - 0.1%
International Speedway Corp. Class A	300	15,870
HOUSEHOLD DURABLES - 2.2%
Harman International Industries, Inc.	3,200	309,408
Snap-On, Inc.	1,100	34,947
The Stanley Works	600	25,956
TOTAL HOUSEHOLD DURABLES		370,311
LEISURE EQUIPMENT & PRODUCTS - 1.5%
Brunswick Corp.	2,100	82,551
MarineMax, Inc. (a)	2,700	52,920
RC2 Corp. (a)	3,300	104,313
TOTAL LEISURE EQUIPMENT & PRODUCTS		239,784
MACHINERY - 15.3%
Caterpillar, Inc.	200	14,540
Cummins, Inc.	6,400	430,656
Danaher Corp.	10,300	529,626
Eaton Corp.	4,100	247,435
Federal Signal Corp.	2,400	43,944
Navistar International Corp. (a)	9,294	332,539
Oshkosh Truck Co.	4,300	219,128
PACCAR, Inc.	7,525	452,930
SPX Corp.	6,300	229,887
TOTAL MACHINERY		2,500,685
MEDIA - 0.6%
XM Satellite Radio Holdings, Inc. Class A (a)	3,900	107,133
ROAD & RAIL - 0.3%
Landstar System, Inc. (a)	300	15,744
Yellow Roadway Corp. (a)	800	32,832
TOTAL ROAD & RAIL		48,576
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - 0.4%
NAVTEQ Corp.	2,200	$ 72,336
SPECIALTY RETAIL - 9.4%
Advance Auto Parts, Inc. (a)	10,200	378,012
AutoNation, Inc. (a)	15,600	256,464
AutoZone, Inc. (a)	1,100	81,466
CarMax, Inc. (a)	2,600	50,908
Lithia Motors, Inc. Class A (sub. vtg.)	1,000	21,250
Monro Muffler Brake, Inc. (a)	510	10,475
O'Reilly Automotive, Inc. (a)	4,800	189,168
Rush Enterprises, Inc. Class B (a)	6,500	75,010
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	7,845	163,176
TBC Corp. (a)	4,800	104,448
The Pep Boys - Manny, Moe & Jack	12,200	193,980
United Auto Group, Inc.	700	16,961
TOTAL SPECIALTY RETAIL		1,541,318
TOTAL COMMON STOCKS (Cost $16,323,567)		15,975,024
Nonconvertible Preferred Stocks - 1.1%

AUTOMOBILES - 1.1%
Porsche AG (non-vtg.) (Cost $186,410)	285	173,436
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 1.53% (b)	244,309	244,309
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	148,750	148,750
TOTAL MONEY MARKET FUNDS (Cost $393,059)		393,059
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $16,903,036)		16,541,519
NET OTHER ASSETS - (1.0)%		(165,484)
NET ASSETS - 100%		$ 16,376,035
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.4%
Japan	17.0%
Korea (South)	4.7%
Germany	4.1%
India	1.3%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $7,439,000 of which $3,649,000, $947,000, $1,664,000 and $1,179,000 will expire on February 29, 2008, February 28, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $145,600) (cost $16,903,036) - See accompanying schedule		$ 16,541,519
Cash		231
Receivable for investments sold		161,601
Receivable for fund shares sold		30,651
Dividends receivable		9,291
Interest receivable		269
Prepaid expenses		27
Other affiliated receivables		99
Other receivables		2,923
Total assets		16,746,611

Liabilities
Payable for investments purchased	$ 182,342
Payable for fund shares redeemed	374
Accrued management fee	7,721
Other affiliated payables	9,702
Other payables and accrued expenses	21,687
Collateral on securities loaned, at value	148,750
Total liabilities		370,576

Net Assets		$ 16,376,035
Net Assets consist of:
Paid in capital		$ 22,292,447
Accumulated net investment loss		(61,225)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,491,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(363,381)
Net Assets, for 535,113 shares outstanding		$ 16,376,035
Net Asset Value, offering price and redemption price per share ($16,376,035 ÷ 535,113 shares)		$ 30.60

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 101,010
Interest		1,865
Security lending		999
Total income		103,874

Expenses
Management fee	$ 55,339
Transfer agent fees	41,977
Accounting and security lending fees	15,059
Non-interested trustees' compensation	46
Custodian fees and expenses	20,729
Registration fees	14,831
Audit	16,917
Legal	32
Miscellaneous	3,802
Total expenses before reductions	168,732
Expense reductions	(3,633)	165,099
Net investment income (loss)		(61,225)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,017,581
Foreign currency transactions	(6,041)
Total net realized gain (loss)		2,011,540
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,867)	(3,320,933)
Assets and liabilities in foreign currencies	(591)
Total change in net unrealized appreciation (depreciation)		(3,321,524)
Net gain (loss)		(1,309,984)
Net increase (decrease) in net assets resulting from operations		$ (1,371,209)
Other Information
Deferred sales charges withheld by FDC		$ 12
Exchange fees withheld by FSC		$ 315

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Automotive Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (61,225)	$ (191,146)
Net realized gain (loss)	2,011,540	5,652,816
Change in net unrealized appreciation (depreciation)	(3,321,524)	3,866,185
Net increase (decrease) in net assets resulting from operations	(1,371,209)	9,327,855
Share transactions Net proceeds from sales of shares	9,207,361	37,276,160
Cost of shares redeemed	(12,916,020)	(40,423,660)
Net increase (decrease) in net assets resulting from share transactions	(3,708,659)	(3,147,500)
Redemption fees	17,688	16,499
Total increase (decrease) in net assets	(5,062,180)	6,196,854

Net Assets
Beginning of period	21,438,215	15,241,361
End of period (including accumulated net investment loss of $61,225 and $0, respectively)	$ 16,376,035	$ 21,438,215
Other Information Shares
Sold	285,176	1,322,632
Redeemed	(412,606)	(1,376,802)
Net increase (decrease)	(127,430)	(54,170)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.36	$ 21.27	$ 25.93	$ 20.80	$ 19.23	$ 23.28
Income from Investment Operations
Net investment income (loss) E	(.10)	(.22)	(.13)	(.05)	(.14)	(.12)
Net realized and unrealized gain (loss)	(1.69)	11.29	(4.59)	5.10	1.65	(4.01)
Total from investment operations	(1.79)	11.07	(4.72)	5.05	1.51	(4.13)
Redemption fees added to paid in capital E	.03	.02	.06	.08	.06	.08
Net asset value, end of period	$ 30.60	$ 32.36	$ 21.27	$ 25.93	$ 20.80	$ 19.23
Total ReturnB,C,D	(5.44)%	52.14%	(17.97)%	24.66%	8.16%	(17.40)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.75% A	1.78%	1.71%	1.90%	2.44%	1.94%
Expenses net of voluntary waivers, if any	1.75% A	1.78%	1.71%	1.90%	2.44%	1.94%
Expenses net of all reductions	1.71% A	1.77%	1.68%	1.87%	2.43%	1.91%
Net investment income (loss)	(.64)% A	(.77)%	(.52)%	(.20)%	(.65)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,376	$ 21,438	$ 15,241	$ 27,688	$ 11,080	$ 10,561
Portfolio turnover rate	216% A	125%	217%	180%	166%	29%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Chemicals Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Lyondell Chemical Co.	7.5
Millennium Chemicals, Inc.	7.0
3M Co.	6.9
Dow Chemical Co.	6.5
Praxair, Inc.	6.3
Air Products & Chemicals, Inc.	5.8
Olin Corp.	5.0
Monsanto Co.	4.8
Cytec Industries, Inc.	4.6
Eastman Chemical Co.	4.4
58.8
Top Industries as of August 31, 2004
% of fund's net assets
Chemicals	80.2%
Industrial Conglomerates	6.9%
Food Products	2.3%
Oil & Gas	0.4%
Leisure Equipment & Products	0.1%
All Others*	10.1%

* Includes short-term investments and net other assets.

Semiannual Report

Chemicals Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (Note 1)
CHEMICALS - 80.2%
Air Products & Chemicals, Inc.	85,100	$ 4,457,538
Airgas, Inc.	80,000	1,780,000
Albemarle Corp.	42,800	1,423,528
Arch Chemicals, Inc.	25,650	700,245
BASF AG sponsored ADR	1,600	87,024
BOC Group PLC sponsored ADR	5,000	164,600
Crompton Corp.	55,000	378,950
Cytec Industries, Inc.	72,500	3,497,400
Dow Chemical Co.	116,800	5,000,208
Eastman Chemical Co.	73,200	3,405,996
Engelhard Corp.	20,400	576,708
Ferro Corp.	54,900	1,127,646
FMC Corp. (a)	44,700	2,066,481
Georgia Gulf Corp.	46,112	1,749,950
Great Lakes Chemical Corp.	2,900	75,748
Hercules, Inc. (a)	66,300	909,636
Honam Petrochemical Corp.	10,420	401,778
IMC Global, Inc. (a)	127,000	2,024,380
International Flavors & Fragrances, Inc.	34,800	1,340,844
JSR Corp.	9,800	164,163
LG Petrochemical Co. Ltd.	23,160	536,008
Lyondell Chemical Co. (d)	290,200	5,714,040
Millennium Chemicals, Inc. (a)	289,414	5,397,571
Monsanto Co.	100,400	3,674,640
NOVA Chemicals Corp.	26,700	866,375
Olin Corp.	228,052	3,851,798
PolyOne Corp. (a)	111,600	792,360
PPG Industries, Inc.	25,800	1,542,066
Praxair, Inc.	118,860	4,823,339
Rohm & Haas Co.	2,900	117,537
Sinopec Beijing Yanhua Petrochemical Co. Ltd. (H Shares)	28,000	9,692
Solutia, Inc. (a)	105,100	27,326
Spartech Corp.	29,800	722,054
Syngenta AG sponsored ADR	48,300	870,849
The Scotts Co. Class A (a)	17,000	1,050,940
Valspar Corp.	3,600	170,244
TOTAL CHEMICALS		61,499,662
CONTAINERS & PACKAGING - 0.0%
Applied Extrusion Technologies, Inc. (a)	40,246	7,244
FOOD PRODUCTS - 2.3%
Archer-Daniels-Midland Co.	21,400	341,758
Bunge Ltd.	13,900	554,471
Corn Products International, Inc.	8,100	373,815
Delta & Pine Land Co.	20,000	508,200
TOTAL FOOD PRODUCTS		1,778,244
INDUSTRIAL CONGLOMERATES - 6.9%
3M Co.	63,900	5,262,804

	Shares	Value (Note 1)
LEISURE EQUIPMENT & PRODUCTS - 0.1%
SCP Pool Corp.	2,600	$ 109,694
OIL & GAS - 0.4%
China Petroleum & Chemical Corp. sponsored ADR (d)	4,300	168,130
Nippon Oil Corp.	27,000	168,804
TOTAL OIL & GAS		336,934
TOTAL COMMON STOCKS (Cost $56,005,661)		68,994,582
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 1.53% (b)	7,007,077	7,007,077
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	5,335,900	5,335,900
TOTAL MONEY MARKET FUNDS (Cost $12,342,977)		12,342,977
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $68,348,638)	81,337,559
NET OTHER ASSETS - (6.0)%	(4,624,073)
NET ASSETS - 100%	$ 76,713,486
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $889,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,254,085) (cost $68,348,638) - See accompanying schedule		$ 81,337,559
Receivable for investments sold		1,114,366
Receivable for fund shares sold		1,725,582
Dividends receivable		148,291
Interest receivable		5,050
Prepaid expenses		42
Other affiliated receivables		62
Other receivables		11,343
Total assets		84,342,295

Liabilities
Payable for investments purchased	$ 2,055,624
Payable for fund shares redeemed	164,451
Accrued management fee	32,803
Other affiliated payables	22,738
Other payables and accrued expenses	17,293
Collateral on securities loaned, at value	5,335,900
Total liabilities		7,628,809

Net Assets		$ 76,713,486
Net Assets consist of:
Paid in capital		$ 63,895,191
Undistributed net investment income		70,426
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(241,052)
Net unrealized appreciation (depreciation) on investments		12,988,921
Net Assets, for 1,353,681 shares outstanding		$ 76,713,486
Net Asset Value, offering price and redemption price per share ($76,713,486 ÷ 1,353,681 shares)		$ 56.67

Statement of Operations (a)

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 382,903
Interest		20,525
Security lending		8,704
Total income		412,132

Expenses
Management fee	$ 173,584
Transfer agent fees	105,927
Accounting and security lending fees	15,961
Non-interested trustees' compensation	171
Custodian fees and expenses	5,758
Registration fees	19,644
Audit	16,999
Legal	56
Miscellaneous	3,893
Total expenses before reductions	341,993
Expense reductions	(7,088)	334,905
Net investment income (loss)		77,227
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,052,420
Foreign currency transactions	731
Total net realized gain (loss)		1,053,151
Change in net unrealized appreciation (depreciation) on: Investment securities	3,941,466
Assets and liabilities in foreign currencies	(282)
Total change in net unrealized appreciation (depreciation)		3,941,184
Net gain (loss)		4,994,335
Net increase (decrease) in net assets resulting from operations		$ 5,071,562
Other Information
Deferred sales charges withheld by FDC		$ 754
Exchange fees withheld by FSC		$ 240

(a) As a result of the change in the estimate of the return of capital component of dividend income realized in the year end February 29, 2004, dividend income has been reduced by $161,109, with a corresponding increase to net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Chemicals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,227	$ 415,406
Net realized gain (loss)	1,053,151	2,843,144
Change in net unrealized appreciation (depreciation)	3,941,184	10,067,504
Net increase (decrease) in net assets resulting from operations	5,071,562	13,326,054
Distributions to shareholders from net investment income	(29,262)	(419,485)
Share transactions Net proceeds from sales of shares	51,598,670	65,448,375
Reinvestment of distributions	24,381	370,076
Cost of shares redeemed	(30,487,716)	(56,611,222)
Net increase (decrease) in net assets resulting from share transactions	21,135,335	9,207,229
Redemption fees	33,699	49,422
Total increase (decrease) in net assets	26,211,334	22,163,220

Net Assets
Beginning of period	50,502,152	28,338,932
End of period (including undistributed net investment income of $70,426 and undistributed net investment income of $22,461, respectively)	$ 76,713,486	$ 50,502,152
Other Information Shares
Sold	961,849	1,429,710
Issued in reinvestment of distributions	458	7,579
Redeemed	(584,522)	(1,231,678)
Net increase (decrease)	377,785	205,611

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited) H	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 51.75	$ 36.79	$ 43.09	$ 39.95	$ 33.79	$ 31.10
Income from Investment Operations
Net investment income (loss)E	.07	.46	.38	.32	.33	.15
Net realized and unrealized gain (loss)	4.85	14.82	(6.21)	2.98	5.95	3.22
Total from investment operations	4.92	15.28	(5.83)	3.30	6.28	3.37
Distributions from net investment income	(.03)	(.37)	(.39)	(.32)	(.26)	(.09)
Distributions from net realized gain	-	-	(.14)	-	-	(.73)
Total distributions	(.03)	(.37)	(.53)	(.32)	(.26)	(.82)
Redemption fees added to paid in capitalE	.03	.05	.06	.16	.14	.14
Net asset value, end of period	$ 56.67	$ 51.75	$ 36.79	$ 43.09	$ 39.95	$ 33.79
Total ReturnB,C,D	9.57%	41.73%	(13.49)%	8.68%	19.09%	11.10%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.13%A	1.48%	1.54%	1.34%	1.61%	1.64%
Expenses net of voluntary waivers, if any	1.13%A	1.48%	1.54%	1.34%	1.61%	1.64%
Expenses net of all reductions	1.11%A	1.43%	1.50%	1.23%	1.55%	1.63%
Net investment income (loss)	.26%A	1.03%	.91%	.79%	.91%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,713	$ 50,502	$ 28,339	$ 41,761	$ 54,421	$ 26,307
Portfolio turnover rate	74%A	107%	114%	221%	187%	132%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAs a result of the change in the estimate of the return of capital component of dividend income realized in the year end February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets have been reduced by $0.14 per share and .53% (annualized), respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Construction and Housing Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Countrywide Financial Corp.	5.5
Masco Corp.	5.4
Danaher Corp.	5.4
Home Depot, Inc.	5.3
Toll Brothers, Inc.	5.1
D.R. Horton, Inc.	4.6
Pulte Homes, Inc.	3.9
KB Home	3.5
Centex Corp.	3.5
Georgia-Pacific Corp.	3.2
45.4
Top Industries as of August 31, 2004
% of fund's net assets
Household Durables	35.0%
Building Products	10.8%
Machinery	9.9%
Specialty Retail	9.8%
Thrifts & Mortgage Finance	9.0%
All Others*	25.5%

* Includes short-term investments and net other assets.

Semiannual Report

Construction and Housing Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 10.8%
American Standard Companies, Inc. (a)	79,000	$ 2,971,190
Lennox International, Inc.	20,900	339,834
Masco Corp.	168,000	5,397,840
NCI Building Systems, Inc. (a)	7,000	214,760
Simpson Manufacturing Co. Ltd.	10,800	610,200
Trex Co., Inc. (a)(d)	16,800	728,112
York International Corp.	14,800	481,888
TOTAL BUILDING PRODUCTS		10,743,824
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Herman Miller, Inc.	31,500	793,485
HNI Corp.	20,600	807,520
United Rentals, Inc. (a)	51,600	758,004
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,359,009
CONSTRUCTION & ENGINEERING - 4.0%
Dycom Industries, Inc. (a)	24,200	622,424
EMCOR Group, Inc. (a)	5,800	235,480
Fluor Corp.	30,000	1,282,500
Granite Construction, Inc.	21,000	478,800
Jacobs Engineering Group, Inc. (a)	20,100	786,111
MasTec, Inc. (a)(d)	50,400	272,664
URS Corp. (a)	13,700	338,390
TOTAL CONSTRUCTION & ENGINEERING		4,016,369
CONSTRUCTION MATERIALS - 3.2%
Eagle Materials, Inc.	9,177	595,679
Florida Rock Industries, Inc.	34,050	1,549,275
Lafarge North America, Inc.	13,100	587,011
Texas Industries, Inc.	11,700	512,460
TOTAL CONSTRUCTION MATERIALS		3,244,425
ELECTRICAL EQUIPMENT - 0.5%
A.O. Smith Corp.	8,200	200,244
Genlyte Group, Inc. (a)	5,700	340,347
TOTAL ELECTRICAL EQUIPMENT		540,591
HOUSEHOLD DURABLES - 35.0%
Centex Corp.	75,600	3,460,212
D.R. Horton, Inc.	147,774	4,572,128
Fortune Brands, Inc.	4,100	299,915
Hovnanian Enterprises, Inc. Class A (a)	30,700	1,056,694
Interface, Inc. Class A (a)	36,500	260,610
KB Home	51,600	3,548,532
Leggett & Platt, Inc.	77,100	2,073,219
Lennar Corp. Class A	45,500	2,083,900
Maytag Corp.	4,700	95,081

	Shares	Value (Note 1)
Meritage Corp. (a)	4,900	$ 327,369
Palm Harbor Homes, Inc. (a)(d)	8,500	139,060
Pulte Homes, Inc.	65,900	3,884,805
Ryland Group, Inc.	34,700	3,058,805
Southern Energy Homes, Inc. (a)	61,800	250,290
Standard Pacific Corp.	21,600	1,090,152
Technical Olympic USA, Inc. (d)	17,150	437,668
Techtronic Industries Co. Ltd.	1,043,300	1,645,204
The Stanley Works	29,900	1,293,474
Toll Brothers, Inc. (a)	115,500	5,127,045
Whirlpool Corp.	4,200	256,788
TOTAL HOUSEHOLD DURABLES		34,960,951
INDUSTRIAL CONGLOMERATES - 0.7%
Carlisle Companies, Inc.	11,200	683,760
MACHINERY - 9.9%
Astec Industries, Inc. (a)	25,500	421,515
Briggs & Stratton Corp.	3,300	247,830
Caterpillar, Inc.	32,500	2,362,750
Crane Co.	21,100	569,700
Cummins, Inc.	3,600	242,244
Danaher Corp. (d)	104,700	5,383,674
Toro Co.	10,300	671,251
TOTAL MACHINERY		9,898,964
PAPER & FOREST PRODUCTS - 3.2%
Georgia-Pacific Corp.	94,800	3,221,304
REAL ESTATE - 3.0%
Catellus Development Corp.	36,500	995,355
General Growth Properties, Inc.	3,300	99,561
LNR Property Corp.	3,400	212,840
Manufactured Home Communities, Inc.	7,500	251,025
The St. Joe Co.	29,000	1,403,600
TOTAL REAL ESTATE		2,962,381
SPECIALTY RETAIL - 9.8%
Home Depot, Inc.	143,950	5,262,812
Lowe's Companies, Inc.	47,900	2,380,630
Sherwin-Williams Co.	50,700	2,093,910
TOTAL SPECIALTY RETAIL		9,737,352
THRIFTS & MORTGAGE FINANCE - 9.0%
Countrywide Financial Corp.	153,498	5,456,853
Doral Financial Corp.	36,950	1,502,757
Fannie Mae	26,200	1,950,590
Golden West Financial Corp., Delaware	1,000	108,230
TOTAL THRIFTS & MORTGAGE FINANCE		9,018,430
Common Stocks - continued
	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Hughes Supply, Inc.	12,500	$ 757,375
TOTAL COMMON STOCKS (Cost $77,218,328)		92,144,735
Money Market Funds - 12.3%

Fidelity Cash Central Fund, 1.53% (b)	7,188,813	7,188,813
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	5,119,850	5,119,850
TOTAL MONEY MARKET FUNDS (Cost $12,308,663)		12,308,663
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $89,526,991)		104,453,398
NET OTHER ASSETS - (4.6)%		(4,602,613)
NET ASSETS - 100%		$ 99,850,785
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $2,710,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,100,692) (cost $89,526,991) - See accompanying schedule		$ 104,453,398
Receivable for investments sold		13,223
Receivable for fund shares sold		719,109
Dividends receivable		58,622
Interest receivable		7,701
Prepaid expenses		91
Other affiliated receivables		128
Other receivables		28,745
Total assets		105,281,017

Liabilities
Payable to custodian bank	$ 13,650
Payable for investments purchased	175,470
Payable for fund shares redeemed	29,785
Accrued management fee	42,138
Other affiliated payables	31,784
Other payables and accrued expenses	17,555
Collateral on securities loaned, at value	5,119,850
Total liabilities		5,430,232

Net Assets		$ 99,850,785
Net Assets consist of:
Paid in capital		$ 81,906,749
Accumulated net investment loss		(55,788)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,073,417
Net unrealized appreciation (depreciation) on investments		14,926,407
Net Assets, for 2,693,524 shares outstanding		$ 99,850,785
Net Asset Value, offering price and redemption price per share ($99,850,785 ÷ 2,693,524 shares)		$ 37.07

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 479,489
Interest		19,986
Security lending		9,906
Total income		509,381

Expenses
Management fee	$ 292,423
Transfer agent fees	192,943
Accounting and security lending fees	26,023
Non-interested trustees' compensation	257
Custodian fees and expenses	8,849
Registration fees	25,770
Audit	17,108
Legal	117
Miscellaneous	9,366
Total expenses before reductions	572,856
Expense reductions	(7,687)	565,169
Net investment income (loss)		(55,788)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,848,281
Foreign currency transactions	29
Total net realized gain (loss)		5,848,310
Change in net unrealized appreciation (depreciation) on investment securities		(4,633,017)
Net gain (loss)		1,215,293
Net increase (decrease) in net assets resulting from operations		$ 1,159,505
Other Information
Deferred sales charges withheld by FDC		$ 149
Exchange fees withheld by FSC		$ 2,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Construction and Housing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (55,788)	$ (114,027)
Net realized gain (loss)	5,848,310	9,527,377
Change in net unrealized appreciation (depreciation)	(4,633,017)	21,450,127
Net increase (decrease) in net assets resulting from operations	1,159,505	30,863,477
Share transactions Net proceeds from sales of shares	76,643,301	119,952,507
Cost of shares redeemed	(75,326,741)	(100,609,332)
Net increase (decrease) in net assets resulting from share transactions	1,316,560	19,343,175
Redemption fees	37,083	47,699
Total increase (decrease) in net assets	2,513,148	50,254,351

Net Assets
Beginning of period	97,337,637	47,083,286
End of period (including accumulated net investment loss of $55,788 and $0, respectively)	$ 99,850,785	$ 97,337,637
Other Information Shares
Sold	2,104,781	3,784,882
Redeemed	(2,112,317)	(3,171,598)
Net increase (decrease)	(7,536)	613,284

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.04	$ 22.55	$ 28.41	$ 22.22	$ 17.44	$ 25.02
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05) F	(.10)	(.04)	(.01)	(.13)
Net realized and unrealized gain (loss)	1.04	13.52	(5.81)	6.34	5.20	(4.11)
Total from investment operations	1.02	13.47	(5.91)	6.30	5.19	(4.24)
Distributions from net realized gain	-	-	-	(.17)	(.41)	(3.42)
Distributions in excess of net realized gain	-	-	-	-	(.10)	-
Total distributions	-	-	-	(.17)	(.51)	(3.42)
Redemption fees added to paid in capital E	.01	.02	.05	.06	.10	.08
Net asset value, end of period	$ 37.07	$ 36.04	$ 22.55	$ 28.41	$ 22.22	$ 17.44
Total Return B, C, D	2.86%	59.82%	(20.63)%	28.87%	30.67%	(18.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.12% A	1.37%	1.44%	1.45%	2.33%	2.42%
Expenses net of voluntary waivers, if any	1.12% A	1.37%	1.44%	1.45%	2.33%	2.42%
Expenses net of all reductions	1.11% A	1.35%	1.41%	1.44%	2.32%	2.34%
Net investment income (loss)	(.11)% A	(.15)%	(.37)%	(.15)%	(.06)%	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,851	$ 97,338	$ 47,083	$ 83,536	$ 20,390	$ 7,925
Portfolio turnover rate	175% A	71%	133%	111%	135%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Cyclical Industries Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
General Electric Co.	6.6
Tyco International Ltd.	6.0
3M Co.	5.0
Honeywell International, Inc.	4.4
The Boeing Co.	3.2
Dow Chemical Co.	3.1
Lockheed Martin Corp.	2.7
FedEx Corp.	2.5
Lyondell Chemical Co.	2.2
ITT Industries, Inc.	1.7
37.4
Top Industries as of August 31, 2004
% of fund's net assets
Industrial Conglomerates	17.8%
Aerospace & Defense	17.1%
Chemicals	15.5%
Machinery	9.3%
Air Freight & Logistics	8.4%
All Others*	31.9%

* Includes short-term investments and net other assets.

Semiannual Report

Cyclical Industries Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 17.1%
BAE Systems PLC	26,500	$ 95,763
Bombardier, Inc. Class B (sub. vtg.)	1,300	3,000
DRS Technologies, Inc. (a)	10,600	385,628
EADS NV	3,650	95,470
EDO Corp.	3,240	84,856
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	5,800	153,990
Goodrich Corp.	8,600	273,136
Honeywell International, Inc.	50,200	1,806,196
L-3 Communications Holdings, Inc.	1,600	100,224
Lockheed Martin Corp.	20,890	1,123,464
Northrop Grumman Corp.	7,308	377,458
Precision Castparts Corp.	6,300	347,067
Raytheon Co.	5,200	180,596
Rockwell Collins, Inc.	8,940	307,447
The Boeing Co.	25,440	1,328,477
United Defense Industries, Inc. (a)	9,300	355,539
TOTAL AEROSPACE & DEFENSE		7,018,311
AIR FREIGHT & LOGISTICS - 8.4%
C.H. Robinson Worldwide, Inc.	1,550	66,139
CNF, Inc.	7,800	319,956
Dynamex, Inc. (a)	12,435	166,753
EGL, Inc. (a)	13,800	334,374
Expeditors International of Washington, Inc.	2,500	121,950
FedEx Corp.	12,600	1,033,074
J.B. Hunt Transport Services, Inc.	2,800	94,920
Park-Ohio Holdings Corp. (a)	6,553	113,236
Ryder System, Inc.	2,600	113,906
United Parcel Service, Inc. Class B	9,100	664,755
UTI Worldwide, Inc.	8,037	412,298
TOTAL AIR FREIGHT & LOGISTICS		3,441,361
AIRLINES - 2.7%
AirTran Holdings, Inc. (a)	23,800	289,170
Alaska Air Group, Inc. (a)	1,700	40,018
AMR Corp. (a)	24,400	218,136
Continental Airlines, Inc. Class B (a)(d)	12,900	124,485
Frontier Airlines, Inc. (a)	6,300	56,700
Southwest Airlines Co.	25,300	374,946
TOTAL AIRLINES		1,103,455
AUTO COMPONENTS - 1.2%
American Axle & Manufacturing Holdings, Inc.	100	3,389
Amerigon, Inc. (a)	1,000	3,600
BorgWarner, Inc.	1,300	58,162
Delphi Corp.	100	916
Gentex Corp.	3,400	116,756

	Shares	Value (Note 1)
Goodyear Tire & Rubber Co. (a)	200	$ 2,196
Johnson Controls, Inc.	5,100	287,130
Lear Corp.	100	5,388
TOTAL AUTO COMPONENTS		477,537
AUTOMOBILES - 0.4%
Bayerische Motoren Werke AG (BMW)	3,415	140,930
Ford Motor Co.	400	5,644
Hyundai Motor Co. Ltd.	880	38,135
TOTAL AUTOMOBILES		184,709
BUILDING PRODUCTS - 1.4%
American Standard Companies, Inc. (a)	8,110	305,017
Masco Corp.	8,510	273,426
TOTAL BUILDING PRODUCTS		578,443
CHEMICALS - 15.5%
Air Products & Chemicals, Inc.	12,300	644,274
Airgas, Inc.	6,700	149,075
Albemarle Corp.	3,200	106,432
Cytec Industries, Inc.	4,700	226,728
Dow Chemical Co.	29,900	1,280,019
Eastman Chemical Co.	3,260	151,688
Ecolab, Inc.	7,700	230,384
Ferro Corp.	6,590	135,359
FMC Corp. (a)	5,800	268,134
Hercules, Inc. (a)	8,300	113,876
Lyondell Chemical Co.	45,260	891,169
Millennium Chemicals, Inc. (a)	21,190	395,194
Minerals Technologies, Inc.	400	22,468
Monsanto Co.	6,700	245,220
NOVA Chemicals Corp.	3,300	107,080
Olin Corp.	18,600	314,154
PolyOne Corp. (a)	15,810	112,251
Potash Corp. of Saskatchewan	2,500	139,601
PPG Industries, Inc.	1,400	83,678
Praxair, Inc.	16,400	665,512
Rohm & Haas Co.	200	8,106
Spartech Corp.	2,800	67,844
TOTAL CHEMICALS		6,358,246
COMMERCIAL SERVICES & SUPPLIES - 2.0%
Allied Waste Industries, Inc. (a)	5,200	53,248
Central Parking Corp.	4,900	79,625
Herman Miller, Inc.	9,100	229,229
HNI Corp.	1,000	39,200
Waste Connections, Inc. (a)	4,350	127,673
Waste Management, Inc.	10,800	300,132
TOTAL COMMERCIAL SERVICES & SUPPLIES		829,107
Common Stocks - continued
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 2.6%
Dycom Industries, Inc. (a)	22,200	$ 570,984
EMCOR Group, Inc. (a)	2,200	89,320
Fluor Corp.	3,700	158,175
Granite Construction, Inc.	11,200	255,360
TOTAL CONSTRUCTION & ENGINEERING		1,073,839
CONSTRUCTION MATERIALS - 0.7%
Eagle Materials, Inc.	40	2,596
Texas Industries, Inc.	4,100	179,580
Vulcan Materials Co.	2,200	104,874
TOTAL CONSTRUCTION MATERIALS		287,050
CONTAINERS & PACKAGING - 0.0%
Owens-Illinois, Inc. (a)	820	13,161
DIVERSIFIED FINANCIAL SERVICES - 0.1%
GATX Corp.	2,100	56,637
ELECTRICAL EQUIPMENT - 1.0%
Baldor Electric Co.	100	2,220
Cooper Industries Ltd. Class A	1,300	71,786
Emerson Electric Co.	2,800	174,300
Roper Industries, Inc.	2,880	158,832
TOTAL ELECTRICAL EQUIPMENT		407,138
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Cognex Corp.	2,400	64,248
Mettler-Toledo International, Inc. (a)	1,100	50,644
Molex, Inc.	1,900	54,853
Tech Data Corp. (a)	1,200	45,192
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		214,937
ENERGY EQUIPMENT & SERVICES - 0.4%
Cooper Cameron Corp. (a)	2,900	147,697
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Millipore Corp. (a)	1,460	73,438
Thermo Electron Corp. (a)	2,730	71,717
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		145,155
HOUSEHOLD DURABLES - 4.7%
Blount International, Inc. (a)	8,000	86,800
D.R. Horton, Inc.	10,400	321,776
Hovnanian Enterprises, Inc. Class A (a)	100	3,442
Interface, Inc. Class A (a)	13,200	94,248
KB Home	4,700	323,219
Leggett & Platt, Inc.	1,700	45,713
Maytag Corp.	5,000	101,150
Pulte Homes, Inc.	5,900	347,805
Ryland Group, Inc.	3,760	331,444

	Shares	Value (Note 1)
Standard Pacific Corp.	100	$ 5,047
Toll Brothers, Inc. (a)	5,800	257,462
TOTAL HOUSEHOLD DURABLES		1,918,106
INDUSTRIAL CONGLOMERATES - 17.8%
3M Co.	25,060	2,063,942
Carlisle Companies, Inc.	600	36,630
General Electric Co.	82,760	2,713,697
Teleflex, Inc.	500	21,865
Tyco International Ltd. (d)	79,230	2,481,484
TOTAL INDUSTRIAL CONGLOMERATES		7,317,618
MACHINERY - 9.3%
AGCO Corp. (a)	14,910	298,051
Astec Industries, Inc. (a)	6,300	104,139
Caterpillar, Inc.	3,600	261,720
Cummins, Inc.	2,300	154,767
Danaher Corp.	1,700	87,414
Dover Corp.	5,700	215,061
IDEX Corp.	3,740	114,893
Ingersoll-Rand Co. Ltd. Class A	7,570	492,126
ITT Industries, Inc.	8,900	703,990
Kennametal, Inc.	639	26,129
Manitowoc Co., Inc.	12,700	421,132
Navistar International Corp. (a)	4,170	149,203
Oshkosh Truck Co.	560	28,538
PACCAR, Inc.	1,342	80,775
Pall Corp.	6,800	165,648
Pentair, Inc.	4,360	144,926
SPX Corp.	5,100	186,099
Terex Corp. (a)	1,200	43,356
Timken Co.	400	9,300
Toro Co.	1,000	65,170
Wabash National Corp. (a)	2,200	58,366
TOTAL MACHINERY		3,810,803
MEDIA - 0.4%
EchoStar Communications Corp. Class A (a)	5,800	177,770
METALS & MINING - 0.7%
Massey Energy Co.	3,600	99,072
Nucor Corp.	2,150	168,324
TOTAL METALS & MINING		267,396
OFFICE ELECTRONICS - 0.0%
Xerox Corp. (a)	100	1,343
OIL & GAS - 1.0%
Nippon Mining Holdings, Inc.	9,000	41,439
OMI Corp.	8,100	103,032
Common Stocks - continued
	Shares	Value (Note 1)
OIL & GAS - CONTINUED
Overseas Shipholding Group, Inc.	3,200	$ 137,600
Teekay Shipping Corp.	4,200	147,210
TOTAL OIL & GAS		429,281
ROAD & RAIL - 4.6%
Canadian National Railway Co.	7,910	361,443
CSX Corp.	21,170	668,549
Landstar System, Inc. (a)	3,197	167,779
Marten Transport Ltd. (a)	600	10,428
Norfolk Southern Corp.	4,920	139,728
P.A.M. Transportation Services, Inc. (a)	1,610	29,882
Union Pacific Corp.	8,910	508,850
USF Corp.	400	13,704
TOTAL ROAD & RAIL		1,900,363
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Cabot Microelectronics Corp. (a)	600	20,034
SPECIALTY RETAIL - 0.1%
Advance Auto Parts, Inc. (a)	800	29,648
TRADING COMPANIES & DISTRIBUTORS - 0.6%
MSC Industrial Direct Co., Inc. Class A	3,500	108,745
W.W. Grainger, Inc.	2,240	119,638
TOTAL TRADING COMPANIES & DISTRIBUTORS		228,383
TOTAL COMMON STOCKS (Cost $33,116,827)		38,437,528
Nonconvertible Preferred Stocks - 0.2%

AUTOMOBILES - 0.2%
Porsche AG (non-vtg.) (Cost $68,500)	105	63,897
Money Market Funds - 11.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	2,199,389	$ 2,199,389
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	2,676,750	2,676,750
TOTAL MONEY MARKET FUNDS (Cost $4,876,139)		4,876,139
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $38,061,466)	43,377,564
NET OTHER ASSETS - (5.7)%	(2,330,676)
NET ASSETS - 100%	$ 41,046,888
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,598,765) (cost $38,061,466) - See accompanying schedule		$ 43,377,564
Receivable for investments sold		521,341
Receivable for fund shares sold		310,250
Dividends receivable		65,424
Interest receivable		2,656
Prepaid expenses		28
Other affiliated receivables		1
Other receivables		7,174
Total assets		44,284,438

Liabilities
Payable for investments purchased	$ 448,892
Payable for fund shares redeemed	59,873
Accrued management fee	19,503
Other affiliated payables	14,509
Other payables and accrued expenses	18,023
Collateral on securities loaned, at value	2,676,750
Total liabilities		3,237,550

Net Assets		$ 41,046,888
Net Assets consist of:
Paid in capital		$ 34,429,702
Accumulated net investment loss		(12,559)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,313,643
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,316,102
Net Assets, for 2,431,760 shares outstanding		$ 41,046,888
Net Asset Value, offering price and redemption price per share ($41,046,888 ÷ 2,431,760 shares)		$ 16.88

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 188,397
Interest		11,269
Security lending		894
Total income		200,560

Expenses
Management fee	$ 102,524
Transfer agent fees	60,818
Accounting and security lending fees	15,037
Non-interested trustees' compensation	89
Custodian fees and expenses	9,316
Registration fees	14,034
Audit	16,949
Legal	40
Miscellaneous	3,222
Total expenses before reductions	222,029
Expense reductions	(7,224)	214,805
Net investment income (loss)		(14,245)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,869,848
Foreign currency transactions	(180)
Total net realized gain (loss)		1,869,668
Change in net unrealized appreciation (depreciation) on: Investment securities	(172,711)
Assets and liabilities in foreign currencies	(380)
Total change in net unrealized appreciation (depreciation)		(173,091)
Net gain (loss)		1,696,577
Net increase (decrease) in net assets resulting from operations		$ 1,682,332
Other Information
Exchange fees withheld by FSC		$ 323

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (14,245)	$ 39,429
Net realized gain (loss)	1,869,668	3,584,900
Change in net unrealized appreciation (depreciation)	(173,091)	6,617,835
Net increase (decrease) in net assets resulting from operations	1,682,332	10,242,164
Distributions to shareholders from net investment income	-	(21,204)
Distributions to shareholders from net realized gain	(507,908)	(636,112)
Total distributions	(507,908)	(657,316)
Share transactions Net proceeds from sales of shares	26,175,671	39,201,154
Reinvestment of distributions	478,905	616,179
Cost of shares redeemed	(23,594,032)	(27,756,739)
Net increase (decrease) in net assets resulting from share transactions	3,060,544	12,060,594
Redemption fees	14,778	19,959
Total increase (decrease) in net assets	4,249,746	21,665,401
Net Assets
Beginning of period	36,797,142	15,131,741
End of period (including accumulated net investment loss of $12,559 and undistributed net investment income of $1,686, respectively)	$ 41,046,888	$ 36,797,142
Other Information Shares
Sold	1,582,419	2,718,412
Issued in reinvestment of distributions	29,471	39,934
Redeemed	(1,448,268)	(1,860,598)
Net increase (decrease)	163,622	897,748

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 16.22	$ 11.04	$ 14.69	$ 14.47	$ 11.55	$ 11.39
Income from Investment Operations
Net investment income (loss)E	(.01)	.02	(.05)	(.04)	(.07)	(.13)
Net realized and unrealized gain (loss)	.92	5.46	(3.61)	.26	3.11	.21
Total from investment operations	.91	5.48	(3.66)	.22	3.04	.08
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	(.26)	(.30)	-	(.01)	(.06)	-
Distributions in excess of net realized gain	-	-	-	-	(.11)	-
Total distributions	(.26)	(.31)	-	(.01)	(.17)	-
Redemption fees added to paid in capitalE	.01	.01	.01	.01	.05	.08
Net asset value, end of period	$ 16.88	$ 16.22	$ 11.04	$ 14.69	$ 14.47	$ 11.55
Total ReturnB,C,D	5.73%	49.87%	(24.85)%	1.59%	26.88%	1.40%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.24%A	1.60%	1.94%	1.79%	3.14%	2.93%
Expenses net of voluntary waivers, if any	1.24%A	1.60%	1.94%	1.79%	2.50%	2.50%
Expenses net of all reductions	1.20%A	1.57%	1.91%	1.78%	2.49%	2.49%
Net investment income (loss)	(.08)%A	.14%	(.40)%	(.32)%	(.48)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,047	$ 36,797	$ 15,132	$ 22,694	$ 8,157	$ 4,112
Portfolio turnover rate	166%A	166%	162%	67%	150%	211%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Defense and Aerospace Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Honeywell International, Inc.	7.5
Lockheed Martin Corp.	6.9
Goodrich Corp.	6.7
The Boeing Co.	6.6
Precision Castparts Corp.	5.6
EADS NV	5.3
Rockwell Collins, Inc.	4.6
L-3 Communications Holdings, Inc.	4.2
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	4.1
EchoStar Communications Corp. Class A	3.9
55.4
Top Industries as of August 31, 2004
% of fund's net assets
Aerospace & Defense	79.4%
Media	6.6%
Communications Equipment	5.3%
Electronic Equipment & Instruments	2.6%
IT Services	2.0%
All Others*	4.1%

* Includes short-term investments and net other assets.

Semiannual Report

Defense and Aerospace Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 79.4%
AAR Corp. (a)	430,900	$ 4,610,630
Alliant Techsystems, Inc. (a)	110,455	6,399,763
BE Aerospace, Inc. (a)	420,300	4,455,180
DRS Technologies, Inc. (a)	175,300	6,377,414
EADS NV (d)	754,291	19,729,383
EDO Corp.	101,900	2,668,761
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	572,600	15,202,530
Engineered Support Systems, Inc.	171,175	7,396,472
GenCorp, Inc.	99,000	1,195,920
General Dynamics Corp.	129,300	12,624,852
Goodrich Corp.	785,750	24,955,420
Honeywell International, Inc.	776,700	27,945,665
L-3 Communications Holdings, Inc.	248,400	15,559,776
Lockheed Martin Corp.	474,100	25,497,098
Mercury Computer Systems, Inc. (a)	85,700	2,315,614
Northrop Grumman Corp.	232,648	12,016,269
Precision Castparts Corp.	374,400	20,625,696
Raytheon Co.	311,952	10,834,093
Rockwell Collins, Inc.	496,300	17,067,757
The Boeing Co.	467,800	24,428,516
Triumph Group, Inc. (a)	399,800	12,873,560
United Defense Industries, Inc. (a)	298,700	11,419,301
United Technologies Corp.	87,700	8,235,907
TOTAL AEROSPACE & DEFENSE		294,435,577
COMMUNICATIONS EQUIPMENT - 5.3%
Anaren, Inc. (a)	109,700	1,296,654
Harris Corp.	268,600	12,935,776
REMEC, Inc. (a)	527,050	2,735,390
ViaSat, Inc. (a)	139,600	2,766,872
TOTAL COMMUNICATIONS EQUIPMENT		19,734,692
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Aeroflex, Inc. (a)	330,000	3,326,400
Trimble Navigation Ltd. (a)	226,450	6,236,433
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		9,562,833
IT SERVICES - 2.0%
ManTech International Corp. Class A (a)	221,400	3,546,828
SRA International, Inc. Class A (a)	87,400	3,961,842
TOTAL IT SERVICES		7,508,670

	Shares	Value (Note 1)
MEDIA - 6.6%
EchoStar Communications Corp. Class A (a)	474,200	$ 14,534,230
The DIRECTV Group, Inc. (a)	614,811	9,757,051
TOTAL MEDIA		24,291,281
TOTAL COMMON STOCKS (Cost $289,493,881)		355,533,053
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 1.53% (b)	14,302,846	14,302,846
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	20,923,500	20,923,500
TOTAL MONEY MARKET FUNDS (Cost $35,226,346)		35,226,346
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $324,720,227)		390,759,399
NET OTHER ASSETS - (5.4)%		(20,120,240)
NET ASSETS - 100%		$ 370,639,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $515,000 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 28, 2005 approximately $3,919,000 of losses recognized during the period November 1, 2003 to February 29, 2004.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,503,123) (cost $324,720,227) - See accompanying schedule		$ 390,759,399
Receivable for fund shares sold		1,032,503
Dividends receivable		512,094
Interest receivable		13,917
Prepaid expenses		318
Other affiliated receivables		350
Other receivables		34,749
Total assets		392,353,330

Liabilities
Payable for fund shares redeemed	$ 479,949
Accrued management fee	172,215
Other affiliated payables	120,687
Other payables and accrued expenses	17,820
Collateral on securities loaned, at value	20,923,500
Total liabilities		21,714,171

Net Assets		$ 370,639,159
Net Assets consist of:
Paid in capital		$ 305,645,006
Undistributed net investment income		652,639
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,697,658)
Net unrealized appreciation (depreciation) on investments		66,039,172
Net Assets, for 6,341,582 shares outstanding		$ 370,639,159
Net Asset Value, offering price and redemption price per share ($370,639,159 ÷ 6,341,582 shares)		$ 58.45

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,297,970
Interest		62,391
Security lending		78,034
		2,438,395
Less foreign taxes withheld		(119,202)
Total income		2,319,193

Expenses
Management fee	$ 937,084
Transfer agent fees	592,571
Accounting and security lending fees	82,740
Non-interested trustees' compensation	805
Custodian fees and expenses	8,684
Registration fees	22,166
Audit	17,601
Legal	361
Miscellaneous	25,382
Total expenses before reductions	1,687,394
Expense reductions	(20,840)	1,666,554
Net investment income (loss)		652,639
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,130,089
Foreign currency transactions	4,266
Total net realized gain (loss)		4,134,355
Change in net unrealized appreciation (depreciation) on investment securities		13,261,763
Net gain (loss)		17,396,118
Net increase (decrease) in net assets resulting from operations		$ 18,048,757
Other Information
Deferred sales charges withheld by FDC		$ 401
Exchange fees withheld by FSC		$ 2,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Defense and Aerospace Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 652,639	$ (513,776)
Net realized gain (loss)	4,134,355	28,377,755
Change in net unrealized appreciation (depreciation)	13,261,763	82,494,151
Net increase (decrease) in net assets resulting from operations	18,048,757	110,358,130
Share transactions Net proceeds from sales of shares	115,230,404	129,945,447
Cost of shares redeemed	(84,599,127)	(182,745,505)
Net increase (decrease) in net assets resulting from share transactions	30,631,277	(52,800,058)
Redemption fees	43,971	55,969
Total increase (decrease) in net assets	48,724,005	57,614,041

Net Assets
Beginning of period	321,915,154	264,301,113
End of period (including undistributed net investment income of $652,639 and $0, respectively)	$ 370,639,159	$ 321,915,154
Other Information Shares
Sold	2,018,198	2,674,669
Redeemed	(1,522,283)	(4,109,112)
Net increase (decrease)	495,915	(1,434,443)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 55.07	$ 36.30	$ 46.08	$ 42.83	$ 34.36	$ 33.85
Income from Investment Operations
Net investment income (loss) E	.11	(.09)	- H	.15	.03	(.15)
Net realized and unrealized gain (loss)	3.26	18.85	(9.77)	3.59	10.19	1.14
Total from investment operations	3.37	18.76	(9.77)	3.74	10.22	.99
Distributions from net investment income	-	-	(.04)	(.05)	(.02)	-
Distributions from net realized gain	-	-	-	(.49)	(1.81)	(.59)
Total distributions	-	-	(.04)	(.54)	(1.83)	(.59)
Redemption fees added to paid in capital E	.01	.01	.03	.05	.08	.11
Net asset value, end of period	$ 58.45	$ 55.07	$ 36.30	$ 46.08	$ 42.83	$ 34.36
Total Return B, C, D	6.14%	51.71%	(21.16)%	9.09%	30.45%	3.24%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	1.28%	1.25%	1.23%	1.52%	1.61%
Expenses net of voluntary waivers, if any	1.03% A	1.28%	1.25%	1.23%	1.52%	1.61%
Expenses net of all reductions	1.02% A	1.24%	1.21%	1.19%	1.49%	1.59%
Net investment income (loss)	.40% A	(.19)%	-%	.37%	.08%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,639	$ 321,915	$ 264,301	$ 286,831	$ 78,270	$ 21,406
Portfolio turnover rate	48% A	47%	79%	76%	119%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended
February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Environmental Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Donaldson Co., Inc.	5.4
Entergy Corp.	5.3
Veolia Environnement sponsored ADR	5.2
Stericycle, Inc.	5.2
Allied Waste Industries, Inc.	5.1
Waste Management, Inc.	5.1
Millipore Corp.	5.0
Ecolab, Inc.	4.9
Pentair, Inc.	4.3
ESCO Technologies, Inc.	4.2
49.7
Top Industries as of August 31, 2004
% of fund's net assets
Commercial Services & Supplies	28.4%
Machinery	24.5%
Chemicals	9.2%
Multi-Utilities & Unregulated Power	8.4%
Electrical Equipment	7.0%
All Others *	22.5%

* Includes short-term investments and net other assets.

Semiannual Report

Environmental Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 2.0%
Trex Co., Inc. (a)(d)	5,100	$ 221,034
CHEMICALS - 9.2%
Calgon Carbon Corp.	12,500	85,625
Ecolab, Inc.	17,900	535,568
Headwaters, Inc. (a)	12,800	391,808
TOTAL CHEMICALS		1,013,001
COMMERCIAL SERVICES & SUPPLIES - 28.4%
Allied Waste Industries, Inc. (a)	54,260	555,622
Bennett Environmental, Inc. (a)	5,900	33,795
Casella Waste Systems, Inc. Class A (a)	7,600	87,324
Clean Harbors, Inc. (a)	14,800	164,872
Ionics, Inc. (a)(d)	6,000	157,260
Republic Services, Inc.	1,800	50,310
Stericycle, Inc. (a)	12,000	566,160
Tetra Tech, Inc. (a)	24,100	428,257
TRC Companies, Inc. (a)	4,500	78,525
Waste Connections, Inc. (a)	14,800	434,380
Waste Management, Inc.	19,993	555,605
TOTAL COMMERCIAL SERVICES & SUPPLIES		3,112,110
CONSTRUCTION & ENGINEERING - 1.5%
Insituform Technologies, Inc. Class A (a)	9,300	165,447
ELECTRIC UTILITIES - 5.3%
Entergy Corp.	9,600	578,880
ELECTRICAL EQUIPMENT - 7.0%
Ballard Power Systems, Inc. (a)	46,300	299,768
Capstone Turbine Corp. (a)	25,900	44,807
FuelCell Energy, Inc. (a)(d)	17,500	174,300
Hydrogenics Corp. (a)	20,700	81,674
Plug Power, Inc. (a)	26,900	171,891
TOTAL ELECTRICAL EQUIPMENT		772,440
ENERGY EQUIPMENT & SERVICES - 1.4%
Newpark Resources, Inc. (a)	27,500	156,750
FOOD & STAPLES RETAILING - 2.9%
United Natural Foods, Inc. (a)	12,700	314,452
FOOD PRODUCTS - 2.5%
Green Mountain Coffee Roasters, Inc. (a)	5,900	119,829
Hain Celestial Group, Inc. (a)	8,500	149,175
TOTAL FOOD PRODUCTS		269,004
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Millipore Corp. (a)	10,800	543,240
MACHINERY - 24.5%
CLARCOR, Inc.	7,100	314,530
CUNO, Inc. (a)	5,200	295,776

	Shares	Value (Note 1)
Donaldson Co., Inc.	20,900	$ 593,561
ESCO Technologies, Inc. (a)	7,100	456,885
Kadant, Inc. (a)	4,606	86,961
Pall Corp.	14,400	350,784
Pentair, Inc.	14,000	465,360
Zenon Environmental, Inc. (a)	7,100	114,651
TOTAL MACHINERY		2,678,508
MULTI-UTILITIES & UNREGULATED POWER - 8.4%
Calpine Corp. (a)(d)	101,100	345,762
Veolia Environnement sponsored ADR	22,200	572,760
TOTAL MULTI-UTILITIES & UNREGULATED POWER		918,522
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
Asyst Technologies, Inc. (a)	15,300	69,768
Mykrolis Corp. (a)	13,500	119,205
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		188,973
TOTAL COMMON STOCKS (Cost $11,751,011)		10,932,361
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 1.53% (b)	90,146	90,146
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	725,250	725,250
TOTAL MONEY MARKET FUNDS (Cost $815,396)		815,396
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $12,566,407)		11,747,757
NET OTHER ASSETS - (7.3)%		(797,596)
NET ASSETS - 100%		$ 10,950,161
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $2,923,000 of which $253,000, $1,937,000 and $733,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environmental Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $715,306) (cost $12,566,407) - See accompanying schedule		$ 11,747,757
Cash		53,754
Receivable for investments sold		349,356
Receivable for fund shares sold		4,956
Dividends receivable		10,133
Interest receivable		589
Prepaid expenses		15
Other receivables		5,617
Total assets		12,172,177

Liabilities
Payable for investments purchased	$ 396,599
Payable for fund shares redeemed	69,342
Accrued management fee	5,164
Other affiliated payables	8,447
Other payables and accrued expenses	17,214
Collateral on securities loaned, at value	725,250
Total liabilities		1,222,016

Net Assets		$ 10,950,161
Net Assets consist of:
Paid in capital		$ 13,786,394
Accumulated net investment loss		(65,740)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,951,843)
Net unrealized appreciation (depreciation) on investments		(818,650)
Net Assets, for 855,082 shares outstanding		$ 10,950,161
Net Asset Value, offering price and redemption price per share ($10,950,161 ÷ 855,082 shares)		$ 12.81

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 41,977
Interest		2,078
Security lending		3,856
Total income		47,911

Expenses
Management fee	$ 34,088
Transfer agent fees	34,879
Accounting and security lending fees	15,149
Non-interested trustees' compensation	46
Custodian fees and expenses	5,423
Registration fees	11,406
Audit	16,897
Legal	88
Miscellaneous	1,784
Total expenses before reductions	119,760
Expense reductions	(6,109)	113,651
Net investment income (loss)		(65,740)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,219,909
Foreign currency transactions	(150)
Total net realized gain (loss)		1,219,759
Change in net unrealized appreciation (depreciation) on investment securities		(1,589,389)
Net gain (loss)		(369,630)
Net increase (decrease) in net assets resulting from operations		$ (435,370)
Other Information
Deferred sales charges withheld by FDC		$ 813
Exchange fees withheld by FSC		$ 60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Environmental Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (65,740)	$ (254,417)
Net realized gain (loss)	1,219,759	543,333
Change in net unrealized appreciation (depreciation)	(1,589,389)	3,356,069
Net increase (decrease) in net assets resulting from operations	(435,370)	3,644,985
Share transactions Net proceeds from sales of shares	3,411,207	5,478,846
Cost of shares redeemed	(4,298,039)	(6,846,116)
Net increase (decrease) in net assets resulting from share transactions	(886,832)	(1,367,270)
Redemption fees	3,213	4,492
Total increase (decrease) in net assets	(1,318,989)	2,282,207

Net Assets
Beginning of period	12,269,150	9,986,943
End of period (including accumulated net investment loss of $65,740 and $0, respectively)	$ 10,950,161	$ 12,269,150
Other Information Shares
Sold	259,187	471,001
Redeemed	(327,575)	(576,560)
Net increase (decrease)	(68,388)	(105,559)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.29	$ 9.71	$ 11.58	$ 12.98	$ 9.57	$ 12.77
Income from Investment Operations
Net investment income (loss) E	(.07)	(.25)	(.20)	(.17)	(.13)	(.21)
Net realized and unrealized gain (loss)	(.41)	3.83	(1.68)	(1.25)	3.51	(3.03)
Total from investment operations	(.48)	3.58	(1.88)	(1.42)	3.38	(3.24)
Distributions in excess of net realized gain	-	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- H	- H	.01	.02	.03	.05
Net asset value, end of period	$ 12.81	$ 13.29	$ 9.71	$ 11.58	$ 12.98	$ 9.57
Total Return B, C, D	(3.61)%	36.87%	(16.15)%	(10.79)%	35.63%	(25.00)%
Ratios to Average Net Assets F
Expenses before expense reductions	2.02% A	2.57%	2.64%	2.00%	1.92%	2.47%
Expenses net of voluntary waivers, if any	2.02% A	2.50%	2.50%	2.00%	1.92%	2.47%
Expenses net of all reductions	1.92% A	2.50%	2.45%	1.98%	1.88%	2.39%
Net investment income (loss)	(1.11)% A	(2.12)%	(1.92)%	(1.32)%	(1.17)%	(1.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,950	$ 12,269	$ 9,987	$ 12,471	$ 24,668	$ 17,553
Portfolio turnover rate	229% A	90%	67%	109%	168%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Equipment Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Tyco International Ltd.	10.8
Honeywell International, Inc.	9.7
Applied Materials, Inc.	6.0
ITT Industries, Inc.	5.5
General Electric Co.	5.1
American Standard Companies, Inc.	4.9
SPX Corp.	3.8
Dover Corp.	3.5
Caterpillar, Inc.	3.4
Ingersoll-Rand Co. Ltd. Class A	3.1
55.8
Top Industries as of August 31, 2004
% of fund's net assets
Machinery	33.9%
Industrial Conglomerates	17.5%
Aerospace & Defense	15.2%
Semiconductors & Semiconductor Equipment	8.5%
Building Products	5.7%
All Others *	19.2%

* Includes short-term investments and net other assets.

Semiannual Report

Industrial Equipment Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 15.2%
Bombardier, Inc. Class B (sub. vtg.)	53,300	$ 123,014
Honeywell International, Inc.	117,600	4,231,248
Lockheed Martin Corp.	9,400	505,532
Precision Castparts Corp.	14,200	782,278
United Defense Industries, Inc. (a)	11,200	428,176
United Technologies Corp.	6,100	572,851
TOTAL AEROSPACE & DEFENSE		6,643,099
AUTO COMPONENTS - 0.3%
ArvinMeritor, Inc.	4,400	84,040
TRW Automotive Holdings Corp.	1,700	33,099
TOTAL AUTO COMPONENTS		117,139
BUILDING PRODUCTS - 5.7%
American Standard Companies, Inc. (a)	56,800	2,136,248
Trex Co., Inc. (a)(d)	2,600	112,684
York International Corp.	7,000	227,920
TOTAL BUILDING PRODUCTS		2,476,852
COMMERCIAL SERVICES & SUPPLIES - 1.6%
IKON Office Solutions, Inc.	23,600	266,208
United Rentals, Inc. (a)	30,000	440,700
TOTAL COMMERCIAL SERVICES & SUPPLIES		706,908
COMMUNICATIONS EQUIPMENT - 0.3%
Avaya, Inc. (a)	11,100	134,532
COMPUTERS & PERIPHERALS - 1.8%
Hutchinson Technology, Inc. (a)	32,600	792,832
CONSTRUCTION & ENGINEERING - 2.4%
EMCOR Group, Inc. (a)	8,000	324,800
Granite Construction, Inc.	21,900	499,320
URS Corp. (a)	8,200	202,540
TOTAL CONSTRUCTION & ENGINEERING		1,026,660
ELECTRICAL EQUIPMENT - 3.5%
A.O. Smith Corp.	4,700	114,774
Cooper Industries Ltd. Class A	8,700	480,414
Emerson Electric Co.	14,500	902,625
Rockwell Automation, Inc.	900	35,100
TOTAL ELECTRICAL EQUIPMENT		1,532,913
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.8%
Cognex Corp.	2,300	61,571
Molex, Inc.	9,800	282,926
Newport Corp. (a)	16,400	205,000
Symbol Technologies, Inc.	86,300	1,113,270
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,662,767

	Shares	Value (Note 1)
INDUSTRIAL CONGLOMERATES - 17.5%
Carlisle Companies, Inc.	2,600	$ 158,730
General Electric Co.	67,550	2,214,965
Textron, Inc.	8,600	546,014
Tyco International Ltd. (d)	151,300	4,738,715
TOTAL INDUSTRIAL CONGLOMERATES		7,658,424
MACHINERY - 33.9%
AGCO Corp. (a)	46,000	919,540
Albany International Corp. Class A	2,200	64,130
Astec Industries, Inc. (a)	36,900	609,957
Bucyrus International, Inc. Class A	200	5,286
Caterpillar, Inc.	20,600	1,497,620
Crane Co.	900	24,300
Cummins, Inc.	9,100	612,339
Danaher Corp.	19,300	992,406
Deere & Co.	900	56,943
Donaldson Co., Inc.	17,600	499,840
Dover Corp.	40,400	1,524,292
Harsco Corp.	1,500	67,320
IDEX Corp.	6,300	193,536
Ingersoll-Rand Co. Ltd. Class A	20,900	1,358,709
ITT Industries, Inc.	30,300	2,396,730
Manitowoc Co., Inc.	9,900	328,284
Navistar International Corp. (a)	25,200	901,656
Oshkosh Truck Co.	9,600	489,216
Pentair, Inc.	11,100	368,964
SPX Corp.	45,600	1,663,944
Wabash National Corp. (a)	6,100	161,833
Watts Water Technologies, Inc. Class A	3,600	91,656
TOTAL MACHINERY		14,828,501
OFFICE ELECTRONICS - 2.7%
Xerox Corp. (a)(d)	88,400	1,187,212
ROAD & RAIL - 0.0%
Marten Transport Ltd. (a)	750	13,035
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.5%
Applied Materials, Inc. (a)	163,900	2,604,371
FormFactor, Inc. (a)	4,400	77,000
Kulicke & Soffa Industries, Inc. (a)	40,500	221,940
Lam Research Corp. (a)	19,000	409,450
Teradyne, Inc. (a)	31,300	402,831
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,715,592
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Fastenal Co.	4,400	276,232
Common Stocks - continued
	Shares	Value (Note 1)
TRADING COMPANIES & DISTRIBUTORS - CONTINUED
Finning International, Inc.	1,200	$ 28,317
W.W. Grainger, Inc.	12,600	672,966
TOTAL TRADING COMPANIES & DISTRIBUTORS		977,515
TOTAL COMMON STOCKS (Cost $38,713,855)		43,473,981
Money Market Funds - 14.8%

Fidelity Cash Central Fund, 1.53% (b)	345,263	345,263
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	6,129,250	6,129,250
TOTAL MONEY MARKET FUNDS (Cost $6,474,513)		6,474,513
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.58%, dated 8/31/04 due 9/1/04) (Cost $34,000)	34,001	34,000
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $45,222,368)		49,982,494
NET OTHER ASSETS - (14.3)%		(6,255,955)
NET ASSETS - 100%		$ 43,726,539
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,959,872 and repurchase agreements of $34,000)(cost $45,222,368) - See accompanying schedule		$ 49,982,494
Cash		828
Receivable for fund shares sold		29,642
Dividends receivable		61,717
Interest receivable		627
Prepaid expenses		35
Other affiliated receivables		23
Other receivables		3,689
Total assets		50,079,055

Liabilities
Payable for fund shares redeemed	169,066
Accrued management fee	21,605
Other affiliated payables	15,722
Other payables and accrued expenses	16,873
Collateral on securities loaned, at value	6,129,250
Total liabilities		6,352,516

Net Assets		$ 43,726,539
Net Assets consist of:
Paid in capital		$ 38,157,859
Accumulated net investment loss		(103,450)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		912,004
Net unrealized appreciation (depreciation) on investments		4,760,126
Net Assets, for 1,839,998 shares outstanding		$ 43,726,539
Net Asset Value, offering price and redemption price per share ($43,726,539 ÷ 1,839,998 shares)		$ 23.76

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 162,035
Interest		10,420
Security lending		1,977
Total income		174,432

Expenses
Management fee	$ 144,749
Transfer agent fees	76,613
Accounting and security lending fees	15,045
Non-interested trustees' compensation	137
Custodian fees and expenses	5,064
Registration fees	17,700
Audit	16,996
Legal	106
Miscellaneous	3,184
Total expenses before reductions	279,594
Expense reductions	(1,712)	277,882
Net investment income (loss)		(103,450)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,710,340
Foreign currency transactions	557
Total net realized gain (loss)		1,710,897
Change in net unrealized appreciation (depreciation) on investment securities		(2,883,136)
Net gain (loss)		(1,172,239)
Net increase (decrease) in net assets resulting from operations		$ (1,275,689)
Other Information
Deferred sales charges withheld by FDC		$ 53
Exchange fees withheld by FSC		$ 353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (103,450)	$ (30,192)
Net realized gain (loss)	1,710,897	4,822,088
Change in net unrealized appreciation (depreciation)	(2,883,136)	8,887,338
Net increase (decrease) in net assets resulting from operations	(1,275,689)	13,679,234
Distributions to shareholders from net realized gain	(1,002,452)	-
Share transactions Net proceeds from sales of shares	23,345,384	77,496,492
Reinvestment of distributions	951,749	-
Cost of shares redeemed	(44,689,430)	(42,305,092)
Net increase (decrease) in net assets resulting from share transactions	(20,392,297)	35,191,400
Redemption fees	13,786	53,771
Total increase (decrease) in net assets	(22,656,652)	48,924,405

Net Assets
Beginning of period	66,383,191	17,458,786
End of period (including accumulated net investment loss of $103,450 and $0, respectively)	$ 43,726,539	$ 66,383,191
Other Information Shares
Sold	949,921	3,441,291
Issued in reinvestment of distributions	37,873	-
Redeemed	(1,845,914)	(1,834,470)
Net increase (decrease)	(858,120)	1,606,821

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.60	$ 16.00	$ 22.54	$ 21.69	$ 26.38	$ 25.23
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)	(.12)	(.03)	(.02)	.02
Net realized and unrealized gain (loss)	(.36)	8.59	(6.43)	.88	(2.03)	4.44
Total from investment operations	(.41)	8.57	(6.55)	.85	(2.05)	4.46
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(.44)	-	-	(.03)	(2.67)	(3.34)
Total distributions	(.44)	-	-	(.03)	(2.67)	(3.35)
Redemption fees added to paid in capital E	.01	.03	.01	.03	.03	.04
Net asset value, end of period	$ 23.76	$ 24.60	$ 16.00	$ 22.54	$ 21.69	$ 26.38
Total Return B, C, D	(1.72)%	53.75%	(29.02)%	4.07%	(7.69)%	18.98%
Ratios to Average Net Assets F
Expenses before expense reductions	1.11% A	1.37%	1.77%	1.46%	1.48%	1.43%
Expenses net of voluntary waivers, if any	1.11% A	1.37%	1.77%	1.46%	1.48%	1.43%
Expenses net of all reductions	1.10% A	1.33%	1.76%	1.45%	1.48%	1.41%
Net investment income (loss)	(.41)% A	(.08)%	(.62)%	(.16)%	(.06)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,727	$ 66,383	$ 17,459	$ 24,775	$ 21,392	$ 26,117
Portfolio turnover rate	67% A	95%	123%	131%	48%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Materials Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Inmet Mining Corp.	7.7
Phelps Dodge Corp.	6.8
Dow Chemical Co.	6.8
3M Co.	6.4
Alcoa, Inc.	5.9
International Paper Co.	4.1
Rio Tinto PLC sponsored ADR	3.8
Alcan, Inc.	3.6
Praxair, Inc.	2.9
Union Pacific Corp.	2.8
50.8
Top Industries as of August 31, 2004
% of fund's net assets
Metals & Mining	44.1%
Chemicals	19.0%
Road & Rail	11.0%
Paper & Forest Products	9.8%
Industrial Conglomerates	6.4%
All Others*	9.7%

* Includes short-term investments and net other assets.

Semiannual Report

Industrial Materials Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 1.4%
American Standard Companies, Inc. (a)	40,900	$ 1,538,249
CHEMICALS - 19.0%
Air Products & Chemicals, Inc.	48,200	2,524,716
Airgas, Inc.	14,700	327,075
Cytec Industries, Inc.	31,000	1,495,440
Dow Chemical Co.	168,900	7,230,609
Georgia Gulf Corp.	36,300	1,377,585
International Flavors & Fragrances, Inc.	30,000	1,155,900
Millennium Chemicals, Inc. (a)	20,000	373,000
NOVA Chemicals Corp.	21,600	700,887
PPG Industries, Inc.	32,400	1,936,548
Praxair, Inc.	77,100	3,128,718
TOTAL CHEMICALS		20,250,478
CONSTRUCTION MATERIALS - 2.3%
Eagle Materials, Inc.	15,900	1,032,069
Texas Industries, Inc.	31,500	1,379,700
TOTAL CONSTRUCTION MATERIALS		2,411,769
CONTAINERS & PACKAGING - 4.4%
Owens-Illinois, Inc. (a)	31,000	497,550
Packaging Corp. of America	83,100	1,902,990
Pactiv Corp. (a)	57,300	1,355,145
Smurfit-Stone Container Corp. (a)	52,200	926,028
TOTAL CONTAINERS & PACKAGING		4,681,713
INDUSTRIAL CONGLOMERATES - 6.4%
3M Co.	82,900	6,827,644
METALS & MINING - 44.1%
Alcan, Inc.	88,200	3,838,112
Alcoa, Inc.	193,598	6,268,703
BHP Billiton Ltd. sponsored ADR	146,100	2,733,531
Cameco Corp.	16,300	1,064,649
Companhia Vale do Rio Doce sponsored ADR	7,300	421,721
Falconbridge Ltd.	101,400	2,432,951
First Quantum Minerals Ltd. (a)	62,800	620,418
Freeport-McMoRan Copper & Gold, Inc. Class B	53,000	1,994,390
Inco Ltd. (a)	63,901	2,189,334
Inmet Mining Corp. (a)	586,600	8,243,723
IPSCO, Inc.	41,200	1,012,073
Noranda, Inc. (d)	50,000	819,210
Nucor Corp.	16,000	1,252,640
Phelps Dodge Corp.	89,100	7,266,996
Rio Tinto PLC sponsored ADR	39,800	4,042,884
Teck Cominco Ltd. Class B (sub. vtg.)	58,700	1,151,331
Xstrata PLC	114,800	1,669,762
TOTAL METALS & MINING		47,022,428

	Shares	Value (Note 1)
PAPER & FOREST PRODUCTS - 9.8%
Abitibi-Consolidated, Inc.	50,200	$ 297,870
Bowater, Inc.	34,800	1,250,364
Georgia-Pacific Corp.	52,900	1,797,542
International Paper Co.	110,400	4,418,208
Pope & Talbot, Inc.	19,800	364,914
Tembec, Inc. (a)	150,000	1,062,574
Weyerhaeuser Co.	20,000	1,250,200
TOTAL PAPER & FOREST PRODUCTS		10,441,672
ROAD & RAIL - 11.0%
Burlington Northern Santa Fe Corp.	60,000	2,148,000
Canadian National Railway Co.	47,950	2,191,050
CSX Corp.	48,100	1,518,998
Norfolk Southern Corp.	100,000	2,840,000
Union Pacific Corp.	52,400	2,992,564
TOTAL ROAD & RAIL		11,690,612
TOTAL COMMON STOCKS (Cost $97,247,061)		104,864,565
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 1.53% (b)	8,110,849	8,110,849
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	682,800	682,800
TOTAL MONEY MARKET FUNDS (Cost $8,793,649)		8,793,649
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $106,040,710)	113,658,214
NET OTHER ASSETS - (6.6)%	(7,043,664)
NET ASSETS - 100%	$ 106,614,550
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.6%
Canada	24.1%
United Kingdom	5.4%
Australia	2.5%
Others (individually less than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Industrial Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $650,068) (cost $106,040,710) - See accompanying schedule		$ 113,658,214
Receivable for investments sold		1,260,354
Receivable for fund shares sold		235,039
Dividends receivable		169,933
Interest receivable		3,897
Prepaid expenses		49
Other affiliated receivables		98
Other receivables		26,748
Total assets		115,354,332

Liabilities
Payable to custodian bank	$ 49,858
Payable for investments purchased	6,222,804
Payable for fund shares redeemed	1,681,897
Accrued management fee	49,505
Other affiliated payables	35,543
Other payables and accrued expenses	17,375
Collateral on securities loaned, at value	682,800
Total liabilities		8,739,782

Net Assets		$ 106,614,550
Net Assets consist of:
Paid in capital		$ 103,864,713
Undistributed net investment income		158,237
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,025,844)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,617,444
Net Assets, for 3,122,473 shares outstanding		$ 106,614,550
Net Asset Value, offering price and redemption price per share ($106,614,550 ÷ 3,122,473 shares)		$ 34.14

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 716,753
Interest		20,248
Security lending		15,235
Total income		752,236

Expenses
Management fee	$ 306,001
Transfer agent fees	189,080
Accounting and security lending fees	26,964
Non-interested trustees' compensation	276
Custodian fees and expenses	10,723
Registration fees	25,949
Audit	17,125
Legal	122
Interest	687
Miscellaneous	6,799
Total expenses before reductions	583,726
Expense reductions	(20,278)	563,448
Net investment income (loss)		188,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(4,472,980)
Foreign currency transactions	15,950
Total net realized gain (loss)		(4,457,030)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,475,505)
Assets and liabilities in foreign currencies	239
Total change in net unrealized appreciation (depreciation)		(2,475,266)
Net gain (loss)		(6,932,296)
Net increase (decrease) in net assets resulting from operations		$ (6,743,508)
Other Information
Deferred sales charges withheld by FDC		$ 178
Exchange fees withheld by FSC		$ 1,440

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Industrial Materials Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 188,788	$ 280,893
Net realized gain (loss)	(4,457,030)	13,314,953
Change in net unrealized appreciation (depreciation)	(2,475,266)	9,559,919
Net increase (decrease) in net assets resulting from operations	(6,743,508)	23,155,765
Distributions to shareholders from net investment income	(107,553)	(240,088)
Distributions to shareholders from net realized gain	(2,652,984)	-
Total distributions	(2,760,537)	(240,088)
Share transactions Net proceeds from sales of shares	67,568,793	238,570,426
Reinvestment of distributions	2,589,143	229,805
Cost of shares redeemed	(89,218,990)	(168,039,932)
Net increase (decrease) in net assets resulting from share transactions	(19,061,054)	70,760,299
Redemption fees	48,870	179,535
Total increase (decrease) in net assets	(28,516,229)	93,855,511

Net Assets
Beginning of period	135,130,779	41,275,268
End of period (including undistributed net investment income of $158,237 and undistributed net investment income of $94,751, respectively)	$ 106,614,550	$ 135,130,779
Other Information Shares
Sold	1,990,466	7,280,383
Issued in reinvestment of distributions	74,230	8,045
Redeemed	(2,697,298)	(5,265,275)
Net increase (decrease)	(632,602)	2,023,153

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004H	2003	2002	2001	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.99	$ 23.83	$ 25.89	$ 23.11	$ 19.64	$ 20.32
Income from Investment Operations
Net investment income (loss)E	.06	.13F	.04F	.10	.16	.05
Net realized and unrealized gain (loss)	(1.16)	12.07	(1.69)	2.81	3.33	(.89)
Total from investment operations	(1.10)	12.20	(1.65)	2.91	3.49	(.84)
Distributions from net investment income	(.03)	(.12)	(.46)	(.20)	(.11)	(.03)
Distributions from net realized gain	(.74)	-	-	-	-	-
Total distributions	(.77)	(.12)	(.46)	(.20)	(.11)	(.03)
Redemption fees added to paid in capitalE	.02	.08	.05	.07	.09	.19
Net asset value, end of period	$ 34.14	$ 35.99	$ 23.83	$ 25.89	$ 23.11	$ 19.64
Total ReturnB,C,D	(3.05)%	51.73%	(6.16)%	12.98%	18.28%	(3.22)%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.09%A	1.31%	1.57%	1.57%	1.80%	1.92%
Expenses net of voluntary waivers, if any	1.09%A	1.31%	1.57%	1.57%	1.80%	1.92%
Expenses net of all reductions	1.05%A	1.17%	1.42%	1.49%	1.78%	1.89%
Net investment income (loss)	.35%A	.43%	.16%	.42%	.75%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,615	$ 135,131	$ 41,275	$ 27,461	$ 31,721	$ 20,627
Portfolio turnover rate	84%A	175%	226%	230%	141%	257%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.07 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Transportation Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
FedEx Corp.	7.9
Burlington Northern Santa Fe Corp.	7.8
Norfolk Southern Corp.	6.8
Southwest Airlines Co.	6.2
United Parcel Service, Inc. Class B	6.1
Forward Air Corp.	2.6
AirTran Holdings, Inc.	2.6
OMI Corp.	2.6
Top Tankers, Inc.	2.6
Canadian National Railway Co.	2.6
47.8
Top Industries as of August 31, 2004
% of fund's net assets
Road & Rail	31.2%
Air Freight & Logistics	28.8%
Airlines	18.7%
Oil & Gas	11.8%
Machinery	6.0%
All Others*	3.5%

* Includes short-term investments and net other assets.

Semiannual Report

Transportation Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 1.3%
Bombardier, Inc. Class B (sub. vtg.)	226,000	$ 521,598
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,500	92,925
TOTAL AEROSPACE & DEFENSE		614,523
AIR FREIGHT & LOGISTICS - 28.8%
C.H. Robinson Worldwide, Inc.	15,400	657,118
CNF, Inc.	10,300	422,506
Dynamex, Inc. (a)	35,700	478,737
EGL, Inc. (a)	36,300	879,549
Expeditors International of Washington, Inc.	16,160	788,285
FedEx Corp.	45,600	3,738,745
Forward Air Corp. (a)	34,300	1,246,119
Hub Group, Inc. Class A (a)	13,300	352,716
J.B. Hunt Transport Services, Inc.	13,100	444,090
Pacer International, Inc. (a)	20,600	319,300
Ryder System, Inc.	10,700	468,767
United Parcel Service, Inc. Class B	39,600	2,892,780
UTI Worldwide, Inc.	10,100	518,130
Yamato Transport Co. Ltd.	30,000	458,053
TOTAL AIR FREIGHT & LOGISTICS		13,664,895
AIRLINES - 18.7%
AirTran Holdings, Inc. (a)	102,200	1,241,730
Alaska Air Group, Inc. (a)	5,300	124,762
AMR Corp. (a)(d)	53,300	476,502
British Airways PLC ADR (a)	3,500	141,400
Continental Airlines, Inc. Class B (a)(d)	16,500	159,225
ExpressJet Holdings, Inc. Class A (a)	7,200	77,400
FLYi, Inc. (a)	10,300	47,792
Frontier Airlines, Inc. (a)	108,200	973,800
JetBlue Airways Corp. (a)(d)	45,325	1,081,001
Mesa Air Group, Inc. (a)	11,400	73,017
Northwest Airlines Corp. (a)(d)	94,900	893,958
Pinnacle Airlines Corp.	900	8,794
Republic Airways Holdings, Inc.	6,000	79,800
SkyWest, Inc.	4,600	66,194
Southwest Airlines Co.	199,687	2,959,361
WestJet Airlines Ltd. (a)	45,450	459,745
TOTAL AIRLINES		8,864,481
DIVERSIFIED FINANCIAL SERVICES - 0.5%
GATX Corp.	9,100	245,427

	Shares	Value (Note 1)
IT SERVICES - 0.0%
Sabre Holdings Corp. Class A	380	$ 8,740
MACHINERY - 6.0%
Cummins, Inc.	8,500	571,965
Eaton Corp.	9,800	591,430
Navistar International Corp. (a)	12,000	429,360
Oshkosh Truck Co.	6,800	346,528
PACCAR, Inc.	10,675	642,528
Trinity Industries, Inc.	9,700	269,175
Wabash National Corp. (a)	100	2,653
TOTAL MACHINERY		2,853,639
MARINE - 1.5%
Alexander & Baldwin, Inc.	6,000	184,740
Kirby Corp. (a)	3,400	120,836
Kuehne & Nagel International AG	2,703	404,356
TOTAL MARINE		709,932
OIL & GAS - 11.8%
General Maritime Corp. (a)	24,100	657,448
OMI Corp.	97,400	1,238,928
Overseas Shipholding Group, Inc.	21,000	903,000
Stelmar Shipping Ltd.	9,900	314,820
Teekay Shipping Corp.	34,500	1,209,225
Top Tankers, Inc.	105,400	1,235,288
Tsakos Energy Navigation Ltd.	2,000	54,400
TOTAL OIL & GAS		5,613,109
ROAD & RAIL - 31.2%
Arkansas Best Corp.	1,700	58,565
Burlington Northern Santa Fe Corp.	104,100	3,726,780
Canadian National Railway Co.	26,850	1,226,897
Canadian Pacific Railway Ltd.	36,400	925,215
CSX Corp.	33,300	1,051,614
Dollar Thrifty Automotive Group, Inc. (a)	2,000	48,400
Heartland Express, Inc.	25,743	451,532
Kansas City Southern (a)	5,750	86,250
Landstar System, Inc. (a)	7,000	367,360
Norfolk Southern Corp.	112,900	3,206,360
Overnite Corp.	29,300	891,892
Swift Transportation Co., Inc. (a)	25,641	466,153
Union Pacific Corp.	11,000	628,210
USA Truck, Inc. (a)	24,700	266,760
USF Corp.	22,400	767,424
Werner Enterprises, Inc.	35,807	634,500
TOTAL ROAD & RAIL		14,803,912
TOTAL COMMON STOCKS (Cost $41,417,329)		47,378,658
Money Market Funds - 5.5%
	Shares	Value (Note 1)
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c) (Cost $2,641,075)	2,641,075	$ 2,641,075
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $44,058,404)	50,019,733
NET OTHER ASSETS - (5.3)%	(2,537,483)
NET ASSETS - 100%	$ 47,482,250
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.1%
Marshall Islands	9.1%
Canada	6.6%
British Virgin Islands	1.1%
Japan	1.0%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,143,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,547,970) (cost $44,058,404) - See accompanying schedule		$ 50,019,733
Receivable for investments sold		744,955
Receivable for fund shares sold		80,592
Dividends receivable		39,331
Interest receivable		59
Prepaid expenses		43
Other affiliated receivables		2
Other receivables		14,467
Total assets		50,899,182

Liabilities
Payable to custodian bank	$ 52,515
Payable for fund shares redeemed	659,584
Accrued management fee	24,022
Other affiliated payables	21,208
Other payables and accrued expenses	18,528
Collateral on securities loaned, at value	2,641,075
Total liabilities		3,416,932

Net Assets		$ 47,482,250
Net Assets consist of:
Paid in capital		$ 41,982,401
Undistributed net investment income		82,630
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(544,110)
Net unrealized appreciation (depreciation) on investments		5,961,329
Net Assets, for 1,385,336 shares outstanding		$ 47,482,250
Net Asset Value, offering price and redemption price per share ($47,482,250 ÷ 1,385,336 shares)		$ 34.27

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 333,075
Interest		10,072
Security lending		10,674
Total income		353,821

Expenses
Management fee	$ 124,734
Transfer agent fees	90,676
Accounting and security lending fees	15,391
Non-interested trustees' compensation	104
Custodian fees and expenses	9,908
Registration fees	23,951
Audit	16,962
Legal	42
Miscellaneous	3,496
Total expenses before reductions	285,264
Expense reductions	(14,073)	271,191
Net investment income (loss)		82,630
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	710,919
Foreign currency transactions	(291)
Total net realized gain (loss)		710,628
Change in net unrealized appreciation (depreciation) on: Investment securities	(538,486)
Assets and liabilities in foreign currencies	(312)
Total change in net unrealized appreciation (depreciation)		(538,798)
Net gain (loss)		171,830
Net increase (decrease) in net assets resulting from operations		$ 254,460
Other Information
Deferred sales charges withheld by FDC		$ 87
Exchange fees withheld by FSC		$ 465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Transportation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 82,630	$ (137,478)
Net realized gain (loss)	710,628	5,293,785
Change in net unrealized appreciation (depreciation)	(538,798)	5,591,099
Net increase (decrease) in net assets resulting from operations	254,460	10,747,406
Share transactions Net proceeds from sales of shares	52,713,717	44,087,588
Cost of shares redeemed	(43,099,212)	(39,108,260)
Net increase (decrease) in net assets resulting from share transactions	9,614,505	4,979,328
Redemption fees	29,872	36,421
Total increase (decrease) in net assets	9,898,837	15,763,155

Net Assets
Beginning of period	37,583,413	21,820,258
End of period (including undistributed net investment income of $82,630 and $0, respectively)	$ 47,482,250	$ 37,583,413
Other Information Shares
Sold	1,520,704	1,504,874
Redeemed	(1,279,686)	(1,317,429)
Net increase (decrease)	241,018	187,445

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.84	$ 22.80	$ 30.95	$ 29.20	$ 20.96	$ 25.04
Income from Investment Operations
Net investment income (loss)E	.06	(.12)	(.18)	(.06)	(.06)	(.14)
Net realized and unrealized gain (loss)	1.35	10.13	(8.02)	1.99	8.50	.93
Total from investment operations	1.41	10.01	(8.20)	1.93	8.44	.79
Distributions from net realized gain	-	-	-	(.23)	(.31)	(4.97)
Redemption fees added to paid in capitalE	.02	.03	.05	.05	.11	.10
Net asset value, end of period	$ 34.27	$ 32.84	$ 22.80	$ 30.95	$ 29.20	$ 20.96
Total ReturnB,C,D	4.35%	44.04%	(26.33)%	6.85%	41.09%	2.15%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.31%A	1.57%	1.77%	1.44%	1.87%	1.77%
Expenses net of voluntary waivers, if any	1.31%A	1.57%	1.77%	1.44%	1.87%	1.77%
Expenses net of all reductions	1.25%A	1.53%	1.75%	1.40%	1.84%	1.71%
Net investment income (loss)	.38%A	(.40)%	(.67)%	(.21)%	(.25)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,482	$ 37,583	$ 21,820	$ 71,526	$ 57,572	$ 10,202
Portfolio turnover rate	141%A	86%	47%	155%	137%	318%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Cyclicals Sector

Banking Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Bank of America Corp.	10.3
Wachovia Corp.	6.0
Wells Fargo & Co.	5.1
Golden West Financial Corp., Delaware	5.0
Comerica, Inc.	4.2
Northern Trust Corp.	4.1
J.P. Morgan Chase & Co.	3.8
SouthTrust Corp.	3.6
Bank of New York Co., Inc.	3.6
Citigroup, Inc.	3.5
49.2
Top Industries as of August 31, 2004
% of fund's net assets
Commercial Banks	66.5%
Capital Markets	9.9%
Thrifts & Mortgage Finance	9.8%
Diversified Financial Services	8.6%
All Others*	5.2%

* Includes short-term investments and net other assets.

Semiannual Report

Banking Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
CAPITAL MARKETS - 9.9%
Bank of New York Co., Inc.	568,196	$ 16,932,241
Investors Financial Services Corp.	80,000	3,710,400
Mellon Financial Corp.	236,000	6,810,960
Northern Trust Corp.	449,900	19,368,195
SEI Investments Co.	200	6,536
TOTAL CAPITAL MARKETS		46,828,332
COMMERCIAL BANKS - 66.5%
AmSouth Bancorp.	37,200	969,060
Associated Banc-Corp.	67,620	2,116,506
Bank of America Corp.	1,092,504	49,140,829
Banknorth Group, Inc.	274,400	9,321,368
BB&T Corp.	15,642	625,524
BOK Financial Corp. (a)	109,200	4,684,680
Center Financial Corp., California	42,655	725,988
City National Corp.	23,900	1,576,922
Comerica, Inc.	334,700	20,132,205
Commerce Bancorp, Inc., New Jersey	15,011	787,627
Commerce Bancshares, Inc.	31,527	1,523,700
Compass Bancshares, Inc.	72,400	3,348,500
East West Bancorp, Inc.	130,000	4,709,900
Fifth Third Bancorp (d)	322,080	16,042,805
First Bancorp, Puerto Rico	25,700	1,181,172
First Commonwealth Financial Corp.	60,000	808,800
FirstMerit Corp.	900	23,706
Fulton Financial Corp.	50,232	1,061,402
Hanmi Financial Corp.	78,989	2,533,967
Huntington Bancshares, Inc.	129,070	3,184,157
IBERIABANK Corp.	39,300	2,207,481
KeyCorp	30,900	968,715
M&T Bank Corp.	143,100	13,591,638
Marshall & Ilsley Corp.	38,200	1,531,056
Mercantile Bankshares Corp.	40,700	1,937,320
Nara Bancorp, Inc.	74,800	1,527,416
National City Corp.	25,289	955,671
National Commerce Financial Corp.	201,900	6,791,916
North Fork Bancorp, Inc., New York	34,500	1,446,930
Pacific Capital Bancorp	3	86
PNC Financial Services Group, Inc.	59,600	3,198,732
Popular, Inc.	298,400	7,221,280
PrivateBancorp, Inc.	83,300	2,449,853
Santander Bancorp	58,410	1,421,115
Silicon Valley Bancshares (a)	101,600	3,794,760
SouthTrust Corp.	415,690	17,188,782
Southwest Bancorp of Texas, Inc.	106,400	2,242,912
Sterling Bancshares, Inc.	329,800	4,432,512
SunTrust Banks, Inc.	207,247	14,113,521
Synovus Financial Corp.	297,300	7,551,420

	Shares	Value (Note 1)
Texas Regional Bancshares, Inc. Class A	143,250	$ 4,188,630
U.S. Bancorp, Delaware	269,500	7,950,250
Umpqua Holdings Corp.	57,120	1,321,186
UnionBanCal Corp.	201,634	11,989,158
Valley National Bancorp	129,990	3,364,141
Wachovia Corp.	604,053	28,336,126
Wells Fargo & Co.	411,200	24,158,000
Westamerica Bancorp.	18,000	949,320
Wilshire State Bank, California (a)	190,200	6,259,482
Wintrust Financial Corp.	55,100	3,023,888
Zions Bancorp	93,400	5,816,952
TOTAL COMMERCIAL BANKS		316,429,067
DIVERSIFIED FINANCIAL SERVICES - 8.6%
Citigroup, Inc.	356,500	16,605,770
EuroBancshares, Inc.	388,200	6,211,200
J.P. Morgan Chase & Co.	461,426	18,263,241
TOTAL DIVERSIFIED FINANCIAL SERVICES		41,080,211
INSURANCE - 0.0%
St. Paul Travelers Companies, Inc.	3	104
IT SERVICES - 0.0%
InterCept, Inc. (a)	3,300	57,123
REAL ESTATE - 0.0%
Levitt Corp. Class A	725	16,320
THRIFTS & MORTGAGE FINANCE - 9.8%
Astoria Financial Corp.	1,200	43,608
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	400	7,084
Commercial Capital Bancorp, Inc.	131,657	2,853,007
Countrywide Financial Corp.	101,632	3,613,018
Doral Financial Corp.	24,900	1,012,683
Golden West Financial Corp., Delaware	218,500	23,648,255
Greenpoint Financial Corp.	31,500	1,387,575
Hudson City Bancorp, Inc.	600	20,538
IndyMac Bancorp, Inc.	100	3,450
NetBank, Inc.	1,300	13,832
Sovereign Bancorp, Inc.	422,300	9,231,478
W Holding Co., Inc.	269,284	4,777,098
TOTAL THRIFTS & MORTGAGE FINANCE		46,611,626
TOTAL COMMON STOCKS (Cost $302,452,305)		451,022,783
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 1.53% (b)	34,662,839	34,662,839
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	14,790,000	14,790,000
TOTAL MONEY MARKET FUNDS (Cost $49,452,839)		49,452,839
Cash Equivalents - 0.8%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.53%, dated 8/31/04 due 9/1/04) (Cost $3,595,000)	$ 3,595,153	$ 3,595,000
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $355,500,144)	504,070,622
NET OTHER ASSETS - (6.0)%	(28,412,652)
NET ASSETS - 100%	$ 475,657,970
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,444,900 and repurchase agreements of $3,595,000)(cost $355,500,144) - See accompanying schedule		$ 504,070,622
Receivable for investments sold		4,652
Receivable for fund shares sold		689,512
Dividends receivable		791,466
Interest receivable		52,052
Prepaid expenses		487
Other affiliated receivables		176
Other receivables		34,757
Total assets		505,643,724

Liabilities
Payable to custodian bank	$ 9,229
Payable for investments purchased	14,256,032
Payable for fund shares redeemed	556,576
Accrued management fee	218,988
Other affiliated payables	137,029
Other payables and accrued expenses	17,900
Collateral on securities loaned, at value	14,790,000
Total liabilities		29,985,754

Net Assets		$ 475,657,970
Net Assets consist of:
Paid in capital		$ 301,275,860
Undistributed net investment income		3,779,725
Accumulated undistributed net realized gain (loss) on investments		22,031,907
Net unrealized appreciation (depreciation) on investments		148,570,478
Net Assets, for 11,818,232 shares outstanding		$ 475,657,970
Net Asset Value, offering price and redemption price per share ($475,657,970 ÷ 11,818,232 shares)		$ 40.25

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 5,699,304
Interest		247,833
Security lending		25,691
Total income		5,972,828

Expenses
Management fee	$ 1,321,612
Transfer agent fees	709,574
Accounting and security lending fees	115,756
Non-interested trustees' compensation	1,159
Custodian fees and expenses	5,936
Registration fees	21,414
Audit	17,935
Legal	510
Miscellaneous	23,412
Total expenses before reductions	2,217,308
Expense reductions	(28,231)	2,189,077
Net investment income (loss)		3,783,751
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		22,869,133
Change in net unrealized appreciation (depreciation) on investment securities		(31,788,598)
Net gain (loss)		(8,919,465)
Net increase (decrease) in net assets resulting from operations		$ (5,135,714)
Other Information
Deferred sales charges withheld by FDC		$ 1,478
Exchange fees withheld by FSC		$ 2,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Banking Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,783,751	$ 6,074,216
Net realized gain (loss)	22,869,133	14,665,358
Change in net unrealized appreciation (depreciation)	(31,788,598)	120,008,339
Net increase (decrease) in net assets resulting from operations	(5,135,714)	140,747,913
Distributions to shareholders from net investment income	(711,500)	(5,352,517)
Distributions to shareholders from net realized gain	(1,067,227)	(5,029,258)
Total distributions	(1,778,727)	(10,381,775)
Share transactions Net proceeds from sales of shares	53,183,067	112,909,846
Reinvestment of distributions	1,689,801	9,782,551
Cost of shares redeemed	(61,701,713)	(146,856,256)
Net increase (decrease) in net assets resulting from share transactions	(6,828,845)	(24,163,859)
Redemption fees	25,713	35,597
Total increase (decrease) in net assets	(13,717,573)	106,237,876

Net Assets
Beginning of period	489,375,543	383,137,667
End of period (including undistributed net investment income of $3,779,725 and undistributed net investment income of $1,479,567, respectively)	$ 475,657,970	$ 489,375,543
Other Information Shares
Sold	1,365,769	3,064,608
Issued in reinvestment of distributions	42,024	262,490
Redeemed	(1,583,759)	(4,164,077)
Net increase (decrease)	(175,966)	(836,979)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.80	$ 29.86	$ 33.26	$ 33.40	$ 26.47	$ 41.57
Income from Investment Operations
Net investment income (loss)E	.32	.52	.50	.51	.56	.39
Net realized and unrealized gain (loss)	(.72)	11.36	(3.57)	(.17)	9.36	(7.74)
Total from investment operations	(.40)	11.88	(3.07)	.34	9.92	(7.35)
Distributions from net investment income	(.06)	(.48)	(.34)	(.47)	(.60)	(.36)
Distributions from net realized gain	(.09)	(.46)	-	(.02)	(2.10)	(7.44)
Distributions in excess of net realized gain	-	-	-	-	(.37)	-
Total distributions	(.15)	(.94)	(.34)	(.49)	(3.07)	(7.80)
Redemption fees added to paid in capitalE	-H	-H	.01	.01	.08	.05
Net asset value, end of period	$ 40.25	$ 40.80	$ 29.86	$ 33.26	$ 33.40	$ 26.47
Total ReturnB,C,D	(.98)%	40.08%	(9.24)%	1.07%	40.08%	(22.07)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.96%A	1.08%	1.11%	1.11%	1.20%	1.23%
Expenses net of voluntary waivers, if any	.96%A	1.08%	1.11%	1.11%	1.20%	1.23%
Expenses net of all reductions	.95%A	1.07%	1.10%	1.09%	1.18%	1.19%
Net investment income (loss)	1.64%A	1.46%	1.54%	1.55%	1.86%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 475,658	$ 489,376	$ 383,138	$ 473,589	$ 513,838	$ 363,537
Portfolio turnover rate	43%A	28%	33%	41%	63%	94%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Brokerage and Investment Management Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Lehman Brothers Holdings, Inc.	8.6
E*TRADE Financial Corp.	6.2
Merrill Lynch & Co., Inc.	5.5
Morgan Stanley	5.3
Ameritrade Holding Corp.	5.0
UBS AG (NY Shares)	5.0
Charles Schwab Corp.	4.5
Bear Stearns Companies, Inc.	4.3
J.P. Morgan Chase & Co.	3.8
Citigroup, Inc.	3.7
51.9
Top Industries as of August 31, 2004
% of fund's net assets
Capital Markets	74.6%
Diversified Financial Services	12.6%
Consumer Finance	4.1%
Insurance	1.9%
Thrifts & Mortgage Finance	1.5%
All Others*	5.3%

* Includes short-term investments and net other assets.

Semiannual Report

Brokerage and Investment Management Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
CAPITAL MARKETS - 74.6%
3i Group PLC	75,000	$ 775,236
Affiliated Managers Group, Inc. (a)	159,000	7,798,950
Allied Capital Corp. (d)	50,000	1,269,500
American Capital Strategies Ltd.	385,000	12,012,000
Ameritrade Holding Corp. (a)	1,557,500	17,739,925
Apollo Investment Corp.	41,900	587,857
Bear Stearns Companies, Inc.	174,986	15,384,769
BlackRock, Inc. Class A	32,900	2,404,661
Charles Schwab Corp.	1,689,900	15,969,555
D. Carnegie & Co. AB	70,000	620,741
DAB Bank AG (a)	90,000	498,648
E*TRADE Financial Corp. (a)	1,866,700	21,989,726
Eaton Vance Corp. (non-vtg.)	95,700	3,842,355
Federated Investors, Inc. Class B (non-vtg.)	182,050	5,252,143
Franklin Resources, Inc.	203,900	10,861,753
Goldman Sachs Group, Inc.	140,800	12,622,720
Greenhill & Co., Inc.	200	4,090
Intermediate Capital Group PLC	40,000	762,034
Investment Technology Group, Inc. (a)	50,000	686,500
Janus Capital Group, Inc.	462,300	6,352,002
Jefferies Group, Inc.	50,000	1,675,500
Knight Trading Group, Inc. (a)	489,713	4,436,800
Legg Mason, Inc. (d)	83,232	6,715,158
Lehman Brothers Holdings, Inc.	416,950	30,808,435
MCF Corp. (a)	110,000	156,200
Merrill Lynch & Co., Inc.	381,500	19,483,205
Morgan Stanley	372,330	18,888,301
National Financial Partners Corp.	45,000	1,548,000
Northern Trust Corp.	123,100	5,299,455
Raymond James Financial, Inc.	32,987	798,945
SEI Investments Co.	1,000	32,680
State Street Corp.	2,500	112,850
T. Rowe Price Group, Inc.	222,200	11,005,566
Technology Investment Capital Corp.	115,203	1,524,136
TradeStation Group, Inc. (a)	800,000	5,040,000
UBS AG (NY Shares)	262,700	17,729,623
Waddell & Reed Financial, Inc. Class A	141,995	3,086,971
TOTAL CAPITAL MARKETS		265,776,990
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Bowne & Co., Inc.	150,300	2,017,026
Dun & Bradstreet Corp. (a)	1,000	55,140
Equifax, Inc.	1,000	24,400
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,096,566
CONSUMER FINANCE - 4.1%
American Express Co.	190,300	9,518,806

	Shares	Value (Note 1)
First Marblehead Corp.	6,800	$ 281,316
MBNA Corp.	200,000	4,828,000
TOTAL CONSUMER FINANCE		14,628,122
DIVERSIFIED FINANCIAL SERVICES - 12.6%
Archipelago Holdings, Inc.	302,670	4,509,783
Citigroup, Inc.	283,466	13,203,846
Deutsche Boerse AG	5,007	241,869
eSpeed, Inc. Class A (a)	300,000	3,000,000
Instinet Group, Inc. (a)	1,942,385	9,595,382
J.P. Morgan Chase & Co.	343,820	13,608,396
Nasdaq Stock Market, Inc. (a)	20,000	123,400
OMX AB (a)	60,000	636,076
TOTAL DIVERSIFIED FINANCIAL SERVICES		44,918,752
INSURANCE - 1.9%
American International Group, Inc.	25,000	1,781,000
Hartford Financial Services Group, Inc.	78,300	4,788,828
Scottish Re Group Ltd.	10,100	214,524
TOTAL INSURANCE		6,784,352
SOFTWARE - 0.4%
Fair, Isaac & Co., Inc.	51,500	1,386,895
THRIFTS & MORTGAGE FINANCE - 1.5%
New York Community Bancorp, Inc.	244,700	5,224,345
TOTAL COMMON STOCKS (Cost $280,828,480)		340,816,022
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.53% (b)	5,331,736	5,331,736
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	1,879,750	1,879,750
TOTAL MONEY MARKET FUNDS (Cost $7,211,486)		7,211,486
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $288,039,966)		348,027,508
NET OTHER ASSETS - 2.3%		8,347,860
NET ASSETS - 100%		$ 356,375,368
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $36,859,000 of which $27,486,000 and $9,373,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,839,605) (cost $288,039,966) - See accompanying schedule		$ 348,027,508
Receivable for investments sold		10,730,828
Receivable for fund shares sold		1,768,294
Dividends receivable		347,855
Interest receivable		4,658
Prepaid expenses		481
Other affiliated receivables		278
Other receivables		47,081
Total assets		360,926,983

Liabilities
Payable for investments purchased	$ 2,082,722
Payable for fund shares redeemed	297,702
Accrued management fee	163,288
Other affiliated payables	110,595
Other payables and accrued expenses	17,558
Collateral on securities loaned, at value	1,879,750
Total liabilities		4,551,615

Net Assets		$ 356,375,368
Net Assets consist of:
Paid in capital		$ 318,524,280
Undistributed net investment income		914,730
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,051,187)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,987,545
Net Assets, for 7,548,334 shares outstanding		$ 356,375,368
Net Asset Value, offering price and redemption price per share ($356,375,368 ÷ 7,548,334 shares)		$ 47.21

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,904,804
Interest		28,472
Security lending		33,193
Total income		2,966,469

Expenses
Management fee	$ 1,109,221
Transfer agent fees	626,336
Accounting and security lending fees	97,477
Non-interested trustees' compensation	1,331
Custodian fees and expenses	7,934
Registration fees	24,288
Audit	17,807
Legal	364
Miscellaneous	22,261
Total expenses before reductions	1,907,019
Expense reductions	(70,261)	1,836,758
Net investment income (loss)		1,129,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	15,525,482
Foreign currency transactions	(252)
Total net realized gain (loss)		15,525,230
Change in net unrealized appreciation (depreciation) on: Investment securities	(74,141,867)
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		(74,141,864)
Net gain (loss)		(58,616,634)
Net increase (decrease) in net assets resulting from operations		$ (57,486,923)
Other Information
Deferred sales charges withheld by FDC		$ 1,554
Exchange fees withheld by FSC		$ 3,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Brokerage and Investment Management Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,129,711	$ 1,468,139
Net realized gain (loss)	15,525,230	34,900,621
Change in net unrealized appreciation (depreciation)	(74,141,864)	138,792,823
Net increase (decrease) in net assets resulting from operations	(57,486,923)	175,161,583
Distributions to shareholders from net investment income	(509,098)	(1,323,045)
Share transactions Net proceeds from sales of shares	48,780,342	170,230,959
Reinvestment of distributions	484,448	1,257,074
Cost of shares redeemed	(95,506,505)	(166,766,767)
Net increase (decrease) in net assets resulting from share transactions	(46,241,715)	4,721,266
Redemption fees	39,183	129,000
Total increase (decrease) in net assets	(104,198,553)	178,688,804

Net Assets
Beginning of period	460,573,921	281,885,117
End of period (including undistributed net investment income of $914,730 and undistributed net investment income of $294,117, respectively)	$ 356,375,368	$ 460,573,921
Other Information Shares
Sold	964,806	3,775,985
Issued in reinvestment of distributions	9,023	29,732
Redeemed	(1,934,485)	(3,782,350)
Net increase (decrease)	(960,656)	23,367

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 54.13	$ 33.22	$ 42.32	$ 50.10	$ 45.69	$ 41.16
Income from Investment Operations
Net investment income (loss) E	.14	.17	.30	.04	.13	(.04)
Net realized and unrealized gain (loss)	(7.00)	20.88	(9.19)	(4.31)	10.68	7.64
Total from investment operations	(6.86)	21.05	(8.89)	(4.27)	10.81	7.60
Distributions from net investment income	(.06)	(.16)	(.23)	(.12)	-	(.05)
Distributions from net realized gain	-	-	-	(3.41)	(6.49)	(3.13)
Total distributions	(.06)	(.16)	(.23)	(3.53)	(6.49)	(3.18)
Redemption fees added to paid in capital E	- H	.02	.02	.02	.09	.11
Net asset value, end of period	$ 47.21	$ 54.13	$ 33.22	$ 42.32	$ 50.10	$ 45.69
Total Return B, C, D	(12.69)%	63.56%	(21.02)%	(8.13)%	23.77%	19.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.99% A	1.12%	1.20%	1.15%	1.11%	1.29%
Expenses net of voluntary waivers, if any	.99% A	1.12%	1.20%	1.15%	1.11%	1.29%
Expenses net of all reductions	.95% A	1.10%	1.16%	1.11%	1.08%	1.28%
Net investment income (loss)	.58% A	.39%	.78%	.10%	.24%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 356,375	$ 460,574	$ 281,885	$ 425,746	$ 632,543	$ 423,572
Portfolio turnover rate	69% A	64%	64%	74%	105%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Financial Services Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Bank of America Corp.	8.8
American International Group, Inc.	6.7
Citigroup, Inc.	5.1
Fannie Mae	4.4
J.P. Morgan Chase & Co.	4.2
MBNA Corp.	3.9
Wachovia Corp.	3.8
American Express Co.	3.3
Wells Fargo & Co.	3.0
Morgan Stanley	2.8
46.0
Top Industries as of August 31, 2004
% of fund's net assets
Commercial Banks	23.6%
Insurance	22.3%
Capital Markets	14.8%
Diversified Financial Services	11.3%
Consumer Finance	10.2%
All Others*	17.8%

* Includes short-term investments and net other assets.

Semiannual Report

Financial Services Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CAPITAL MARKETS - 14.8%
American Capital Strategies Ltd.	12,100	$ 377,520
Ameritrade Holding Corp. (a)	699,000	7,961,610
Bank of New York Co., Inc.	143,036	4,262,473
Bear Stearns Companies, Inc.	21,700	1,907,864
Federated Investors, Inc. Class B (non-vtg.)	20,050	578,443
Franklin Resources, Inc.	45,400	2,418,458
Goldman Sachs Group, Inc.	86,800	7,781,620
Janus Capital Group, Inc.	42,000	577,080
LaBranche & Co., Inc. (d)	29,200	239,440
Lehman Brothers Holdings, Inc.	136,300	10,071,207
Merrill Lynch & Co., Inc.	252,500	12,895,175
Morgan Stanley	281,300	14,270,349
Northern Trust Corp.	161,500	6,952,575
Piper Jaffray Companies (a)	2,352	101,371
State Street Corp.	61,900	2,794,166
TradeStation Group, Inc. (a)	82,800	521,640
Waddell & Reed Financial, Inc. Class A	68,702	1,493,581
TOTAL CAPITAL MARKETS		75,204,572
COMMERCIAL BANKS - 23.6%
Banco Popolare di Verona e Novara	93,800	1,545,400
Bank of America Corp.	996,426	44,819,241
Banknorth Group, Inc.	29,800	1,012,306
BB&T Corp.	37,000	1,479,630
Cathay General Bancorp	33,676	2,346,207
City National Corp.	9,800	646,604
East West Bancorp, Inc.	48,723	1,765,234
Hanmi Financial Corp.	51,100	1,639,288
HDFC Bank Ltd. sponsored ADR	46,600	1,309,926
M&T Bank Corp.	21,500	2,042,070
Mercantile Bankshares Corp.	14,000	666,400
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	187,700	1,700,562
National Bank of Canada	68,200	2,244,156
National Commerce Financial Corp.	53,000	1,782,920
North Fork Bancorp, Inc., New York	33,040	1,385,698
Royal Bank of Canada	55,500	2,511,947
Silicon Valley Bancshares (a)	7,300	272,655
SouthTrust Corp.	31,300	1,294,255
Synovus Financial Corp.	1,000	25,400
U.S. Bancorp, Delaware	365,400	10,779,300
UCBH Holdings, Inc.	84,900	3,408,735
Valley National Bancorp	236	6,108
Wachovia Corp.	408,302	19,153,447
Wells Fargo & Co.	263,250	15,465,938
Westcorp	23,300	956,931
TOTAL COMMERCIAL BANKS		120,260,358

	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Asset Acceptance Capital Corp.	220,304	$ 3,861,929
Portfolio Recovery Associates, Inc. (a)	39,000	1,116,960
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,978,889
CONSUMER FINANCE - 10.2%
American Express Co.	330,100	16,511,602
AmeriCredit Corp. (a)	28,900	604,299
Capital One Financial Corp.	111,000	7,521,360
First Marblehead Corp.	97,400	4,029,438
MBNA Corp.	826,400	19,949,296
SLM Corp.	82,600	3,223,052
TOTAL CONSUMER FINANCE		51,839,047
DIVERSIFIED FINANCIAL SERVICES - 11.3%
Archipelago Holdings, Inc.	52,600	783,740
Chicago Mercantile Exchange Holdings, Inc. Class A	300	39,939
CIT Group, Inc.	211,100	7,544,714
Citigroup, Inc.	557,302	25,959,127
Encore Capital Group, Inc. (a)	30,700	518,216
J.P. Morgan Chase & Co.	543,045	21,493,721
Principal Financial Group, Inc.	30,000	1,041,300
TOTAL DIVERSIFIED FINANCIAL SERVICES		57,380,757
INDUSTRIAL CONGLOMERATES - 0.7%
General Electric Co.	108,800	3,567,552
INSURANCE - 22.3%
ACE Ltd.	166,500	6,418,575
AFLAC, Inc.	92,300	3,701,230
Allstate Corp.	20,600	972,526
AMBAC Financial Group, Inc.	76,300	5,760,650
American International Group, Inc.	478,251	34,070,601
Berkshire Hathaway, Inc. Class B (a)	4,290	12,415,260
Cincinnati Financial Corp.	32,655	1,317,629
Endurance Specialty Holdings Ltd.	140,870	4,583,910
Everest Re Group Ltd.	33,000	2,315,280
Fidelity National Financial, Inc.	32,475	1,222,684
Genworth Financial, Inc. Class A	26,600	604,618
Hartford Financial Services Group, Inc.	110,800	6,776,528
HCC Insurance Holdings, Inc.	24,700	718,770
Lincoln National Corp.	6,300	285,390
Marsh & McLennan Companies, Inc.	72,200	3,226,618
MBIA, Inc.	81,300	4,656,051
MetLife, Inc.	185,900	6,924,775
Montpelier Re Holdings Ltd.	22,400	772,576
PartnerRe Ltd.	23,600	1,211,388
Protective Life Corp.	15,800	618,254
Scottish Re Group Ltd.	26,900	571,356
St. Paul Travelers Companies, Inc.	54,900	1,904,481
Sun Life Financial, Inc.	146,000	4,057,996
Common Stocks - continued
	Shares	Value (Note 1)
INSURANCE - CONTINUED
Torchmark Corp.	17,600	$ 906,048
UnumProvident Corp.	86,800	1,404,424
XL Capital Ltd. Class A	84,100	5,903,820
TOTAL INSURANCE		113,321,438
REAL ESTATE - 2.7%
Apartment Investment & Management Co. Class A	136,700	4,852,850
CBL & Associates Properties, Inc.	11,480	701,198
Duke Realty Corp.	22,200	754,800
Equity Residential (SBI)	28,600	926,354
Federal Realty Investment Trust (SBI)	7,200	326,736
Healthcare Realty Trust, Inc.	49,800	1,879,950
Manufactured Home Communities, Inc.	13,100	438,457
Reckson Associates Realty Corp.	23,500	690,900
Simon Property Group, Inc.	53,700	3,004,515
The Mills Corp.	9,200	468,648
Vornado Realty Trust	200	12,552
TOTAL REAL ESTATE		14,056,960
THRIFTS & MORTGAGE FINANCE - 9.6%
Countrywide Financial Corp.	142,602	5,069,501
Doral Financial Corp.	850	34,570
Fannie Mae	300,900	22,402,005
Golden West Financial Corp., Delaware	46,300	5,011,049
Greenpoint Financial Corp.	25,600	1,127,680
MGIC Investment Corp.	17,300	1,181,071
NetBank, Inc.	143,000	1,521,520
New York Community Bancorp, Inc.	100,900	2,154,215
Radian Group, Inc.	20,900	925,870
Sovereign Bancorp, Inc.	333,100	7,281,566
The PMI Group, Inc.	27,300	1,133,769
W Holding Co., Inc.	28,700	509,138
Washington Mutual, Inc.	12,200	473,726
TOTAL THRIFTS & MORTGAGE FINANCE		48,825,680
TOTAL COMMON STOCKS (Cost $367,064,260)		489,435,253
Money Market Funds - 2.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	14,722,619	$ 14,722,619
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	58,350	58,350
TOTAL MONEY MARKET FUNDS (Cost $14,780,969)		14,780,969
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $381,845,229)	504,216,222
NET OTHER ASSETS - 0.9%	4,686,552
NET ASSETS - 100%	$ 508,902,774
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $56,580) (cost $381,845,229) - See accompanying schedule		$ 504,216,222
Receivable for investments sold		5,333,471
Receivable for fund shares sold		594,213
Dividends receivable		473,330
Interest receivable		14,557
Prepaid expenses		584
Other affiliated receivables		149
Other receivables		96,244
Total assets		510,728,770

Liabilities
Payable to custodian bank	$ 14,263
Payable for investments purchased	629,990
Payable for fund shares redeemed	719,036
Accrued management fee	234,721
Transfer agent fee payable	129,368
Other affiliated payables	21,695
Other payables and accrued expenses	18,573
Collateral on securities loaned, at value	58,350
Total liabilities		1,825,996

Net Assets		$ 508,902,774
Net Assets consist of:
Paid in capital		$ 354,290,521
Undistributed net investment income		2,366,704
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		29,874,783
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		122,370,766
Net Assets, for 4,410,301 shares outstanding		$ 508,902,774
Net Asset Value, offering price and redemption price per share ($508,902,774 ÷ 4,410,301 shares)		$ 115.39

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,722,340
Interest		49,990
Security lending		17,916
Total income		4,790,246

Expenses
Management fee	$ 1,457,643
Transfer agent fees	800,125
Accounting and security lending fees	125,899
Non-interested trustees' compensation	1,301
Custodian fees and expenses	12,453
Registration fees	22,541
Audit	18,060
Legal	613
Miscellaneous	32,175
Total expenses before reductions	2,470,810
Expense reductions	(82,222)	2,388,588
Net investment income (loss)		2,401,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	30,765,506
Foreign currency transactions	(85,619)
Total net realized gain (loss)		30,679,887
Change in net unrealized appreciation (depreciation) on: Investment securities	(52,274,692)
Assets and liabilities in foreign currencies	(1,642)
Total change in net unrealized appreciation (depreciation)		(52,276,334)
Net gain (loss)		(21,596,447)
Net increase (decrease) in net assets resulting from operations		$ (19,194,789)
Other Information
Deferred sales charges withheld by FDC		$ 6,648
Exchange fees withheld by FSC		$ 2,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,401,658	$ 4,445,347
Net realized gain (loss)	30,679,887	29,072,702
Change in net unrealized appreciation (depreciation)	(52,276,334)	141,894,239
Net increase (decrease) in net assets resulting from operations	(19,194,789)	175,412,288
Distributions to shareholders from net investment income	(499,218)	(4,309,494)
Distributions to shareholders from net realized gain	(7,034,415)	-
Total distributions	(7,533,633)	(4,309,494)
Share transactions Net proceeds from sales of shares	56,509,399	128,825,421
Reinvestment of distributions	7,170,954	4,092,801
Cost of shares redeemed	(83,647,948)	(137,894,192)
Net increase (decrease) in net assets resulting from share transactions	(19,967,595)	(4,975,970)
Redemption fees	21,632	57,915
Total increase (decrease) in net assets	(46,674,385)	166,184,739
Net Assets
Beginning of period	555,577,159	389,392,420
End of period (including undistributed net investment income of $2,366,704 and undistributed net investment income of $474,004, respectively)	$ 508,902,774	$ 555,577,159
Other Information Shares
Sold	492,148	1,257,161
Issued in reinvestment of distributions	60,083	37,945
Redeemed	(730,000)	(1,334,891)
Net increase (decrease)	(177,769)	(39,785)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 121.09	$ 84.14	$ 99.95	$ 108.59	$ 81.31	$ 100.82
Income from Investment Operations
Net investment income (loss)E	.54	.96	.74	.96	1.10	.67
Net realized and unrealized gain (loss)	(4.58)	36.92	(15.75)	(4.95)	30.26	(14.61)
Total from investment operations	(4.04)	37.88	(15.01)	(3.99)	31.36	(13.94)
Distributions from net investment income	(.11)	(.94)	(.82)	(1.03)	(.80)	(.64)
Distributions from net realized gain	(1.55)	-	-	(3.64)	(3.45)	(5.09)
Total distributions	(1.66)	(.94)	(.82)	(4.67)	(4.25)	(5.73)
Redemption fees added to paid in capitalE	-H	.01	.02	.02	.17	.16
Net asset value, end of period	$ 115.39	$ 121.09	$ 84.14	$ 99.95	$ 108.59	$ 81.31
Total ReturnB,C,D	(3.38)%	45.17%	(15.06)%	(3.58)%	39.19%	(14.53)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.97%A	1.09%	1.12%	1.07%	1.09%	1.19%
Expenses net of voluntary waivers, if any	.97%A	1.09%	1.12%	1.07%	1.09%	1.19%
Expenses net of all reductions	.94%A	1.07%	1.09%	1.03%	1.06%	1.17%
Net investment income (loss)	.95%A	.92%	.79%	.93%	1.07%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 508,903	$ 555,577	$ 389,392	$ 560,002	$ 657,533	$ 344,152
Portfolio turnover rate	115%A	51%	76%	127%	107%	57%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Home Finance Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Golden West Financial Corp., Delaware	9.1
Countrywide Financial Corp.	8.1
Fannie Mae	5.0
Wells Fargo & Co.	5.0
Sovereign Bancorp, Inc.	4.5
Banknorth Group, Inc.	4.2
North Fork Bancorp, Inc., New York	4.2
Freddie Mac	4.0
New York Community Bancorp, Inc.	4.0
MGIC Investment Corp.	3.9
52.0
Top Industries as of August 31, 2004
% of fund's net assets
Thrifts & Mortgage Finance	62.9%
Commercial Banks	24.0%
Insurance	6.4%
Diversified Financial Services	2.1%
Consumer Finance	0.7%
All Others*	3.9%

* Includes short-term investments and net other assets.

Semiannual Report

Home Finance Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CAPITAL MARKETS - 0.7%
Bank of New York Co., Inc.	97,100	$ 2,893,580
COMMERCIAL BANKS - 24.0%
Bank of the Ozarks, Inc.	29	760
Banknorth Group, Inc.	509,475	17,306,866
Charter One Financial, Inc.	299,570	13,321,878
Dime Bancorp, Inc. warrants 11/22/05 (a)	425,000	55,250
Fifth Third Bancorp	147,800	7,361,918
IBERIABANK Corp.	67,500	3,791,475
North Fork Bancorp, Inc., New York (d)	412,600	17,304,444
TCF Financial Corp.	148,600	9,452,446
UCBH Holdings, Inc.	127,429	5,116,274
Wells Fargo & Co.	346,800	20,374,500
Wintrust Financial Corp.	78,300	4,297,104
TOTAL COMMERCIAL BANKS		98,382,915
CONSUMER FINANCE - 0.7%
First Marblehead Corp.	70,000	2,895,900
DIVERSIFIED FINANCIAL SERVICES - 2.1%
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	31,281	0
J.P. Morgan Chase & Co.	218,800	8,660,104
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,660,104
INSURANCE - 6.4%
Fidelity National Financial, Inc.	322,066	12,125,785
Old Republic International Corp.	594,700	14,005,185
TOTAL INSURANCE		26,130,970
REAL ESTATE - 0.4%
HomeBanc Mortgage Corp. Georgia	195,700	1,634,095
THRIFTS & MORTGAGE FINANCE - 62.9%
Astoria Financial Corp.	320,600	11,650,604
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/04 (a)	126,300	10,104
Countrywide Financial Corp.	933,300	33,178,815
Doral Financial Corp.	390,025	15,862,317
Downey Financial Corp.	35,700	1,923,159
Fannie Mae	274,700	20,451,415
FirstFed Financial Corp., Delaware (a)	152,800	6,967,680
Freddie Mac	245,500	16,477,960
Golden West Financial Corp., Delaware	346,900	37,544,986
Greenpoint Financial Corp.	98,700	4,347,735
Hudson City Bancorp, Inc.	275,400	9,426,942
Independence Community Bank Corp.	62,882	2,467,490
IndyMac Bancorp, Inc.	30,800	1,062,600
MGIC Investment Corp.	234,700	16,022,969
New York Community Bancorp, Inc.	764,837	16,329,270
Northwest Bancorp, Inc.	167,600	3,596,696

	Shares	Value (Note 1)
People's Bank, Connecticut	213,200	$ 7,033,468
Radian Group, Inc.	303,800	13,458,340
Rainier Pacific Financial Group, Inc.	195,573	3,588,765
Sovereign Bancorp, Inc.	844,299	18,456,376
The PMI Group, Inc.	94,374	3,919,352
W Holding Co., Inc.	123,021	2,182,393
Washington Federal, Inc.	264,120	6,803,731
Webster Financial Corp.	119,400	5,874,480
TOTAL THRIFTS & MORTGAGE FINANCE		258,637,647
TOTAL COMMON STOCKS (Cost $250,778,021)		399,235,211
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 1.53% (b)	12,988,801	12,988,801
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	14,688,000	14,688,000
TOTAL MONEY MARKET FUNDS (Cost $27,676,801)		27,676,801
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $278,454,822)	426,912,012
NET OTHER ASSETS - (3.9)%	(15,972,452)
NET ASSETS - 100%	$ 410,939,560
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,494,464) (cost $278,454,822) - See accompanying schedule		$ 426,912,012
Receivable for investments sold		6,209,424
Receivable for fund shares sold		2,042,290
Dividends receivable		487,821
Interest receivable		11,128
Prepaid expenses		458
Other affiliated receivables		263
Other receivables		24,575
Total assets		435,687,971

Liabilities
Payable for investments purchased	$ 9,446,700
Payable for fund shares redeemed	280,768
Accrued management fee	189,960
Other affiliated payables	125,635
Other payables and accrued expenses	17,348
Collateral on securities loaned, at value	14,688,000
Total liabilities		24,748,411

Net Assets		$ 410,939,560
Net Assets consist of:
Paid in capital		$ 237,978,687
Undistributed net investment income		1,929,521
Accumulated undistributed net realized gain (loss) on investments		22,574,162
Net unrealized appreciation (depreciation) on investments		148,457,190
Net Assets, for 6,158,798 shares outstanding		$ 410,939,560
Net Asset Value, offering price and redemption price per share ($410,939,560 ÷ 6,158,798 shares)		$ 66.72

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 3,872,883
Interest		27,640
Security lending		4,286
Total income		3,904,809

Expenses
Management fee	$ 1,165,223
Transfer agent fees	657,300
Accounting and security lending fees	101,370
Non-interested trustees' compensation	1,257
Custodian fees and expenses	6,072
Registration fees	25,592
Audit	17,819
Legal	575
Miscellaneous	23,361
Total expenses before reductions	1,998,569
Expense reductions	(22,963)	1,975,606
Net investment income (loss)		1,929,203
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities	22,745,770
Change in net unrealized appreciation (depreciation) on investment securities	(29,613,796)
Net gain (loss)		(6,868,026)
Net increase (decrease) in net assets resulting from operations		$ (4,938,823)
Other Information
Deferred sales charges withheld by FDC		$ 1,218
Exchange fees withheld by FSC		$ 4,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Home Finance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,929,203	$ 3,975,060
Net realized gain (loss)	22,745,770	27,603,161
Change in net unrealized appreciation (depreciation)	(29,613,796)	119,414,466
Net increase (decrease) in net assets resulting from operations	(4,938,823)	150,992,687
Distributions to shareholders from net investment income	(1,017,566)	(2,656,954)
Distributions to shareholders from net realized gain	(8,649,321)	(11,172,622)
Total distributions	(9,666,887)	(13,829,576)
Share transactions Net proceeds from sales of shares	47,017,992	112,685,283
Reinvestment of distributions	9,283,864	13,255,067
Cost of shares redeemed	(79,847,225)	(141,481,607)
Net increase (decrease) in net assets resulting from share transactions	(23,545,369)	(15,541,257)
Redemption fees	30,900	43,765
Total increase (decrease) in net assets	(38,120,179)	121,665,619

Net Assets
Beginning of period	449,059,739	327,394,120
End of period (including undistributed net investment income of $1,929,521 and undistributed net investment income of $1,274,249, respectively)	$ 410,939,560	$ 449,059,739
Other Information Shares
Sold	721,181	1,876,424
Issued in reinvestment of distributions	141,243	212,334
Redeemed	(1,234,062)	(2,436,304)
Net increase (decrease)	(371,638)	(347,546)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 68.76	$ 47.60	$ 52.95	$ 51.82	$ 30.92	$ 42.09
Income from Investment Operations
Net investment income (loss)E	.31	.61	.39	.41	.37	.30
Net realized and unrealized gain (loss)	(.83)	22.67	(4.77)	4.07	20.73	(10.64)
Total from investment operations	(.52)	23.28	(4.38)	4.48	21.10	(10.34)
Distributions from net investment income	(.16)	(.41)	(.30)	(.17)	(.26)	(.19)
Distributions from net realized gain	(1.36)	(1.72)	(.70)	(3.23)	(.07)	(.69)
Total distributions	(1.52)	(2.13)	(1.00)	(3.40)	(.33)	(.88)
Redemption fees added to paid in capitalE	-H	.01	.03	.05	.13	.05
Net asset value, end of period	$ 66.72	$ 68.76	$ 47.60	$ 52.95	$ 51.82	$ 30.92
Total ReturnB,C,D	(.72)%	49.39%	(8.30)%	9.40%	68.78%	(24.88)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.98%A	1.11%	1.14%	1.15%	1.30%	1.39%
Expenses net of voluntary waivers, if any	.98%A	1.11%	1.14%	1.15%	1.30%	1.39%
Expenses net of all reductions	.97%A	1.10%	1.11%	1.12%	1.27%	1.37%
Net investment income (loss)	.95%A	1.05%	.75%	.82%	.87%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,940	$ 449,060	$ 327,394	$ 408,779	$ 417,589	$ 213,058
Portfolio turnover rate	34%A	38%	78%	72%	115%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Insurance Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
American International Group, Inc.	6.4
ACE Ltd.	5.5
St. Paul Travelers Companies, Inc.	5.1
XL Capital Ltd. Class A	4.7
AFLAC, Inc.	4.4
MetLife, Inc.	4.4
Hartford Financial Services Group, Inc.	4.2
Marsh & McLennan Companies, Inc.	4.1
Everest Re Group Ltd.	3.4
AMBAC Financial Group, Inc.	3.4
45.6
Top Industries as of August 31, 2004
% of fund's net assets
Insurance	89.9%
Thrifts & Mortgage Finance	2.2%
Health Care Providers & Services	2.1%
Diversified Financial Services	1.9%
Industrial Conglomerates	0.2%
All Others*	3.7%

* Includes short-term investments and net other assets.

Semiannual Report

Insurance Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (Note 1)
CAPITAL MARKETS - 0.1%
National Financial Partners Corp.	6,400	$ 220,160
DIVERSIFIED FINANCIAL SERVICES - 1.9%
Leucadia National Corp.	1,400	75,600
Principal Financial Group, Inc.	103,400	3,589,014
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,664,614
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Anthem, Inc. (a)	50,100	4,070,124
INDUSTRIAL CONGLOMERATES - 0.2%
Alleghany Corp. (a)	1,512	393,135
INSURANCE - 89.9%
ACE Ltd.	277,700	10,705,335
AFLAC, Inc.	215,700	8,649,570
Allmerica Financial Corp. (a)	46,473	1,347,717
Allstate Corp.	138,700	6,548,027
AMBAC Financial Group, Inc.	86,850	6,557,175
American Financial Group, Inc., Ohio	2,500	73,625
American International Group, Inc.	174,400	12,424,255
Aon Corp.	34,100	884,895
Arch Capital Group Ltd. (a)	67,800	2,481,480
Arthur J. Gallagher & Co.	11,700	372,762
Aspen Insurance Hlds Ltd.	19,100	450,760
Assurant, Inc.	38,200	1,013,828
Axis Capital Holdings Ltd.	190,900	4,556,783
Berkshire Hathaway, Inc.:
Class A (a)	51	4,437,000
Class B (a)	62	179,428
Brown & Brown, Inc.	17,900	803,710
Cincinnati Financial Corp.	11,835	477,542
CNA Financial Corp. (a)	2,800	67,480
Conseco, Inc. (a)	38,200	649,400
Endurance Specialty Holdings Ltd.	190,300	6,192,362
Erie Indemnity Co. Class A	400	19,896
Everest Re Group Ltd.	94,900	6,658,184
Fidelity National Financial, Inc.	48,884	1,840,483
Genworth Financial, Inc. Class A	190,900	4,339,157
Hartford Financial Services Group, Inc.	133,300	8,152,628
HCC Insurance Holdings, Inc.	16,600	483,060
Hilb Rogal & Hobbs Co.	1,300	44,252
Infinity Property & Casualty Corp.	1,300	35,646
IPC Holdings Ltd.	15,500	562,495
Jefferson-Pilot Corp.	7,150	342,485
Lincoln National Corp.	18,500	838,050
Manulife Financial Corp.	67,211	2,790,113
Markel Corp. (a)	2,600	764,010
Marsh & McLennan Companies, Inc.	179,400	8,017,386
MBIA, Inc.	86,800	4,971,036
Mercury General Corp.	1,000	50,150
MetLife, Inc.	232,100	8,645,725

	Shares	Value (Note 1)
Montpelier Re Holdings Ltd.	74,500	$ 2,569,505
Nationwide Financial Services, Inc. Class A (sub. vtg.)	300	10,437
Odyssey Re Holdings Corp.	12,700	278,638
Ohio Casualty Corp. (a)	2,300	46,345
Old Republic International Corp.	65,700	1,547,235
PartnerRe Ltd.	37,900	1,945,407
Philadelphia Consolidated Holding Corp. (a)	5,700	303,582
Phoenix Companies, Inc.	31,900	335,907
Platinum Underwriters Holdings Ltd.	6,600	187,308
Progressive Corp.	13,800	1,108,140
Protective Life Corp.	30,200	1,181,726
Prudential Financial, Inc.	99,600	4,599,528
Reinsurance Group of America, Inc.	13,500	537,975
RenaissanceRe Holdings Ltd.	21,000	1,010,520
RLI Corp.	1,300	48,087
SAFECO Corp.	10,600	510,602
Scottish Re Group Ltd.	34,300	728,532
St. Paul Travelers Companies, Inc.	286,091	9,924,497
StanCorp Financial Group, Inc.	14,800	1,073,000
The Chubb Corp.	90,929	6,184,081
Torchmark Corp.	37,900	1,951,092
Transatlantic Holdings, Inc.	4,562	247,717
UICI	18,800	522,828
UnumProvident Corp.	165,835	2,683,210
USI Holdings Corp. (a)	12,700	163,322
W.R. Berkley Corp.	115,175	4,650,767
Willis Group Holdings Ltd.	134,600	4,706,962
XL Capital Ltd. Class A	131,300	9,217,260
Zenith National Insurance Corp.	600	25,932
TOTAL INSURANCE		175,728,032
THRIFTS & MORTGAGE FINANCE - 2.2%
MGIC Investment Corp.	33,200	2,266,564
Radian Group, Inc.	23,400	1,036,620
The PMI Group, Inc.	23,500	975,955
TOTAL THRIFTS & MORTGAGE FINANCE		4,279,139
TOTAL COMMON STOCKS (Cost $164,104,312)		188,355,204
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 1.53% (b) (Cost $6,828,200)	6,828,200	6,828,200
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $170,932,512)		195,183,404
NET OTHER ASSETS - 0.1%		171,572
NET ASSETS - 100%		$ 195,354,976
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.7%
Bermuda	21.5%
Canada	1.4%
Others (individually less than 1%)	0.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $170,932,512) - See accompanying schedule		$ 195,183,404
Receivable for fund shares sold		436,046
Dividends receivable		174,564
Interest receivable		8,229
Prepaid expenses		124
Other affiliated receivables		105
Other receivables		17,319
Total assets		195,819,791

Liabilities
Payable for fund shares redeemed	$ 288,773
Accrued management fee	92,357
Transfer agent fee payable	57,571
Other affiliated payables	8,093
Other payables and accrued expenses	18,021
Total liabilities		464,815

Net Assets		$ 195,354,976
Net Assets consist of:
Paid in capital		$ 169,130,631
Undistributed net investment income		164,150
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,809,201
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,250,994
Net Assets, for 3,474,229 shares outstanding		$ 195,354,976
Net Asset Value, offering price and redemption price per share ($195,354,976 ÷ 3,474,229 shares)		$ 56.23

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 987,602
Interest		39,989
Security lending		3,735
Total income		1,031,326

Expenses
Management fee	$ 471,938
Transfer agent fees	306,287
Accounting and security lending fees	41,157
Non-interested trustees' compensation	384
Custodian fees and expenses	7,059
Registration fees	33,277
Audit	17,221
Legal	158
Miscellaneous	8,382
Total expenses before reductions	885,863
Expense reductions	(18,767)	867,096
Net investment income (loss)		164,230
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,475,224
Foreign currency transactions	(3,279)
Total net realized gain (loss)		2,471,945
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,202,435)
Assets and liabilities in foreign currencies	102
Total change in net unrealized appreciation (depreciation)		(12,202,333)
Net gain (loss)		(9,730,388)
Net increase (decrease) in net assets resulting from operations		$ (9,566,158)
Other Information
Deferred sales charges withheld by FDC		$ 159
Exchange fees withheld by FSC		$ 1,058

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Insurance Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 164,230	$ 172,409
Net realized gain (loss)	2,471,945	5,957,601
Change in net unrealized appreciation (depreciation)	(12,202,333)	35,139,034
Net increase (decrease) in net assets resulting from operations	(9,566,158)	41,269,044
Distributions to shareholders from net investment income	-	(152,145)
Distributions to shareholders from net realized gain	(1,505,092)	(2,453,342)
Total distributions	(1,505,092)	(2,605,487)
Share transactions Net proceeds from sales of shares	113,162,165	88,536,944
Reinvestment of distributions	1,452,881	2,513,948
Cost of shares redeemed	(60,098,052)	(66,028,898)
Net increase (decrease) in net assets resulting from share transactions	54,516,994	25,021,994
Redemption fees	33,926	39,257
Total increase (decrease) in net assets	43,479,670	63,724,808

Net Assets
Beginning of period	151,875,306	88,150,498
End of period (including undistributed net investment income of $164,150 and undistributed net investment income of $20,216, respectively)	$ 195,354,976	$ 151,875,306
Other Information Shares
Sold	1,946,575	1,674,481
Issued in reinvestment of distributions	24,162	46,920
Redeemed	(1,041,805)	(1,322,766)
Net increase (decrease)	928,932	398,635

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 59.67	$ 41.06	$ 50.79	$ 47.12	$ 27.64	$ 42.14
Income from Investment Operations
Net investment income (loss) E	.06	.08	.02	.13	.28	(.05)
Net realized and unrealized gain (loss)	(2.92)	19.88	(8.14)	3.83	19.76	(7.92)
Total from investment operations	(2.86)	19.96	(8.12)	3.96	20.04	(7.97)
Distributions from net investment income	-	(.08)	(.09)	(.03)	(.12)	-
Distributions from net realized gain	(.59)	(1.29)	(1.55)	(.30)	(.65)	(6.60)
Total distributions	(.59)	(1.37)	(1.64)	(.33)	(.77)	(6.60)
Redemption fees added to paid in capital E	.01	.02	.03	.04	.21	.07
Net asset value, end of period	$ 56.23	$ 59.67	$ 41.06	$ 50.79	$ 47.12	$ 27.64
Total Return B, C, D	(4.84)%	49.04%	(16.41)%	8.56%	73.17%	(22.12)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.08% A	1.24%	1.26%	1.20%	1.20%	1.39%
Expenses net of voluntary waivers, if any	1.08% A	1.24%	1.26%	1.20%	1.20%	1.39%
Expenses net of all reductions	1.06% A	1.23%	1.24%	1.17%	1.16%	1.36%
Net investment income (loss)	.20% A	.16%	.05%	.28%	.66%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 195,355	$ 151,875	$ 88,150	$ 143,213	$ 142,149	$ 29,521
Portfolio turnover rate	29% A	59%	95%	104%	175%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Financial Services Sector

Biotechnology Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Genentech, Inc.	13.8
Biogen Idec, Inc.	10.3
Celgene Corp.	7.0
Genzyme Corp. - General Division	5.6
Elan Corp. PLC sponsored ADR	5.5
Gilead Sciences, Inc.	5.3
ImClone Systems, Inc.	5.0
MedImmune, Inc.	5.0
Cephalon, Inc.	5.0
Millennium Pharmaceuticals, Inc.	4.9
67.4
Top Industries as of August 31, 2004
% of fund's net assets
Biotechnology	86.4%
Pharmaceuticals	13.2%
Health Care Equipment & Supplies	0.1%
All Others*	0.3%

* Includes short-term investments and net other assets.

Semiannual Report

Biotechnology Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 86.0%
Actelion Ltd. (Reg.) (a)	553,574	$ 51,566,396
Affymetrix, Inc. (a)	1,390,100	38,644,780
Alkermes, Inc. (a)	2,165,757	23,021,997
Amgen, Inc. (a)(d)	342,600	20,312,754
Amylin Pharmaceuticals, Inc. (a)	238,100	4,711,999
Biogen Idec, Inc. (a)(d)	3,206,642	190,250,070
Celgene Corp. (a)(d)	2,290,015	129,958,351
Cephalon, Inc. (a)(d)	1,969,340	92,578,673
Curis, Inc. (a)	699,420	2,797,680
Dendreon Corp. (a)	1,227,700	12,068,291
Dyax Corp. (a)	145,800	1,157,652
Enzon Pharmaceuticals, Inc. (a)	799,600	11,130,432
Genentech, Inc. (a)(d)	5,220,000	254,631,601
Genta, Inc. (a)	486,300	1,269,243
Genzyme Corp. - General Division (a)	1,930,500	104,247,000
Gilead Sciences, Inc. (a)	1,410,900	97,535,517
Harvard Bioscience, Inc. (a)	11,600	57,072
ICOS Corp. (a)(d)	867,400	22,630,466
ImClone Systems, Inc. (a)	1,743,200	92,877,696
ImmunoGen, Inc. (a)	1,814,756	9,237,108
Immunomedics, Inc. (a)	297,100	834,851
Invitrogen Corp. (a)(d)	1,011,354	50,062,023
Ligand Pharmaceuticals, Inc. Class B (a)(d)	1,441,400	14,168,962
Medarex, Inc. (a)(d)	871,000	4,955,990
MedImmune, Inc. (a)	3,878,620	92,582,659
Millennium Pharmaceuticals, Inc. (a)	7,534,862	89,589,509
Myogen, Inc.	100	580
Neurocrine Biosciences, Inc. (a)	688,200	34,251,714
NPS Pharmaceuticals, Inc. (a)(d)	391,300	8,217,300
Oscient Pharmaceuticals Corp. (a)	89,500	376,795
OSI Pharmaceuticals, Inc. (a)	119,000	7,091,210
Pharmion Corp.	483,296	23,763,664
Protein Design Labs, Inc. (a)	1,456,000	26,688,480
Regeneron Pharmaceuticals, Inc. (a)	715,000	6,370,650
Seattle Genetics, Inc. (a)	837,589	5,335,442
Serologicals Corp. (a)	885,400	18,540,276
Tanox, Inc. (a)	334,600	5,537,630
Techne Corp. (a)	600,100	23,247,874
Telik, Inc. (a)	277,200	5,250,168
Transkaryotic Therapies, Inc. (a)	388,900	6,125,175
XOMA Ltd. (a)	1,542,100	3,824,408
TOTAL BIOTECHNOLOGY		1,587,500,138
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Cyberonics, Inc. (a)	48,700	833,744
Epix Medical, Inc. (a)	114,400	2,270,840
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,104,584

	Shares	Value (Note 1)
PHARMACEUTICALS - 13.2%
Cypress Bioscience, Inc. (a)	97,200	$ 1,001,160
Elan Corp. PLC sponsored ADR (a)(d)	4,462,200	100,979,586
Guilford Pharmaceuticals, Inc. (a)(d)	918,200	4,875,642
Medicines Co. (a)	611,000	15,446,080
Merck KGaA	526,012	27,696,293
MGI Pharma, Inc. (a)	1,167,400	27,118,702
Sepracor, Inc. (a)(d)	1,283,200	63,659,552
SkyePharma PLC (a)	2,744,787	2,720,887
TOTAL PHARMACEUTICALS		243,497,902
TOTAL COMMON STOCKS (Cost $1,553,063,587)		1,834,102,624
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
BIOTECHNOLOGY - 0.3%
Xenon Genetics, Inc. Series E (e)	981,626	6,056,632
Nonconvertible Preferred Stocks - 0.1%
BIOTECHNOLOGY - 0.1%
Geneprot, Inc. Series A (e)	180,000	630,000
TOTAL PREFERRED STOCKS (Cost $7,714,138)		6,686,632
Money Market Funds - 12.4%

Fidelity Cash Central Fund, 1.53% (b)	20,375,634	20,375,634
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	209,392,550	209,392,550
TOTAL MONEY MARKET FUNDS (Cost $229,768,184)		229,768,184
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $1,790,545,909)		2,070,557,440
NET OTHER ASSETS - (12.1)%		(224,205,111)
NET ASSETS - 100%		$ 1,846,352,329
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,686,632 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 990,000
Xenon Genetics, Inc. Series E	3/23/01	$ 6,724,138
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Ireland	5.5%
Switzerland	2.8%
Germany	1.5%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,049,360,000 of which $266,016,000 and $783,344,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $206,133,505) (cost $1,790,545,909) - See accompanying schedule		$ 2,070,557,440
Receivable for fund shares sold		3,605,933
Interest receivable		31,264
Prepaid expenses		2,341
Other affiliated receivables		2,657
Other receivables		159,046
Total assets		2,074,358,681

Liabilities
Payable for investments purchased	$ 354,972
Payable for fund shares redeemed	16,733,596
Accrued management fee	860,725
Other affiliated payables	641,697
Other payables and accrued expenses	22,812
Collateral on securities loaned, at value	209,392,550
Total liabilities		228,006,352

Net Assets		$ 1,846,352,329
Net Assets consist of:
Paid in capital		$ 2,543,485,234
Accumulated net investment loss		(9,304,583)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(967,839,853)
Net unrealized appreciation (depreciation) on investments		280,011,531
Net Assets, for 35,087,776 shares outstanding		$ 1,846,352,329
Net Asset Value, offering price and redemption price per share ($1,846,352,329 ÷ 35,087,776 shares)		$ 52.62

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 139,397
Security lending		429,558
Total income		568,955

Expenses
Management fee	$ 5,794,993
Transfer agent fees	3,604,804
Accounting and security lending fees	412,255
Non-interested trustees' compensation	5,692
Custodian fees and expenses	35,200
Registration fees	65,651
Audit	21,521
Legal	2,165
Miscellaneous	133,539
Total expenses before reductions	10,075,820
Expense reductions	(202,282)	9,873,538
Net investment income (loss)		(9,304,583)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	94,100,497
Foreign currency transactions	(48,711)
Total net realized gain (loss)		94,051,786
Change in net unrealized appreciation (depreciation) on investment securities		(194,179,262)
Net gain (loss)		(100,127,476)
Net increase (decrease) in net assets resulting from operations		$ (109,432,059)
Other Information
Deferred sales charges withheld by FDC		$ 12,349
Exchange fees withheld by FSC		$ 10,275

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Biotechnology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (9,304,583)	$ (16,317,608)
Net realized gain (loss)	94,051,786	210,607,599
Change in net unrealized appreciation (depreciation)	(194,179,262)	445,813,226
Net increase (decrease) in net assets resulting from operations	(109,432,059)	640,103,217
Share transactions Net proceeds from sales of shares	334,564,327	407,057,700
Cost of shares redeemed	(327,579,368)	(583,228,963)
Net increase (decrease) in net assets resulting from share transactions	6,984,959	(176,171,263)
Redemption fees	225,293	339,354
Total increase (decrease) in net assets	(102,221,807)	464,271,308

Net Assets
Beginning of period	1,948,574,136	1,484,302,828
End of period (including accumulated net investment loss of $9,304,583 and $0, respectively)	$ 1,846,352,329	$ 1,948,574,136
Other Information Shares
Sold	5,840,020	8,488,917
Redeemed	(5,932,646)	(11,938,480)
Net increase (decrease)	(92,626)	(3,449,563)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 55.39	$ 38.42	$ 53.48	$ 71.46	$ 107.27	$ 41.35
Income from Investment Operations
Net investment income (loss) E	(.26)	(.43)	(.36)	(.42)	(.32)	(.30)
Net realized and unrealized gain (loss)	(2.52)	17.39	(14.71)	(17.59)	(33.51)	68.93
Total from investment operations	(2.78)	16.96	(15.07)	(18.01)	(33.83)	68.63
Distributions from net realized gain	-	-	-	-	(1.70)	(2.82)
Distributions in excess of net realized gain	-	-	-	-	(.41)	-
Total distributions	-	-	-	-	(2.11)	(2.82)
Redemption fees added to paid in capital E	.01	.01	.01	.03	.13	.11
Net asset value, end of period	$ 52.62	$ 55.39	$ 38.42	$ 53.48	$ 71.46	$ 107.27
Total Return B, C, D	(5.00)%	44.17%	(28.16)%	(25.16)%	(31.61)%	173.22%
Ratios to Average Net Assets F
Expenses before expense reductions	1.00% A	1.17%	1.29%	1.11%	1.01%	1.16%
Expenses net of voluntary waivers, if any	1.00% A	1.17%	1.29%	1.11%	1.01%	1.16%
Expenses net of all reductions	.98% A	1.15%	1.24%	1.09%	1.00%	1.15%
Net investment income (loss)	(.92)% A	(.88)%	(.87)%	(.67)%	(.37)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846,352	$ 1,948,574	$ 1,484,303	$ 2,433,835	$ 3,516,830	$ 5,292,350
Portfolio turnover rate	29% A	50%	73%	96%	74%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Health Care Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Johnson & Johnson	10.5
Pfizer, Inc.	7.5
Medtronic, Inc.	7.1
Abbott Laboratories	5.7
UnitedHealth Group, Inc.	5.3
Genentech, Inc.	5.2
Baxter International, Inc.	5.0
Merck & Co., Inc.	4.9
Amgen, Inc.	4.3
Eli Lilly & Co.	4.0
59.5
Top Industries as of August 31, 2004
% of fund's net assets
Pharmaceuticals	40.4%
Health Care Equipment & Supplies	27.9%
Biotechnology	15.5%
Health Care Providers & Services	14.7%
Insurance	0.2%
All Others*	1.3%

* Includes short-term investments and net other assets.

Semiannual Report

Health Care Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.5%
Affymetrix, Inc. (a)	136,900	$ 3,805,820
Alkermes, Inc. (a)	429,868	4,569,497
Amgen, Inc. (a)	1,392,300	82,549,467
Angiotech Pharmaceuticals, Inc. (a)	100,000	1,718,399
Biogen Idec, Inc. (a)	411,700	24,426,161
Celgene Corp. (a)	236,500	13,421,375
Genentech, Inc. (a)	2,075,600	101,247,768
Genzyme Corp. - General Division (a)	400,600	21,632,400
ImClone Systems, Inc. (a)	112,900	6,015,312
MedImmune, Inc. (a)	506,170	12,082,278
Millennium Pharmaceuticals, Inc. (a)	1,169,600	13,906,544
Neurocrine Biosciences, Inc. (a)	200,600	9,983,862
OSI Pharmaceuticals, Inc. (a)	62,800	3,742,252
Protein Design Labs, Inc. (a)	136,500	2,502,045
TOTAL BIOTECHNOLOGY		301,603,180
HEALTH CARE EQUIPMENT & SUPPLIES - 27.9%
Alcon, Inc.	433,500	32,443,140
Animas Corp.	600	9,936
Aspect Medical Systems, Inc. (a)	31,000	496,000
Baxter International, Inc.	3,155,800	96,378,132
Biomet, Inc.	1,082,100	49,397,865
Boston Scientific Corp. (a)	927,900	33,153,867
Cytyc Corp. (a)	290,100	6,950,796
Dade Behring Holdings, Inc. (a)	156,150	8,208,806
Edwards Lifesciences Corp. (a)	610,900	21,570,879
Epix Medical, Inc. (a)	240,200	4,767,970
Guidant Corp.	707,400	42,302,520
Hospira, Inc. (a)	9,940	275,338
Kinetic Concepts, Inc.	167,000	8,311,590
Medtronic, Inc.	2,765,704	137,593,774
ResMed, Inc. (a)	153,700	7,342,249
Respironics, Inc. (a)	137,300	7,304,360
St. Jude Medical, Inc. (a)	739,400	49,724,650
Stereotaxis, Inc.	689,400	5,921,946
Thoratec Corp. (a)	190,400	1,869,728
Waters Corp. (a)	177,000	7,665,870
Zimmer Holdings, Inc. (a)	280,100	19,971,130
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		541,660,546
HEALTH CARE PROVIDERS & SERVICES - 14.7%
Caremark Rx, Inc. (a)	1,346,630	38,648,281
Coventry Health Care, Inc. (a)	362,700	18,417,906
DaVita, Inc. (a)	168,900	5,119,359
Health Net, Inc. (a)	224,800	5,831,312
IMS Health, Inc.	444,200	10,363,186

	Shares	Value (Note 1)
Inveresk Research Group, Inc. (a)	75,600	$ 2,684,556
Laboratory Corp. of America Holdings (a)	237,800	9,890,102
McKesson Corp.	551,200	17,059,640
Omnicare, Inc.	393,900	11,399,466
PacifiCare Health Systems, Inc. (a)	908,900	29,639,229
Patterson Companies, Inc. (a)	58,900	4,313,247
Quest Diagnostics, Inc.	186,800	15,990,080
Tenet Healthcare Corp. (a)	823,000	8,575,660
UnitedHealth Group, Inc.	1,550,200	102,514,726
WebMD Corp. (a)	742,200	5,403,216
TOTAL HEALTH CARE PROVIDERS & SERVICES		285,849,966
INSURANCE - 0.2%
American Medical Securities Group, Inc. (a)	157,500	3,550,050
PERSONAL PRODUCTS - 0.1%
NBTY, Inc. (a)	100,600	2,407,358
PHARMACEUTICALS - 40.4%
Abbott Laboratories	2,652,600	110,586,894
Allergan, Inc.	194,900	14,549,285
Barr Pharmaceuticals, Inc. (a)	221,850	8,712,050
Eli Lilly & Co.	1,233,300	78,252,885
Endo Pharmaceuticals Holdings, Inc. (a)	205,500	3,485,280
Forest Laboratories, Inc. (a)	215,300	9,871,505
Hollis-Eden Pharmaceutcals, Inc. (a)(d)	394,500	3,858,210
Johnson & Johnson (d)	3,512,664	204,085,777
King Pharmaceuticals, Inc. (a)	530,100	6,605,046
Medicis Pharmaceutical Corp. Class A	71,200	2,607,344
Merck & Co., Inc.	2,097,700	94,333,569
Perrigo Co.	342,600	6,728,664
Pfizer, Inc.	4,472,810	146,126,703
Schering-Plough Corp.	2,514,600	46,419,516
Sepracor, Inc. (a)	136,000	6,746,960
Watson Pharmaceuticals, Inc. (a)	239,200	6,587,568
Wyeth	948,570	34,689,205
TOTAL PHARMACEUTICALS		784,246,461
TOTAL COMMON STOCKS (Cost $1,456,961,771)		1,919,317,561
Nonconvertible Preferred Stocks - 0.0%

BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (e) (Cost $610,500)	111,000	388,500
Money Market Funds - 2.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	20,818,922	$ 20,818,922
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	25,824,625	25,824,625
TOTAL MONEY MARKET FUNDS (Cost $46,643,547)		46,643,547
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,504,215,818)		1,966,349,608
NET OTHER ASSETS - (1.2)%		(22,647,131)
NET ASSETS - 100%		$ 1,943,702,477
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $388,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 610,500
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $70,936,000 of which $67,712,000 and $3,224,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,433,710) (cost $1,504,215,818) - See accompanying schedule		$ 1,966,349,608
Receivable for investments sold		5,898,986
Receivable for fund shares sold		16,857,926
Dividends receivable		2,602,667
Interest receivable		17,179
Prepaid expenses		2,340
Other affiliated receivables		9,636
Other receivables		115,430
Total assets		1,991,853,772

Liabilities
Payable for investments purchased	$ 19,141,661
Payable for fund shares redeemed	1,656,110
Accrued management fee	902,823
Other affiliated payables	605,200
Other payables and accrued expenses	20,876
Collateral on securities loaned, at value	25,824,625
Total liabilities		48,151,295

Net Assets		$ 1,943,702,477
Net Assets consist of:
Paid in capital		$ 1,539,417,761
Undistributed net investment income		20,876
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(57,869,950)
Net unrealized appreciation (depreciation) on investments		462,133,790
Net Assets, for 16,300,241 shares outstanding		$ 1,943,702,477
Net Asset Value, offering price and redemption price per share ($1,943,702,477 ÷ 16,300,241 shares)		$ 119.24

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 9,261,911
Interest		102,286
Security lending		17,620
Total income		9,381,817

Expenses
Management fee	$ 5,734,721
Transfer agent fees	3,053,146
Accounting and security lending fees	387,158
Non-interested trustees' compensation	5,060
Appreciation in deferred trustee compensation account	1,825
Custodian fees and expenses	21,198
Registration fees	42,803
Audit	21,500
Legal	3,138
Interest	263
Miscellaneous	106,726
Total expenses before reductions	9,377,538
Expense reductions	(92,449)	9,285,089
Net investment income (loss)		96,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	19,469,404
Foreign currency transactions	7,806
Total net realized gain (loss)		19,477,210
Change in net unrealized appreciation (depreciation) on: Investment securities	(88,211,953)
Assets and liabilities in foreign currencies	(8,832)
Total change in net unrealized appreciation (depreciation)		(88,220,785)
Net gain (loss)		(68,743,575)
Net increase (decrease) in net assets resulting from operations		$ (68,646,847)
Other Information
Deferred sales charges withheld by FDC		$ 33,506
Exchange fees withheld by FSC		$ 6,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,728	$ 2,253,777
Net realized gain (loss)	19,477,210	111,003,696
Change in net unrealized appreciation (depreciation)	(88,220,785)	294,482,172
Net increase (decrease) in net assets resulting from operations	(68,646,847)	407,739,645
Distributions to shareholders from net investment income	(326,562)	(3,051,688)
Share transactions Net proceeds from sales of shares	169,186,812	256,547,117
Reinvestment of distributions	306,152	2,870,563
Cost of shares redeemed	(192,644,214)	(376,879,228)
Net increase (decrease) in net assets resulting from share transactions	(23,151,250)	(117,461,548)
Redemption fees	44,750	97,353
Total increase (decrease) in net assets	(92,079,909)	287,323,762

Net Assets
Beginning of period	2,035,782,386	1,748,458,624
End of period (including undistributed net investment income of $20,876 and undistributed net investment income of $250,710, respectively)	$ 1,943,702,477	$ 2,035,782,386
Other Information Shares
Sold	1,385,192	2,262,268
Issued in reinvestment of distributions	2,459	25,993
Redeemed	(1,590,829)	(3,347,387)
Net increase (decrease)	(203,178)	(1,059,126)
Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 123.36	$ 99.56	$ 121.42	$ 134.00	$ 130.79	$ 137.60
Income from Investment Operations
Net investment income (loss) E	.01	.13	.23	.17	.30	.15
Net realized and unrealized gain (loss)	(4.11)	23.84	(19.48)	(12.45)	21.72	.90
Total from investment operations	(4.10)	23.97	(19.25)	(12.28)	22.02	1.05
Distributions from net investment income	(.02)	(.18)	(.20)	(.13)	(.24)	(.08)
Distributions from net realized gain	-	-	(2.42)	(.19)	(18.63)	(7.85)
Total distributions	(.02)	(.18)	(2.62)	(.32)	(18.87)	(7.93)
Redemption fees added to paid in capital E	- H	.01	.01	.02	.06	.07
Net asset value, end of period	$ 119.24	$ 123.36	$ 99.56	$ 121.42	$ 134.00	$ 130.79
Total Return B, C, D	(3.32)%	24.11%	(16.14)%	(9.15)%	16.40%	1.15%
Ratios to Average Net Assets F
Expenses before expense reductions	.94% A	1.02%	1.05%	.99%	.98%	1.07%
Expenses net of voluntary waivers, if any	.94% A	1.02%	1.05%	.99%	.98%	1.07%
Expenses net of all reductions	.93% A	.99%	.99%	.96%	.97%	1.05%
Net investment income (loss)	.01% A	.12%	.22%	.13%	.21%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,943,702	$ 2,035,782	$ 1,748,459	$ 2,367,412	$ 2,755,457	$ 2,365,063
Portfolio turnover rate	28% A	104%	139%	135%	78%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Delivery Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
UnitedHealth Group, Inc.	17.6
HealthSouth Corp.	14.5
Caremark Rx, Inc.	10.3
Lincare Holdings, Inc.	6.8
PacifiCare Health Systems, Inc.	4.8
Apria Healthcare Group, Inc.	4.7
WellPoint Health Networks, Inc.	4.6
Humana, Inc.	4.5
Health Net, Inc.	4.5
WellChoice, Inc.	4.4
76.7
Top Industries as of August 31, 2004
% of fund's net assets
Health Care Providers & Services	96.3%
Insurance	0.9%
All Others*	2.8%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Delivery Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - 96.3%
American Healthways, Inc. (a)(d)	106,448	$ 2,874,096
AMERIGROUP Corp. (a)	40,200	2,063,868
Anthem, Inc. (a)	82,000	6,661,680
Apria Healthcare Group, Inc. (a)	250,300	7,068,472
Caremark Rx, Inc. (a)	539,095	15,472,027
Centene Corp. (a)	82,100	3,246,234
Community Health Systems, Inc. (a)	93,400	2,335,000
Coventry Health Care, Inc. (a)	50,600	2,569,468
Health Net, Inc. (a)	260,000	6,744,400
HealthSouth Corp. (a)(d)	4,006,980	21,797,971
Humana, Inc. (a)	360,000	6,840,000
Lincare Holdings, Inc. (a)	317,200	10,194,808
Matria Healthcare, Inc. (a)	15,900	420,078
Molina Healthcare, Inc. (a)	188,773	6,267,264
PacifiCare Health Systems, Inc. (a)	222,339	7,250,475
Pediatrix Medical Group, Inc. (a)	15,100	1,058,510
Sierra Health Services, Inc. (a)	24,700	1,065,064
Tenet Healthcare Corp. (a)	79,900	832,558
UnitedHealth Group, Inc.	399,745	26,435,136
WellChoice, Inc. (a)	186,900	6,662,985
WellPoint Health Networks, Inc. (a)	70,000	6,872,600
TOTAL HEALTH CARE PROVIDERS & SERVICES		144,732,694
INSURANCE - 0.9%
American Medical Securities Group, Inc. (a)	60,000	1,352,400
TOTAL COMMON STOCKS (Cost $135,016,595)		146,085,094
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 1.53% (b)	6,319,902	6,319,902
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	3,285,025	3,285,025
TOTAL MONEY MARKET FUNDS (Cost $9,604,927)		9,604,927
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $144,621,522)		155,690,021
NET OTHER ASSETS - (3.6)%		(5,478,069)
NET ASSETS - 100%		$ 150,211,952
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $30,293,000 of which $18,216,000, $3,617,000, $29,000 and $8,431,000 will expire on February 29, 2008, February 28, 2009, February 28, 2010 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,130,500) (cost $144,621,522) - See accompanying schedule		$ 155,690,021
Receivable for investments sold		1,344,491
Receivable for fund shares sold		511,628
Interest receivable		4,851
Prepaid expenses		124
Other affiliated receivables		62
Other receivables		50,583
Total assets		157,601,760

Liabilities
Payable for investments purchased	$ 3,472,064
Payable for fund shares redeemed	486,746
Accrued management fee	71,429
Other affiliated payables	57,297
Other payables and accrued expenses	17,247
Collateral on securities loaned, at value	3,285,025
Total liabilities		7,389,808

Net Assets		$ 150,211,952
Net Assets consist of:
Paid in capital		$ 151,986,973
Accumulated net investment loss		(752,441)
Accumulated undistributed net realized gain (loss) on investments		(12,091,079)
Net unrealized appreciation (depreciation) on investments		11,068,499
Net Assets, for 4,501,011 shares outstanding		$ 150,211,952
Net Asset Value, offering price and redemption price per share ($150,211,952 ÷ 4,501,011 shares)		$ 33.37

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 32,497
Interest		28,518
Security lending		13,192
Total income		74,207

Expenses
Management fee	$ 486,012
Transfer agent fees	289,346
Accounting and security lending fees	43,072
Non-interested trustees' compensation	558
Custodian fees and expenses	4,891
Registration fees	24,431
Audit	17,282
Legal	386
Interest	1,884
Miscellaneous	11,161
Total expenses before reductions	879,023
Expense reductions	(52,375)	826,648
Net investment income (loss)		(752,441)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		18,328,475
Change in net unrealized appreciation (depreciation) on investment securities		(17,107,258)
Net gain (loss)		1,221,217
Net increase (decrease) in net assets resulting from operations		$ 468,776
Other Information
Deferred sales charges withheld by FDC		$ 785
Exchange fees withheld by FSC		$ 3,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Delivery Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (752,441)	$ (1,425,414)
Net realized gain (loss)	18,328,475	19,504,194
Change in net unrealized appreciation (depreciation)	(17,107,258)	28,933,358
Net increase (decrease) in net assets resulting from operations	468,776	47,012,138
Share transactions Net proceeds from sales of shares	98,337,457	178,798,464
Cost of shares redeemed	(158,935,426)	(133,289,649)
Net increase (decrease) in net assets resulting from share transactions	(60,597,969)	45,508,815
Redemption fees	85,825	99,420
Total increase (decrease) in net assets	(60,043,368)	92,620,373

Net Assets
Beginning of period	210,255,320	117,634,947
End of period (including accumulated net investment loss of $752,441 and $0, respectively)	$ 150,211,952	$ 210,255,320
Other Information Shares
Sold	2,953,109	6,230,519
Redeemed	(4,869,581)	(4,963,649)
Net increase (decrease)	(1,916,472)	1,266,870

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 32.76	$ 22.84	$ 26.49	$ 25.74	$ 15.34	$ 19.08
Income from Investment Operations
Net investment income (loss) E	(.15)	(.30)	(.28)	(.20)	(.10)	(.18)
Net realized and unrealized gain (loss)	.74	10.20	(3.46)	.91	10.39	(3.61)
Total from investment operations	.59	9.90	(3.74)	.71	10.29	(3.79)
Redemption fees added to paid in capital E	.02	.02	.09	.04	.11	.05
Net asset value, end of period	$ 33.37	$ 32.76	$ 22.84	$ 26.49	$ 25.74	$ 15.34
Total Return B, C, D	1.86%	43.43%	(13.78)%	2.91%	67.80%	(19.60)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.04% A	1.30%	1.25%	1.22%	1.25%	1.73%
Expenses net of voluntary waivers, if any	1.04% A	1.30%	1.25%	1.22%	1.25%	1.73%
Expenses net of all reductions	.97% A	1.24%	1.13%	1.19%	1.22%	1.67%
Net investment income (loss)	(.89)% A	(1.11)%	(.99)%	(.77)%	(.46)%	(1.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 150,212	$ 210,255	$ 117,635	$ 139,252	$ 173,999	$ 45,106
Portfolio turnover rate	185% A	196%	269%	106%	113%	154%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Equipment & Systems Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Medtronic, Inc.	7.6
Baxter International, Inc.	6.2
Alcon, Inc.	6.0
Abbott Laboratories	5.5
St. Jude Medical, Inc.	5.5
Johnson & Johnson	5.3
Zimmer Holdings, Inc.	5.3
Biomet, Inc.	4.2
Guidant Corp.	4.0
Boston Scientific Corp.	3.5
53.1
Top Industries as of August 31, 2004
% of fund's net assets
Health Care Equipment & Supplies	74.2%
Pharmaceuticals	17.5%
Health Care Providers & Services	6.1%
Biotechnology	0.4%
All Others *	1.8%

* Includes short-term investments and net other assets.

Semiannual Report

Medical Equipment & Systems Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.4%
Affymetrix, Inc. (a)	35,400	$ 984,120
Digene Corp. (a)	76,000	1,903,800
TOTAL BIOTECHNOLOGY		2,887,920
HEALTH CARE EQUIPMENT & SUPPLIES - 74.2%
Advanced Medical Optics, Inc. (a)	50,000	1,861,000
Advanced Neuromodulation Systems, Inc. (a)	191,111	5,603,375
Alcon, Inc.	586,400	43,886,176
American Medical Systems Holdings, Inc. (a)	76,800	2,423,808
Animas Corp.	50,200	831,312
Aspect Medical Systems, Inc. (a)	200,000	3,200,000
Bausch & Lomb, Inc. (d)	78,800	5,196,860
Baxter International, Inc.	1,467,420	44,815,007
Becton, Dickinson & Co.	194,400	9,354,528
Biomet, Inc.	663,747	30,300,051
Boston Scientific Corp. (a)	704,500	25,171,785
C.R. Bard, Inc.	276,000	15,483,600
Conceptus, Inc. (a)(d)	500,000	4,615,000
Cooper Companies, Inc.	56,000	3,245,200
Cyberonics, Inc. (a)(d)	289,200	4,951,104
Cytyc Corp. (a)	485,900	11,642,164
Dade Behring Holdings, Inc. (a)	270,000	14,193,900
DENTSPLY International, Inc.	226,100	11,519,795
DJ Orthopedics, Inc. (a)	150,000	3,186,000
Edwards Lifesciences Corp. (a)	342,200	12,083,082
Encore Medical Corp. (a)	50,000	209,500
Epix Medical, Inc. (a)	85,000	1,687,250
Given Imaging Ltd. (a)(d)	125,000	4,437,500
Guidant Corp.	489,100	29,248,180
Hologic, Inc. (a)	369,300	6,839,436
Integra LifeSciences Holdings Corp. (a)	150,000	4,480,500
Invacare Corp.	75,000	3,320,250
Inverness Medical Innovations, Inc. (a)	120,000	1,855,200
Kinetic Concepts, Inc.	267,300	13,303,521
Medtronic, Inc.	1,111,816	55,312,845
Memry Corp. (a)	350,000	560,000
PolyMedica Corp.	75,000	2,280,750
Regeneration Technologies, Inc. (a)	250,000	2,482,500
ResMed, Inc. (a)	183,900	8,784,903
Respironics, Inc. (a)	122,600	6,522,320
Smith & Nephew PLC sponsored ADR (d)	128,500	5,840,325
Sonic Innovations, Inc. (a)	150,000	714,000
St. Jude Medical, Inc. (a)	588,600	39,583,350
Stereotaxis, Inc.	500,000	4,295,000
Steris Corp. (a)	194,200	4,443,296
SurModics, Inc. (a)(d)	164,900	3,944,408
Synthes, Inc.	147,141	15,739,179
Thoratec Corp. (a)(d)	488,700	4,799,034
VISX, Inc. (a)	150,000	3,042,000

	Shares	Value (Note 1)
Waters Corp. (a)	534,500	$ 23,149,195
Zimmer Holdings, Inc. (a)	534,500	38,109,850
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		538,548,039
HEALTH CARE PROVIDERS & SERVICES - 6.1%
Cryolife, Inc. (a)(d)	300,000	1,857,000
Hanger Orthopedic Group, Inc. (a)	240,000	1,308,000
IMPAC Medical Systems, Inc. (a)	126,100	1,573,728
Laboratory Corp. of America Holdings (a)	259,500	10,792,605
Merge Technologies, Inc. (a)	347,000	5,378,500
Patterson Companies, Inc. (a)	117,500	8,604,525
ProxyMed, Inc. (a)	150,000	1,357,500
Quest Diagnostics, Inc.	156,000	13,353,600
TOTAL HEALTH CARE PROVIDERS & SERVICES		44,225,458
PHARMACEUTICALS - 17.5%
Abbott Laboratories	958,920	39,977,375
Allergan, Inc.	304,200	22,708,530
Endo Pharmaceuticals Holdings, Inc. (a)	242,200	4,107,712
Johnson & Johnson	661,700	38,444,770
Medicines Co. (a)	130,000	3,286,400
Roche Holding AG (participation certificate)	194,374	18,835,136
TOTAL PHARMACEUTICALS		127,359,923
TOTAL COMMON STOCKS (Cost $632,000,978)		713,021,340
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 1.53% (b)	20,027,781	20,027,781
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	26,900,900	26,900,900
TOTAL MONEY MARKET FUNDS (Cost $46,928,681)		46,928,681
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $678,929,659)		759,950,021
NET OTHER ASSETS - (4.6)%		(33,660,258)
NET ASSETS - 100%		$ 726,289,763
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Switzerland	8.6%
Others (individually less than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,142,264) (cost $678,929,659) - See accompanying schedule		$ 759,950,021
Receivable for investments sold		1,229,871
Receivable for fund shares sold		1,657,013
Dividends receivable		263,422
Interest receivable		13,777
Prepaid expenses		335
Other affiliated receivables		736
Other receivables		249,289
Total assets		763,364,464

Liabilities
Payable for investments purchased	$ 8,619,541
Payable for fund shares redeemed	944,540
Accrued management fee	341,119
Other affiliated payables	240,682
Other payables and accrued expenses	27,919
Collateral on securities loaned, at value	26,900,900
Total liabilities		37,074,701

Net Assets		$ 726,289,763
Net Assets consist of:
Paid in capital		$ 656,962,057
Accumulated net investment loss		(1,117,929)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,574,730)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,020,365
Net Assets, for 34,911,987 shares outstanding		$ 726,289,763
Net Asset Value, offering price and redemption price per share ($726,289,763 ÷ 34,911,987 shares)		$ 20.80

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,978,422
Interest		97,546
Security lending		210,800
Total income		2,286,768

Expenses
Management fee	$ 1,985,839
Transfer agent fees	1,219,138
Accounting and security lending fees	160,854
Non-interested trustees' compensation	1,663
Custodian fees and expenses	18,791
Registration fees	61,561
Audit	18,365
Legal	472
Interest	904
Miscellaneous	40,225
Total expenses before reductions	3,507,812
Expense reductions	(103,115)	3,404,697
Net investment income (loss)		(1,117,929)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,349,851)
Foreign currency transactions	80,601
Total net realized gain (loss)		(10,269,250)
Change in net unrealized appreciation (depreciation) on: Investment securities	(57,215)
Assets and liabilities in foreign currencies	(45,635)
Total change in net unrealized appreciation (depreciation)		(102,850)
Net gain (loss)		(10,372,100)
Net increase (decrease) in net assets resulting from operations		$ (11,490,029)
Other Information
Deferred sales charges withheld by FDC		$ 986
Exchange fees withheld by FSC		$ 3,953

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Medical Equipment and Systems Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,117,929)	$ (1,421,426)
Net realized gain (loss)	(10,269,250)	16,592,113
Change in net unrealized appreciation (depreciation)	(102,850)	74,823,624
Net increase (decrease) in net assets resulting from operations	(11,490,029)	89,994,311
Distributions to shareholders from net realized gain	(3,137,864)	(9,765,977)
Share transactions Net proceeds from sales of shares	378,816,889	461,715,369
Reinvestment of distributions	3,014,782	9,398,735
Cost of shares redeemed	(212,606,567)	(135,814,709)
Net increase (decrease) in net assets resulting from share transactions	169,225,104	335,299,395
Redemption fees	96,799	98,213
Total increase (decrease) in net assets	154,694,010	415,625,942
Net Assets
Beginning of period	571,595,753	155,969,811
End of period (including accumulated net investment loss of $1,117,929 and $0, respectively)	$ 726,289,763	$ 571,595,753
Other Information Shares
Sold	17,504,212	24,011,828
Issued in reinvestment of distributions	139,509	481,986
Redeemed	(9,965,580)	(7,238,591)
Net increase (decrease)	7,678,141	17,255,223

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.99	$ 15.63	$ 16.02	$ 16.19	$ 14.71	$ 12.10
Income from Investment Operations
Net investment income (loss) E	(.03)	(.09)	(.08)	(.07)	(.02)	(.08)
Net realized and unrealized gain (loss)	(.05)	5.97	(.21)	.23	3.78	3.09
Total from investment operations	(.08)	5.88	(.29)	.16	3.76	3.01
Distributions from net realized gain	(.11)	(.53)	(.11)	(.34)	(2.31)	(.42)
Redemption fees added to paid in capital E	- H	.01	.01	.01	.03	.02
Net asset value, end of period	$ 20.80	$ 20.99	$ 15.63	$ 16.02	$ 16.19	$ 14.71
Total Return B, C, D	(.40)%	37.94%	(1.76)%	1.37%	28.41%	25.68%
Ratios to Average Net Assets F
Expenses before expense reductions	1.02% A	1.18%	1.33%	1.26%	1.24%	1.66%
Expenses net of voluntary waivers, if any	1.02% A	1.18%	1.33%	1.26%	1.24%	1.66%
Expenses net of all reductions	.99% A	1.15%	1.29%	1.23%	1.23%	1.65%
Net investment income (loss)	(.32)% A	(.46)%	(.55)%	(.49)%	(.12)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 726,290	$ 571,596	$ 155,970	$ 146,665	$ 133,661	$ 52,030
Portfolio turnover rate	39% A	33%	82%	87%	64%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Pharmaceuticals Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Schering-Plough Corp.	7.6
Merck & Co., Inc.	7.6
Wyeth	6.8
Pfizer, Inc.	6.6
Roche Holding AG (participation certificate)	5.5
Sepracor, Inc.	5.3
AstraZeneca PLC sponsored ADR	4.0
GlaxoSmithKline PLC sponsored ADR	2.6
Altana AG	2.6
Barr Pharmaceuticals, Inc.	2.5
51.1

Top Industries as of August 31, 2004
% of fund's net assets
Pharmaceuticals	73.9%
Biotechnology	17.3%
Health Care Providers & Services	4.7%
Health Care Equipment & Supplies	2.8%
Chemicals	0.0%
All Others *	1.3%

* Includes short-term investments and net other assets.

Semiannual Report

Pharmaceuticals Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 17.3%
Alkermes, Inc. (a)	75,700	$ 804,691
BioMarin Pharmaceutical, Inc. (a)	57,000	344,280
Cell Therapeutics, Inc. (a)(d)	49,300	279,531
Cephalon, Inc. (a)	8,200	385,482
CSL Ltd.	20,672	376,384
CV Therapeutics, Inc. (a)	16,100	206,563
DOV Pharmaceutical, Inc. (a)(d)	81,500	1,279,550
Eyetech Pharmaceuticals, Inc. (d)	44,900	1,558,928
Genelabs Technologies, Inc. (a)	351,900	844,560
Genentech, Inc. (a)	10,700	521,946
ICOS Corp. (a)	200	5,218
ImmunoGen, Inc. (a)	63,100	321,179
Introgen Therapeutics, Inc. (a)	700	4,711
MedImmune, Inc. (a)	100	2,387
Millennium Pharmaceuticals, Inc. (a)	20,700	246,123
Myogen, Inc.	82,300	477,422
Neopharm, Inc. (a)	77,800	441,126
Neurocrine Biosciences, Inc. (a)	24,700	1,229,319
ONYX Pharmaceuticals, Inc. (a)(d)	32,500	1,207,050
Protein Design Labs, Inc. (a)	18,100	331,773
QLT, Inc. (a)	2,690	41,738
Seattle Genetics, Inc. (a)	48,500	308,945
Telik, Inc. (a)	97,935	1,854,889
Vertex Pharmaceuticals, Inc. (a)	600	5,838
TOTAL BIOTECHNOLOGY		13,079,633
CHEMICALS - 0.0%
Monsanto Co.	71	2,599
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Advanced Medical Optics, Inc. (a)	3	112
Baxter International, Inc.	100	3,054
Cyberonics, Inc. (a)(d)	16,800	287,616
Illumina, Inc. (a)	310,100	1,783,075
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,073,857
HEALTH CARE PROVIDERS & SERVICES - 4.7%
Cardinal Health, Inc.	39,362	1,779,162
HCA, Inc.	6,500	252,265
McKesson Corp.	31,030	960,379
Medco Health Solutions, Inc. (a)	87	2,717
Omnicell, Inc. (a)	10,600	130,062
Priority Healthcare Corp. Class B (a)	13,600	302,328
Tenet Healthcare Corp. (a)	10,900	113,578
TOTAL HEALTH CARE PROVIDERS & SERVICES		3,540,491
PHARMACEUTICALS - 73.9%
Allergan, Inc.	3,450	257,543
Alpharma, Inc. Class A	7,300	99,791
Altana AG	6,070	329,363
Altana AG sponsored ADR	29,800	1,622,908

	Shares	Value (Note 1)
AstraZeneca PLC sponsored ADR	64,230	$ 2,988,622
Barr Pharmaceuticals, Inc. (a)	48,850	1,918,340
Biovail Corp. (a)	99,810	1,509,105
Bristol-Myers Squibb Co.	10,240	242,995
Chugai Pharmaceutical Co. Ltd.	17,400	256,433
Daiichi Pharmaceutical Co. Ltd.	11,100	192,443
Dr. Reddy's Laboratories Ltd. ADR	21,800	344,440
Eisai Co. Ltd.	9,400	268,461
Elan Corp. PLC sponsored ADR (a)(d)	59,100	1,337,433
Endo Pharmaceuticals Holdings, Inc. (a)	61,900	1,049,824
Forest Laboratories, Inc. (a)	19,920	913,332
Fujisawa Pharmaceutical Co. Ltd.	9,700	231,301
GlaxoSmithKline PLC sponsored ADR	48,500	1,995,290
H. Lundbeck AS	8,880	159,911
IVAX Corp. (a)	25,737	498,268
Johnson & Johnson	3	174
King Pharmaceuticals, Inc. (a)	300	3,738
Kyorin Pharmaceutical Co. Ltd.	9,000	131,649
Merck & Co., Inc.	126,820	5,703,095
Merck KGaA	4,720	248,524
Mylan Laboratories, Inc.	11,547	201,149
Nektar Therapeutics (a)	44,900	572,026
Novartis AG sponsored ADR	29,340	1,362,843
Novo Nordisk AS:
ADR	14,400	771,840
Series B	5,650	301,536
Perrigo Co.	170	3,339
Pfizer, Inc.	153,440	5,012,885
Recordati Spa	6,700	128,792
Roche Holding AG (participation certificate)	42,463	4,114,729
Sankyo Co. Ltd.	15,300	320,719
Sanofi Aventis (d)	15,250	1,085,800
Sanofi Aventis sponsored ADR (d)	48,156	1,714,354
Schering-Plough Corp.	312,190	5,763,024
Sepracor, Inc. (a)(d)	79,900	3,963,839
Shionogi & Co. Ltd.	15,000	243,032
Shire Pharmaceuticals Group PLC sponsored ADR	12,900	334,368
Takeda Pharamaceutical Co. Ltd.	25,900	1,171,184
Tanabe Seiyaku Co. Ltd.	17,000	146,588
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,440	66,490
Watson Pharmaceuticals, Inc. (a)	15,100	415,854
Wyeth	141,220	5,164,415
Yamanouchi Pharmaceutical Co. Ltd.	15,600	541,206
TOTAL PHARMACEUTICALS		55,702,995
TOTAL COMMON STOCKS (Cost $80,387,331)		74,399,575
Money Market Funds - 15.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	981,839	$ 981,839
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	10,508,615	10,508,615
TOTAL MONEY MARKET FUNDS (Cost $11,490,454)		11,490,454
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.58%, dated 8/31/04 due 9/1/04) (Cost $35,000)	$ 35,002	35,000
TOTAL INVESTMENT PORTFOLIO - 114.0% (Cost $91,912,785)		85,925,029
NET OTHER ASSETS - (14.0)%		(10,534,507)
NET ASSETS - 100%		$ 75,390,522
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	67.7%
Switzerland	7.3%
United Kingdom	7.0%
Japan	4.7%
France	3.7%
Germany	2.9%
Canada	2.0%
Ireland	1.8%
Denmark	1.6%
Others (individually less than 1%)	1.3%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $5,458,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,178,292 and repurchase agreements of $35,000)(cost $91,912,785) - See accompanying schedule		$ 85,925,029
Cash		528
Receivable for fund shares sold		156,017
Dividends receivable		111,938
Interest receivable		828
Prepaid expenses		77
Other affiliated receivables		30
Other receivables		10,843
Total assets		86,205,290

Liabilities
Payable for investments purchased	$ 14,748
Payable for fund shares redeemed	203,476
Accrued management fee	35,490
Other affiliated payables	35,004
Other payables and accrued expenses	17,435
Collateral on securities loaned, at value	10,508,615
Total liabilities		10,814,768

Net Assets		$ 75,390,522
Net Assets consist of:
Paid in capital		$ 85,854,004
Undistributed net investment income		75,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,553,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,986,186)
Net Assets, for 9,097,061 shares outstanding		$ 75,390,522
Net Asset Value, offering price and redemption price per share ($75,390,522 ÷ 9,097,061 shares)		$ 8.29

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 571,480
Interest		4,911
Security lending		33,808
		610,199
Less foreign taxes withheld		(34,397)
Total income		575,802

Expenses
Management fee	$ 236,182
Transfer agent fees	197,883
Accounting and security lending fees	21,332
Non-interested trustees' compensation	210
Custodian fees and expenses	6,469
Registration fees	18,107
Audit	17,063
Legal	75
Miscellaneous	9,944
Total expenses before reductions	507,265
Expense reductions	(7,305)	499,960
Net investment income (loss)		75,842
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,879,402
Foreign currency transactions	3,263
Total net realized gain (loss)		1,882,665
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,251,021)
Assets and liabilities in foreign currencies	(1,184)
Total change in net unrealized appreciation (depreciation)		(8,252,205)
Net gain (loss)		(6,369,540)
Net increase (decrease) in net assets resulting from operations		$ (6,293,698)
Other Information
Deferred sales charges withheld by FDC		$ 62
Exchange fees withheld by FSC		$ 1,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pharmaceuticals Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,842	$ (66,791)
Net realized gain (loss)	1,882,665	6,313,067
Change in net unrealized appreciation (depreciation)	(8,252,205)	7,645,874
Net increase (decrease) in net assets resulting from operations	(6,293,698)	13,892,150
Share transactions Net proceeds from sales of shares	22,672,569	86,788,515
Cost of shares redeemed	(28,162,911)	(64,038,094)
Net increase (decrease) in net assets resulting from share transactions	(5,490,342)	22,750,421
Redemption fees	16,291	59,673
Total increase (decrease) in net assets	(11,767,749)	36,702,244

Net Assets
Beginning of period	87,158,271	50,456,027
End of period (including undistributed net investment income of $75,842 and $0, respectively)	$ 75,390,522	$ 87,158,271
Other Information Shares
Sold	2,565,899	10,314,614
Redeemed	(3,210,292)	(7,778,977)
Net increase (decrease)	(644,393)	2,535,637

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.95	$ 7.00	$ 9.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.01)	(.02)	(.03)
Net realized and unrealized gain (loss)	(.67)	1.95	(2.22)	(.75)
Total from investment operations	(.66)	1.94	(2.24)	(.78)
Redemption fees added to paid in capital E	- I	.01	.01	.01
Net asset value, end of period	$ 8.29	$ 8.95	$ 7.00	$ 9.23
Total Return B, C, D	(7.37)%	27.86%	(24.16)%	(7.70)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.24% A	1.59%	1.80%	1.69% A
Expenses net of voluntary waivers, if any	1.24% A	1.59%	1.80%	1.69% A
Expenses net of all reductions	1.22% A	1.57%	1.74%	1.68% A
Net investment income (loss)	.18% A	(.10)%	(.26)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,391	$ 87,158	$ 50,456	$ 60,706
Portfolio turnover rate	59% A	80%	140%	26% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F For the period June 18, 2001 (commencement of operations) to February 28, 2002. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Health Care Sector

Energy Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Exxon Mobil Corp.	8.1
BP PLC sponsored ADR	7.8
Schlumberger Ltd. (NY Shares)	7.3
ChevronTexaco Corp.	6.3
Total SA sponsored ADR	6.2
ConocoPhillips	5.6
Valero Energy Corp.	3.0
Occidental Petroleum Corp.	3.0
Halliburton Co.	2.9
Smith International, Inc.	2.5
52.7
Top Industries as of August 31, 2004
% of fund's net assets
Oil & Gas	56.7%
Energy Equipment & Services	28.2%
Multi-Utilities & Unregulated Power	3.9%
Metals & Mining	2.7%
Gas Utilities	0.2%
All Others *	8.3%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value (Note 1)
ENERGY EQUIPMENT & SERVICES - 28.2%
Baker Hughes, Inc.	278,750	$ 10,963,238
BJ Services Co.	214,700	10,316,335
Cooper Cameron Corp. (a)	92,900	4,731,397
Diamond Offshore Drilling, Inc.	400	10,168
ENSCO International, Inc.	53,000	1,545,480
GlobalSantaFe Corp.	207,619	5,788,418
Grant Prideco, Inc. (a)	133,500	2,439,045
Halliburton Co.	510,600	14,894,202
Helmerich & Payne, Inc.	200	5,172
Maverick Tube Corp. (a)	200	5,924
Nabors Industries Ltd. (a)	138,500	6,107,850
National-Oilwell, Inc. (a)	101,300	3,028,870
Noble Corp. (a)	53,400	2,147,748
Pason Systems, Inc.	98,700	2,409,517
Precision Drilling Corp. (a)	47,000	2,316,259
Pride International, Inc. (a)	86,600	1,589,976
Rowan Companies, Inc. (a)	85,100	2,069,632
Saipem Spa	127,100	1,344,948
Schlumberger Ltd. (NY Shares)	607,080	37,517,544
Smith International, Inc. (a)	229,000	13,048,420
Superior Energy Services, Inc. (a)	68,500	766,515
Transocean, Inc. (a)	225,000	6,907,500
Varco International, Inc. (a)	110,000	2,670,800
Weatherford International Ltd. (a)	254,125	11,776,153
Willbros Group, Inc. (a)	95,000	1,330,000
TOTAL ENERGY EQUIPMENT & SERVICES		145,731,111
GAS UTILITIES - 0.2%
Southern Union Co.	41,100	768,159
METALS & MINING - 2.7%
CONSOL Energy, Inc.	67,000	2,149,360
Inco Ltd. (a)	45,700	1,565,743
Inmet Mining Corp. (a)	27,300	383,658
Massey Energy Co.	6,300	173,376
Peabody Energy Corp.	104,900	5,593,268
Phelps Dodge Corp.	50,700	4,135,092
TOTAL METALS & MINING		14,000,497
MULTI-UTILITIES & UNREGULATED POWER - 3.9%
AES Corp. (a)	385,300	3,887,677
Dominion Resources, Inc.	170,900	11,089,701
Questar Corp.	125,000	5,085,000
TOTAL MULTI-UTILITIES & UNREGULATED POWER		20,062,378
OIL & GAS - 56.7%
Abraxas Petroleum Corp. (a)	24,600	39,852
Amerada Hess Corp.	29,200	2,350,600
Anadarko Petroleum Corp.	1,000	59,220
Apache Corp.	69,950	3,126,066
BP PLC sponsored ADR	751,200	40,339,440

	Shares	Value (Note 1)
Burlington Resources, Inc.	244,900	$ 8,872,727
Chesapeake Energy Corp.	167,000	2,359,710
ChevronTexaco Corp.	334,116	32,576,310
ConocoPhillips	388,686	28,929,899
Denbury Resources, Inc. (a)	37,200	814,680
EnCana Corp.	230,488	9,420,715
Encore Acquisition Co. (a)	128,400	3,582,360
EOG Resources, Inc.	22,900	1,322,933
Exxon Mobil Corp.	911,210	42,006,780
Houston Exploration Co. (a)	23,000	1,181,050
Marathon Oil Corp.	64,500	2,339,415
Newfield Exploration Co. (a)	57,300	3,171,555
Noble Energy, Inc.	400	20,592
Occidental Petroleum Corp.	297,900	15,386,535
Patina Oil & Gas Corp.	127,700	3,418,529
Petro-Canada	224,100	10,497,886
Pioneer Natural Resources Co.	162,100	5,422,245
Premcor, Inc. (a)	146,800	4,922,204
Quicksilver Resources, Inc. (a)	179,600	5,059,332
Range Resources Corp.	311,100	4,666,500
Repsol YPF SA sponsored ADR	300	6,222
Royal Dutch Petroleum Co. (NY Shares)	100	5,069
Sibneft sponsored ADR	50,300	1,352,064
Sunoco, Inc.	200	12,300
Talisman Energy, Inc.	422,600	9,676,167
Total SA sponsored ADR	326,300	31,974,137
Ultra Petroleum Corp. (a)	57,400	2,384,970
Valero Energy Corp.	234,200	15,464,226
YUKOS Corp. sponsored ADR	26,956	452,861
TOTAL OIL & GAS		293,215,151
TOTAL COMMON STOCKS (Cost $414,950,862)		473,777,296
Money Market Funds - 7.6%

Fidelity Cash Central Fund, 1.53% (b) (Cost $39,511,674)	39,511,674	39,511,674
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $454,462,536)		513,288,970
NET OTHER ASSETS - 0.7%		3,606,043
NET ASSETS - 100%		$ 516,895,013
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.7%
United Kingdom	7.8%
Canada	7.5%
Netherlands Antilles	7.3%
France	6.2%
Cayman Islands	1.5%
Others (individually less than 1%)	1.0%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $16,411,000 of which $9,287,000, $6,764,000 and $360,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $454,462,536) - See accompanying schedule		$ 513,288,970
Receivable for investments sold		5,115,707
Receivable for fund shares sold		1,267,901
Dividends receivable		1,410,997
Interest receivable		54,483
Prepaid expenses		223
Other affiliated receivables		2,052
Other receivables		54,936
Total assets		521,195,269

Liabilities
Payable for investments purchased	$ 2,759,523
Payable for fund shares redeemed	1,130,646
Accrued management fee	245,205
Other affiliated payables	146,608
Other payables and accrued expenses	18,274
Total liabilities		4,300,256

Net Assets		$ 516,895,013
Net Assets consist of:
Paid in capital		$ 460,754,754
Undistributed net investment income		1,859,063
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,545,238)
Net unrealized appreciation (depreciation) on investments		58,826,434
Net Assets, for 18,208,002 shares outstanding		$ 516,895,013
Net Asset Value, offering price and redemption price per share ($516,895,013÷18,208,002 shares)		$ 28.39

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,041,055
Interest		131,864
Security lending		49,821
		4,222,740
Less foreign taxes withheld		(209,640)
Total income		4,013,100

Expenses
Management fee	$ 1,195,090
Transfer agent fees	655,673
Accounting and security lending fees	104,878
Non-interested trustees' compensation	1,037
Custodian fees and expenses	9,387
Registration fees	57,073
Audit	17,709
Legal	262
Miscellaneous	15,863
Total expenses before reductions	2,056,972
Expense reductions	(52,523)	2,004,449
Net investment income (loss)		2,008,651
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	14,565,960
Foreign currency transactions	3,618
Total net realized gain (loss)		14,569,578
Change in net unrealized appreciation (depreciation) on: Investment securities	7,671,086
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		7,671,091
Net gain (loss)		22,240,669
Net increase (decrease) in net assets resulting from operations		$ 24,249,320
Other Information
Deferred sales charges withheld by FDC		$ 5,884
Exchange fees withheld by FSC		$ 1,935

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,008,651	$ 1,219,346
Net realized gain (loss)	14,569,578	6,310,390
Change in net unrealized appreciation (depreciation)	7,671,091	47,950,484
Net increase (decrease) in net assets resulting from operations	24,249,320	55,480,220
Distributions to shareholders from net investment income	(355,171)	(1,208,061)
Share transactions Net proceeds from sales of shares	322,240,538	134,875,792
Reinvestment of distributions	332,057	1,108,208
Cost of shares redeemed	(116,563,515)	(97,775,670)
Net increase (decrease) in net assets resulting from share transactions	206,009,080	38,208,330
Redemption fees	144,833	72,637
Total increase (decrease) in net assets	230,048,062	92,553,126
Net Assets
Beginning of period	286,846,951	194,293,825
End of period (including undistributed net investment income of $1,859,063 and undistributed net investment income of $205,583, respectively)	$ 516,895,013	$ 286,846,951
Other Information Shares
Sold	11,649,297	5,652,220
Issued in reinvestment of distributions	12,545	48,440
Redeemed	(4,270,385)	(4,301,278)
Net increase (decrease)	7,391,457	1,399,382

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 26.52	$ 20.63	$ 23.45	$ 26.41	$ 23.11	$ 16.23
Income from Investment Operations
Net investment income (loss) E	.13	.13	.12	.19	.19	.10
Net realized and unrealized gain (loss)	1.76	5.89	(2.81)	(2.44)	6.17	7.11
Total from investment operations	1.89	6.02	(2.69)	(2.25)	6.36	7.21
Distributions from net investment income	(.03)	(.14)	(.14)	(.04)	(.14)	(.09)
Distributions from net realized gain	-	-	-	(.69)	(2.97)	(.29)
Total distributions	(.03)	(.14)	(.14)	(.73)	(3.11)	(.38)
Redemption fees added to paid in capital E	.01	.01	.01	.02	.05	.05
Net asset value, end of period	$ 28.39	$ 26.52	$ 20.63	$ 23.45	$ 26.41	$ 23.11
Total Return B, C, D	7.17%	29.34%	(11.46)%	(8.57)%	28.84%	44.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.99% A	1.18%	1.22%	1.16%	1.16%	1.29%
Expenses net of voluntary waivers, if any	.99% A	1.18%	1.22%	1.16%	1.16%	1.29%
Expenses net of all reductions	.97% A	1.17%	1.21%	1.12%	1.12%	1.25%
Net investment income (loss)	.97% A	.59%	.54%	.77%	.69%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 516,895	$ 286,847	$ 194,294	$ 224,570	$ 262,013	$ 175,672
Portfolio turnover rate	77% A	33%	73%	119%	117%	124%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Energy Service Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Halliburton Co.	9.8
Smith International, Inc.	7.3
Schlumberger Ltd. (NY Shares)	7.2
Weatherford International Ltd.	6.9
BJ Services Co.	6.1
Pride International, Inc.	5.2
Nabors Industries Ltd.	4.7
Transocean, Inc.	4.7
Noble Corp.	4.5
Grant Prideco, Inc.	4.4
60.8
Top Industries as of August 31, 2004
% of fund's net assets
Energy Equipment & Services	98.4%
Oil & Gas	0.8%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Energy Service Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
ENERGY EQUIPMENT & SERVICES - 98.4%
Baker Hughes, Inc.	462,536	$ 18,191,541
BJ Services Co. (d)	604,187	29,031,185
Cal Dive International, Inc. (a)	62,000	1,851,940
Carbo Ceramics, Inc.	35,100	2,258,685
Cooper Cameron Corp. (a)	249,476	12,705,813
Diamond Offshore Drilling, Inc. (d)	283,200	7,198,944
Dril-Quip, Inc. (a)	75,600	1,499,904
ENSCO International, Inc.	652,000	19,012,320
FMC Technologies, Inc. (a)	314,700	9,667,584
Global Industries Ltd. (a)	283,600	1,517,260
GlobalSantaFe Corp.	647,110	18,041,427
Grant Prideco, Inc. (a)	1,167,205	21,324,835
Grey Wolf, Inc. (a)	526,300	2,236,775
Halliburton Co.	1,616,567	47,155,259
Helmerich & Payne, Inc.	227,900	5,893,494
Hornbeck Offshore Services, Inc.	144,500	1,757,120
Hydril Co. (a)	74,000	2,645,500
Key Energy Services, Inc. (a)	145,400	1,467,086
Lone Star Technologies, Inc. (a)	52,600	1,615,872
Maverick Tube Corp. (a)	118,600	3,512,932
Nabors Industries Ltd. (a)	508,177	22,410,606
National-Oilwell, Inc. (a)	525,400	15,709,460
Newpark Resources, Inc. (a)	270,500	1,541,850
Noble Corp. (a)	533,850	21,471,447
Oceaneering International, Inc. (a)	92,000	2,945,840
Offshore Logistics, Inc. (a)	81,100	2,416,780
Patterson-UTI Energy, Inc.	398,200	6,896,824
Precision Drilling Corp. (a)	38,200	1,882,576
Pride International, Inc. (a)	1,357,786	24,928,951
Rowan Companies, Inc. (a)	818,200	19,898,624
Schlumberger Ltd. (NY Shares) (d)	558,245	34,499,541
Smith International, Inc. (a)(d)	614,328	35,004,409
Superior Energy Services, Inc. (a)	265,200	2,967,588
Tidewater, Inc.	200	5,836
Transocean, Inc. (a)	728,027	22,350,429
Unit Corp. (a)	95,200	2,989,280
Universal Compression Holdings, Inc. (a)	54,500	1,788,145
Varco International, Inc. (a)	430,098	10,442,779
Weatherford International Ltd. (a)	710,905	32,943,338
TOTAL ENERGY EQUIPMENT & SERVICES		471,679,779
OIL & GAS - 0.8%
Quicksilver Resources, Inc. (a)	134,400	3,786,048
TOTAL COMMON STOCKS (Cost $394,093,388)		475,465,827
Money Market Funds - 11.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	5,490,043	$ 5,490,043
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	49,846,975	49,846,975
TOTAL MONEY MARKET FUNDS (Cost $55,337,018)		55,337,018
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $449,430,406)	530,802,845
NET OTHER ASSETS - (10.7)%	(51,410,780)
NET ASSETS - 100%	$ 479,392,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.1%
Cayman Islands	8.3%
Netherlands Antilles	7.2%
Others (individually less than 1%)	0.4%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $53,712,000 of which $30,612,000 and $23,100,000 will expire on February 29, 2008 and February 28, 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $49,732,239) (cost $449,430,406) - See accompanying schedule		$ 530,802,845
Receivable for fund shares sold		1,404,790
Dividends receivable		369,138
Interest receivable		6,108
Prepaid expenses		470
Other affiliated receivables		1,584
Other receivables		36,770
Total assets		532,621,705

Liabilities
Payable for fund shares redeemed	$ 2,993,866
Accrued management fee	225,743
Other affiliated payables	148,110
Other payables and accrued expenses	14,946
Collateral on securities loaned, at value	49,846,975
Total liabilities		53,229,640

Net Assets		$ 479,392,065
Net Assets consist of:
Paid in capital		$ 439,192,646
Accumulated net investment loss		(1,168,553)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,004,467)
Net unrealized appreciation (depreciation) on investments		81,372,439
Net Assets, for 12,985,657 shares outstanding		$ 479,392,065
Net Asset Value, offering price and redemption price per share ($479,392,065 ÷ 12,985,657 shares)		$ 36.92

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 892,727
Interest		34,270
Security lending		81,096
Total income		1,008,093

Expenses
Management fee	$ 1,280,363
Transfer agent fees	740,264
Accounting and security lending fees	116,080
Non-interested trustees' compensation	1,185
Custodian fees and expenses	7,583
Registration fees	27,237
Audit	15,340
Legal	359
Interest	1,279
Miscellaneous	22,859
Total expenses before reductions	2,212,549
Expense reductions	(35,903)	2,176,646
Net investment income (loss)		(1,168,553)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,224,179
Foreign currency transactions	952
Total net realized gain (loss)		16,225,131
Change in net unrealized appreciation (depreciation) on investment securities		(6,556,145)
Net gain (loss)		9,668,986
Net increase (decrease) in net assets resulting from operations		$ 8,500,433
Other Information
Deferred sales charges withheld by FDC		$ 1,520
Exchange fees withheld by FSC		$ 3,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Energy Service Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,168,553)	$ (3,195,142)
Net realized gain (loss)	16,225,131	44,402,569
Change in net unrealized appreciation (depreciation)	(6,556,145)	23,401,800
Net increase (decrease) in net assets resulting from operations	8,500,433	64,609,227
Share transactions Net proceeds from sales of shares	207,342,756	265,018,395
Cost of shares redeemed	(200,097,823)	(321,678,674)
Net increase (decrease) in net assets resulting from share transactions	7,244,933	(56,660,279)
Redemption fees	263,194	312,779
Total increase (decrease) in net assets	16,008,560	8,261,727

Net Assets
Beginning of period	463,383,505	455,121,778
End of period (including accumulated net investment loss of $1,168,553 and $0, respectively)	$ 479,392,065	$ 463,383,505
Other Information Shares
Sold	5,785,602	8,283,079
Redeemed	(5,797,017)	(10,594,661)
Net increase (decrease)	(11,415)	(2,311,582)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004H	2003	2002	2001	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.65	$ 29.73	$ 30.75	$ 38.51	$ 28.96	$ 13.09
Income from Investment Operations
Net investment income (loss)E	(.09)	(.24)	(.21)F	(.14)	(.14)	(.09)
Net realized and unrealized gain (loss)	1.34	6.14	(.85)	(7.71)	9.57	15.86
Total from investment operations	1.25	5.90	(1.06)	(7.85)	9.43	15.77
Redemption fees added to paid in capitalE	.02	.02	.04	.09	.12	.10
Net asset value, end of period	$ 36.92	$ 35.65	$ 29.73	$ 30.75	$ 38.51	$ 28.96
Total ReturnB,C,D	3.56%	19.91%	(3.32)%	(20.15)%	32.98%	121.24%
Ratios to Average Net AssetsG
Expenses before expense reductions	.99%A	1.14%	1.15%	1.13%	1.07%	1.23%
Expenses net of voluntary waivers, if any	.99%A	1.14%	1.15%	1.13%	1.07%	1.23%
Expenses net of all reductions	.98%A	1.13%	1.12%	1.07%	1.04%	1.20%
Net investment income (loss)	(.52)%A	(.79)%	(.68)%	(.46)%	(.40)%	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 479,392	$ 463,384	$ 455,122	$ 526,138	$ 899,651	$ 631,886
Portfolio turnover rate	38%A	23%	64%	90%	78%	69%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.01 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Gold Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Compania de Minas Buenaventura SA	9.4
Wheaton River Minerals Ltd.	8.1
Kinross Gold Corp.	6.3
Newcrest Mining Ltd.	5.6
Eldorado Gold Corp.	5.1
Meridian Gold, Inc.	4.5
Newmont Mining Corp.	4.1
Harmony Gold Mining Co. Ltd.	4.0
Goldcorp, Inc.	4.0
Lonmin PLC	3.9
55.0
Top Industries as of August 31, 2004
% of fund's net assets
Gold	66.9%
Precious Metals & Minerals	26.6%
Diversified Metals & Mining	4.7%
All Others*	1.8%

* Includes short-term investments and net other assets.

Semiannual Report

Gold Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
Australia - 5.6%
METALS & MINING - 5.6%
Gold - 5.6%
Newcrest Mining Ltd.	3,500,000	$ 36,731,853
Sons of Gwalia Ltd. (a)(d)	6,000,000	42
		36,731,895
Bermuda - 1.5%
METALS & MINING - 1.5%
Precious Metals & Minerals - 1.5%
Aquarius Platinum Ltd. (Australia)	2,081,244	9,748,396
Canada - 54.9%
METALS & MINING - 54.9%
Diversified Metals & Mining - 1.0%
Major Drilling Group International, Inc. (a)	500,400	2,629,973
Orezone Resources, Inc. Class A (a)	4,000,000	4,113,189
		6,743,162
Gold - 46.2%
Agnico-Eagle Mines Ltd.	1,000,000	13,603,991
Apollo Gold Corp. (a)	790,100	553,675
Apollo Gold Corp. (a)(f)	209,900	147,091
Arizona Star Resource Corp. (a)	1,198,400	3,660,421
Aurizon Mines Ltd. (a)	1,500,000	1,770,956
Bema Gold Corp. (a)	2,500,000	6,664,889
Centerra Gold, Inc. (f)	300,000	3,621,891
Chesapeake Gold Corp. (a)	221,400	708,291
Chesapeake Gold Corp. (a)(f)	199,000	636,630
Crystallex International Corp. (a)	500,000	1,397,723
Crystallex International Corp. (f)	250,000	698,861
Cumberland Resources Ltd. (a)	500,000	837,872
Desert Sun Mining Corp. (a)	616,300	610,268
Eldorado Gold Corp. (a)	12,300,000	32,884,945
Gabriel Resources Ltd. (a)(e)	10,025,300	13,668,955
Gabriel Resources Ltd. (e)(f)	1,130,000	1,540,694
Goldcorp, Inc.	2,000,000	25,806,452
Golden Star Resources Ltd. (a)	1,000,000	4,608,295
Guinor Gold Corp. (a)	3,500,000	2,772,594
High River Gold Mines Ltd. (a)	2,500,000	2,665,956
IAMGOLD Corp. (d)	1,000,000	7,502,761
Intrepid Minerals Corp. (a)(e)	4,325,300	2,635,670
Kinross Gold Corp. (a)(f)	866,666	5,340,540
Kinross Gold Corp. (a)(d)	6,633,334	40,875,707
Kinross Gold Corp. warrants 12/5/07 (a)	1,300,000	683,246
Meridian Gold, Inc. (a)	2,200,000	29,090,909
Metallic Ventures Gold, Inc. (a)	1,000,000	1,332,978
Metallic Ventures Gold, Inc. warrants 3/17/09 (a)	202,750	23,165
Midway Gold Corp. (a)	485,800	296,028

	Shares	Value (Note 1)
Northgate Exploration Ltd. (a)	1,000,000	$ 1,751,914
Novagold Resources, Inc. (a)(d)(e)	3,500,000	21,114,369
Novagold Resources, Inc. (a)(e)(f)	700,000	4,222,874
Novagold Resources, Inc. warrants 10/1/08 (a)(f)	350,000	885,097
Orvana Minerals Corp. (a)	1,923,000	1,757,703
Placer Dome, Inc.	400,000	7,035,076
Richmont Mines, Inc. (a)(e)	1,000,000	3,618,083
Wheaton River Minerals Ltd. (a)	19,000,000	52,679,286
Wheaton River Minerals Ltd. warrants 8/25/08 (a)	206,450	240,598
		299,946,454
Precious Metals & Minerals - 7.7%
Aber Diamond Corp. (a)	250,000	7,950,261
IMA Exploration, Inc. (a)	720,000	1,316,220
Minefinders Corp. Ltd. (a)(e)	3,530,000	23,661,500
Southern Platinum Corp. (a)(e)	7,005,400	15,207,670
SouthernEra Diamonds, Inc.:
warrants 11/17/08 (a)	125,000	17,138
Class A (a)(e)	7,005,400	1,814,248
		49,967,037
TOTAL METALS & MINING		356,656,653
Cayman Islands - 1.5%
METALS & MINING - 1.5%
Precious Metals & Minerals - 1.5%
Apex Silver Mines Ltd. (a)(d)	500,000	9,900,000
Papua New Guinea - 1.7%
METALS & MINING - 1.7%
Gold - 1.7%
Lihir Gold Ltd.	15,000,020	10,882,222
Peru - 9.4%
METALS & MINING - 9.4%
Precious Metals & Minerals - 9.4%
Compania de Minas Buenaventura SA	1,000,000	22,265,103
Compania de Minas Buenaventura SA sponsored ADR	1,700,000	38,624,000
		60,889,103
South Africa - 10.4%
METALS & MINING - 10.4%
Gold - 7.8%
Gold Fields Ltd.	1,499,600	18,205,144
Gold Fields Ltd. sponsored ADR (d)	400,000	4,856,000
Harmony Gold Mining Co. Ltd.	2,005,000	24,786,980
Harmony Gold Mining Co. Ltd. sponsored ADR (d)	95,000	1,185,600
Western Areas Ltd. (a)	500,000	2,111,200
		51,144,924
Common Stocks - continued
	Shares	Value (Note 1)
South Africa - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - 2.6%
Impala Platinum Holdings Ltd.	200,000	$ 16,844,359
TOTAL METALS & MINING		67,989,283
United Kingdom - 4.4%
METALS & MINING - 4.4%
Diversified Metals & Mining - 0.2%
Southern African Resources PLC (a)	2,600,000	1,394,118
Gold - 0.3%
Randgold Resources Ltd. ADR (a)	193,500	1,842,120
Precious Metals & Minerals - 3.9%
Lonmin PLC	1,292,784	25,211,133
TOTAL METALS & MINING		28,447,371
United States of America - 8.8%
METALS & MINING - 8.8%
Diversified Metals & Mining - 3.5%
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	600,000	22,578,000
Gold - 5.3%
Newmont Mining Corp.	607,224	26,954,673
Newmont Mining Corp. CHESS Depository Interests	672,776	2,947,470
Royal Gold, Inc. (d)	300,000	4,626,000
		34,528,143
TOTAL METALS & MINING		57,106,143
TOTAL COMMON STOCKS (Cost $558,987,213)		638,351,066
Money Market Funds - 5.7%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	10,080,736	$ 10,080,736
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	27,174,456	27,174,456
TOTAL MONEY MARKET FUNDS (Cost $37,255,192)		37,255,192
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $596,242,405)	675,606,258
NET OTHER ASSETS - (3.9)%	(25,514,539)
NET ASSETS - 100%	$ 650,091,719
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,093,678 or 2.6% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gabriel Resources Ltd.	$ 25,128,608	$ 358,425	$ -	$ -	$ 13,668,955
Gabriel Resources Ltd. (144A)	2,876,933	-	-	-	1,540,694
Intrepid Minerals Corp.	-	4,064,437	-	-	2,635,670
Minefinders Corp. Ltd.	18,720,282	11,161,218	-	-	23,661,500
Novagold Resources, Inc.	16,223,745	1,399,637	1,191,962	-	21,114,369
Novagold Resources, Inc. (144A)	3,291,774	-	-	-	4,222,874
Richmont Mines, Inc.	4,462,915	-	-	-	3,618,083
Southern Platinum Corp.	-	-	-	-	15,207,670
SouthernEra Diamonds, Inc. Class A	-	-	-	-	1,814,248
SouthernEra Resources Ltd.	21,179,827	4,920,514	-	-	-
Total	$ 91,884,084	$ 21,904,231	$ 1,191,962	$ -	$ 87,484,063
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $73,760,000 of which $9,053,000, $24,782,000, $5,311,000 and $34,614,000 will expire on February 28, 2007, February 29, 2008, February 28, 2009 and February 28, 2010, respectively. Of the capital loss carryforward expiring on February 28, 2007, and February 29, 2008, $9,053,000 and $14,795,000, respectively, was acquired in the merger with Select Precious Metals and Minerals and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,701,928) (cost $596,242,405) - See accompanying schedule		$ 675,606,258
Foreign currency held at value (cost $366,792)		366,792
Receivable for fund shares sold		2,909,892
Dividends receivable		136,641
Interest receivable		9,515
Prepaid expenses		749
Other affiliated receivables		2,436
Other receivables		346,054
Total assets		679,378,337

Liabilities
Payable for investments purchased	$ 377,356
Payable for fund shares redeemed	1,211,728
Accrued management fee	295,322
Other affiliated payables	193,084
Other payables and accrued expenses	34,672
Collateral on securities loaned, at value	27,174,456
Total liabilities		29,286,618

Net Assets		$ 650,091,719
Net Assets consist of:
Paid in capital		$ 639,155,830
Distributions in excess of net investment income		(27,410,243)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(41,015,561)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,361,693
Net Assets, for 26,578,178 shares outstanding		$ 650,091,719
Net Asset Value, offering price and redemption price per share ($650,091,719 ÷ 26,578,178 shares)		$ 24.46

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,946,048
Interest		67,731
Security lending		226,040
		2,239,819
Less foreign taxes withheld		(115,476)
Total income		2,124,343

Expenses
Management fee	$ 1,868,109
Transfer agent fees	1,042,148
Accounting and security lending fees	154,880
Non-interested trustees' compensation	961
Custodian fees and expenses	109,847
Registration fees	53,794
Audit	18,426
Legal	671
Miscellaneous	39,771
Total expenses before reductions	3,288,607
Expense reductions	(450,972)	2,837,635
Net investment income (loss)		(713,292)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $25,077 from affiliated issuers)	32,909,791
Foreign currency transactions	(33,012)
Total net realized gain (loss)		32,876,779
Change in net unrealized appreciation (depreciation) on: Investment securities	(109,036,574)
Assets and liabilities in foreign currencies	9,159
Total change in net unrealized appreciation (depreciation)		(109,027,415)
Net gain (loss)		(76,150,636)
Net increase (decrease) in net assets resulting from operations		$ (76,863,928)
Other Information
Deferred sales charges withheld by FDC		$ 10,001
Exchange fees withheld by FSC		$ 8,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Gold Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (713,292)	$ (203,476)
Net realized gain (loss)	32,876,779	99,153,800
Change in net unrealized appreciation (depreciation)	(109,027,415)	37,898,973
Net increase (decrease) in net assets resulting from operations	(76,863,928)	136,849,297
Distributions to shareholders from net investment income	-	(39,692,454)
Share transactions Net proceeds from sales of shares	286,925,776	744,412,449
Reinvestment of distributions	-	38,172,690
Cost of shares redeemed	(296,572,598)	(831,737,192)
Net increase (decrease) in net assets resulting from share transactions	(9,646,822)	(49,152,053)
Redemption fees	858,679	1,710,255
Total increase (decrease) in net assets	(85,652,071)	49,715,045

Net Assets
Beginning of period	735,743,790	686,028,745
End of period (including distributions in excess of net investment income of $27,410,243 and distributions in excess of net investment income of $26,696,951, respectively)	$ 650,091,719	$ 735,743,790
Other Information Shares
Sold	11,732,579	28,812,773
Issued in reinvestment of distributions	-	1,565,759
Redeemed	(12,189,991)	(33,521,798)
Net increase (decrease)	(457,412)	(3,143,266)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004J	2003	2002	2001	2000J
Selected Per-Share Data
Net asset value, beginning of period	$ 27.21	$ 22.73	$ 18.25	$ 12.38	$ 13.45	$ 12.79
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)	.05	.25G	.07	.09F
Net realized and unrealized gain (loss)	(2.75)	5.85	4.67	5.78	(1.12)	.46
Total from investment operations	(2.78)	5.84	4.72	6.03	(1.05)	.55
Distributions from net investment income	-	(1.42)	(.36)	(.22)	(.07)	-
Redemption fees added to paid in capitalE	.03	.06	.12	.06	.05	.11
Net asset value, end of period	$ 24.46	$ 27.21	$ 22.73	$ 18.25	$ 12.38	$ 13.45
Total ReturnB,C,D	(10.11)%	26.79%	26.68%	49.79%	(7.41)%	5.16%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.01%A	1.12%	1.18%	1.29%	1.47%	1.49%
Expenses net of voluntary waivers, if any	1.01%A	1.12%	1.18%	1.29%	1.47%	1.49%
Expenses net of all reductions	.87%A	1.04%	1.11%	1.24%	1.43%	1.41%
Net investment income (loss)	(.22)%A	(.03)%	.22%	1.76%	.60%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 650,092	$ 735,744	$ 686,029	$ 443,849	$ 235,921	$ 283,966
Portfolio turnover rate	58%A	41%	44%	49%	23%	71%I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.06 per share. GInvestment income per share reflects a special dividend which amounted to $.04 per share. HExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. IThe portfolio turnover rate does not include the assets acquired in the merger with Select Precious Metals and Materials. JFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Gas Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Nabors Industries Ltd.	6.2
Transocean, Inc.	5.6
BJ Services Co.	5.3
Rowan Companies, Inc.	4.9
Schlumberger Ltd. (NY Shares)	4.8
Halliburton Co.	4.4
Cooper Cameron Corp.	4.3
Burlington Resources, Inc.	4.3
Apache Corp.	3.9
Quicksilver Resources, Inc.	3.9
47.6
Top Industries as of August 31, 2004
% of fund's net assets
Energy Equipment & Services	56.6%
Oil & Gas	38.8%
Metals & Mining	2.9%
Construction & Engineering	0.6%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Gas Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.6%
McDermott International, Inc. (a)	175,000	$ 2,108,750
ENERGY EQUIPMENT & SERVICES - 56.6%
Baker Hughes, Inc.	225,000	8,849,250
BJ Services Co.	382,600	18,383,930
Cooper Cameron Corp. (a)(d)	294,000	14,973,420
Diamond Offshore Drilling, Inc. (d)	149,200	3,792,664
ENSCO International, Inc.	432,564	12,613,566
GlobalSantaFe Corp.	300,000	8,364,000
Grant Prideco, Inc. (a)	408,696	7,466,876
Grey Wolf, Inc. (a)	1,047,000	4,449,750
Halliburton Co.	527,400	15,384,258
Nabors Industries Ltd. (a)	490,000	21,609,000
Noble Corp. (a)	37,300	1,500,206
Patterson-UTI Energy, Inc.	655,000	11,344,600
Precision Drilling Corp. (a)	50,000	2,470,000
Pride International, Inc. (a)	371,100	6,813,396
Rowan Companies, Inc. (a)	707,300	17,201,536
Schlumberger Ltd. (NY Shares)	270,000	16,686,000
Smith International, Inc. (a)	19,360	1,103,133
Transocean, Inc. (a)	639,700	19,638,790
W-H Energy Services, Inc. (a)	186,115	3,521,296
Weatherford International Ltd. (a)	35,502	1,645,163
TOTAL ENERGY EQUIPMENT & SERVICES		197,810,834
METALS & MINING - 2.9%
CONSOL Energy, Inc.	44,500	1,427,560
Massey Energy Co.	66,200	1,821,824
Peabody Energy Corp.	130,000	6,931,600
TOTAL METALS & MINING		10,180,984
OIL & GAS - 38.8%
Amerada Hess Corp.	90,000	7,245,000
Apache Corp.	307,000	13,719,830
Bonavista Energy Trust	59,000	1,049,358
Burlington Resources, Inc.	410,000	14,854,300
China Petroleum & Chemical Corp. sponsored ADR (d)	111,500	4,359,650
CNOOC Ltd. sponsored ADR	24,100	1,125,470
Cyries Energy, Inc. (a)	20,000	79,369
Denbury Resources, Inc. (a)	144,900	3,173,310
Devon Energy Corp.	10,000	648,100
Encore Acquisition Co. (a)	105,900	2,954,610
EOG Resources, Inc.	25,000	1,444,250
Exxon Mobil Corp.	150,000	6,915,000
Harvest Natural Resources, Inc. (a)	25,000	332,000
Marathon Oil Corp.	55,000	1,994,850
Occidental Petroleum Corp.	126,800	6,549,220
Patina Oil & Gas Corp.	98,700	2,642,199
PetroChina Co. Ltd. sponsored ADR (d)	88,300	4,446,788
Petroleo Brasileiro SA Petrobras sponsored ADR	159,500	4,904,625

	Shares	Value (Note 1)
Pioneer Natural Resources Co.	220,000	$ 7,359,000
Pogo Producing Co.	175,000	7,696,500
Premcor, Inc. (a)	156,900	5,260,857
ProEX Energy Ltd. (a)	20,000	87,748
Progress Energy Trust	100,000	994,021
Quicksilver Resources, Inc. (a)	485,000	13,662,450
Range Resources Corp.	94,500	1,417,500
Talisman Energy, Inc.	109,200	2,500,325
Tesoro Petroleum Corp. (a)	25,000	592,000
Valero Energy Corp.	148,500	9,805,455
Vintage Petroleum, Inc.	479,100	7,857,240
TOTAL OIL & GAS		135,671,025
TOTAL COMMON STOCKS (Cost $308,084,471)		345,771,593
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 1.53% (b)	3,184,411	3,184,411
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	16,287,375	16,287,375
TOTAL MONEY MARKET FUNDS (Cost $19,471,786)		19,471,786
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $327,556,257)	365,243,379
NET OTHER ASSETS - (4.5)%	(15,626,898)
NET ASSETS - 100%	$ 349,616,481
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.2%
Netherlands Antilles	4.8%
Cayman Islands	2.8%
China	2.5%
Canada	2.0%
Brazil	1.4%
Others (individually less than 1%)	0.3%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $23,667,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,157,538) (cost $327,556,257) - See accompanying schedule		$ 365,243,379
Receivable for fund shares sold		1,585,448
Dividends receivable		328,933
Interest receivable		9,961
Prepaid expenses		209
Other affiliated receivables		1,534
Other receivables		71,360
Total assets		367,240,824

Liabilities
Payable for fund shares redeemed	$ 1,047,048
Accrued management fee	165,755
Other affiliated payables	106,659
Other payables and accrued expenses	17,506
Collateral on securities loaned, at value	16,287,375
Total liabilities		17,624,343

Net Assets		$ 349,616,481
Net Assets consist of:
Paid in capital		$ 315,556,001
Accumulated net investment loss		(140,513)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,486,051)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,687,044
Net Assets, for 13,759,487 shares outstanding		$ 349,616,481
Net Asset Value, offering price and redemption price per share ($349,616,481 ÷ 13,759,487 shares)		$ 25.41

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,132,445
Interest		60,788
Security lending		24,146
Total income		1,217,379

Expenses
Management fee	$ 823,820
Transfer agent fees	460,192
Accounting and security lending fees	72,737
Non-interested trustees' compensation	666
Custodian fees and expenses	5,676
Registration fees	38,733
Audit	17,466
Legal	223
Miscellaneous	13,486
Total expenses before reductions	1,432,999
Expense reductions	(73,475)	1,359,524
Net investment income (loss)		(142,145)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	20,565,918
Foreign currency transactions	(9,963)
Total net realized gain (loss)		20,555,955
Change in net unrealized appreciation (depreciation) on: Investment securities	2,999,081
Assets and liabilities in foreign currencies	(626)
Total change in net unrealized appreciation (depreciation)		2,998,455
Net gain (loss)		23,554,410
Net increase (decrease) in net assets resulting from operations		$ 23,412,265
Other Information
Deferred sales charges withheld by FDC		$ 230
Exchange fees withheld by FSC		$ 3,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Gas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (142,145)	$ (851,098)
Net realized gain (loss)	20,555,955	30,029,071
Change in net unrealized appreciation (depreciation)	2,998,455	20,772,646
Net increase (decrease) in net assets resulting from operations	23,412,265	49,950,619
Share transactions Net proceeds from sales of shares	244,250,616	201,189,693
Cost of shares redeemed	(142,676,021)	(189,830,118)
Net increase (decrease) in net assets resulting from share transactions	101,574,595	11,359,575
Redemption fees	155,093	159,700
Total increase (decrease) in net assets	125,141,953	61,469,894

Net Assets
Beginning of period	224,474,528	163,004,634
End of period (including accumulated net investment loss of $140,513 and undistributed net investment income of $1,632, respectively)	$ 349,616,481	$ 224,474,528
Other Information Shares
Sold	9,976,815	10,255,398
Redeemed	(5,978,511)	(9,850,376)
Net increase (decrease)	3,998,304	405,022

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 23.00	$ 17.42	$ 17.91	$ 23.26	$ 15.21	$ 10.59
Income from Investment Operations
Net investment income (loss)E	(.01)	(.09)	.05	.14	.10	-H
Net realized and unrealized gain (loss)	2.41	5.65	(.45)	(5.35)	8.22	4.68
Total from investment operations	2.40	5.56	(.40)	(5.21)	8.32	4.68
Distributions from net investment income	-	-	(.10)	(.03)	(.04)	(.09)
Distributions from net realized gain	-	-	-	(.13)	(.30)	-
Total distributions	-	-	(.10)	(.16)	(.34)	(.09)
Redemption fees added to paid in capitalE	.01	.02	.01	.02	.07	.03
Net asset value, end of period	$ 25.41	$ 23.00	$ 17.42	$ 17.91	$ 23.26	$ 15.21
Total ReturnB,C,D	10.48%	32.03%	(2.17)%	(22.47)%	55.49%	44.70%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.00%A	1.21%	1.30%	1.17%	1.15%	1.42%
Expenses net of voluntary waivers, if any	1.00%A	1.21%	1.30%	1.17%	1.15%	1.42%
Expenses net of all reductions	.95%A	1.14%	1.24%	1.13%	1.10%	1.39%
Net investment income (loss)	(.10)%A	(.46)%	.27%	.67%	.47%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,616	$ 224,475	$ 163,005	$ 185,685	$ 421,167	$ 53,976
Portfolio turnover rate	108%A	171%	108%	68%	94%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Exxon Mobil Corp.	9.5
BP PLC sponsored ADR	8.9
ChevronTexaco Corp.	6.7
Schlumberger Ltd. (NY Shares)	5.3
Newmont Mining Corp.	4.8
ConocoPhillips	3.8
Occidental Petroleum Corp.	3.6
Alcoa, Inc.	3.3
Smith International, Inc.	2.6
Total SA sponsored ADR	2.6
51.1
Top Industries as of August 31, 2004
% of fund's net assets
Oil & Gas	47.1%
Energy Equipment & Services	25.3%
Metals & Mining	15.5%
Paper & Forest Products	5.2%
Containers & Packaging	1.8%
All Others*	5.1%

* Includes short-term investments and net other assets.

Semiannual Report

Natural Resources Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (Note 1)
CONTAINERS & PACKAGING - 1.8%
Packaging Corp. of America	37,000	$ 847,300
Smurfit-Stone Container Corp. (a)	86,600	1,536,284
TOTAL CONTAINERS & PACKAGING		2,383,584
ENERGY EQUIPMENT & SERVICES - 25.3%
Baker Hughes, Inc.	49,990	1,966,107
BJ Services Co.	40,300	1,936,415
Cooper Cameron Corp. (a)	24,200	1,232,506
Diamond Offshore Drilling, Inc. (d)	18,800	477,896
ENSCO International, Inc.	28,700	836,892
FMC Technologies, Inc. (a)	10,400	319,488
GlobalSantaFe Corp.	40,183	1,120,302
Grant Prideco, Inc. (a)	84,400	1,541,988
Grey Wolf, Inc. (a)	37,900	161,075
Halliburton Co.	76,400	2,228,588
Nabors Industries Ltd. (a)	31,600	1,393,560
National-Oilwell, Inc. (a)	36,500	1,091,350
Noble Corp. (a)	24,600	989,412
Pason Systems, Inc.	5,900	144,034
Patterson-UTI Energy, Inc.	12,300	213,036
Precision Drilling Corp. (a)	15,100	744,160
Pride International, Inc. (a)	42,300	776,628
Rowan Companies, Inc. (a)	13,300	323,456
Schlumberger Ltd. (NY Shares)	110,526	6,830,507
Smith International, Inc. (a)	58,700	3,344,726
Superior Energy Services, Inc. (a)	17,200	192,468
Tidewater, Inc.	5,000	145,900
Transocean, Inc. (a)	26,500	813,550
Varco International, Inc. (a)	15,100	366,628
Weatherford International Ltd. (a)	69,195	3,206,496
Willbros Group, Inc. (a)	29,600	414,400
TOTAL ENERGY EQUIPMENT & SERVICES		32,811,568
GAS UTILITIES - 0.2%
Southern Union Co.	13,800	257,922
MACHINERY - 0.3%
Bucyrus International, Inc. Class A	15,770	416,801
METALS & MINING - 15.5%
Alcan, Inc.	49,300	2,145,340
Alcoa, Inc.	132,800	4,300,064
CONSOL Energy, Inc.	34,700	1,113,176
Freeport-McMoRan Copper & Gold, Inc. Class B	37,663	1,417,259
Goldcorp, Inc.	48,000	619,355
Inco Ltd. (a)	11,600	397,432
Kinross Gold Corp. (a)	24,300	149,741
Massey Energy Co.	13,500	371,520
Meridian Gold, Inc. (a)	11,800	156,033
Newmont Mining Corp.	140,400	6,232,356
Peabody Energy Corp.	24,200	1,290,344

	Shares	Value (Note 1)
Phelps Dodge Corp.	20,400	$ 1,663,824
Wheaton River Minerals Ltd. (a)	119,700	331,880
TOTAL METALS & MINING		20,188,324
MULTI-UTILITIES & UNREGULATED POWER - 0.8%
Dominion Resources, Inc.	10,000	648,900
Questar Corp.	9,500	386,460
TOTAL MULTI-UTILITIES & UNREGULATED POWER		1,035,360
OIL & GAS - 47.1%
Abraxas Petroleum Corp. (a)	6,200	10,044
Amerada Hess Corp.	11,700	941,850
BP PLC sponsored ADR	214,664	11,527,457
Burlington Resources, Inc.	29,300	1,061,539
Canadian Natural Resources Ltd.	4,000	130,129
ChevronTexaco Corp.	89,116	8,688,810
ConocoPhillips	66,182	4,925,926
Denbury Resources, Inc. (a)	9,300	203,670
EnCana Corp.	38,742	1,583,498
Encore Acquisition Co. (a)	22,200	619,380
EOG Resources, Inc.	100	5,777
Exxon Mobil Corp.	268,096	12,359,224
Forest Oil Corp. (a)	11,100	289,155
Kinder Morgan, Inc.	6,300	381,150
Marathon Oil Corp.	15,400	558,558
Newfield Exploration Co. (a)	9,900	547,965
Noble Energy, Inc.	100	5,148
Occidental Petroleum Corp.	89,200	4,607,180
Patina Oil & Gas Corp.	22,900	613,033
Petro-Canada	35,700	1,672,354
Premcor, Inc. (a)	14,600	489,538
Quicksilver Resources, Inc. (a)	41,700	1,174,689
Range Resources Corp.	40,200	603,000
Royal Dutch Petroleum Co. (NY Shares)	3,000	152,070
Sibneft sponsored ADR	200	5,376
Talisman Energy, Inc.	69,600	1,593,614
Total SA sponsored ADR	34,000	3,331,660
Ultra Petroleum Corp. (a)	13,500	560,925
Valero Energy Corp.	32,200	2,126,166
Vintage Petroleum, Inc.	18,900	309,960
YUKOS Corp. sponsored ADR	5,987	100,582
TOTAL OIL & GAS		61,179,427
PAPER & FOREST PRODUCTS - 5.2%
Canfor Corp. (a)	341	3,922
Georgia-Pacific Corp.	33,600	1,141,728
International Paper Co.	73,200	2,929,464
MeadWestvaco Corp.	25,989	783,568
Weyerhaeuser Co.	30,800	1,925,308
TOTAL PAPER & FOREST PRODUCTS		6,783,990
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - 0.1%
Boise Cascade Corp.	3,700	$ 115,773
TOTAL COMMON STOCKS (Cost $114,230,804)		125,172,749
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 1.53% (b)	5,243,089	5,243,089
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	454,500	454,500
TOTAL MONEY MARKET FUNDS (Cost $5,697,589)		5,697,589
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $119,928,393)	130,870,338
NET OTHER ASSETS - (0.7)%	(880,170)
NET ASSETS - 100%	$ 129,990,168
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	73.3%
United Kingdom	8.9%
Canada	7.7%
Netherlands Antilles	5.3%
France	2.6%
Cayman Islands	1.7%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,584,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $457,560) (cost $119,928,393) - See accompanying schedule		$ 130,870,338
Receivable for investments sold		674,594
Receivable for fund shares sold		515,487
Dividends receivable		371,249
Interest receivable		7,620
Prepaid expenses		37
Other affiliated receivables		294
Other receivables		19,452
Total assets		132,459,071

Liabilities
Payable for investments purchased	$ 1,041,664
Payable for fund shares redeemed	854,302
Accrued management fee	61,012
Other affiliated payables	39,605
Other payables and accrued expenses	17,820
Collateral on securities loaned, at value	454,500
Total liabilities		2,468,903

Net Assets		$ 129,990,168
Net Assets consist of:
Paid in capital		$ 117,928,623
Undistributed net investment income		388,486
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		731,146
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,941,913
Net Assets, for 8,347,969 shares outstanding		$ 129,990,168
Net Asset Value, offering price and redemption price per share ($129,990,168 ÷ 8,347,969 shares)		$ 15.57

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 961,988
Interest		31,881
Security lending		7,268
Total income		1,001,137

Expenses
Management fee	$ 321,492
Transfer agent fees	190,999
Accounting and security lending fees	28,182
Non-interested trustees' compensation	254
Custodian fees and expenses	8,940
Registration fees	20,333
Audit	17,100
Legal	75
Miscellaneous	6,506
Total expenses before reductions	593,881
Expense reductions	(19,446)	574,435
Net investment income (loss)		426,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,577,659
Foreign currency transactions	(15,646)
Total net realized gain (loss)		2,562,013
Change in net unrealized appreciation (depreciation) on: Investment securities	1,533,670
Assets and liabilities in foreign currencies	737
Total change in net unrealized appreciation (depreciation)		1,534,407
Net gain (loss)		4,096,420
Net increase (decrease) in net assets resulting from operations		$ 4,523,122
Other Information
Deferred sales charges withheld by FDC		$ 36
Exchange fees withheld by FSC		$ 1,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Natural Resources Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 426,702	$ 92,301
Net realized gain (loss)	2,562,013	1,613,921
Change in net unrealized appreciation (depreciation)	1,534,407	10,256,442
Net increase (decrease) in net assets resulting from operations	4,523,122	11,962,664
Distributions to shareholders from net investment income	(137,277)	-
Share transactions Net proceeds from sales of shares	104,616,523	63,168,537
Reinvestment of distributions	122,837	-
Cost of shares redeemed	(55,957,606)	(25,574,269)
Net increase (decrease) in net assets resulting from share transactions	48,781,754	37,594,268
Redemption fees	44,903	23,182
Total increase (decrease) in net assets	53,212,502	49,580,114

Net Assets
Beginning of period	76,777,666	27,197,552
End of period (including undistributed net investment income of $388,486 and undistributed net investment income of $99,061, respectively)	$ 129,990,168	$ 76,777,666
Other Information Shares
Sold	6,920,027	4,674,705
Issued in reinvestment of distributions	8,195	-
Redeemed	(3,731,464)	(1,987,519)
Net increase (decrease)	3,196,758	2,687,186

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.90	$ 11.04	$ 12.78	$ 14.11	$ 11.71	$ 7.89
Income from Investment Operations
Net investment income (loss)E	.06	.03	-H	.05	.04	(.02)
Net realized and unrealized gain (loss)	.62	3.82	(1.73)	(.98)	3.33	3.80
Total from investment operations	.68	3.85	(1.73)	(.93)	3.37	3.78
Distributions from net investment income	(.02)	-	(.02)	(.01)	(.01)	-
Distributions from net realized gain	-	-	-	(.40)	(.99)	-
Total distributions	(.02)	-	(.02)	(.41)	(1.00)	-
Redemption fees added to paid in capitalE	.01	.01	.01	.01	.03	.04
Net asset value, end of period	$ 15.57	$ 14.90	$ 11.04	$ 12.78	$ 14.11	$ 11.71
Total ReturnB,C,D	4.64%	34.96%	(13.48)%	(6.73)%	29.57%	48.42%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.06%A	1.59%	1.75%	1.61%	1.70%	1.89%
Expenses net of voluntary waivers, if any	1.06%A	1.59%	1.75%	1.61%	1.70%	1.89%
Expenses net of all reductions	1.03%A	1.59%	1.72%	1.56%	1.67%	1.85%
Net investment income (loss)	.76%A	.24%	.01%	.36%	.29%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,990	$ 76,778	$ 27,198	$ 27,962	$ 23,006	$ 14,057
Portfolio turnover rate	105%A	32%	70%	115%	138%	164%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Paper and Forest Products Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Smurfit-Stone Container Corp.	10.8
International Paper Co.	7.9
Packaging Corp. of America	7.5
Bowater, Inc.	7.3
Georgia-Pacific Corp.	6.7
Weyerhaeuser Co.	5.3
Sealed Air Corp.	4.8
Temple-Inland, Inc.	4.8
MeadWestvaco Corp.	4.7
Louisiana-Pacific Corp.	3.9
63.7
Top Industries as of August 31, 2004
% of fund's net assets
Paper & Forest Products	51.6%
Containers & Packaging	34.9%
Real Estate	5.4%
Household Products	3.4%
Specialty Retail	3.0%
All Others*	1.7%

* Includes short-term investments and net other assets.

Semiannual Report

Paper and Forest Products Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
BUILDING PRODUCTS - 0.8%
Trex Co., Inc. (a)(d)	4,200	$ 182,028
CONTAINERS & PACKAGING - 34.9%
Bemis Co., Inc.	26,400	697,752
Caraustar Industries, Inc. (a)	15,300	242,811
Longview Fibre Co.	100	1,238
Packaging Corp. of America	78,800	1,804,520
Pactiv Corp. (a)	6,900	163,185
Sealed Air Corp. (a)	23,400	1,149,408
Smurfit-Stone Container Corp. (a)	147,270	2,612,571
Sonoco Products Co.	22,400	580,384
Temple-Inland, Inc.	16,800	1,147,104
TOTAL CONTAINERS & PACKAGING		8,398,973
HOUSEHOLD PRODUCTS - 3.4%
Kimberly-Clark Corp.	12,200	813,740
MACHINERY - 0.2%
Albany International Corp. Class A	2,000	58,300
PAPER & FOREST PRODUCTS - 51.6%
Abitibi-Consolidated, Inc.	106,500	631,934
Aracruz Celulose SA sponsored ADR	9,500	330,695
Bowater, Inc.	48,600	1,746,198
Buckeye Technologies, Inc. (a)	20,400	217,668
Canfor Corp. (a)	23,200	266,839
Cascades, Inc.	24,300	260,982
Domtar, Inc.	40,100	487,181
Georgia-Pacific Corp.	47,700	1,620,846
International Paper Co.	47,800	1,912,956
Louisiana-Pacific Corp.	37,600	928,720
MeadWestvaco Corp.	37,700	1,136,655
Mercer International, Inc. (SBI) (a)	10,900	100,934
Pope & Talbot, Inc.	7,500	138,225
Potlatch Corp.	6,500	278,850
Sappi Ltd. sponsored ADR	9,000	126,810
Sino-Forest Corp. (a)	57,800	127,676
Tembec, Inc. (a)	55,300	391,736
Wausau-Mosinee Paper Corp.	19,500	305,370
West Fraser Timber Co. Ltd.	4,100	155,805
Weyerhaeuser Co.	20,300	1,268,953
TOTAL PAPER & FOREST PRODUCTS		12,435,033
REAL ESTATE - 5.4%
Plum Creek Timber Co., Inc.	20,800	687,232
Rayonier, Inc.	13,125	608,606
TOTAL REAL ESTATE		1,295,838
SPECIALTY RETAIL - 3.0%
Boise Cascade Corp.	20,900	653,961

	Shares	Value (Note 1)
Office Depot, Inc. (a)	2,100	$ 33,621
Staples, Inc.	1,400	40,152
TOTAL SPECIALTY RETAIL		727,734
TOTAL COMMON STOCKS (Cost $23,946,089)		23,911,646
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.53% (b)	177,970	177,970
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	184,800	184,800
TOTAL MONEY MARKET FUNDS (Cost $362,770)		362,770
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $24,308,859)	24,274,416
NET OTHER ASSETS - (0.8)%	(191,028)
NET ASSETS - 100%	$ 24,083,388
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.6%
Canada	9.5%
Brazil	1.4%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $7,785,000 of which $1,371,000, $3,556,000 and $2,858,000 will expire on February 28, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Paper and Forest Products Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $182,028) (cost $24,308,859) - See accompanying schedule		$ 24,274,416
Receivable for investments sold		121,496
Receivable for fund shares sold		6,796
Dividends receivable		43,220
Interest receivable		578
Prepaid expenses		19
Other affiliated receivables		41
Other receivables		2,160
Total assets		24,448,726

Liabilities
Payable for fund shares redeemed	$ 140,675
Accrued management fee	11,798
Other affiliated payables	10,620
Other payables and accrued expenses	17,445
Collateral on securities loaned, at value	184,800
Total liabilities		365,338

Net Assets		$ 24,083,388
Net Assets consist of:
Paid in capital		$ 30,937,776
Undistributed net investment income		36,157
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,856,115)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,430)
Net Assets, for 782,845 shares outstanding		$ 24,083,388
Net Asset Value, offering price and redemption price per share ($24,083,388 ÷ 782,845 shares)		$ 30.76

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 212,439
Interest		3,207
Security lending		1,284
Total income		216,930

Expenses
Management fee	$ 77,175
Transfer agent fees	52,562
Accounting and security lending fees	15,066
Non-interested trustees' compensation	66
Custodian fees and expenses	8,213
Registration fees	13,856
Audit	16,930
Legal	29
Miscellaneous	2,358
Total expenses before reductions	186,255
Expense reductions	(5,482)	180,773
Net investment income (loss)		36,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,098,120
Foreign currency transactions	(3,115)
Total net realized gain (loss)		1,095,005
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,058,676)
Assets and liabilities in foreign currencies	(2,800)
Total change in net unrealized appreciation (depreciation)		(2,061,476)
Net gain (loss)		(966,471)
Net increase (decrease) in net assets resulting from operations		$ (930,314)
Other Information
Deferred sales charges withheld by FDC		$ 222
Exchange fees withheld by FSC		$ 210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Paper and Forest Products Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,157	$ (38,433)
Net realized gain (loss)	1,095,005	2,462,808
Change in net unrealized appreciation (depreciation)	(2,061,476)	2,494,217
Net increase (decrease) in net assets resulting from operations	(930,314)	4,918,592
Share transactions Net proceeds from sales of shares	14,008,502	26,995,138
Cost of shares redeemed	(17,835,552)	(24,424,891)
Net increase (decrease) in net assets resulting from share transactions	(3,827,050)	2,570,247
Redemption fees	22,415	21,236
Total increase (decrease) in net assets	(4,734,949)	7,510,075

Net Assets
Beginning of period	28,818,337	21,308,262
End of period (including undistributed net investment income of $36,157 and $0, respectively)	$ 24,083,388	$ 28,818,337
Other Information Shares
Sold	447,823	930,389
Redeemed	(575,717)	(904,918)
Net increase (decrease)	(127,894)	25,471

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004G	2003	2002	2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.64	$ 24.07	$ 28.78	$ 25.00	$ 22.17	$ 18.45
Income from Investment Operations
Net investment income (loss)E	.04	(.05)	(.02)	.11	.20	.20
Net realized and unrealized gain (loss)	(.95)	7.59	(4.74)	3.71	2.64	3.26
Total from investment operations	(.91)	7.54	(4.76)	3.82	2.84	3.46
Distributions from net investment income	-	-	-	(.16)	(.15)	-
Redemption fees added to paid in capitalE	.03	.03	.05	.12	.14	.26
Net asset value, end of period	$ 30.76	$ 31.64	$ 24.07	$ 28.78	$ 25.00	$ 22.17
Total Return,B,C,D	(2.78)%	31.45%	(16.37)%	15.82%	13.48%	20.16%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.39%A	2.01%	1.81%	1.82%	2.10%	1.89%
Expenses net of voluntary waivers, if any	1.39%A	2.01%	1.81%	1.82%	2.10%	1.89%
Expenses net of all reductions	1.35%A	1.94%	1.73%	1.69%	2.03%	1.74%
Net investment income (loss)	.27%A	(.20)%	(.07)%	.42%	.86%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,083	$ 28,818	$ 21,308	$ 26,076	$ 15,252	$ 12,412
Portfolio turnover rate	73%A	188%	201%	247%	318%	383%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Sector

Business Services and Outsourcing Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Affiliated Computer Services, Inc. Class A	12.8
First Data Corp.	10.7
Ceridian Corp.	7.9
DST Systems, Inc.	7.3
Computer Sciences Corp.	6.6
Amdocs Ltd.	3.6
SunGard Data Systems, Inc.	3.5
Quest Diagnostics, Inc.	3.3
Kanbay International, Inc.	3.1
Paychex, Inc.	3.1
61.9
Top Industries as of August 31, 2004
% of fund's net assets
IT Services	75.6%
Health Care Providers & Services	6.5%
Software	5.8%
Commercial Services & Supplies	5.8%
Media	1.7%
All Others*	4.6%

* Includes short-term investments and net other assets.

Semiannual Report

Business Services and Outsourcing Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.2%
SI International, Inc. (a)	4,000	$ 80,040
COMMERCIAL SERVICES & SUPPLIES - 5.8%
Adecco SA sponsored ADR	14,300	167,167
Capita Group PLC	15,100	86,273
Cendant Corp.	37,300	806,799
Cintas Corp.	6,300	258,363
Equifax, Inc.	10,300	251,320
H&R Block, Inc.	300	14,478
Hudson Highland Group, Inc. (a)	11,000	302,390
Korn/Ferry International (a)	10,300	183,031
MemberWorks, Inc. (a)	1,600	39,904
Robert Half International, Inc.	1,900	46,550
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,156,275
COMPUTERS & PERIPHERALS - 0.2%
Maxtor Corp. (a)	3,500	14,700
Moser-Baer India Ltd.	15,200	60,610
TOTAL COMPUTERS & PERIPHERALS		75,310
HEALTH CARE PROVIDERS & SERVICES - 6.5%
DaVita, Inc. (a)	30,000	909,300
IMS Health, Inc.	8,578	200,125
Pediatrix Medical Group, Inc. (a)	1,400	98,140
Quest Diagnostics, Inc.	14,100	1,206,960
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,414,525
INSURANCE - 0.3%
Hilb Rogal & Hobbs Co.	1,600	54,464
USI Holdings Corp. (a)	2,900	37,294
TOTAL INSURANCE		91,758
IT SERVICES - 75.6%
Accenture Ltd. Class A (a)	300	7,830
Affiliated Computer Services, Inc. Class A (a)(d)	87,200	4,737,575
Alliance Data Systems Corp. (a)	16,900	645,580
BearingPoint, Inc. (a)	83,500	673,845
Ceridian Corp. (a)	158,300	2,926,967
Certegy, Inc.	6,200	237,956
Cognizant Technology Solutions Corp. Class A (a)	16,908	463,617
Computer Horizons Corp. (a)	21,100	82,501
Computer Sciences Corp. (a)(d)	52,500	2,433,375
Convergys Corp. (a)	42,500	590,750
DST Systems, Inc. (a)(d)	60,000	2,714,400
First Data Corp.	94,000	3,971,500
HCL Technologies Ltd.	13,800	94,839
Inforte Corp. (a)	25,800	225,724
Infosys Technologies Ltd.	30,788	1,046,639

	Shares	Value (Note 1)
Intelligroup, Inc. (a)(d)	20,589	$ 37,266
Kanbay International, Inc.	57,300	1,140,843
ManTech International Corp. Class A (a)	27,100	434,142
Mastek Ltd.	5,251	34,280
Paychex, Inc.	38,087	1,130,041
Sabre Holdings Corp. Class A	8,600	197,800
Satyam Computer Services Ltd.	70,500	516,904
Satyam Computer Services Ltd. ADR (d)	16,100	315,882
SunGard Data Systems, Inc. (a)	56,700	1,304,100
Syntel, Inc. (d)	20,300	309,981
The BISYS Group, Inc. (a)	76,900	1,091,980
Titan Corp. (a)	50,100	663,324
TOTAL IT SERVICES		28,029,641
MEDIA - 1.7%
Interpublic Group of Companies, Inc. (a)	28,603	301,762
Omnicom Group, Inc.	4,639	319,210
TOTAL MEDIA		620,972
OFFICE ELECTRONICS - 0.3%
Xerox Corp. (a)	7,300	98,039
REAL ESTATE - 0.3%
CB Richard Ellis Group, Inc. Class A	4,900	95,501
SOFTWARE - 5.8%
Amdocs Ltd. (a)	66,700	1,340,670
BEA Systems, Inc. (a)	15,100	99,660
Intuit, Inc. (a)	13,000	549,770
Patni Computer Systems Ltd.	11,519	78,554
Reynolds & Reynolds Co. Class A	4,000	98,040
TOTAL SOFTWARE		2,166,694
TOTAL COMMON STOCKS (Cost $31,246,345)		35,828,755
Money Market Funds - 16.9%
Fidelity Cash Central Fund, 1.53% (b)	1,070,898	$ 1,070,898
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	5,197,675	5,197,675
TOTAL MONEY MARKET FUNDS (Cost $6,268,573)		6,268,573
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $37,514,918)		42,097,328
NET OTHER ASSETS - (13.6)%		(5,043,647)
NET ASSETS - 100%		$ 37,053,681
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
India	5.9%
United Kingdom	3.8%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $2,298,000 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Business Services and Outsourcing Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,091,377) (cost $37,514,918) - See accompanying schedule		$ 42,097,328
Cash		5,692
Receivable for investments sold		154,367
Receivable for fund shares sold		134,158
Dividends receivable		4,517
Interest receivable		468
Prepaid expenses		41
Other affiliated receivables		163
Other receivables		4,468
Total assets		42,401,202

Liabilities
Payable for fund shares redeemed	$ 49,491
Accrued management fee	17,372
Other affiliated payables	16,186
Other payables and accrued expenses	66,797
Collateral on securities loaned, at value	5,197,675
Total liabilities		5,347,521

Net Assets		$ 37,053,681
Net Assets consist of:
Paid in capital		$ 34,204,691
Accumulated net investment loss		(162,053)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,522,044)
Net unrealized appreciation (depreciation) on investments		4,533,087
Net Assets, for 2,608,249 shares outstanding		$ 37,053,681
Net Asset Value, offering price and redemption price per share ($37,053,681 ÷ 2,608,249 shares)		$ 14.21

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 47,410
Special Dividends		14,856
Interest		7,007
Security lending		9,337
Total income		78,610

Expenses
Management fee	$ 111,475
Transfer agent fees	82,448
Accounting and security lending fees	15,516
Non-interested trustees' compensation	97
Custodian fees and expenses	4,873
Registration fees	7,478
Audit	18,142
Legal	52
Miscellaneous	3,244
Total expenses before reductions	243,325
Expense reductions	(2,662)	240,663
Net investment income (loss)		(162,053)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,183,523
Foreign currency transactions	(1,238)
Total net realized gain (loss)		1,182,285
Change in net unrealized appreciation (depreciation) on investment securities (net of increase in deferred foreign taxes of $49,323)		(1,095,918)
Net gain (loss)		86,367
Net increase (decrease) in net assets resulting from operations		$ (75,686)
Other Information
Deferred sales charges withheld by FDC		$ 135
Exchange fees withheld by FSC		$ 353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Business Services and Outsourcing Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (162,053)	$ (391,535)
Net realized gain (loss)	1,182,285	1,670,013
Change in net unrealized appreciation (depreciation)	(1,095,918)	9,233,366
Net increase (decrease) in net assets resulting from operations	(75,686)	10,511,844
Share transactions Net proceeds from sales of shares	17,808,246	12,647,841
Cost of shares redeemed	(15,754,817)	(15,988,062)
Net increase (decrease) in net assets resulting from share transactions	2,053,429	(3,340,221)
Redemption fees	8,197	8,594
Total increase (decrease) in net assets	1,985,940	7,180,217

Net Assets
Beginning of period	35,067,741	27,887,524
End of period (including accumulated net investment loss of $162,053 and $0, respectively)	$ 37,053,681	$ 35,067,741
Other Information Shares
Sold	1,226,028	989,188
Redeemed	(1,097,627)	(1,244,696)
Net increase (decrease)	128,401	(255,508)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 I	2003	2002	2001	2000 I
Selected Per-Share Data
Net asset value, beginning of period	$ 14.14	$ 10.20	$ 15.21	$ 14.66	$ 14.00	$ 13.57
Income from Investment Operations
Net investment income (loss) E	(.06) F	(.15)	(.12)	(.11)	(.09)	(.05) G
Net realized and unrealized gain (loss)	.13	4.09	(4.90)	.81	2.00	1.69
Total from investment operations	.07	3.94	(5.02)	.70	1.91	1.64
Distributions from net realized gain	-	-	-	(.19)	(1.28)	(1.23)
Redemption fees added to paid in capital E	- J	- J	.01	.04	.03	.02
Net asset value, end of period	$ 14.21	$ 14.14	$ 10.20	$ 15.21	$ 14.66	$ 14.00
Total Return B, C, D	.50%	38.63%	(32.94)%	5.23%	15.21%	12.15%
Ratios to Average Net Assets H
Expenses before expense reductions	1.26% A	1.64%	1.61%	1.42%	1.54%	1.50%
Expenses net of voluntary waivers, if any	1.26% A	1.64%	1.61%	1.42%	1.54%	1.50%
Expenses net of all reductions	1.24% A	1.63%	1.57%	1.39%	1.51%	1.48%
Net investment income (loss)	(.84)% A	(1.17)%	(.97)%	(.74)%	(.67)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,054	$ 35,068	$ 27,888	$ 63,326	$ 55,166	$ 52,278
Portfolio turnover rate	83% A	54%	129%	159%	123%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.05 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Computers Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Dell, Inc.	9.2
Cisco Systems, Inc.	8.6
Intel Corp.	8.1
EMC Corp.	7.0
Analog Devices, Inc.	5.1
National Semiconductor Corp.	2.9
Best Buy Co., Inc.	1.9
Integrated Circuit Systems, Inc.	1.8
Apple Computer, Inc.	1.8
Altera Corp.	1.7
48.1
Top Industries as of August 31, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	35.5%
Computers & Peripherals	25.4%
Communications Equipment	21.2%
Software	6.0%
Electronic Equipment & Instruments	4.7%
All Others *	7.2%

* Includes short-term investments and net other assets.

Semiannual Report

Computers Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 21.2%
Adaptec, Inc. (a)	212,600	$ 1,483,948
ADC Telecommunications, Inc. (a)	1,330,000	2,846,200
Alvarion Ltd. (a)	142,700	1,601,094
Avaya, Inc. (a)	566,600	6,867,192
Brocade Communications Systems, Inc. (a)	316,400	1,559,852
Carrier Access Corp. (a)	239,800	1,652,222
Cisco Systems, Inc. (a)	2,939,200	55,139,392
Comverse Technology, Inc. (a)	126,700	2,218,517
Corning, Inc. (a)	299,500	3,030,940
CSR PLC	55,100	359,252
Emulex Corp. (a)	349,600	3,709,256
Enterasys Networks, Inc. (a)	1,049,000	1,888,200
Extreme Networks, Inc. (a)	320,300	1,489,395
F5 Networks, Inc. (a)	46,600	1,144,962
Foundry Networks, Inc. (a)	81,400	742,368
ITF Optical Technologies, Inc. Series A (e)	31,365	39,206
Juniper Networks, Inc. (a)	50,332	1,152,099
Marconi Corp. PLC (a)	307,903	3,213,155
McDATA Corp. Class A (a)	426,900	2,202,804
Motorola, Inc.	643,100	10,386,065
Nokia Corp. sponsored ADR	218,800	2,599,344
Packeteer, Inc. (a)	153,300	1,537,599
Plantronics, Inc.	67,100	2,606,835
Powerwave Technologies, Inc. (a)	445,399	2,694,664
QLogic Corp. (a)	135,900	3,548,349
QUALCOMM, Inc.	265,800	10,113,690
Research in Motion Ltd. (a)	41,200	2,483,266
Riverstone Networks, Inc. (a)	537,100	397,454
Scientific-Atlanta, Inc.	76,700	2,089,308
Telefonaktiebolaget LM Ericsson ADR (a)	209,300	5,659,472
TOTAL COMMUNICATIONS EQUIPMENT		136,456,100
COMPUTERS & PERIPHERALS - 25.4%
Acer, Inc.	1,236,438	1,651,988
Apple Computer, Inc. (a)	327,600	11,298,924
Compal Electronics, Inc.	1,523,825	1,447,196
Dell, Inc. (a)	1,696,400	59,102,576
Dot Hill Systems Corp. (a)	462,500	3,542,750
EMC Corp. (a)	4,152,400	44,721,348
Gateway, Inc. (a)	174,700	766,933
Hutchinson Technology, Inc. (a)	189,300	4,603,776
International Business Machines Corp.	2,300	194,787
Lexmark International, Inc. Class A (a)	73,800	6,527,610
Network Appliance, Inc. (a)	203,800	4,090,266
PalmOne, Inc. (a)	111,320	3,634,598
Quanta Computer, Inc.	1,261,312	2,157,679
Storage Technology Corp. (a)	99,000	2,400,750
Sun Microsystems, Inc. (a)	2,704,000	10,383,360

	Shares	Value (Note 1)
Synaptics, Inc. (a)	158,600	$ 2,913,482
Western Digital Corp. (a)	508,400	3,792,664
TOTAL COMPUTERS & PERIPHERALS		163,230,687
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
PT Indosat Tbk sponsored ADR	37,700	839,956
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
Agilysys, Inc.	77,300	1,204,334
Arrow Electronics, Inc. (a)	134,700	2,914,908
AU Optronics Corp. sponsored ADR	52,600	651,714
Avnet, Inc. (a)	55,600	882,928
Bell Microproducts, Inc. (a)	497,900	3,779,061
Benchmark Electronics, Inc. (a)	66,700	1,918,292
Flextronics International Ltd. (a)	165,700	2,056,337
Hon Hai Precision Industries Co. Ltd.	1,450,465	4,770,000
National Instruments Corp.	46,125	1,202,479
Solectron Corp. (a)	318,600	1,643,976
Somera Communications, Inc. (a)	431,300	577,942
Symbol Technologies, Inc.	154,800	1,996,920
Tech Data Corp. (a)	62,400	2,349,984
World Peace Industrial Co. Ltd.	3,263,130	2,386,835
Xyratex Ltd.	169,000	1,647,750
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		29,983,460
HOUSEHOLD DURABLES - 0.3%
ReignCom Ltd.	19,384	396,433
Sony Corp. sponsored ADR	34,100	1,182,247
TOTAL HOUSEHOLD DURABLES		1,578,680
INTERNET & CATALOG RETAIL - 0.3%
eBay, Inc. (a)	17,800	1,540,412
Netflix, Inc. (a)	34,800	485,460
TOTAL INTERNET & CATALOG RETAIL		2,025,872
INTERNET SOFTWARE & SERVICES - 1.4%
Akamai Technologies, Inc. (a)	155,100	2,086,095
Google, Inc. Class A	29,700	3,042,765
Openwave Systems, Inc. (a)	153,933	1,434,656
Yahoo!, Inc. (a)	91,400	2,605,814
TOTAL INTERNET SOFTWARE & SERVICES		9,169,330
IT SERVICES - 0.0%
Kanbay International, Inc.	4,700	93,577
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 35.5%
Agere Systems, Inc.:
Class A (a)	113,000	136,730
Class B (a)	303,000	360,570
Altera Corp. (a)	587,500	11,115,500
Analog Devices, Inc.	942,070	32,708,670
Applied Materials, Inc. (a)	236,900	3,764,341
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
ATI Technologies, Inc. (a)	48,900	$ 708,814
ATMI, Inc. (a)	129,500	2,439,780
Axcelis Technologies, Inc. (a)	170,700	1,331,460
Broadcom Corp. Class A (a)	35,600	966,184
Conexant Systems, Inc. (a)	595,668	887,545
Cree, Inc. (a)	26,700	667,767
Cypress Semiconductor Corp. (a)	425,300	4,150,928
Fairchild Semiconductor International, Inc. (a)	214,200	2,641,086
Freescale Semiconductor, Inc. Class A	136,600	1,898,740
Integrated Circuit Systems, Inc. (a)	534,500	11,748,310
Integrated Device Technology, Inc. (a)	576,500	6,174,315
Intel Corp.	2,439,200	51,930,568
International Rectifier Corp. (a)	76,200	2,503,932
Intersil Corp. Class A	331,900	5,785,017
KLA-Tencor Corp. (a)	205,500	7,677,480
Lam Research Corp. (a)	75,600	1,629,180
Lattice Semiconductor Corp. (a)	252,450	1,151,172
Linear Technology Corp.	101,400	3,627,078
Marvell Technology Group Ltd. (a)	302,900	7,003,048
Micron Technology, Inc. (a)	798,700	9,193,037
Mindspeed Technologies, Inc. (a)	236,100	715,383
National Semiconductor Corp. (a)	1,403,400	18,707,322
O2Micro International Ltd. (a)	114,700	1,102,267
PLX Technology, Inc. (a)	99,600	625,488
PMC-Sierra, Inc. (a)(d)	245,000	2,288,300
Samsung Electronics Co. Ltd.	6,133	2,402,068
Silicon Image, Inc. (a)	241,300	2,654,300
Standard Microsystems Corp. (a)	134,000	2,126,580
Taiwan Semiconductor Manufacturing Co. Ltd.	592,109	820,797
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	666,277	5,030,391
Teradyne, Inc. (a)	324,900	4,181,463
Texas Instruments, Inc.	46,300	904,702
Trident Microsystems, Inc. (a)	163,200	2,216,256
United Microelectronics Corp. sponsored ADR (a)(d)	522,845	1,986,811
Xilinx, Inc.	387,900	10,640,097
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		228,603,477
SOFTWARE - 6.0%
Amdocs Ltd. (a)	100,700	2,024,070
Ascential Software Corp. (a)	111,400	1,443,744
BakBone Software, Inc. (a)	460,600	442,058
Concord Communications, Inc. (a)	172,800	1,496,448
E.piphany, Inc. (a)	172,300	677,139
Embarcadero Technologies, Inc. (a)	299,100	2,368,872
Intellisync Corp. (a)(d)	140,420	314,541
Microsoft Corp.	298,600	8,151,780
Novell, Inc. (a)	310,500	1,831,950

	Shares	Value (Note 1)
Oracle Corp. (a)	378,600	$ 3,774,642
Quest Software, Inc. (a)	200,500	2,029,060
RADWARE Ltd. (a)	37,600	705,000
Red Hat, Inc. (a)	91,967	1,127,515
Salesforce.com, Inc.	500	6,500
Siebel Systems, Inc. (a)	318,078	2,420,574
Sonic Solutions, Inc. (a)(d)	76,500	1,149,030
Symantec Corp. (a)	73,900	3,544,244
VERITAS Software Corp. (a)	269,400	4,504,368
Visual Networks, Inc. (a)	100,000	250,000
TOTAL SOFTWARE		38,261,535
SPECIALTY RETAIL - 1.9%
Best Buy Co., Inc.	261,500	12,164,980
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Telesystem International Wireless, Inc. (a)	164,700	1,543,063
TOTAL COMMON STOCKS (Cost $677,313,560)		623,950,717
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(e)	233,000	2
SOFTWARE - 0.0%
Monterey Design Systems Series E (e)	29,800	26,820
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,865,608)		26,822
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 1.53% (b)	20,334,148	20,334,148
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	3,228,334	3,228,334
TOTAL MONEY MARKET FUNDS (Cost $23,562,482)		23,562,482
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $704,741,650)		647,540,021
NET OTHER ASSETS - (0.7)%		(4,348,785)
NET ASSETS - 100%		$ 643,191,236
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,028 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,575,000
Monterey Design Systems Series E	11/1/00	$ 1,564,500
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,301,108
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $901,379,000 of which $649,599,000 and $251,780,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,068,131) (cost $704,741,650) - See accompanying schedule		$ 647,540,021
Foreign currency held at value (cost $1,687,219)		1,678,761
Receivable for investments sold		642,667
Receivable for fund shares sold		114,975
Dividends receivable		356,305
Interest receivable		23,211
Prepaid expenses		1,016
Other affiliated receivables		553
Other receivables		218,201
Total assets		650,575,710

Liabilities
Payable for investments purchased	$ 2,609,196
Payable for fund shares redeemed	933,460
Accrued management fee	313,691
Other affiliated payables	277,043
Other payables and accrued expenses	22,750
Collateral on securities loaned, at value	3,228,334
Total liabilities		7,384,474

Net Assets		$ 643,191,236
Net Assets consist of:
Paid in capital		$ 1,609,690,976
Accumulated net investment loss		(2,767,902)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(906,521,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(57,209,863)
Net Assets, for 22,509,149 shares outstanding		$ 643,191,236
Net Asset Value, offering price and redemption price per share ($643,191,236 ÷ 22,509,149 shares)		$ 28.57

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,213,181
Special Distributions		158,179
Interest		56,947
Security lending		31,789
		1,460,096
Less foreign taxes withheld		(172,024)
Total income		1,288,072

Expenses
Management fee	$ 2,333,995
Transfer agent fees	1,612,875
Accounting and security lending fees	181,064
Non-interested trustees' compensation	2,157
Custodian fees and expenses	38,988
Registration fees	26,816
Audit	21,627
Legal	1,957
Miscellaneous	69,129
Total expenses before reductions	4,288,608
Expense reductions	(232,634)	4,055,974
Net investment income (loss)		(2,767,902)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $33,924)	3,735,557
Foreign currency transactions	(74,259)
Total net realized gain (loss)		3,661,298
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $58,626)	(217,538,814)
Assets and liabilities in foreign currencies	(51,488)
Total change in net unrealized appreciation (depreciation)		(217,590,302)
Net gain (loss)		(213,929,004)
Net increase (decrease) in net assets resulting from operations		$ (216,696,906)
Other Information
Deferred sales charges withheld by FDC		$ 1,509
Exchange fees withheld by FSC		$ 9,623

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Computers Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,767,902)	$ (7,116,732)
Net realized gain (loss)	3,661,298	183,235,855
Change in net unrealized appreciation (depreciation)	(217,590,302)	219,382,824
Net increase (decrease) in net assets resulting from operations	(216,696,906)	395,501,947
Share transactions Net proceeds from sales of shares	40,430,686	281,411,926
Cost of shares redeemed	(180,315,065)	(249,855,642)
Net increase (decrease) in net assets resulting from share transactions	(139,884,379)	31,556,284
Redemption fees	64,781	161,436
Total increase (decrease) in net assets	(356,516,504)	427,219,667

Net Assets
Beginning of period	999,707,740	572,488,073
End of period (including accumulated net investment loss of $2,767,902 and $0, respectively)	$ 643,191,236	$ 999,707,740
Other Information Shares
Sold	1,191,649	8,778,752
Redeemed	(5,339,810)	(7,724,813)
Net increase (decrease)	(4,148,161)	1,053,939

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 37.50	$ 22.36	$ 32.73	$ 41.31	$ 127.95	$ 68.37
Income from Investment Operations
Net investment income (loss) E	(.11)I	(.27)	(.25)	(.30)	(.51)	(.41)
Net realized and unrealized gain (loss)	(8.82)	15.40	(10.12)	(8.29)	(64.38)	74.86
Total from investment operations	(8.93)	15.13	(10.37)	(8.59)	(64.89)	74.45
Distributions from net investment income	-	-	-	-	(11.85)	(14.92)
Distributions in excess of net realized gain	-	-	-	-	(9.94)	-
Total distributions	-	-	-	-	(21.79)	(14.92)
Redemption fees added to paid in capital E	- H	.01	- H	.01	.04	.05
Net asset value, end of period	$ 28.57	$ 37.50	$ 22.36	$ 32.73	$ 41.31	$ 127.95
Total Return B, C, D	(23.81)%	67.71%	(31.68)%	(20.77)%	(55.11)%	119.58%
Ratios to Average Net Assets F
Expenses before expense reductions	1.06% A	1.23%	1.40%	1.19%	.96%	1.07%
Expenses net of voluntary waivers, if any	1.06% A	1.23%	1.40%	1.19%	.96%	1.07%
Expenses net of all reductions	1.00% A	1.16%	1.31%	1.13%	.95%	1.05%
Net investment income (loss)	(.68)% A	(.85)%	(.96)%	(.77)%	(.52)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 643,191	$ 999,708	$ 572,488	$ 966,235	$ 1,472,080	$ 3,824,215
Portfolio turnover rate	84% A	138%	106%	206%	100%	129%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29. H Amount represents less than $.01 per share. I Investment income per share reflects a special distribution which amounted to $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Developing Communications Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
QUALCOMM, Inc.	8.5
Marconi Corp. PLC	6.9
Comverse Technology, Inc.	5.6
Motorola, Inc.	4.4
Alcatel SA sponsored ADR	4.0
Telefonaktiebolaget LM Ericsson ADR	3.6
Powerwave Technologies, Inc.	2.8
Mindspeed Technologies, Inc.	2.6
RADWARE Ltd.	2.3
Alvarion Ltd.	1.8
42.5
Top Industries as of August 31, 2004
% of fund's net assets
Communications Equipment	64.5%
Semiconductors & Semiconductor Equipment	11.7%
Wireless Telecommunication Services	4.2%
Software	4.0%
Electronic Equipment & Instruments	2.3%
All Others*	13.3%

* Includes short-term investments and net other assets.

Semiannual Report

Developing Communications Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 64.5%
3Com Corp. (a)	1,484,400	$ 6,694,644
Aastra Technologies Ltd. (a)	137,100	1,772,165
Adtran, Inc.	130,800	3,502,824
Adva AG Optical Networking (a)	518,980	2,970,221
Airspan Networks, Inc. (a)	200,700	824,877
Alcatel SA sponsored ADR (a)(d)	1,913,700	22,447,701
Alvarion Ltd. (a)	911,400	10,225,908
AudioCodes Ltd. (a)	410,700	4,653,231
Avaya, Inc. (a)	209,300	2,536,716
Bookham Technology PLC sponsored ADR (a)	294,300	194,238
Brooktrout, Inc. (a)	270,000	2,305,800
C-COR.net Corp. (a)	190,376	1,496,355
Carrier Access Corp. (a)	740,400	5,101,356
CIENA Corp. (a)	1,617,900	2,944,578
Comverse Technology, Inc. (a)	1,775,640	31,091,456
Ditech Communications Corp. (a)	321,400	6,916,528
Emulex Corp. (a)	93,200	988,852
Endwave Corp. (a)	27,400	375,380
Enterasys Networks, Inc. (a)	4,816,400	8,669,520
Extreme Networks, Inc. (a)	2,157,600	10,032,840
F5 Networks, Inc. (a)	404,400	9,936,108
Foundry Networks, Inc. (a)	290,200	2,646,624
Harmonic, Inc. (a)	495,500	2,938,315
Ixia (a)	141,800	1,124,474
Juniper Networks, Inc. (a)	378,500	8,663,865
Marconi Corp. PLC (a)	3,706,544	38,680,035
Motorola, Inc.	1,515,000	24,467,250
Network Equipment Technologies, Inc. (a)	205,400	1,370,018
Nokia Corp. sponsored ADR	470,100	5,584,788
Nortel Networks Corp. (a)	1,910,100	7,181,976
Oplink Communications, Inc. (a)	156,600	274,050
Packeteer, Inc. (a)	278,200	2,790,346
Powerwave Technologies, Inc. (a)	2,546,900	15,408,745
QLogic Corp. (a)	61,100	1,595,321
QUALCOMM, Inc.	1,249,400	47,539,669
Redback Networks, Inc. (a)	1,627,300	9,796,346
REMEC, Inc. (a)	1,290,000	6,695,100
Research in Motion Ltd. (a)	107,300	6,467,341
Riverstone Networks, Inc. (a)	4,880,400	3,611,496
Scientific-Atlanta, Inc.	245,400	6,684,696
Sierra Wireless, Inc. (a)	58,200	1,024,047
SpectraLink Corp.	12,600	120,078
Stratex Networks, Inc. (a)	387,300	991,488
Sycamore Networks, Inc. (a)	837,900	3,192,399
Tekelec (a)	77,500	1,415,925
Telefonaktiebolaget LM Ericsson ADR (a)	733,048	19,821,618
Telson Electronics Co. Ltd. (a)	850,529	0
Vyyo, Inc. (a)	181,800	972,812
WJ Communications, Inc. (a)	857,800	2,418,996
TOTAL COMMUNICATIONS EQUIPMENT		359,159,116

	Shares	Value (Note 1)
COMPUTERS & PERIPHERALS - 1.6%
Compal Electronics, Inc.	3,462,363	$ 3,288,249
Concurrent Computer Corp. (a)	579,935	1,014,886
Hutchinson Technology, Inc. (a)	54,000	1,313,280
NEC Corp. ADR	700	4,494
Novatel Wireless, Inc. (a)	71,332	1,401,674
Synaptics, Inc. (a)	34,500	633,765
Western Digital Corp. (a)	152,700	1,139,142
TOTAL COMPUTERS & PERIPHERALS		8,795,490
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR (a)	46,400	1,051,888
PT Indosat Tbk sponsored ADR	31,700	706,276
PT Telkomunikasi Indonesia Tbk sponsored ADR	42,000	682,920
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		2,441,084
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
Aeroflex, Inc. (a)	269,000	2,711,520
Anritsu Corp. (d)	313,000	2,203,277
AU Optronics Corp. sponsored ADR (d)	385,385	4,774,920
Ingram Micro, Inc. Class A (a)	134,500	1,993,290
Merix Corp. (a)	131,100	1,305,756
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		12,988,763
HOUSEHOLD DURABLES - 0.6%
LG Electronics, Inc.	74,340	3,550,758
INTERNET SOFTWARE & SERVICES - 1.2%
Openwave Systems, Inc. (a)	681,366	6,350,331
MEDIA - 0.9%
EchoStar Communications Corp. Class A (a)	150,200	4,603,630
News Corp. Ltd. sponsored ADR	9,410	279,948
The DIRECTV Group, Inc. (a)	19	302
TOTAL MEDIA		4,883,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
Advanced Energy Industries, Inc. (a)	414,900	4,049,424
Agere Systems, Inc. Class B (a)	3,108,000	3,698,520
Amkor Technology, Inc. (a)	132,000	501,600
Applied Materials, Inc. (a)	122,300	1,943,347
Conexant Systems, Inc. (a)	1,718,089	2,559,953
Freescale Semiconductor, Inc. Class A	429,200	5,965,880
Helix Technology Corp.	128,700	1,751,607
Intersil Corp. Class A	337,200	5,877,396
KLA-Tencor Corp. (a)	104,500	3,904,120
LTX Corp. (a)	210,100	1,079,914
Marvell Technology Group Ltd. (a)	71,200	1,646,144
Mindspeed Technologies, Inc. (a)	4,867,699	14,749,128
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
National Semiconductor Corp. (a)	245,500	$ 3,272,515
O2Micro International Ltd. (a)	313,000	3,007,930
PMC-Sierra, Inc. (a)	164,800	1,539,232
RF Micro Devices, Inc. (a)	94,600	484,352
Rohm Co. Ltd.	35,200	3,657,101
Silicon Laboratories, Inc. (a)	32,800	1,075,512
Teradyne, Inc. (a)	55,800	718,146
Varian Semiconductor Equipment Associates, Inc. (a)	97,900	2,741,200
Vitesse Semiconductor Corp. (a)	426,800	1,075,536
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		65,298,557
SOFTWARE - 4.0%
Intervoice, Inc. (a)	465,900	4,207,077
PalmSource, Inc. (a)	73,100	1,645,481
RADWARE Ltd. (a)	676,900	12,691,875
Ulticom, Inc. (a)	62,078	593,466
VERITAS Software Corp. (a)	195,600	3,270,432
TOTAL SOFTWARE		22,408,331
WIRELESS TELECOMMUNICATION SERVICES - 4.2%
Centennial Communications Corp. Class A (a)	57,200	303,732
KDDI Corp.	55	264,818
Nextel Communications, Inc. Class A (a)	207,100	4,802,649
Nextel Partners, Inc. Class A (a)	370,600	5,344,052
NII Holdings, Inc. (a)	97,500	3,573,375
Telesystem International Wireless, Inc. (a)	544,480	5,101,195
Wireless Facilities, Inc. (a)	617,700	3,940,926
TOTAL WIRELESS TELECOMMUNICATION SERVICES		23,330,747
TOTAL COMMON STOCKS (Cost $626,963,633)		509,207,057
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(e) (Cost $1,293,756)	131,000	1
Money Market Funds - 10.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b)	44,626,909	$ 44,626,909
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	13,615,734	13,615,734
TOTAL MONEY MARKET FUNDS (Cost $58,242,643)		58,242,643
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $686,500,032)	567,449,701
NET OTHER ASSETS - (1.8)%	(10,148,417)
NET ASSETS - 100%	$ 557,301,284
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	12/26/00	$ 1,293,756
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.8%
United Kingdom	6.9%
Israel	4.9%
France	4.0%
Canada	3.9%
Sweden	3.6%
Taiwan	1.4%
Japan	1.1%
Finland	1.0%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $1,372,594,000 of which $1,017,146,000 and $355,448,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Developing Communications Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,913,566) (cost $686,500,032) - See accompanying schedule		$ 567,449,701
Foreign currency held at value (cost $4,931,374)		4,931,160
Receivable for investments sold		1,012,000
Receivable for fund shares sold		283,941
Dividends receivable		113,765
Interest receivable		34,380
Prepaid expenses		638
Other affiliated receivables		1,813
Other receivables		512,378
Total assets		574,339,776

Liabilities
Payable for investments purchased	$ 1,516,825
Payable for fund shares redeemed	1,372,527
Accrued management fee	264,349
Other affiliated payables	248,326
Other payables and accrued expenses	20,731
Collateral on securities loaned, at value	13,615,734
Total liabilities		17,038,492

Net Assets		$ 557,301,284
Net Assets consist of:
Paid in capital		$ 1,972,880,679
Accumulated net investment loss		(2,441,851)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,294,086,999)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(119,050,545)
Net Assets, for 36,125,756 shares outstanding		$ 557,301,284
Net Asset Value, offering price and redemption price per share ($557,301,284 ÷ 36,125,756 shares)		$ 15.43

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 638,770
Interest		84,074
Security lending		213,274
		936,118
Less foreign taxes withheld		(94,972)
Total income		841,146

Expenses
Management fee	$ 2,027,559
Transfer agent fees	1,475,901
Accounting and security lending fees	167,756
Non-interested trustees' compensation	1,961
Custodian fees and expenses	31,866
Registration fees	31,455
Audit	20,968
Legal	1,320
Interest	3,336
Miscellaneous	60,235
Total expenses before reductions	3,822,357
Expense reductions	(539,360)	3,282,997
Net investment income (loss)		(2,441,851)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	79,033,787
Foreign currency transactions	60,615
Total net realized gain (loss)		79,094,402
Change in net unrealized appreciation (depreciation) on: Investment securities	(288,809,964)
Assets and liabilities in foreign currencies	(179,541)
Total change in net unrealized appreciation (depreciation)		(288,989,505)
Net gain (loss)		(209,895,103)
Net increase (decrease) in net assets resulting from operations		$ (212,336,954)
Other Information
Deferred sales charges withheld by FDC		$ 2,353
Exchange fees withheld by FSC		$ 12,893

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Developing Communications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,441,851)	$ (4,837,765)
Net realized gain (loss)	79,094,402	165,896,586
Change in net unrealized appreciation (depreciation)	(288,989,505)	207,997,322
Net increase (decrease) in net assets resulting from operations	(212,336,954)	369,056,143
Share transactions Net proceeds from sales of shares	171,562,779	533,497,327
Cost of shares redeemed	(342,320,635)	(282,265,665)
Net increase (decrease) in net assets resulting from share transactions	(170,757,856)	251,231,662
Redemption fees	335,099	252,561
Total increase (decrease) in net assets	(382,759,711)	620,540,366

Net Assets
Beginning of period	940,060,995	319,520,629
End of period (including accumulated net investment loss of $2,441,851 and $0, respectively)	$ 557,301,284	$ 940,060,995
Other Information Shares
Sold	9,420,744	32,423,726
Redeemed	(19,709,995)	(17,863,752)
Net increase (decrease)	(10,289,251)	14,559,974

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
August 31,	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.25	$ 10.03	$ 14.98	$ 23.94	$ 81.81	$ 32.72
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	(.10)	(.11)	(.31)	(.22)
Net realized and unrealized gain (loss)	(4.77)	10.34	(4.85)	(8.85)	(42.16)	52.31
Total from investment operations	(4.83)	10.21	(4.95)	(8.96)	(42.47)	52.09
Distributions from net realized gain	-	-	-	-	(4.18)	(3.07)
Distributions in excess of net realized gain	-	-	-	-	(11.27)	-
Total distributions	-	-	-	-	(15.45)	(3.07)
Redemption fees added to paid in capital E	.01	.01	- H	- H	.05	.07
Net asset value, end of period	$ 15.43	$ 20.25	$ 10.03	$ 14.98	$ 23.94	$ 81.81
Total Return B,C,D	(23.80)%	101.89%	(33.04)%	(37.43)%	(55.71)%	166.12%
Ratios to Average Net Assets F
Expenses before expense reductions	1.08% A	1.37%	1.76%	1.31%	1.00%	1.11%
Expenses net of voluntary waivers, if any	1.08%A	1.37%	1.76%	1.31%	1.00%	1.11%
Expenses net of all reductions	.93% A	1.23%	1.58%	1.22%	.98%	1.11%
Net investment income (loss)	(.69)%A	(.87)%	(.93)%	(.55)%	(.53)%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,301	$ 940,061	$ 319,521	$ 592,703	$ 1,286,990	$ 3,452,727
Portfolio turnover rate	206% A	205%	111%	198%	368%	112%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. GFor the year ended February 29. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Electronics Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Intel Corp.	10.0
Analog Devices, Inc.	9.9
National Semiconductor Corp.	9.3
Micron Technology, Inc.	6.2
KLA-Tencor Corp.	6.1
Lam Research Corp.	4.4
Hon Hai Precision Industries Co. Ltd.	3.2
Texas Instruments, Inc.	3.0
Applied Materials, Inc.	3.0
Motorola, Inc.	3.0
58.1
Top Industries as of August 31, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	76.8%
Electronic Equipment & Instruments	9.9%
Communications Equipment	5.3%
Computers & Peripherals	1.7%
Office Electronics	1.3%
All Others *	5.0%

* Includes short-term investments and net other assets.

Semiannual Report

Electronics Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 0.6%
Affymetrix, Inc. (a)	300,000	$ 8,340,000
Caliper Life Sciences, Inc. (a)	1,326,300	8,461,794
TOTAL BIOTECHNOLOGY		16,801,794
BUILDING PRODUCTS - 0.4%
Asahi Glass Co. Ltd.	973,000	9,414,262
CHEMICALS - 0.8%
Nitto Denko Corp.	472,300	20,751,888
COMMUNICATIONS EQUIPMENT - 5.3%
Brocade Communications Systems, Inc. (a)	1,325,400	6,534,222
Corning, Inc. (a)	1,075,000	10,879,000
Motorola, Inc.	4,783,300	77,250,295
QLogic Corp. (a)	720,600	18,814,866
QUALCOMM, Inc.	682,400	25,965,320
TOTAL COMMUNICATIONS EQUIPMENT		139,443,703
COMPUTERS & PERIPHERALS - 1.7%
High Tech Computer Corp.	145	492
Hutchinson Technology, Inc. (a)	648,500	15,771,520
Inventec Co. Ltd.	283,000	151,913
Quanta Computer, Inc.	12,997,328	22,234,037
Western Digital Corp. (a)	843,300	6,291,018
TOTAL COMPUTERS & PERIPHERALS		44,448,980
ELECTRONIC EQUIPMENT & INSTRUMENTS - 9.9%
Arrow Electronics, Inc. (a)	1,008,000	21,813,120
Avnet, Inc. (a)	1,257,014	19,961,382
AVX Corp. (d)	1,582,500	18,325,350
Flextronics International Ltd. (a)	4,972,400	61,707,484
Hon Hai Precision Industries Co. Ltd.	25,162,593	82,749,716
Ingram Micro, Inc. Class A (a)	1,398,800	20,730,216
Photon Dynamics, Inc. (a)	225,000	5,055,750
Vishay Intertechnology, Inc. (a)	2,147,600	27,381,900
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		257,724,918
HOUSEHOLD DURABLES - 1.2%
LG Electronics, Inc.	681,700	32,560,555
IT SERVICES - 0.1%
SunGard Data Systems, Inc. (a)	113,000	2,599,000
OFFICE ELECTRONICS - 1.3%
Canon, Inc. ADR	684,500	32,835,465
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 76.8%
Agere Systems, Inc. Class B (a)	16,435,500	19,558,245

	Shares	Value (Note 1)
Altera Corp. (a)	3,931,600	$ 74,385,872
Analog Devices, Inc.	7,493,200	260,163,904
Applied Materials, Inc. (a)	4,941,258	78,516,590
ASML Holding NV (NY Shares) (a)	1,020,700	13,207,858
ATI Technologies, Inc. (a)	1,261,200	18,281,324
ATMI, Inc. (a)	248,700	4,685,508
Axcelis Technologies, Inc. (a)	2,390,700	18,647,460
Cabot Microelectronics Corp. (a)(d)	210,700	7,035,273
Credence Systems Corp. (a)	906,800	6,048,356
Cypress Semiconductor Corp. (a)	1,329,200	12,972,992
DSP Group, Inc. (a)	383,000	7,280,830
Fairchild Semiconductor International, Inc. (a)	1,874,300	23,110,119
FormFactor, Inc. (a)	539,922	9,448,635
Freescale Semiconductor, Inc. Class A	582,200	8,092,580
Infineon Technologies AG sponsored ADR (a)(d)	1,056,700	10,366,227
Integrated Circuit Systems, Inc. (a)	1,062,650	23,357,047
Intel Corp.	12,251,800	260,840,820
International Rectifier Corp. (a)	788,900	25,923,254
KLA-Tencor Corp. (a)(d)	4,285,160	160,093,578
Lam Research Corp. (a)(d)	5,342,081	115,121,846
Lattice Semiconductor Corp. (a)	3,783,400	17,252,304
Marvell Technology Group Ltd. (a)	1,444,300	33,392,216
Micron Technology, Inc. (a)	14,075,000	162,003,250
National Semiconductor Corp. (a)(e)	18,335,225	244,408,549
PMC-Sierra, Inc. (a)	2,716,305	25,370,289
Samsung Electronics Co. Ltd.	126,350	49,486,599
Samsung Electronics Co. Ltd. GDR	42,900	8,311,875
Semiconductor Manufacturing International Corp. sponsored ADR (d)	3,337,840	33,912,454
Stats ChipPAC Ltd. ADR (a)	265,785	1,695,708
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,941,510	29,758,401
Teradyne, Inc. (a)	4,706,052	60,566,889
Texas Instruments, Inc. (d)	4,067,800	79,484,812
Trident Microsystems, Inc. (a)	794,100	10,783,878
United Microelectronics Corp. (a)	19,048,040	12,977,724
Varian Semiconductor Equipment Associates, Inc. (a)	647,300	18,124,400
Volterra Semiconductor Corp.	127,000	1,028,700
Xilinx, Inc.	2,364,100	64,847,263
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,010,543,629
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Nextel Communications, Inc. Class A (a)	238,200	5,523,858
TOTAL COMMON STOCKS (Cost $3,082,950,520)		2,572,648,052
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 0.0%
Procket Networks, Inc. Series C (a)(f) (Cost $2,469,000)	250,000	$ 3
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 1.53% (b)	20,793,703	20,793,703
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	42,048,925	42,048,925
TOTAL MONEY MARKET FUNDS (Cost $62,842,628)		62,842,628
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,148,262,148)	2,635,490,683
NET OTHER ASSETS - (0.7)%	(17,424,183)
NET ASSETS - 100%	$ 2,618,066,500
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Procket Networks, Inc. Series C	11/15/00	$ 2,469,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.7%
Taiwan	5.7%
Korea (South)	3.4%
Singapore	2.5%
Japan	2.5%
Cayman Islands	1.3%
Bermuda	1.3%
Others (individually less than 1%)	1.6%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
FormFactor, Inc.	$ 36,878,454	$ 998,301	$ 25,277,885	$ -	$ -
National Semiconductor Corp.	204,471,264	133,273,547	1,047,475	-	244,408,549
Total	$ 241,349,718	$ 134,271,848	$ 26,325,360	$ -	$ 244,408,549
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $3,065,758,000 of which $1,483,259,000, $1,514,780,000 and $67,719,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,720,860) (cost $3,148,262,148) - See accompanying schedule		$ 2,635,490,683
Cash		160,223
Foreign currency held at value (cost $13,706,931)		13,715,596
Receivable for investments sold		19,874,052
Receivable for fund shares sold		1,177,706
Dividends receivable		2,058,674
Interest receivable		54,346
Prepaid expenses		3,917
Other affiliated receivables		14,227
Other receivables		1,223,685
Total assets		2,673,773,109

Liabilities
Payable for investments purchased	$ 6,380,060
Payable for fund shares redeemed	4,951,505
Accrued management fee	1,299,889
Other affiliated payables	972,792
Other payables and accrued expenses	53,438
Collateral on securities loaned, at value	42,048,925
Total liabilities		55,706,609

Net Assets		$ 2,618,066,500
Net Assets consist of:
Paid in capital		$ 6,232,163,981
Accumulated net investment loss		(7,378,969)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,093,960,296)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(512,758,216)
Net Assets, for 83,882,812 shares outstanding		$ 2,618,066,500
Net Asset Value, offering price and redemption price per share ($2,618,066,500 ÷ 83,882,812 shares)		$ 31.21

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 8,287,138
Interest		261,192
Security lending		107,956
		8,656,286
Less foreign taxes withheld		(962,493)
Total income		7,693,793

Expenses
Management fee	$ 9,845,996
Transfer agent fees	5,563,259
Accounting and security lending fees	621,170
Non-interested trustees' compensation	9,166
Depreciation in deferred trustee compensation account	(672)
Custodian fees and expenses	228,288
Registration fees	64,815
Audit	25,359
Legal	4,678
Interest	1,757
Miscellaneous	201,529
Total expenses before reductions	16,565,345
Expense reductions	(1,492,583)	15,072,762
Net investment income (loss)		(7,378,969)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(5,286,125) from affiliated issuers)	42,309,966
Foreign currency transactions	(376,805)
Total net realized gain (loss)		41,933,161
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,144,503,275)
Assets and liabilities in foreign currencies	106,482
Total change in net unrealized appreciation (depreciation)		(1,144,396,793)
Net gain (loss)		(1,102,463,632)
Net increase (decrease) in net assets resulting from operations		$ (1,109,842,601)
Other Information
Deferred sales charges withheld by FDC		$ 3,554
Exchange fees withheld by FSC		$ 30,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Electronics Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,378,969)	$ (23,027,368)
Net realized gain (loss)	41,933,161	211,484,321
Change in net unrealized appreciation (depreciation)	(1,144,396,793)	1,520,786,535
Net increase (decrease) in net assets resulting from operations	(1,109,842,601)	1,709,243,488
Share transactions Net proceeds from sales of shares	325,295,348	1,241,499,853
Cost of shares redeemed	(707,971,177)	(1,046,012,527)
Net increase (decrease) in net assets resulting from share transactions	(382,675,829)	195,487,326
Redemption fees	511,928	1,306,474
Total increase (decrease) in net assets	(1,492,006,502)	1,906,037,288

Net Assets
Beginning of period	4,110,073,002	2,204,035,714
End of period (including accumulated net investment loss of $7,378,969 and $0, respectively)	$ 2,618,066,500	$ 4,110,073,002
Other Information Shares
Sold	8,244,894	34,702,413
Redeemed	(18,477,510)	(29,086,386)
Net increase (decrease)	(10,232,616)	5,616,027

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.67	$ 24.90	$ 44.26	$ 48.25	$ 121.58	$ 47.34
Income from Investment Operations
Net investment income (loss) E	(.08)	(.25)	(.26)	(.29)	(.30)	(.33)
Net realized and unrealized gain (loss)	(12.39)	19.01	(19.12)	(3.73)	(54.44)	81.13
Total from investment operations	(12.47)	18.76	(19.38)	(4.02)	(54.74)	80.80
Distributions from net realized gain	-	-	-	-	(15.17)	(6.62)
Distributions in excess of net realized gain	-	-	-	-	(3.51)	-
Total distributions	-	-	-	-	(18.68)	(6.62)
Redemption fees added to paid in capital E	.01	.01	.02	.03	.09	.06
Net asset value, end of period	$ 31.21	$ 43.67	$ 24.90	$ 44.26	$ 48.25	$ 121.58
Total Return B, C, D	(28.53)%	75.38%	(43.74)%	(8.27)%	(49.66)%	178.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.97% A	1.08%	1.14%	.99%	.88%	.99%
Expenses net of voluntary waivers, if any	.97% A	1.08%	1.14%	.99%	.88%	.99%
Expenses net of all reductions	.88% A	1.06%	1.06%	.97%	.87%	.98%
Net investment income (loss)	(.43)% A	(.70)%	(.78)%	(.59)%	(.31)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618,067	$ 4,110,073	$ 2,204,036	$ 4,539,791	$ 5,230,452	$ 9,960,884
Portfolio turnover rate	130% A	50%	70%	57%	100%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Marvell Technology Group Ltd.	4.3
Adtran, Inc.	4.3
VERITAS Software Corp.	3.9
Avaya, Inc.	3.8
Comverse Technology, Inc.	3.3
Motorola, Inc.	3.2
QUALCOMM, Inc.	2.9
Telefonaktiebolaget LM Ericsson ADR	2.8
Nortel Networks Corp.	2.7
Juniper Networks, Inc.	2.7
33.9
Top Industries as of August 31, 2004
% of fund's net assets
Communications Equipment	54.2%
Semiconductors & Semiconductor Equipment	18.1%
Software	8.1%
Electronic Equipment & Instruments	1.4%
Internet Software & Services	0.8%
All Others*	17.4%

* Includes short-term investments and net other assets.

Semiannual Report

Networking and Infrastructure Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 53.9%
3Com Corp. (a)	205,900	$ 928,609
ADC Telecommunications, Inc. (a)	1,145,500	2,451,370
Adtran, Inc.	186,860	5,004,111
Adva AG Optical Networking (a)	99,500	569,457
Alvarion Ltd. (a)	109,100	1,224,102
AudioCodes Ltd. (a)	115,100	1,304,083
Avaya, Inc. (a)	362,900	4,398,348
Black Box Corp.	7,100	257,304
Brocade Communications Systems, Inc. (a)	104,600	515,678
Brooktrout, Inc. (a)	60,000	512,400
Carrier Access Corp. (a)	48,400	333,476
Cisco Systems, Inc. (a)	62,740	1,177,002
Comverse Technology, Inc. (a)	221,200	3,873,212
Corning, Inc. (a)(d)	220,800	2,234,496
Ditech Communications Corp. (a)	53,100	1,142,712
Emulex Corp. (a)	22,900	242,969
Enterasys Networks, Inc. (a)	85,600	154,080
Extreme Networks, Inc. (a)	397,500	1,848,375
Foundry Networks, Inc. (a)	184,900	1,686,288
Harris Corp.	26,900	1,295,504
InterDigital Communication Corp. (a)	22,600	352,334
Ixia (a)	93,400	740,662
JDS Uniphase Corp. (a)	137,700	428,247
Juniper Networks, Inc. (a)	135,609	3,104,090
Lucent Technologies, Inc. (a)	300	939
Marconi Corp. PLC (a)	219,400	2,289,572
Motorola, Inc.	232,600	3,756,490
Nortel Networks Corp. (a)	856,100	3,218,936
Packeteer, Inc. (a)	94,900	951,847
Powerwave Technologies, Inc. (a)	168,000	1,016,400
QLogic Corp. (a)	21,380	558,232
QUALCOMM, Inc.	89,800	3,416,890
Redback Networks, Inc. (a)	256,600	1,544,732
REMEC, Inc. (a)	129,000	669,510
Research in Motion Ltd. (a)	30,900	1,862,450
Riverstone Networks, Inc. (a)	188,100	139,194
Scientific-Atlanta, Inc.	93,200	2,538,768
Sierra Wireless, Inc. (a)	12,400	218,182
Sonus Networks, Inc. (a)	43,300	227,758
Stratex Networks, Inc. (a)	54,500	139,520
Sycamore Networks, Inc. (a)	239,000	910,590
Tekelec (a)	32,800	599,256
Telefonaktiebolaget LM Ericsson ADR (a)	121,000	3,271,840
TOTAL COMMUNICATIONS EQUIPMENT		63,110,015
COMPUTERS & PERIPHERALS - 0.8%
ASUSTeK Computer, Inc.	3,960	8,877
Drexler Technology Corp. (a)	600	4,734
Novatel Wireless, Inc. (a)	15,200	298,680
Read-Rite Corp. (a)	44,000	44

	Shares	Value (Note 1)
Seagate Technology	50,800	$ 555,244
Sun Microsystems, Inc. (a)	3,500	13,440
TOTAL COMPUTERS & PERIPHERALS		881,019
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Covad Communications Group, Inc. (a)	1,800	2,628
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.4%
Agilent Technologies, Inc. (a)	300	6,150
Amphenol Corp. Class A (a)	12,200	366,732
Avnet, Inc. (a)	409	6,495
Flextronics International Ltd. (a)	55,300	686,273
Jabil Circuit, Inc. (a)	11,400	235,182
Sanmina-SCI Corp. (a)	48,500	335,620
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		1,636,452
INTERNET SOFTWARE & SERVICES - 0.8%
Openwave Systems, Inc. (a)	94,800	883,536
Vignette Corp. (a)	80,500	97,405
TOTAL INTERNET SOFTWARE & SERVICES		980,941
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.1%
Agere Systems, Inc. Class B (a)	877,440	1,044,154
Analog Devices, Inc.	16,500	572,880
Applied Materials, Inc. (a)	18,600	295,554
Broadcom Corp. Class A (a)	68,980	1,872,117
Conexant Systems, Inc. (a)	745,011	1,110,066
DSP Group, Inc. (a)	29,000	551,290
Fairchild Semiconductor International, Inc. (a)	9,500	117,135
Freescale Semiconductor, Inc. Class A	95,100	1,321,890
Integrated Silicon Solution, Inc. (a)	100	789
Intersil Corp. Class A	39,200	683,256
Lam Research Corp. (a)	5,400	116,370
Lattice Semiconductor Corp. (a)	98,200	447,792
LSI Logic Corp. (a)	224,510	1,084,383
Marvell Technology Group Ltd. (a)	218,840	5,059,581
Mindspeed Technologies, Inc. (a)	400,433	1,213,312
National Semiconductor Corp. (a)	175,400	2,338,082
O2Micro International Ltd. (a)	47,600	457,436
PMC-Sierra, Inc. (a)	293,312	2,739,534
Virage Logic Corp. (a)	21,700	203,980
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		21,229,601
SOFTWARE - 8.1%
BEA Systems, Inc. (a)	173,510	1,145,166
Check Point Software Technologies Ltd. (a)	33,100	580,574
McAfee, Inc. (a)	1,050	20,769
PalmSource, Inc. (a)	15,600	351,156
Portal Software, Inc. (a)	102,000	342,720
Common Stocks - continued
	Shares	Value (Note 1)
SOFTWARE - CONTINUED
RADWARE Ltd. (a)	49,100	$ 920,625
Symantec Corp. (a)	30,400	1,457,984
Vastera, Inc. (a)	50,100	94,188
VERITAS Software Corp. (a)	271,200	4,534,464
TOTAL SOFTWARE		9,447,646
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Alamosa Holdings, Inc. (a)	37,800	309,960
Nextel Communications, Inc. Class A (a)	25,500	591,345
TOTAL WIRELESS TELECOMMUNICATION SERVICES		901,305
TOTAL COMMON STOCKS (Cost $120,409,759)		98,189,607
Convertible Preferred Stocks - 0.3%

COMMUNICATIONS EQUIPMENT - 0.3%
Lucent Technologies Capital Trust I 7.75% (e) (Cost $300,000)	300	330,414
Money Market Funds - 17.8%

Fidelity Cash Central Fund, 1.53% (b)	18,577,599	18,577,599
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	2,257,050	2,257,050
TOTAL MONEY MARKET FUNDS (Cost $20,834,649)		20,834,649
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $141,544,408)		119,354,670
NET OTHER ASSETS - (2.0)%		(2,372,989)
NET ASSETS - 100%		$ 116,981,681
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $330,414 or 0.3% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.0%
Canada	4.5%
Bermuda	4.3%
Israel	3.4%
Sweden	2.8%
United Kingdom	2.0%
Others (individually less than 1%)	2.0%
100.0%
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $200,773,000 of which $117,214,000 and $83,559,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Networking and Infrastructure Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,228,424) (cost $141,544,408) - See accompanying schedule		$ 119,354,670
Foreign currency held at value (cost $ 83,813)		85,360
Receivable for fund shares sold		378,212
Dividends receivable		14,149
Interest receivable		15,071
Prepaid expenses		169
Other affiliated receivables		633
Other receivables		58,987
Total assets		119,907,251

Liabilities
Payable for fund shares redeemed	$ 536,604
Accrued management fee	56,248
Other affiliated payables	58,416
Other payables and accrued expenses	17,252
Collateral on securities loaned, at value	2,257,050
Total liabilities		2,925,570

Net Assets		$ 116,981,681
Net Assets consist of:
Paid in capital		$ 341,733,083
Accumulated net investment loss		(712,593)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(201,850,618)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(22,188,191)
Net Assets, for 62,695,895 shares outstanding		$ 116,981,681
Net Asset Value, offering price and redemption price per share ($116,981,681 ÷ 62,695,895 shares)		$ 1.87

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 82,589
Interest		36,673
Security lending		9,922
Total income		129,184

Expenses
Management fee	$ 431,031
Transfer agent fees	350,654
Accounting and security lending fees	38,161
Non-interested trustees' compensation	411
Custodian fees and expenses	4,315
Registration fees	30,346
Audit	17,257
Legal	153
Miscellaneous	17,490
Total expenses before reductions	889,818
Expense reductions	(48,041)	841,777
Net investment income (loss)		(712,593)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,285,309
Foreign currency transactions	(1,159)
Total net realized gain (loss)		1,284,150
Change in net unrealized appreciation (depreciation) on: Investment securities	(56,207,707)
Assets and liabilities in foreign currencies	(1,681)
Total change in net unrealized appreciation (depreciation)		(56,209,388)
Net gain (loss)		(54,925,238)
Net increase (decrease) in net assets resulting from operations		$ (55,637,831)
Other Information
Deferred sales charges withheld by FDC		$ 207
Exchange fees withheld by FSC		$ 3,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Networking and Infrastructure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (712,593)	$ (1,412,037)
Net realized gain (loss)	1,284,150	7,468,862
Change in net unrealized appreciation (depreciation)	(56,209,388)	59,771,786
Net increase (decrease) in net assets resulting from operations	(55,637,831)	65,828,611
Share transactions Net proceeds from sales of shares	58,012,288	248,584,834
Cost of shares redeemed	(96,976,548)	(181,244,333)
Net increase (decrease) in net assets resulting from share transactions	(38,964,260)	67,340,501
Redemption fees	115,723	318,064
Total increase (decrease) in net assets	(94,486,368)	133,487,176

Net Assets
Beginning of period	211,468,049	77,980,873
End of period (including accumulated net investment loss of $712,593 and $0, respectively)	$ 116,981,681	$ 211,468,049
Other Information Shares
Sold	25,767,345	110,117,410
Redeemed	(42,487,443)	(82,030,918)
Net increase (decrease)	(16,720,098)	28,086,492

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 2.66	$ 1.52	$ 2.38	$ 4.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.03)	(.03)	(.02)
Net realized and unrealized gain (loss)	(.78)	1.16	(.84)	(1.74)	(5.86)
Total from investment operations	(.79)	1.14	(.87)	(1.77)	(5.88)
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02
Net asset value, end of period	$ 1.87	$ 2.66	$ 1.52	$ 2.38	$ 4.14
Total Return B, C, D	(29.70)%	75.00%	(36.13)%	(42.51)%	(58.60)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.43%	1.93%	1.58%	1.60% A
Expenses net of voluntary waivers, if any	1.18% A	1.43%	1.93%	1.58%	1.60% A
Expenses net of all reductions	1.12% A	1.39%	1.78%	1.52%	1.59% A
Net investment income (loss)	(.95)% A	(1.00)%	(1.45)%	(1.03)%	(.89)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116,982	$ 211,468	$ 77,981	$ 110,547	$ 130,351
Portfolio turnover rate	121% A	57%	120%	177%	126% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F For the period September 21, 2000 (commencement of operations) to February 28, 2001. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Microsoft Corp.	15.5
BEA Systems, Inc.	8.9
Amdocs Ltd.	6.0
Siebel Systems, Inc.	5.9
Oracle Corp.	5.6
The BISYS Group, Inc.	5.3
Satyam Computer Services Ltd.	4.2
Infosys Technologies Ltd.	2.9
Nintendo Co. Ltd.	2.9
Symantec Corp.	2.6
59.8
Top Industries as of August 31, 2004
% of fund's net assets
Software	57.0%
IT Services	19.7%
Internet Software & Services	4.1%
Specialty Retail	2.5%
Communications Equipment	2.4%
All Others *	14.3%

* Includes short-term investments and net other assets.

Semiannual Report

Software and Computer Services Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.5%
Orbital Sciences Corp. (a)	245,400	$ 2,618,418
SI International, Inc. (a)	43,383	868,094
TOTAL AEROSPACE & DEFENSE		3,486,512
CAPITAL MARKETS - 0.1%
Investment Technology Group, Inc. (a)	40,000	549,200
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Equifax, Inc.	71,300	1,739,720
COMMUNICATIONS EQUIPMENT - 2.4%
Adtran, Inc.	158,500	4,244,630
Comverse Technology, Inc. (a)	671,000	11,749,210
TOTAL COMMUNICATIONS EQUIPMENT		15,993,840
COMPUTERS & PERIPHERALS - 1.6%
ActivCard Corp. (a)	500,000	3,035,000
Advanced Digital Information Corp. (a)	111,600	1,055,736
Cray, Inc. (a)	449,900	1,718,618
International Business Machines Corp.	1,400	118,566
Pinnacle Systems, Inc. (a)	300,700	1,124,618
Sun Microsystems, Inc. (a)	1,000,000	3,840,000
TOTAL COMPUTERS & PERIPHERALS		10,892,538
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
CDW Corp.	80,600	4,715,100
Tech Data Corp. (a)	61,700	2,323,622
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		7,038,722
HEALTH CARE PROVIDERS & SERVICES - 0.8%
IMS Health, Inc.	224,496	5,237,492
HOUSEHOLD DURABLES - 0.5%
Ngai Lik Industrial Holdings Ltd.	8,244,000	3,091,500
INTERNET SOFTWARE & SERVICES - 4.1%
Aladdin Knowledge Systems Ltd. (a)	50,000	775,500
Ariba, Inc. (a)	101,816	757,511
Blue Coat Systems, Inc. (a)(d)(e)	696,716	10,185,988
EarthLink, Inc. (a)	255,975	2,562,310
Google, Inc. Class A	29,600	3,032,520
iPass, Inc.	50,000	312,500
RealNetworks, Inc. (a)	225,900	1,122,723
Vitria Technology, Inc. (a)	1,566,500	4,527,185
Websense, Inc. (a)	86,800	3,328,780
TOTAL INTERNET SOFTWARE & SERVICES		26,605,017
IT SERVICES - 19.7%
Affiliated Computer Services, Inc. Class A (a)(d)	160,900	8,741,697
Ceridian Corp. (a)	458,900	8,485,061
First Data Corp.	100	4,225

	Shares	Value (Note 1)
Infosys Technologies Ltd.	554,704	$ 18,857,183
Kanbay International, Inc.	220,000	4,380,200
Mastek Ltd.	380,000	2,480,721
Paychex, Inc.	465,000	13,796,550
Satyam Computer Services Ltd.	3,737,500	27,403,226
Satyam Computer Services Ltd. ADR (d)	75,000	1,471,500
SM&A (a)	340,800	2,245,872
SunGard Data Systems, Inc. (a)	270,700	6,226,100
The BISYS Group, Inc. (a)(d)	2,453,700	34,842,540
TOTAL IT SERVICES		128,934,875
LEISURE EQUIPMENT & PRODUCTS - 0.3%
JAKKS Pacific, Inc. (a)	93,900	1,838,562
SOFTWARE - 57.0%
Altiris, Inc. (a)	3,900	92,547
Amdocs Ltd. (a)	1,943,500	39,064,350
Autodesk, Inc.	108,400	4,814,044
BEA Systems, Inc. (a)	8,779,800	57,946,680
Cadence Design Systems, Inc. (a)	650,500	8,085,715
Compuware Corp. (a)	333,600	1,511,208
Concord Communications, Inc. (a)	321,200	2,781,592
Concur Technologies, Inc. (a)	8,483	89,072
E.piphany, Inc. (a)	1,213,600	4,769,448
FileNET Corp. (a)	657,874	12,920,645
Informatica Corp. (a)	504,439	2,986,279
Microsoft Corp.	3,720,300	101,564,190
NetIQ Corp. (a)	150,000	1,443,000
Nintendo Co. Ltd. (d)	173,800	18,772,850
Oracle Corp. (a)	3,694,500	36,834,165
Quest Software, Inc. (a)(d)	415,700	4,206,884
RM PLC	1,401,900	3,272,095
SAP AG sponsored ADR	4,200	153,132
Secure Computing Corp. (a)	584,300	4,125,158
Siebel Systems, Inc. (a)	5,094,600	38,769,906
SurfControl PLC (a)	14,400	125,876
Symantec Corp. (a)(d)	357,300	17,136,108
Verint Systems, Inc. (a)	19,010	584,558
VERITAS Software Corp. (a)	554,700	9,274,584
Wind River Systems, Inc. (a)	191,100	2,073,435
TOTAL SOFTWARE		373,397,521
SPECIALTY RETAIL - 2.5%
Best Buy Co., Inc.	189,900	8,834,148
Circuit City Stores, Inc.	200,000	2,594,000
Office Depot, Inc. (a)	300,000	4,803,000
TOTAL SPECIALTY RETAIL		16,231,148
TOTAL COMMON STOCKS (Cost $677,494,541)		595,036,647
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
HOUSEHOLD DURABLES - 0.1%
LG Electronics, Inc. (Cost $1,173,280)	36,100	$ 951,484
Money Market Funds - 12.5%

Fidelity Cash Central Fund, 1.53% (b)	49,349,144	49,349,144
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	32,467,000	32,467,000
TOTAL MONEY MARKET FUNDS (Cost $81,816,144)		81,816,144
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $760,483,965)		677,804,275
NET OTHER ASSETS - (3.5)%	(23,123,759)
NET ASSETS - 100%	$ 654,680,516
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.2%
India	7.7%
United Kingdom	6.5%
Japan	2.9%
Others (individually less than 1%)	0.7%
100.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Blue Coat Systems, Inc.	$ 17,897,462	$ 13,698,133	$ 2,686,656	$ -	$ 10,185,988
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $256,344,000 of which $128,686,000 and $127,658,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,838,464) (cost $760,483,965) - See accompanying schedule		$ 677,804,275
Cash		225,782
Foreign currency held at value (cost $4,828,914)		4,821,658
Receivable for investments sold		10,486,830
Receivable for fund shares sold		231,106
Dividends receivable		304,505
Interest receivable		35,488
Prepaid expenses		914
Other affiliated receivables		608
Other receivables		165,125
Total assets		694,076,291

Liabilities
Payable for investments purchased	$ 3,067,566
Payable for fund shares redeemed	630,268
Accrued management fee	312,771
Other affiliated payables	222,157
Other payables and accrued expenses	2,696,013
Collateral on securities loaned, at value	32,467,000
Total liabilities		39,395,775

Net Assets		$ 654,680,516
Net Assets consist of:
Paid in capital		$ 952,496,238
Accumulated net investment loss		(1,982,054)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(210,689,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(85,143,729)
Net Assets, for 15,488,068 shares outstanding		$ 654,680,516
Net Asset Value, offering price and redemption price per share ($654,680,516 ÷ 15,488,068 shares)		$ 42.27

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,056,888
Special Dividends		342,084
Interest		126,896
Security lending		90,971
Total income		1,616,839

Expenses
Management fee	$ 2,194,797
Transfer agent fees	1,237,803
Accounting and security lending fees	173,847
Non-interested trustees' compensation	1,987
Custodian fees and expenses	84,860
Registration fees	25,629
Audit	21,363
Legal	2,913
Miscellaneous	44,841
Total expenses before reductions	3,788,040
Expense reductions	(189,147)	3,598,893
Net investment income (loss)		(1,982,054)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $16,376) (Including realized gain (loss) of $6,303 from affiliated issuers)	51,345,178
Foreign currency transactions	(42,248)
Total net realized gain (loss)		51,302,930
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,252,526)	(195,435,634)
Assets and liabilities in foreign currencies	(6,713)
Total change in net unrealized appreciation (depreciation)		(195,442,347)
Net gain (loss)		(144,139,417)
Net increase (decrease) in net assets resulting from operations		$ (146,121,471)
Other Information
Deferred sales charges withheld by FDC		$ 2,481
Exchange fees withheld by FSC		$ 4,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Software and Computer Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,982,054)	$ (4,018,803)
Net realized gain (loss)	51,302,930	150,579,863
Change in net unrealized appreciation (depreciation)	(195,442,347)	122,939,008
Net increase (decrease) in net assets resulting from operations	(146,121,471)	269,500,068
Share transactions Net proceeds from sales of shares	51,623,265	166,207,624
Cost of shares redeemed	(97,794,594)	(206,781,615)
Net increase (decrease) in net assets resulting from share transactions	(46,171,329)	(40,573,991)
Redemption fees	26,923	116,029
Total increase (decrease) in net assets	(192,265,877)	229,042,106

Net Assets
Beginning of period	846,946,393	617,904,287
End of period (including accumulated net investment loss of $1,982,054 and $0, respectively)	$ 654,680,516	$ 846,946,393
Other Information Shares
Sold	1,067,002	3,730,779
Redeemed	(2,065,342)	(4,658,389)
Net increase (decrease)	(998,340)	(927,610)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 J	2003	2002	2001	2000 J
Selected Per-Share Data
Net asset value, beginning of period	$ 51.37	$ 35.48	$ 41.84	$ 45.33	$ 105.09	$ 57.09
Income from Investment Operations
Net investment income (loss) E	(.12) H	(.24) G	(.24)	(.26)	(.29)	(.36) F
Net realized and unrealized gain (loss)	(8.98)	16.12	(6.13)	(3.02)	(28.23)	54.60
Total from investment operations	(9.10)	15.88	(6.37)	(3.28)	(28.52)	54.24
Distributions from net realized gain	-	-	-	(.24)	(31.32)	(6.33)
Redemption fees added to paid in capitalE	- K	.01	.01	.03	.08	.09
Net asset value, end of period	$ 42.27	$ 51.37	$ 35.48	$ 41.84	$ 45.33	$ 105.09
Total ReturnB,C,D	(17.71)%	44.79%	(15.20)%	(7.08)%	(35.27)%	100.83%
Ratios to Average Net AssetsI
Expenses before expense reductions	.99% A	1.09%	1.18%	1.09%	1.00%	1.11%
Expenses net of voluntary waivers, if any	.99% A	1.09%	1.18%	1.09%	1.00%	1.11%
Expenses net of all reductions	.94% A	1.06%	1.05%	1.05%	.99%	1.11%
Net investment income (loss)	(.52)%A	(.53)%	(.65)%	(.57)%	(.36)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 654,681	$ 846,946	$ 617,904	$ 782,519	$ 921,678	$ 1,447,686
Portfolio turnover rate	90% A	81%	198%	325%	272%	59%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.01 per share. G Investment income per share reflects a special dividend which amounted to $.03 per share. H Investment income per share reflects a special dividend which amounted to $.02 per share. I Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Technology Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
Microsoft Corp.	9.6
Cisco Systems, Inc.	8.7
Intel Corp.	7.8
Dell, Inc.	7.3
EMC Corp.	5.7
National Semiconductor Corp.	2.7
Motorola, Inc.	2.6
Analog Devices, Inc.	2.5
Oracle Corp.	2.5
QUALCOMM, Inc.	2.2
51.6
Top Industries as of August 31, 2004
% of fund's net assets
Semiconductors & Semiconductor Equipment	29.6%
Communications Equipment	22.0%
Computers & Peripherals	20.4%
Software	16.6%
Internet Software & Services	2.5%
All Others*	8.9%

* Includes short-term investments and net other assets.

Semiannual Report

Technology Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 22.0%
ADC Telecommunications, Inc. (a)	3,509,000	$ 7,509,260
Alcatel SA sponsored ADR (a)	591,700	6,940,641
Avaya, Inc. (a)	1,463,700	17,740,044
Brocade Communications Systems, Inc. (a)	295,900	1,458,787
Carrier Access Corp. (a)	90,100	620,789
Cisco Systems, Inc. (a)	8,686,900	162,966,244
Comverse Technology, Inc. (a)	335,630	5,876,881
Corning, Inc. (a)	729,300	7,380,516
CSR PLC	159,900	1,042,548
Emulex Corp. (a)	868,900	9,219,029
Enterasys Networks, Inc. (a)	2,575,100	4,635,180
Extreme Networks, Inc. (a)	875,000	4,068,750
Foundry Networks, Inc. (a)	232,400	2,119,488
ITF Optical Technologies, Inc. Series A (e)	65,118	81,398
Juniper Networks, Inc. (a)	396,574	9,077,579
Marconi Corp. PLC (a)	620,534	6,475,649
McDATA Corp. Class A (a)	1,381,400	7,128,024
Motorola, Inc.	2,970,400	47,971,960
Nokia Corp. sponsored ADR	638,100	7,580,628
Nortel Networks Corp. (a)	388,400	1,460,384
Plantronics, Inc.	197,800	7,684,530
Powerwave Technologies, Inc. (a)	1,183,400	7,159,570
QLogic Corp. (a)	374,100	9,767,751
QUALCOMM, Inc.	1,095,000	41,664,750
Research in Motion Ltd. (a)	167,400	10,089,776
Scientific-Atlanta, Inc.	460,500	12,544,020
Telefonaktiebolaget LM Ericsson ADR (a)	421,800	11,405,472
TOTAL COMMUNICATIONS EQUIPMENT		411,669,648
COMPUTERS & PERIPHERALS - 20.4%
Apple Computer, Inc. (a)	739,100	25,491,559
Compal Electronics, Inc.	4,073,179	3,868,349
Dell, Inc. (a)	3,939,600	137,255,664
Dot Hill Systems Corp. (a)	1,205,800	9,236,428
EMC Corp. (a)	9,977,245	107,454,929
Gateway, Inc. (a)	461,300	2,025,107
Hutchinson Technology, Inc. (a)	254,700	6,194,304
International Business Machines Corp.	265,350	22,472,492
Lexmark International, Inc. Class A (a)	160,800	14,222,760
Network Appliance, Inc. (a)	460,500	9,242,235
PalmOne, Inc. (a)	320,344	10,459,232
Quanta Computer, Inc.	3,286,432	5,621,975
Storage Technology Corp. (a)	231,500	5,613,875
Sun Microsystems, Inc. (a)	3,013,300	11,571,072
Synaptics, Inc. (a)	164,231	3,016,923
Western Digital Corp. (a)	1,262,890	9,421,159
TOTAL COMPUTERS & PERIPHERALS		383,168,063
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
Arrow Electronics, Inc. (a)	182,100	3,940,644

	Shares	Value (Note 1)
AU Optronics Corp. sponsored ADR	153,100	$ 1,896,909
Avnet, Inc. (a)	141,000	2,239,080
Benchmark Electronics, Inc. (a)	172,400	4,958,224
Flextronics International Ltd. (a)	451,200	5,599,392
Hon Hai Precision Industries Co. Ltd.	2,187,297	7,193,146
Symbol Technologies, Inc.	503,700	6,497,730
Vishay Intertechnology, Inc. (a)	364,800	4,651,200
Xyratex Ltd.	381,000	3,714,750
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		40,691,075
HOUSEHOLD DURABLES - 0.3%
Harman International Industries, Inc.	45,100	4,360,719
ReignCom Ltd.	51,800	1,059,392
TOTAL HOUSEHOLD DURABLES		5,420,111
INTERNET & CATALOG RETAIL - 2.1%
Amazon.com, Inc. (a)	304,800	11,625,072
eBay, Inc. (a)	301,400	26,083,156
Netflix, Inc. (a)	100,800	1,406,160
TOTAL INTERNET & CATALOG RETAIL		39,114,388
INTERNET SOFTWARE & SERVICES - 2.5%
Akamai Technologies, Inc. (a)	309,300	4,160,085
Blue Coat Systems, Inc. (a)	2,900	42,398
Google, Inc. Class A	86,400	8,851,680
Openwave Systems, Inc. (a)	420,133	3,915,640
Yahoo!, Inc. (a)	1,060,000	30,220,600
TOTAL INTERNET SOFTWARE & SERVICES		47,190,403
IT SERVICES - 1.0%
Ceridian Corp. (a)	310,200	5,735,598
Cognizant Technology Solutions Corp. Class A (a)	313,400	8,593,428
Infosys Technologies Ltd. sponsored ADR	87,400	4,562,280
Kanbay International, Inc.	13,500	268,785
TOTAL IT SERVICES		19,160,091
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 29.6%
Agere Systems, Inc. Class B (a)	588,500	700,315
Altera Corp. (a)	362,600	6,860,392
Analog Devices, Inc.	1,376,200	47,781,664
Applied Materials, Inc. (a)	2,025,500	32,185,195
ATI Technologies, Inc. (a)	142,500	2,065,563
ATMI, Inc. (a)	335,500	6,320,820
Broadcom Corp. Class A (a)(d)	86,600	2,350,324
Conexant Systems, Inc. (a)	2,027,185	3,020,506
Cree, Inc. (a)	139,060	3,477,891
Cypress Semiconductor Corp. (a)	855,400	8,348,704
Fairchild Semiconductor International, Inc. (a)	480,900	5,929,497
Freescale Semiconductor, Inc. Class A	395,400	5,496,060
Common Stocks - continued
	Shares	Value (Note 1)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Integrated Circuit Systems, Inc. (a)	1,470,100	$ 32,312,798
Integrated Device Technology, Inc. (a)	762,000	8,161,020
Intel Corp.	6,864,360	146,142,224
International Rectifier Corp. (a)	257,100	8,448,306
Intersil Corp. Class A	689,300	12,014,499
KLA-Tencor Corp. (a)	954,400	35,656,384
Lam Research Corp. (a)	414,500	8,932,475
Lattice Semiconductor Corp. (a)	611,700	2,789,352
Linear Technology Corp.	100,000	3,577,000
Marvell Technology Group Ltd. (a)	837,000	19,351,440
Micron Technology, Inc. (a)	1,920,340	22,103,113
Mindspeed Technologies, Inc. (a)	308,300	934,149
National Semiconductor Corp. (a)	3,805,500	50,727,315
PMC-Sierra, Inc. (a)	151,400	1,414,076
Samsung Electronics Co. Ltd.	20,850	8,166,170
Semiconductor Manufacturing International Corp. sponsored ADR	22,080	224,333
Silicon Image, Inc. (a)	794,651	8,741,161
Taiwan Semiconductor Manufacturing Co. Ltd.	1,505,944	2,087,579
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,907,588	14,402,289
Teradyne, Inc. (a)	1,267,400	16,311,438
Texas Instruments, Inc.	198,300	3,874,782
Trident Microsystems, Inc. (a)	52,000	706,160
United Microelectronics Corp. sponsored ADR (a)(d)	2,428,355	9,227,749
Varian Semiconductor Equipment Associates, Inc. (a)	69,100	1,934,800
Xilinx, Inc.	479,800	13,160,914
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		555,938,457
SOFTWARE - 16.6%
Amdocs Ltd. (a)	293,100	5,891,310
Lawson Software, Inc. (a)	310,604	1,739,382
Microsoft Corp.	6,596,460	180,083,357
Novell, Inc. (a)	627,519	3,702,362
Oracle Corp. (a)	4,745,300	47,310,641
Quest Software, Inc. (a)(d)	1,271,429	12,866,861
Red Hat, Inc. (a)	1,045,900	12,822,734
Salesforce.com, Inc.	1,500	19,500
SAP AG sponsored ADR	198,700	7,244,602
Secure Computing Corp. (a)	103,200	728,592
Siebel Systems, Inc. (a)	1,065,028	8,104,863
Symantec Corp. (a)	208,500	9,999,660
VERITAS Software Corp. (a)	1,243,685	20,794,413
Visual Networks, Inc. (a)	263,300	658,250
TOTAL SOFTWARE		311,966,527

	Shares	Value (Note 1)
SPECIALTY RETAIL - 0.4%
Best Buy Co., Inc.	142,700	$ 6,638,404
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Nextel Communications, Inc. Class A (a)	102,300	2,372,337
TOTAL COMMON STOCKS (Cost $1,990,286,440)		1,823,329,504
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	33,100	13,902
Procket Networks, Inc. Series C (a)(e)	504,045	5
TOTAL COMMUNICATIONS EQUIPMENT		13,907
SOFTWARE - 0.0%
Monterey Design Systems Series E (e)	62,734	56,461
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,782,023)		70,368
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 1.53% (b)	56,143,596	56,143,596
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	9,827,234	9,827,234
TOTAL MONEY MARKET FUNDS (Cost $65,970,830)		65,970,830
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,065,039,293)	1,889,370,702
NET OTHER ASSETS - (0.7)%	(12,937,190)
NET ASSETS - 100%	$ 1,876,433,512
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,766 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 570,644
ITF Optical Technologies, Inc. Series A	10/11/00	$ 3,269,910
Monterey Design Systems Series E	11/1/00	$ 3,293,498
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 4,977,948
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $2,944,572,000 of which $2,166,121,000 and $778,451,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,346,333) (cost $2,065,039,293) - See accompanying schedule		$ 1,889,370,702
Foreign currency held at value (cost $3,280,485)		3,256,567
Receivable for investments sold		1,166,089
Receivable for fund shares sold		844,657
Dividends receivable		1,151,259
Interest receivable		52,783
Prepaid expenses		2,615
Other affiliated receivables		5,219
Other receivables		617,264
Total assets		1,896,467,155

Liabilities
Payable for investments purchased	$ 5,147,505
Payable for fund shares redeemed	3,377,869
Accrued management fee	913,723
Other affiliated payables	740,768
Other payables and accrued expenses	26,544
Collateral on securities loaned, at value	9,827,234
Total liabilities		20,033,643

Net Assets		$ 1,876,433,512
Net Assets consist of:
Paid in capital		$ 4,989,975,171
Accumulated net investment loss		(7,826,976)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,930,022,255)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,692,428)
Net Assets, for 37,994,572 shares outstanding		$ 1,876,433,512
Net Asset Value, offering price and redemption price per share ($1,876,433,512 ÷ 37,994,572 shares)		$ 49.39

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,784,723
Interest		146,437
Security lending		77,503
Total income		3,008,663

Expenses
Management fee	$ 6,475,870
Transfer agent fees	4,268,882
Accounting and security lending fees	434,249
Non-interested trustees' compensation	5,940
Custodian fees and expenses	57,215
Registration fees	37,774
Audit	22,347
Legal	9,892
Miscellaneous	182,732
Total expenses before reductions	11,494,901
Expense reductions	(659,262)	10,835,639
Net investment income (loss)		(7,826,976)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	57,049,343
Foreign currency transactions	(186,711)
Total net realized gain (loss)		56,862,632
Change in net unrealized appreciation (depreciation) on: Investment securities	(548,557,130)
Assets and liabilities in foreign currencies	(68,447)
Total change in net unrealized appreciation (depreciation)		(548,625,577)
Net gain (loss)		(491,762,945)
Net increase (decrease) in net assets resulting from operations		$ (499,589,921)
Other Information
Deferred sales charges withheld by FDC		$ 12,036
Exchange fees withheld by FSC		$ 20,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Technology Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (7,826,976)	$ (17,265,633)
Net realized gain (loss)	56,862,632	454,325,260
Change in net unrealized appreciation (depreciation)	(548,625,577)	507,293,936
Net increase (decrease) in net assets resulting from operations	(499,589,921)	944,353,563
Share transactions Net proceeds from sales of shares	189,991,927	774,205,314
Cost of shares redeemed	(413,336,399)	(604,001,588)
Net increase (decrease) in net assets resulting from share transactions	(223,344,472)	170,203,726
Redemption fees	195,768	464,868
Total increase (decrease) in net assets	(722,738,625)	1,115,022,157

Net Assets
Beginning of period	2,599,172,137	1,484,149,980
End of period (including accumulated net investment loss of $7,826,976 and $0, respectively)	$ 1,876,433,512	$ 2,599,172,137
Other Information Shares
Sold	3,325,081	14,602,938
Redeemed	(7,290,270)	(11,247,811)
Net increase (decrease)	(3,965,189)	3,355,127

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004H	2003	2002	2001	2000H
Selected Per-Share Data
Net asset value, beginning of period	$ 61.94	$ 38.44	$ 52.07	$ 69.00	$ 195.92	$ 82.70
Income from Investment Operations
Net investment income (loss)E	(.20)	(.42)	(.37)	(.45)	(.65)	(.40)F
Net realized and unrealized gain (loss)	(12.35)	23.91	(13.28)	(16.50)	(105.68)	133.30
Total from investment operations	(12.55)	23.49	(13.65)	(16.95)	(106.33)	132.90
Distributions from net realized gain	-	-	-	-	(8.60)	(19.80)
Distributions in excess of net realized gain	-	-	-	-	(12.13)	-
Total distributions	-	-	-	-	(20.73)	(19.80)
Redemption fees added to paid in capitalE	-I	.01	.02	.02	.14	.12
Net asset value, end of period	$ 49.39	$ 61.94	$ 38.44	$ 52.07	$ 69.00	$ 195.92
Total ReturnB,C,D	(20.26)%	61.13%	(26.18)%	(24.54)%	(59.05)%	184.11%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.02%A	1.19%	1.39%	1.19%	.95%	1.05%
Expenses net of voluntary waivers, if any	1.02%A	1.19%	1.39%	1.19%	.95%	1.05%
Expenses net of all reductions	.96%A	1.14%	1.22%	1.13%	.94%	1.04%
Net investment income (loss)	(.69)%A	(.80)%	(.86)%	(.73)%	(.46)%	(.34)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,876,434	$ 2,599,172	$ 1,484,150	$ 2,245,312	$ 3,245,537	$ 7,919,951
Portfolio turnover rate	83%A	127%	153%	184%	114%	210%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the former sales charges. ECalculated based on average shares outstanding during the period. FInvestment income per share reflects a special dividend which amounted to $.07 per share. GExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. HFor the year ended February 29. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Sector

Telecommunications Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
SBC Communications, Inc.	11.6
Verizon Communications, Inc.	11.2
Qwest Communications International, Inc.	10.0
QUALCOMM, Inc.	8.4
Nextel Communications, Inc. Class A	7.0
ALLTEL Corp.	5.0
BellSouth Corp.	4.9
Citizens Communications Co.	4.9
AT&T Wireless Services, Inc.	4.9
Vodafone Group PLC sponsored ADR	4.9
72.8
Top Industries as of August 31, 2004
% of fund's net assets
Diversified Telecommunication Services	49.8%
Wireless Telecommunication Services	23.7%
Communications Equipment	19.6%
Media	5.8%
All Others*	1.1%

* Includes short-term investments and net other assets.

Semiannual Report

Telecommunications Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 19.6%
Alcatel SA sponsored ADR (a)	144,700	$ 1,697,331
Cisco Systems, Inc. (a)	795,900	14,931,084
Comverse Technology, Inc. (a)	126,700	2,218,517
Juniper Networks, Inc. (a)	92,400	2,115,036
Lucent Technologies, Inc. (a)	851,700	2,665,821
Motorola, Inc.	325,900	5,263,285
Nortel Networks Corp. (a)	1,942,200	7,302,672
QUALCOMM, Inc.	757,000	28,803,850
Telefonaktiebolaget LM Ericsson ADR (a)	84,900	2,295,696
TOTAL COMMUNICATIONS EQUIPMENT		67,293,292
DIVERSIFIED TELECOMMUNICATION SERVICES - 49.8%
ALLTEL Corp.	311,300	17,012,545
BellSouth Corp.	630,000	16,858,800
Citizens Communications Co.	1,329,000	16,785,270
Qwest Communications International, Inc. (a)	11,889,044	34,359,337
SBC Communications, Inc.	1,548,500	39,935,815
Sprint Corp.	378,800	7,454,784
Verizon Communications, Inc.	979,000	38,425,750
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		170,832,301
MEDIA - 5.8%
Cablevision Systems Corp. - NY Group Class A (a)	28,200	522,264
EchoStar Communications Corp. Class A (a)	299,600	9,182,740
The DIRECTV Group, Inc. (a)	633,200	10,048,884
TOTAL MEDIA		19,753,888
WIRELESS TELECOMMUNICATION SERVICES - 23.7%
Alamosa Holdings, Inc. (a)	325,800	2,671,560
AT&T Wireless Services, Inc. (a)	1,146,400	16,760,368
Crown Castle International Corp. (a)	211,700	3,029,427
Nextel Communications, Inc. Class A (a)	1,035,500	24,013,245
Nextel Partners, Inc. Class A (a)	484,900	6,992,258
NII Holdings, Inc. (a)	161,000	5,900,650
Vodafone Group PLC sponsored ADR	726,200	16,629,980
Western Wireless Corp. Class A (a)	205,700	5,161,013
TOTAL WIRELESS TELECOMMUNICATION SERVICES		81,158,501
TOTAL COMMON STOCKS (Cost $327,154,579)		339,037,982
Money Market Funds - 0.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.53% (b) (Cost $1,010,446)	1,010,446	$ 1,010,446
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $328,165,025)		340,048,428
NET OTHER ASSETS - 0.8%		2,786,009
NET ASSETS - 100%		$ 342,834,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $622,862,000 of which $449,206,000, $161,867,000 and $11,789,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $328,165,025) - See accompanying schedule		$ 340,048,428
Receivable for investments sold		1,873,621
Receivable for fund shares sold		61,946
Dividends receivable		3,214,240
Interest receivable		6,849
Prepaid expenses		428
Other affiliated receivables		150
Other receivables		99,659
Total assets		345,305,321

Liabilities
Payable for investments purchased	$ 1,780,821
Payable for fund shares redeemed	363,150
Accrued management fee	162,526
Transfer agent fee payable	131,449
Other affiliated payables	15,455
Other payables and accrued expenses	17,483
Total liabilities		2,470,884

Net Assets		$ 342,834,437
Net Assets consist of:
Paid in capital		$ 927,341,137
Undistributed net investment income		3,727,246
Accumulated undistributed net realized gain (loss) on investments		(600,117,349)
Net unrealized appreciation (depreciation) on investments		11,883,403
Net Assets, for 10,607,818 shares outstanding		$ 342,834,437
Net Asset Value, offering price and redemption price per share ($342,834,437 ÷ 10,607,818 shares)		$ 32.32

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,894,481
Special Dividends		2,810,000
Interest		16,800
Security lending		17,962
Total income		5,739,243

Expenses
Management fee	$ 1,075,550
Transfer agent fees	814,762
Accounting and security lending fees	94,241
Non-interested trustees' compensation	1,015
Custodian fees and expenses	6,923
Registration fees	23,736
Audit	17,771
Legal	2,130
Interest	1,418
Miscellaneous	36,653
Total expenses before reductions	2,074,199
Expense reductions	(94,451)	1,979,748
Net investment income (loss)		3,759,495
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		28,195,256
Change in net unrealized appreciation (depreciation) on investment securities		(72,634,526)
Net gain (loss)		(44,439,270)
Net increase (decrease) in net assets resulting from operations		$ (40,679,775)
Other Information
Deferred sales charges withheld by FDC		$ 3,599
Exchange fees withheld by FSC		$ 3,555

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Telecommunications Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,759,495	$ 974,528
Net realized gain (loss)	28,195,256	47,047,050
Change in net unrealized appreciation (depreciation)	(72,634,526)	97,912,183
Net increase (decrease) in net assets resulting from operations	(40,679,775)	145,933,761
Distributions to shareholders from net investment income	(466,255)	(565,329)
Share transactions Net proceeds from sales of shares	25,025,431	126,418,282
Reinvestment of distributions	443,298	535,974
Cost of shares redeemed	(80,867,201)	(145,888,463)
Net increase (decrease) in net assets resulting from share transactions	(55,398,472)	(18,934,207)
Redemption fees	28,701	77,030
Total increase (decrease) in net assets	(96,515,801)	126,511,255

Net Assets
Beginning of period	439,350,238	312,838,983
End of period (including undistributed net investment income of $3,727,246 and undistributed net investment income of $434,006, respectively)	$ 342,834,437	$ 439,350,238
Other Information Shares
Sold	738,713	4,049,684
Issued in reinvestment of distributions	12,695	17,866
Redeemed	(2,420,019)	(5,034,709)
Net increase (decrease)	(1,668,611)	(967,159)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003	2002	2001	2000 H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.79	$ 23.62	$ 30.55	$ 45.89	$ 100.87	$ 61.85
Income from Investment Operations
Net investment income (loss) E	.33 F	.08	.03	.01	(.12)	(.12)
Net realized and unrealized gain (loss)	(3.76)	12.13	(6.95)	(15.33)	(45.86)	49.58
Total from investment operations	(3.43)	12.21	(6.92)	(15.32)	(45.98)	49.46
Distributions from net investment income	(.04)	(.05)	(.03)	(.02)	-	-
Distributions from net realized gain	-	-	-	-	(9.04)	(10.48)
Total distributions	(.04)	(.05)	(.03)	(.02)	(9.04)	(10.48)
Redemption fees added to paid in capital E	- I	.01	.02	- I	.04	.04
Net asset value, end of period	$ 32.32	$ 35.79	$ 23.62	$ 30.55	$ 45.89	$ 100.87
Total Return B, C, D	(9.59)%	51.78%	(22.60)%	(33.39)%	(49.80)%	84.89%
Ratios to Average Net Assets G
Expenses before expense reductions	1.11% A	1.40%	1.56%	1.29%	1.07%	1.12%
Expenses net of voluntary waivers, if any	1.11% A	1.40%	1.56%	1.29%	1.07%	1.12%
Expenses net of all reductions	1.06% A	1.34%	1.34%	1.20%	1.02%	1.09%
Net investment income (loss)	2.01% A	.27%	.13%	.02%	(.17)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,834	$ 439,350	$ 312,839	$ 456,116	$ 791,196	$ 1,888,217
Portfolio turnover rate	47% A	98%	163%	169%	322%	173%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.25 per share. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Utilities Growth Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
SBC Communications, Inc.	9.9
Verizon Communications, Inc.	9.8
BellSouth Corp.	9.5
TXU Corp.	7.3
Nextel Communications, Inc. Class A	6.6
AT&T Wireless Services, Inc.	5.0
FirstEnergy Corp.	4.8
EchoStar Communications Corp. Class A	4.7
Dominion Resources, Inc.	4.2
Citizens Communications Co.	4.2
66.0
Top Industries as of August 31, 2004
% of fund's net assets
Diversified Telecommunication Services	37.1%
Electric Utilities	24.8%
Wireless Telecommunication Services	19.8%
Multi-Utilities & Unregulated Power	7.6%
Media	7.4%
All Others*	3.3%

* Includes short-term investments and net other assets.

Semiannual Report

Utilities Growth Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.5%
Dycom Industries, Inc. (a)	42,700	$ 1,098,244
DIVERSIFIED TELECOMMUNICATION SERVICES - 37.1%
ALLTEL Corp.	25,100	1,371,715
BellSouth Corp.	835,400	22,355,304
Citizens Communications Co.	782,100	9,877,923
Qwest Communications International, Inc. (a)	1,380,000	3,988,200
SBC Communications, Inc.	901,200	23,241,947
Sprint Corp.	162,400	3,196,032
Verizon Communications, Inc.	581,866	22,838,241
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		86,869,362
ELECTRIC UTILITIES - 24.8%
Black Hills Corp.	6,300	175,455
Entergy Corp.	118,500	7,145,550
Exelon Corp.	75,600	2,785,860
FirstEnergy Corp.	278,200	11,194,768
PG&E Corp. (a)	322,900	9,425,451
PPL Corp.	90,400	4,323,832
TXU Corp.	410,400	17,084,952
Westar Energy, Inc.	17,200	361,200
Wisconsin Energy Corp.	175,400	5,744,350
TOTAL ELECTRIC UTILITIES		58,241,418
GAS UTILITIES - 0.8%
KeySpan Corp.	41,100	1,565,910
UGI Corp.	6,500	222,040
TOTAL GAS UTILITIES		1,787,950
INDUSTRIAL CONGLOMERATES - 0.1%
Allete, Inc.	6,100	165,066
MEDIA - 7.4%
EchoStar Communications Corp. Class A (a)	357,500	10,957,375
The DIRECTV Group, Inc. (a)	361,911	5,743,528
XM Satellite Radio Holdings, Inc. Class A (a)	24,400	670,268
TOTAL MEDIA		17,371,171
MULTI-UTILITIES & UNREGULATED POWER - 7.6%
AES Corp. (a)	58,700	592,283
Constellation Energy Group, Inc.	78,500	3,226,350
Dominion Resources, Inc.	152,500	9,895,725
Energen Corp.	3,400	161,296
Equitable Resources, Inc.	14,400	754,992

	Shares	Value (Note 1)
SCANA Corp.	34,800	$ 1,320,312
Sierra Pacific Resources (a)(d)	232,800	2,002,080
TOTAL MULTI-UTILITIES & UNREGULATED POWER		17,953,038
WATER UTILITIES - 0.1%
Aqua America, Inc.	11,893	252,132
WIRELESS TELECOMMUNICATION SERVICES - 19.8%
American Tower Corp. Class A (a)	438,220	6,525,096
AT&T Wireless Services, Inc. (a)	804,600	11,763,252
Crown Castle International Corp. (a)	185,900	2,660,229
Nextel Communications, Inc. Class A (a)	666,700	15,460,773
Nextel Partners, Inc. Class A (a)	198,600	2,863,812
NII Holdings, Inc. (a)	91,500	3,353,475
SpectraSite, Inc. (a)	39,500	1,775,130
Western Wireless Corp. Class A (a)	76,560	1,920,890
TOTAL WIRELESS TELECOMMUNICATION SERVICES		46,322,657
TOTAL COMMON STOCKS (Cost $212,918,055)		230,061,038
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 1.53% (b)	3,121,383	3,121,383
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	2,036,125	2,036,125
TOTAL MONEY MARKET FUNDS (Cost $5,157,508)		5,157,508
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $218,075,563)	235,218,546
NET OTHER ASSETS - (0.4)%	(833,971)
NET ASSETS - 100%	$ 234,384,575
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $185,879,000 of which $44,352,000 and $141,527,000 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,001,220) (cost $218,075,563) - See accompanying schedule		$ 235,218,546
Receivable for investments sold		360,184
Receivable for fund shares sold		789,379
Dividends receivable		1,993,253
Interest receivable		5,646
Prepaid expenses		247
Other affiliated receivables		3,076
Other receivables		24,074
Total assets		238,394,405

Liabilities
Payable for investments purchased	$ 688,305
Payable for fund shares redeemed	1,089,519
Accrued management fee	105,818
Other affiliated payables	73,057
Other payables and accrued expenses	17,006
Collateral on securities loaned, at value	2,036,125
Total liabilities		4,009,830

Net Assets		$ 234,384,575
Net Assets consist of:
Paid in capital		$ 399,793,726
Undistributed net investment income		2,814,612
Accumulated undistributed net realized gain (loss) on investments		(185,366,746)
Net unrealized appreciation (depreciation) on investments		17,142,983
Net Assets, for 6,625,107 shares outstanding		$ 234,384,575
Net Asset Value, offering price and redemption price per share ($234,384,575 ÷ 6,625,107 shares)		$ 35.38

Statement of Operations (a)

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 2,358,880
Special Dividends		1,508,400
Interest		16,956
Security lending		5,926
Total income		3,890,162

Expenses
Management fee	$ 587,687
Transfer agent fees	370,456
Accounting and security lending fees	51,410
Non-interested trustees' compensation	576
Custodian fees and expenses	3,993
Registration fees	18,130
Audit	17,333
Legal	966
Miscellaneous	15,810
Total expenses before reductions	1,066,361
Expense reductions	(22,954)	1,043,407
Net investment income (loss)		2,846,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		8,563,274
Change in net unrealized appreciation (depreciation) on investment securities		(1,871,977)
Net gain (loss)		6,691,297
Net increase (decrease) in net assets resulting from operations		$ 9,538,052
Other Information
Deferred sales charges withheld by FDC		$ 5,448
Exchange fees withheld by FSC		$ 1,328

(a) As a result of the change in the estimate of the return of capital component of dividend income realized in the year end February 29, 2004, dividend income has been reduced by $128,787, with a corresponding increase to net realized gain (loss) and net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,846,755	$ 2,838,833
Net realized gain (loss)	8,563,274	20,346,453
Change in net unrealized appreciation (depreciation)	(1,871,977)	41,257,509
Net increase (decrease) in net assets resulting from operations	9,538,052	64,442,795
Distributions to shareholders from net investment income	(779,048)	(2,532,917)
Share transactions Net proceeds from sales of shares	48,654,787	61,766,265
Reinvestment of distributions	733,249	2,381,378
Cost of shares redeemed	(30,836,244)	(80,413,110)
Net increase (decrease) in net assets resulting from share transactions	18,551,792	(16,265,467)
Redemption fees	30,196	40,620
Total increase (decrease) in net assets	27,340,992	45,685,031

Net Assets
Beginning of period	207,043,583	161,358,552
End of period (including undistributed net investment income of $2,814,612 and undistributed net investment income of $746,905, respectively)	$ 234,384,575	$ 207,043,583
Other Information Shares
Sold	1,413,399	2,055,456
Issued in reinvestment of distributions	21,745	78,707
Redeemed	(910,251)	(2,635,809)
Net increase (decrease)	524,893	(501,646)

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)J	2004I	2003	2002	2001	2000I
Selected Per-Share Data
Net asset value, beginning of period	$ 33.94	$ 24.44	$ 34.32	$ 50.37	$ 68.83	$ 61.58
Income from Investment Operations
Net investment income (loss)E	.47F	.43	.44	.33	2.48G	.48
Net realized and unrealized gain (loss)	1.09	9.46	(9.85)	(15.20)	(14.15)	16.46
Total from investment operations	1.56	9.89	(9.41)	(14.87)	(11.67)	16.94
Distributions from net investment income	(.13)	(.40)	(.48)	(.26)	(1.97)	(.42)
Distributions from net realized gain	-	-	-	(.93)	(4.85)	(9.30)
Total distributions	(.13)	(.40)	(.48)	(1.19)	(6.82)	(9.72)
Redemption fees added to paid in capitalE	.01	.01	.01	.01	.03	.03
Net asset value, end of period	$ 35.38	$ 33.94	$ 24.44	$ 34.32	$ 50.37	$ 68.83
Total ReturnB,C,D	4.64%	40.71%	(27.55)%	(29.94)%	(17.65)%	29.76%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.04%A	1.23%	1.30%	1.11%	1.01%	1.07%
Expenses net of voluntary waivers, if any	1.04%A	1.23%	1.30%	1.11%	1.01%	1.07%
Expenses net of all reductions	1.02%A	1.19%	1.17%	1.09%	.99%	1.04%
Net investment income (loss)	2.78%A	1.44%	1.56%	.77%	3.85%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 234,385	$ 207,044	$ 161,359	$ 274,894	$ 532,367	$ 645,105
Portfolio turnover rate	39%A	76%	139%	54%	80%	93%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.25 per share. G Investment income per share reflects a special dividend which amounted to $2.26 per share. H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. I For the year ended February 29. J As a result of the change in the estimate of the return of capital component of dividend income realized in the year end February 29, 2004, net investment income per share and the ratio of the net investment income to average net assets have been reduced by $0.02 per share and .13% (annualized), respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Wireless Portfolio

Investment Summary

Top Ten Stocks as of August 31, 2004
% of fund's net assets
QUALCOMM, Inc.	10.4
AT&T Wireless Services, Inc.	9.4
Nextel Communications, Inc. Class A	6.7
Vodafone Group PLC sponsored ADR	6.4
Nextel Partners, Inc. Class A	5.9
Comverse Technology, Inc.	4.9
Sprint Corp.	4.9
Western Wireless Corp. Class A	4.4
Research in Motion Ltd.	4.1
Crown Castle International Corp.	3.7
60.8
Top Industries as of August 31, 2004
% of fund's net assets
Wireless Telecommunication Services	48.1%
Communications Equipment	31.1%
Diversified Telecommunication Services	12.1%
Media	2.8%
Computers & Peripherals	1.4%
All Others *	4.5%

* Includes short-term investments and net other assets.

Semiannual Report

Wireless Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1)
COMMUNICATIONS EQUIPMENT - 31.1%
Andrew Corp. (a)	68,600	$ 760,774
Cisco Systems, Inc. (a)	28,800	540,288
Comverse Technology, Inc. (a)	875,720	15,333,857
Harris Corp.	132,200	6,366,752
Motorola, Inc.	579,480	9,358,602
Nokia Corp. sponsored ADR	673,000	7,995,240
Powerwave Technologies, Inc. (a)	119,400	722,370
QUALCOMM, Inc.	854,100	32,498,504
Research in Motion Ltd. (a)	212,100	12,783,999
Sierra Wireless, Inc. (a)	125,300	2,204,692
SiRF Technology Holdings, Inc.	200	1,996
Tekelec (a)	6,300	115,101
Telefonaktiebolaget LM Ericsson ADR (a)	321,600	8,696,064
TOTAL COMMUNICATIONS EQUIPMENT		97,378,239
COMPUTERS & PERIPHERALS - 1.4%
Novatel Wireless, Inc. (a)	84,400	1,658,460
PalmOne, Inc. (a)	82,500	2,693,625
TOTAL COMPUTERS & PERIPHERALS		4,352,085
DIVERSIFIED TELECOMMUNICATION SERVICES - 12.1%
ALLTEL Corp.	89,990	4,917,954
BellSouth Corp.	142,900	3,824,004
SBC Communications, Inc.	237,200	6,117,388
Sprint Corp.	773,675	15,225,924
Verizon Communications, Inc.	203,700	7,995,225
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		38,080,495
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Trimble Navigation Ltd. (a)	80,900	2,227,986
INTERNET SOFTWARE & SERVICES - 0.8%
Openwave Systems, Inc. (a)	256,466	2,390,263
MEDIA - 2.8%
Clear Channel Communications, Inc.	19,000	636,690
EchoStar Communications Corp. Class A (a)	218,400	6,693,960
The DIRECTV Group, Inc. (a)	92,300	1,464,801
TOTAL MEDIA		8,795,451
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
AMIS Holdings, Inc.	25,000	301,000
Atheros Communications, Inc.	1,000	7,960
DSP Group, Inc. (a)	28,300	537,983
Skyworks Solutions, Inc. (a)	143,300	1,193,689
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,040,632

	Shares	Value (Note 1)
WIRELESS TELECOMMUNICATION SERVICES - 48.1%
Alamosa Holdings, Inc. (a)(d)	1,011,674	$ 8,295,727
American Tower Corp. Class A (a)	660,750	9,838,568
AT&T Wireless Services, Inc. (a)	2,020,460	29,539,125
Crown Castle International Corp. (a)	817,500	11,698,425
Nextel Communications, Inc. Class A (a)	906,050	21,011,300
Nextel Partners, Inc. Class A (a)(d)	1,279,200	18,446,064
NII Holdings, Inc. (a)	268,700	9,847,855
SpectraSite, Inc. (a)	145,100	6,520,794
Telephone & Data Systems, Inc.	20,181	1,555,955
Vodafone Group PLC sponsored ADR	879,190	20,133,451
Western Wireless Corp. Class A (a)	546,800	13,719,212
TOTAL WIRELESS TELECOMMUNICATION SERVICES		150,606,476
TOTAL COMMON STOCKS (Cost $270,327,963)		305,871,627
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.53% (b)	3,110,441	3,110,441
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	3,112,500	3,112,500
TOTAL MONEY MARKET FUNDS (Cost $6,222,941)		6,222,941
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $276,550,904)		312,094,568
NET OTHER ASSETS - 0.4%	1,319,074
NET ASSETS - 100%	$ 313,413,642
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.4%
United Kingdom	6.4%
Canada	4.8%
Sweden	2.8%
Finland	2.6%
100.0%
Income Tax Information

At February 29, 2004, the fund had a capital loss carryforward of approximately $136,666,000 of which $66,186,000, $68,901,000 and $1,579,000 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,950,260) (cost $276,550,904) - See accompanying schedule		$ 312,094,568
Receivable for investments sold		6,597,976
Receivable for fund shares sold		764,457
Dividends receivable		59,787
Interest receivable		5,000
Prepaid expenses		126
Other affiliated receivables		4,488
Other receivables		105,923
Total assets		319,632,325

Liabilities
Payable for investments purchased	$ 1,750,256
Payable for fund shares redeemed	1,074,585
Accrued management fee	147,489
Other affiliated payables	116,240
Other payables and accrued expenses	17,613
Collateral on securities loaned, at value	3,112,500
Total liabilities		6,218,683

Net Assets		$ 313,413,642
Net Assets consist of:
Paid in capital		$ 399,455,752
Accumulated net investment loss		(638,877)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(120,946,898)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,543,665
Net Assets, for 64,705,183 shares outstanding		$ 313,413,642
Net Asset Value, offering price and redemption price per share ($313,413,642 ÷ 64,705,183 shares)		$ 4.84

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Dividends		$ 879,060
Interest		61,426
Security lending		52,960
Total income		993,446

Expenses
Management fee	$ 923,111
Transfer agent fees	619,019
Accounting and security lending fees	81,800
Non-interested trustees' compensation	777
Custodian fees and expenses	6,475
Registration fees	55,035
Audit	17,578
Legal	210
Interest	1,441
Miscellaneous	19,892
Total expenses before reductions	1,725,338
Expense reductions	(93,015)	1,632,323
Net investment income (loss)		(638,877)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	17,206,714
Foreign currency transactions	7,060
Total net realized gain (loss)		17,213,774
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,274,503)
Assets and liabilities in foreign currencies	(144)
Total change in net unrealized appreciation (depreciation)		(22,274,647)
Net gain (loss)		(5,060,873)
Net increase (decrease) in net assets resulting from operations		$ (5,699,750)
Other Information
Deferred sales charges withheld by FDC		$ 344
Exchange fees withheld by FSC		$ 4,673

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Wireless Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (638,877)	$ (905,249)
Net realized gain (loss)	17,213,774	9,832,969
Change in net unrealized appreciation (depreciation)	(22,274,647)	69,150,727
Net increase (decrease) in net assets resulting from operations	(5,699,750)	78,078,447
Share transactions Net proceeds from sales of shares	246,042,947	236,301,292
Cost of shares redeemed	(210,161,660)	(83,183,442)
Net increase (decrease) in net assets resulting from share transactions	35,881,287	153,117,850
Redemption fees	192,126	124,160
Total increase (decrease) in net assets	30,373,663	231,320,457

Net Assets
Beginning of period	283,039,979	51,719,522
End of period (including accumulated net investment loss of $638,877 and $0, respectively)	$ 313,413,642	$ 283,039,979
Other Information Shares
Sold	50,485,742	58,994,612
Redeemed	(44,118,065)	(22,003,130)
Net increase (decrease)	6,367,677	36,991,482

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 4.85	$ 2.42	$ 3.68	$ 7.22	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.03)	(.04)	(.02)
Net realized and unrealized gain (loss)	-	2.46	(1.23)	(3.50)	(2.76)
Total from investment operations	(.01)	2.43	(1.26)	(3.54)	(2.78)
Distributions in excess of net realized gain	-	-	-	-	(.01)
Redemption fees added to paid in capital E	- I	- I	- I	- I	.01
Net asset value, end of period	$ 4.84	$ 4.85	$ 2.42	$ 3.68	$ 7.22
Total Return B, C, D	(.21)%	100.41%	(34.24)%	(49.03)%	(27.71)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.55%	2.17%	1.59%	1.51% A
Expenses net of voluntary waivers, if any	1.08% A	1.55%	2.17%	1.59%	1.51% A
Expenses net of all reductions	1.02% A	1.43%	2.01%	1.54%	1.48% A
Net investment income (loss)	(.40)% A	(.77)%	(1.16)%	(.72)%	(.43)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,414	$ 283,040	$ 51,720	$ 77,266	$ 157,516
Portfolio turnover rate	89% A	79%	110%	148%	155% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F For the period September 21, 2000 (commencement of operations) to February 28, 2001. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Utilities Sector

Money Market Portfolio

Investment Summary

Maturity Diversification as of August 31, 2004
Days	% of fund's investments
0 - 30	70.5
31 - 90	15.4
91 - 180	9.1
181 - 397	5.0
Weighted Average Maturity as of August 31, 2004

Money Market Portfolio	42 Days
All Taxable Money Market Funds Average*	42 Days
Asset Allocation as of August 31, 2004
% of fund's net assets
Commercial Paper	23.4%
Bank CDs, BAs, TDs, and Notes	49.3%
Government Securities	6.8%
Repurchase Agreements	21.8%
Other Investments	0.5%
Net Other Assets**	(1.8)%

**Net Other Assets are not included in the pie chart.
* Source: iMoneyNet, Inc.

Semiannual Report

Money Market Portfolio

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Ameritech Capital Funding Corp.
10/15/04	1.15%	$ 3,500,000	$ 3,521,261
Certificates of Deposit - 25.9%

Domestic Certificates Of Deposit - 2.2%
Washington Mutual Bank
11/12/04	1.65%	3,000,000	3,000,000
Washington Mutual Bank, California
9/7/04	1.31	5,000,000	5,000,000
1/27/05	1.90	7,000,000	7,000,285
			15,000,285
London Branch, Eurodollar, Foreign Banks - 7.2%
Barclays Bank PLC
2/28/05	1.93	5,000,000	5,000,000
BNP Paribas SA
9/14/04	1.43	5,000,000	5,000,000
Calyon
9/17/04	1.29	5,000,000	5,000,000
2/28/05	1.94	5,000,000	5,000,000
Landesbank Hessen-Thuringen
9/14/04	1.30	5,000,000	5,000,000
2/28/05	1.95	5,000,000	5,000,000
Societe Generale
1/5/05	1.19	5,000,000	5,000,000
1/6/05	1.29	10,000,000	10,000,000
Unicredito Italiano Spa
9/20/04	1.30	5,000,000	5,000,000
			50,000,000
New York Branch, Yankee Dollar, Foreign Banks - 16.5%
BNP Paribas SA
9/22/04	1.53 (b)	5,000,000	4,997,973
Canadian Imperial Bank of Commerce
9/15/04	1.65 (b)	14,000,000	14,000,000
9/28/04	1.59 (b)	10,000,000	9,998,871
9/29/04	1.58 (b)	10,000,000	9,997,974
Credit Agricole Indosuez
9/23/04	1.54 (b)	10,000,000	9,995,428
Deutsche Bank AG
12/16/04	1.20	5,000,000	5,000,000
HBOS Treasury Services PLC
9/4/04	1.29 (b)	5,000,000	5,000,000
HSH Nordbank AG
10/29/04	1.50	5,000,000	4,997,316
Landesbank Baden-Wuerttemberg
9/1/04	1.22 (b)	5,000,000	4,997,284
9/27/04	1.68% (b)	5,000,000	4,998,907

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Societe Generale
9/1/04	1.43 (b)	$ 5,000,000	$ 4,999,855
9/8/04	1.49 (b)	5,000,000	4,999,219
9/18/04	1.53 (b)	5,000,000	4,998,578
UBS AG
10/5/04	1.52 (b)	10,000,000	9,995,769
Unicredito Italiano Spa
10/14/04	1.53 (b)	5,000,000	4,998,584
10/27/04	1.59 (b)	5,000,000	4,998,639
11/12/04	1.61 (b)	5,000,000	4,998,429
			113,972,826
TOTAL CERTIFICATES OF DEPOSIT			178,973,111
Commercial Paper - 21.2%

Cafco LLC
9/1/04	1.48	5,000,000	5,000,000
Charta LLC
9/7/04	1.47	5,000,000	4,998,775
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/9/04	1.55	5,000,000	4,998,278
9/17/04	1.55	5,000,000	4,996,556
9/21/04	1.54	5,000,000	4,995,722
Comcast Corp.
9/16/04	1.86 (a)	1,000,000	999,225
DaimlerChrysler NA Holding Corp.
9/13/04	1.68	2,000,000	1,998,880
9/27/04	1.72	1,000,000	998,758
10/12/04	1.77	2,000,000	1,995,991
Dresdner U.S. Finance, Inc.
10/4/04	1.42	5,000,000	4,993,538
Edison Asset Securitization LLC
2/1/05	1.89	5,000,000	4,960,263
Falcon Asset Securitization Corp.
1/10/05	1.89	2,000,000	1,986,318
Ford Motor Credit Co.
9/8/04	1.62	5,000,000	4,998,425
General Electric Capital Corp.
9/16/04	1.49	10,000,000	9,993,833
General Electric Capital Services, Inc.
2/10/05	1.87	10,000,000	9,916,750
Grampian Funding Ltd.
9/30/04	1.16	10,000,000	9,990,736
10/21/04	1.30	5,000,000	4,991,042
11/3/04	1.48	5,000,000	4,987,138
11/10/04	1.48	5,000,000	4,985,708
Marsh & McLennan Companies, Inc.
9/15/04	1.44	4,515,000	4,512,472
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Newcastle (Discover Card Master Trust)
9/10/04	1.55%	$ 22,000,000	$ 21,991,474
Park Granada LLC
9/10/04	1.55	5,000,000	4,998,063
9/20/04	1.56	2,000,000	1,998,353
9/21/04	1.31	5,000,000	4,996,389
11/8/04	1.68	10,000,000	9,968,456
UBS Finance, Inc.
11/15/04	1.20	5,000,000	4,987,604
TOTAL COMMERCIAL PAPER			146,238,747
Federal Agencies - 6.8%

Fannie Mae - 2.9%
Agency Coupons - 2.9%
3/29/05	1.40	10,000,000	10,000,000
4/28/05	1.35	10,000,000	10,000,000
			20,000,000
Federal Home Loan Bank - 3.9%
Agency Coupons - 3.9%
9/21/04	1.48 (b)	7,000,000	6,999,225
2/25/05	1.40	20,000,000	20,000,000
			26,999,225
TOTAL FEDERAL AGENCIES			46,999,225
Master Notes - 3.6%

General Motors Acceptance Corp. Mortgage Credit
9/1/04	1.99 (b)(d)	5,000,000	5,000,000
Goldman Sachs Group, Inc.
9/14/04	1.21 (d)	15,000,000	15,000,000
9/30/04	1.25 (d)	5,000,000	5,000,000
TOTAL MASTER NOTES			25,000,000
Medium-Term Notes - 18.0%

American Express Credit Corp.
9/27/04	1.74 (b)	9,580,000	9,587,915
Bank of New York Co., Inc.
9/27/04	1.65 (a)(b)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
11/19/04	1.68 (b)	5,000,000	5,000,000
Citigroup, Inc.
10/22/04	1.78 (b)	10,000,000	10,002,582

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
GE Capital Assurance Co.
9/1/04	1.61% (b)(d)	$ 5,000,000	$ 5,000,000
General Electric Capital Corp.
9/9/04	1.66 (b)	5,000,000	5,000,000
9/15/04	1.67 (b)	8,500,000	8,500,621
9/17/04	1.68 (b)	8,000,000	8,002,422
HBOS Treasury Services PLC
9/24/04	1.58 (b)	10,000,000	10,000,000
Household Finance Corp.
9/17/04	1.86 (b)	2,000,000	2,004,802
M&I Marshall & Ilsley Bank
9/20/04	1.58 (b)	3,000,000	3,000,466
Morgan Stanley
9/1/04	1.67 (b)	1,000,000	1,000,000
9/4/04	1.51 (b)	5,000,000	5,000,000
9/15/04	1.60 (b)	2,000,000	2,000,000
National City Bank
9/1/04	1.23 (b)	5,000,000	4,998,878
RACERS
9/22/04	1.61 (a)(b)	10,000,000	10,000,000
Verizon Global Funding Corp.
9/15/04	1.63 (b)	10,000,000	10,000,096
9/15/04	1.97 (b)	10,000,000	10,000,000
Wells Fargo & Co.
9/2/04	1.51 (b)	5,000,000	5,000,000
9/15/04	1.57 (b)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			124,097,782
Short-Term Notes - 1.5%

Metropolitan Life Insurance Co.
10/1/04	1.79 (b)(d)	5,000,000	5,000,000
New York Life Insurance Co.
10/1/04	1.73 (b)(d)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			10,000,000
Municipal Securities - 2.5%

California Infrastructure & Econ. Dev. Bank Rev. Series 2001, 1.02% 11/17/04, LOC Bank of America NA, CP		10,000,000	9,987,341
Catholic Univ. of America 1.71% (Liquidity Facility Wachovia Bank NA), VRDN, 9/7/04 (b)		2,000,000	2,000,000
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1995, 1.56% tender 9/3/04, CP mode		5,000,000	5,000,000
TOTAL MUNICIPAL SECURITIES			16,987,341
Repurchase Agreements - 21.8%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated:
8/25/04 due 9/15/04 At 1.55%	$ 10,009,042	$ 10,000,000
8/31/04 due 9/1/04 At 1.61%	9,745,436	9,745,000
With:
Banc of America Securities LLC At 1.61%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $34,258,165, 6%, 2/25/34)	30,001,342	30,000,000
Deutsche Bank Securities, Inc. At 1.69%, dated 8/31/04 due 9/1/04 (Collateralized by U.S. Government Obligations with principal amounts of $17,734,000, 8.875%, 2/15/19)	25,001,174	25,000,000
Goldman Sachs & Co. At:
1.62%, dated 8/11/04 due 9/22/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $7,335,038, 5%, 3/25/34)	7,013,230	7,000,000
1.63%, dated 8/31/04 due 9/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $2,050,252, 1.61%, 9/14/04)	2,000,091	2,000,000
1.65%, dated 8/11/04 due 9/22/04 (Collateralized by Equity Securities valued at $5,250,006)	5,009,625	5,000,000
J.P. Morgan Securities, Inc. At 1.63%, dated 8/11/04 due 9/22/04 (Collateralized by Corporate Obligations with principal amounts of $6,222,000, 6.27% - 8.13%, 2/15/08 - 5/15/29)	6,011,410	6,000,000
Merrill Lynch, Pierce, Fenner & Smith At 1.71%, dated 8/9/04 due 11/8/04 (Collateralized by corporate obligations with principal amounts of $8,525,000, 8%, 12/29/09) (b)(c)	8,034,580	8,000,000
Morgan Stanley & Co. At:
1.63%, dated 8/11/04 due 9/22/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $229,992,403, 1.17% - 7.75%, 3/1/07 - 1/12/37)	20,038,033	20,000,000
1.64%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $5,382,441, 6.23%, 12/18/35)	5,000,228	5,000,000

	Maturity Amount	Value (Note 1)
Wachovia Securities, Inc. At 1.63%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $223,033,240, 2.5% - 8.38%, 3/15/05 - 6/10/38)	$ 23,001,041	$ 23,000,000
TOTAL REPURCHASE AGREEMENTS		150,745,000
TOTAL INVESTMENT PORTFOLIO - 101.8%		$ 702,562,467
NET OTHER ASSETS - (1.8)%		(12,554,393)
NET ASSETS - 100%		$ 690,008,074
Total Cost for Federal Income Tax Purposes $702,562,467
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,999,225 or 2.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,000,000 or 5.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Capital Assurance Co. 1.61%, 9/1/04	7/30/04	$ 5,000,000
General Motors Acceptance Corp. Mortgage Credit 1.99%, 9/1/04	8/2/04	$ 5,000,000
Goldman Sachs Group, Inc.: 1.21%, 9/14/04	2/17/04	$ 15,000,000
1.25%, 9/30/04	3/3/04	$ 5,000,000
Metropolitan Life Insurance Co. 1.79%, 10/1/04	3/26/02	$ 5,000,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02	$ 5,000,000
Income Tax Information
At February 29, 2004, the fund had a capital loss carryforward of approximately $20,000 all of which will expire on February 29, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $150,745,000) (cost $702,562,467) - See accompanying schedule		$ 702,562,467
Cash		28,924
Receivable for fund shares sold		2,419,873
Interest receivable		1,145,322
Prepaid expenses		974
Total assets		706,157,560

Liabilities
Payable for fund shares redeemed	$ 15,892,147
Distributions payable	20,256
Accrued management fee	114,261
Other affiliated payables	99,561
Other payables and accrued expenses	23,261
Total liabilities		16,149,486

Net Assets		$ 690,008,074
Net Assets consist of:
Paid in capital		$ 690,100,460
Accumulated net realized gain (loss) on investments		(92,386)
Net Assets, for 689,983,555 shares outstanding		$ 690,008,074
Net Asset Value, offering price and redemption price per share ($690,008,074 ÷ 689,983,555 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 4,280,110

Expenses
Management fee	$ 649,845
Transfer agent fees	522,309
Accounting fees and expenses	43,670
Non-interested trustees' compensation	1,643
Custodian fees and expenses	12,626
Registration fees	49,936
Audit	20,746
Legal	576
Miscellaneous	23,356
Total expenses before reductions	1,324,707
Expense reductions	(85)	1,324,622
Net investment income		2,955,488
Net realized gain (loss) on investment securities		(70,453)
Net increase in net assets resulting from operations		$ 2,885,035
Other Information
Deferred sales charges withheld by FDC		$ 22,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,955,488	$ 7,011,803
Net realized gain (loss)	(70,453)	(21,933)
Net increase (decrease) in net assets resulting from operations	2,885,035	6,989,870
Distributions to shareholders from net investment income	(2,955,488)	(7,011,803)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	674,722,960	1,221,793,960
Reinvestment of distributions	2,850,362	6,806,831
Cost of shares redeemed	(595,114,705)	(1,700,536,459)
Net increase (decrease) in net assets and shares resulting from share transactions	82,458,617	(471,935,668)
Total increase (decrease) in net assets	82,388,164	(471,957,601)

Net Assets
Beginning of period	607,619,910	1,079,577,511
End of period	$ 690,008,074	$ 607,619,910

Financial Highlights

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.009	.015	.033	.060	.050
Distributions from net investment income	(.004)	(.009)	(.015)	(.033)	(.060)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.44%	.86%	1.50%	3.30%	6.19%	5.08%
Ratios to Average Net Assets E
Expenses before expense reductions	.40% A	.40%	.38%	.37%	.50%	.48%
Expenses net of voluntary waivers, if any	.40% A	.40%	.38%	.37%	.50%	.48%
Expenses net of all reductions	.40% A	.40%	.38%	.37%	.50%	.48%
Net investment income	.88% A	.86%	1.45%	3.38%	6.02%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 690,008	$ 607,620	$ 1,079,578	$ 1,037,869	$ 1,173,360	$ 888,869

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Money Market

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Select Portfolios (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The trust is comprised of equity funds (the fund or the funds), which invest primarily in securities of companies whose principal business activities fall within specific industries, and a money market fund, which invests in high quality money market instruments. Each fund is authorized to issue an unlimited number of shares. The Gold Portfolio and Natural Resources Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, each Select stock fund intends to calculate a NAV each hour on the hour (until one hour prior to the close of business on the NYSE) under normal business conditions. Each Select stock fund's investments are valued as of these times for the purpose of computing the fund's hourly NAV. Fidelity may suspend the calculation of one or more hourly NAVs for Select stock funds for any period in which prices for a portion of the stocks or securities held by the funds are not readily available.

Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Large, non-recurring dividends or other distributions recognized by the funds are presented separately on the Statement of Operations as "Special Dividends" or "Special Distributions" and the impact of these distributions to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio and Health Care Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

In late September, India's Ministry of Finance confirmed that effective October 1, 2004, the tax on long-term capital gains was eliminated and the short-term capital gain tax rate was reduced from 33.66% to 11.22%. At September 30, 2004, the impact of the change resulted in a reduction in the deferred foreign tax liability and a corresponding increase in net asset value of the funds as follows:

	Amount	Per-share
Automotive Portfolio	$ 1,663	$ 0.003
Business Services and Outsourcing Portfolio	64,136	0.023
Software and Computer Services Portfolio	2,872,963	0.187

Additionally, effective October 1, 2004 India's Ministry of Finance charges a securities transactions tax, levied at the rate of 0.075% on the value of all equity securities transactions traded on a recognized Indian stock exchange. The transaction tax will be included in the net amount of purchases and sales of securities.

For the Money Market Portfolio, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. Distributions from net investment income and realized gains are recorded on the ex-dividend date for all other funds.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Air Transportation Portfolio	$ 32,179,462	$ 6,294,410	$ (1,662,803)	$ 4,631,607
Automotive Portfolio	17,006,166	754,467	(1,219,114)	(464,647)
Banking Portfolio	355,621,412	149,266,920	(817,710)	148,449,210
Biotechnology Portfolio	1,802,522,723	456,491,641	(188,456,924)	268,034,717
Brokerage and Investment Management Portfolio	289,558,736	76,596,758	(18,127,986)	58,468,772
Business Services and Outsourcing Portfolio	37,731,717	6,220,877	(1,855,266)	4,365,611
Chemicals Portfolio	68,662,492	13,969,671	(1,294,604)	12,675,067
Computers Portfolio	710,108,140	72,984,334	(135,552,453)	(62,568,119)
Construction and Housing Portfolio	89,842,023	15,715,985	(1,104,610)	14,611,375
Consumer Industries Portfolio	33,500,099	2,456,839	(2,420,615)	36,224
Cyclical Industries Portfolio	38,170,817	5,606,260	(399,513)	5,206,747
Defense and Aerospace Portfolio	326,030,504	73,482,006	(8,753,111)	64,728,895
Developing Communications Portfolio	696,117,043	29,215,161	(157,882,503)	(128,667,342)
Electronics Portfolio	3,240,553,334	140,875,063	(745,937,714)	(605,062,651)
Energy Portfolio	457,371,267	62,464,207	(6,546,504)	55,917,703
Energy Service Portfolio	451,694,614	93,510,960	(14,402,729)	79,108,231
Environmental Portfolio	13,054,580	818,084	(2,124,907)	(1,306,823)
Financial Services Portfolio	383,255,838	126,172,818	(5,212,434)	120,960,384
Food and Agriculture Portfolio	123,155,174	14,206,695	(3,222,427)	10,984,268
Gold Portfolio	619,040,105	132,336,823	(75,770,670)	56,566,153
Health Care Portfolio	1,509,271,599	498,252,507	(41,174,498)	457,078,009
Home Finance Portfolio	278,590,877	150,210,600	(1,889,465)	148,321,135
Industrial Equipment Portfolio	45,444,079	7,814,089	(3,275,674)	4,538,415
Industrial Materials Portfolio	106,318,681	10,021,261	(2,681,728)	7,339,533
Insurance Portfolio	171,615,989	28,327,346	(4,759,931)	23,567,415
Leisure Portfolio	167,823,930	17,971,201	(7,975,547)	9,995,654

Semiannual Report

1. Significant Accounting Policies - continued

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Medical Delivery Portfolio	$ 144,926,525	$ 16,781,111	$ (6,017,615)	$ 10,763,496
Medical Equipment and Systems Portfolio	680,499,962	107,740,044	(28,289,985)	79,450,059
Multimedia Portfolio	100,150,514	12,629,213	(6,036,335)	6,592,878
Natural Gas Portfolio	328,650,178	41,981,183	(5,387,982)	36,593,201
Natural Resources Portfolio	120,641,473	12,316,202	(2,087,337)	10,228,865
Networking and Infrastructure Portfolio	142,487,263	6,947,640	(30,080,233)	(23,132,593)
Paper and Forest Products Portfolio	24,430,976	981,574	(1,138,134)	(156,560)
Pharmaceuticals Portfolio	92,742,394	6,035,185	(12,852,550)	(6,817,365)
Retailing Portfolio	104,398,449	13,057,266	(4,947,997)	8,109,269
Software and Computer Services Portfolio	765,933,569	35,210,744	(123,340,038)	(88,129,294)
Technology Portfolio	2,094,340,902	133,728,765	(338,698,965)	(204,970,200)
Telecommunications Portfolio	332,000,338	35,806,894	(27,758,804)	8,048,090
Transportation Portfolio	44,219,418	7,662,204	(1,861,889)	5,800,315
Utilities Growth Portfolio	225,936,053	27,883,658	(18,601,165)	9,282,493
Wireless Portfolio	279,261,063	48,344,107	(15,510,602)	32,833,505

Trading (Redemption) Fees. Shares held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by Fidelity Management and Research Company (FMR), are retained by the funds and accounted for as an addition to the paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases	Sales
Air Transportation Portfolio	$ 11,976,296	$ 12,151,994
Automotive Portfolio	20,512,682	24,120,631
Banking Portfolio	92,770,390	106,925,566
Biotechnology Portfolio	291,388,992	293,985,791
Brokerage and Investment Management Portfolio	133,334,977	185,352,215
Business Services and Outsourcing Portfolio	16,281,389	15,471,203
Chemicals Portfolio	35,850,774	21,451,209
Computers Portfolio	339,090,426	488,769,276
Construction and Housing Portfolio	85,931,301	91,424,376
Consumer Industries Portfolio	25,204,509	23,509,517
Cyclical Industries Portfolio	30,532,955	28,744,098
Defense and Aerospace Portfolio	94,949,277	78,209,465
Developing Communications Portfolio	708,941,670	891,603,471
Electronics Portfolio	2,208,642,162	2,515,260,480
Energy Portfolio	326,085,225	151,330,406
Energy Service Portfolio	99,793,876	84,506,894
Environmental Portfolio	13,286,167	13,909,524

Home Finance Portfolio realized a gain on the sale of an investment not meeting the investment restrictions of the fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments - continued

	Purchases	Sales
Financial Services Portfolio	$ 288,499,324	$ 319,489,556
Food and Agriculture Portfolio	76,243,913	47,776,633
Gold Portfolio	189,611,784	194,504,487
Health Care Portfolio	273,111,425	296,709,410
Home Finance Portfolio	68,670,299	105,698,692
Industrial Equipment Portfolio	16,895,093	38,232,987
Industrial Materials Portfolio	44,421,557	62,113,779
Insurance Portfolio	84,400,235	23,117,931
Leisure Portfolio	116,102,513	130,986,649
Medical Delivery Portfolio	152,731,802	212,739,053
Medical Equipment and Systems Portfolio	312,508,601	130,958,370
Multimedia Portfolio	37,785,692	86,929,093
Natural Gas Portfolio	258,217,947	150,471,407
Natural Resources Portfolio	103,371,640	55,785,479
Networking and Infrastructure Portfolio	88,059,987	137,326,372
Paper and Forest Products Portfolio	9,623,634	11,301,668
Pharmaceuticals Portfolio	23,873,812	27,474,408
Retailing Portfolio	40,050,174	20,826,412
Software and Computer Services Portfolio	332,881,965	420,757,621
Technology Portfolio	925,163,216	1,191,140,640
Telecommunications Portfolio	88,563,197	143,194,533
Transportation Portfolio	40,701,658	30,662,538
Utilities Growth Portfolio	61,472,861	40,024,285
Wireless Portfolio	168,860,452	136,524,453

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For the equity funds the management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of each fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rates differ for equity and fixed-income funds and are based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period the equity funds' total annualized management fee rates ranged from .57% to .58% of the funds' average net assets.

For the money market fund the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $232,325 or an annualized rate of .07% of the fund's average net assets. For the period the money market fund's total annualized management fee rate was .20% of average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the funds. Shares purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity fund (other than Select funds). The amounts received and retained by FDC are shown under the caption "Other Information" on each fund's Statement of Operations.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. FSC maintains each fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Air Transportation Portfolio	$ 8,098
Automotive Portfolio	2,211
Banking Portfolio	246,668
Biotechnology Portfolio	99,318
Brokerage and Investment Management Portfolio	28,478
Business Services and Outsourcing Portfolio	6,993
Chemicals Portfolio	20,518
Computers Portfolio	53,038
Construction and Housing Portfolio	19,980
Consumer Industries Portfolio	4,686
Cyclical Industries Portfolio	11,264
Defense and Aerospace Portfolio	62,388
Developing Communications Portfolio	78,987
Electronics Portfolio	253,958
Energy Portfolio	131,861
Energy Service Portfolio	34,267
Environmental Portfolio	2,055
Financial Services Portfolio	49,990
Food and Agriculture Portfolio	23,548
Gold Portfolio	67,730
Health Care Portfolio	102,282
Home Finance Portfolio	27,643
Industrial Equipment Portfolio	10,398
Industrial Materials Portfolio	20,236
Insurance Portfolio	39,980
Leisure Portfolio	11,867
Medical Delivery Portfolio	27,754
Medical Equipment and Systems Portfolio	97,201
Multimedia Portfolio	7,894
Natural Gas Portfolio	60,783
Natural Resources Portfolio	31,872
Networking and Infrastructure Portfolio	36,617
Paper and Forest Products Portfolio	3,194
Pharmaceuticals Portfolio	4,889
Retailing Portfolio	51,298
Software and Computer Services Portfolio	126,767
Technology Portfolio	138,082
Telecommunications Portfolio	16,799
Transportation Portfolio	10,027
Utilities Growth Portfolio	16,954
Wireless Portfolio	60,380

Exchange Fees. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other Information" on each fund's Statement of Operations.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 5,909
Automotive Portfolio	4,341
Banking Portfolio	2,564
Biotechnology Portfolio	9,070

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

Amount
Brokerage and Investment Management Portfolio	$ 30,241
Business Services and Outsourcing Portfolio	2,736
Chemicals Portfolio	1,980
Computers Portfolio	65,493
Construction and Housing Portfolio	5,709
Consumer Industries Portfolio	1,390
Cyclical Industries Portfolio	3,151
Defense and Aerospace Portfolio	6,038
Developing Communications Portfolio	139,109
Electronics Portfolio	185,420
Energy Portfolio	1,757
Energy Service Portfolio	4,268
Environmental Portfolio	1,969
Financial Services Portfolio	13,570
Food and Agriculture Portfolio	11,093
Health Care Portfolio	7,269
Home Finance Portfolio	4,793
Industrial Equipment Portfolio	2,171
Industrial Materials Portfolio	2,319
Insurance Portfolio	3,936
Leisure Portfolio	7,553
Medical Delivery Portfolio	12,071
Medical Equipment and Systems Portfolio	3,446
Multimedia Portfolio	5,722
Natural Gas Portfolio	13
Natural Resources Portfolio	1,719
Networking and Infrastructure Portfolio	7,566
Paper and Forest Products Portfolio	2,905
Pharmaceuticals Portfolio	4,280
Retailing Portfolio	4,246
Software and Computer Services Portfolio	98,048
Technology Portfolio	153,919
Telecommunications Portfolio	55,271
Transportation Portfolio	10,882
Utilities Growth Portfolio	5,796
Wireless Portfolio	12,888

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in Interest Income)	Interest Expense
Developing Communications Portfolio	Borrower	$ 7,437,071	1.15%	$ -	$ 3,336
Electronics Portfolio	Borrower	53,873,000	1.17%	-	1,757
Energy Service Portfolio	Borrower	8,144,600	1.13%	-	1,279
Health Care Portfolio	Borrower	5,943,000	1.59%	-	263
Industrial Materials Portfolio	Borrower	1,695,923	1.12%	-	687
Leisure Portfolio	Borrower	2,014,333	1.13%	-	379
Medical Delivery Portfolio	Borrower	10,068,500	1.12%	-	1,884
Medical Equipment and Systems Portfolio	Borrower	10,079,000	1.61%	-	904
Money Market Portfolio	Lender	5,127,000	1.12%	160	-
Multimedia Portfolio	Borrower	10,411,167	1.13%	-	1,959
Telecommunications Portfolio	Borrower	9,200,250	1.39%	-	1,418
Wireless Portfolio	Borrower	7,477,400	1.39%	-	1,441

Semiannual Report

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody Expense Reduction	Transfer Agent Expense Reduction

Air Transportation Portfolio	$ 5,432	$ 232	$ -
Automotive Portfolio	3,633	-	-
Banking Portfolio	28,231	-	-
Biotechnology Portfolio	202,282	-	-
Brokerage and Investment Management Portfolio	70,261	-	-
Business Services and Outsourcing Portfolio	2,662	-	-
Chemicals Portfolio	7,088	-	-
Computers Portfolio	232,488	146	-
Construction and Housing Portfolio	7,687	-	-
Consumer Industries Portfolio	7,099	-	-
Cyclical Industries Portfolio	7,224	-	-
Defense and Aerospace Portfolio	20,840	-	-
Developing Communications Portfolio	538,241	1,119	-
Electronics Portfolio	1,492,457	126	-
Energy Portfolio	52,217	306	-
Energy Service Portfolio	35,903	-	-
Environmental Portfolio	6,109	-	-
Financial Services Portfolio	82,025	-	197
Food and Agriculture Portfolio	13,563	126	-
Gold Portfolio	422,170	28,404	398
Health Care Portfolio	91,885	58	506
Home Finance Portfolio	22,963	-	-
Industrial Equipment Portfolio	1,712	-	-
Industrial Materials Portfolio	20,278	-	-
Insurance Portfolio	18,583	184	-
Leisure Portfolio	60,782	-	-
Medical Delivery Portfolio	52,330	-	45
Medical Equipment and Systems Portfolio	102,295	820	-
Money Market Portfolio	-	46	39
Multimedia Portfolio	18,953	-	-
Natural Gas Portfolio	73,475	-	-
Natural Resources Portfolio	19,440	6	-
Networking and Infrastructure Portfolio	48,012	-	29

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

	Brokerage Service Arrangements	Custody Expense Reduction	Transfer Agent Expense Reduction
Paper and Forest Products Portfolio	$ 5,482	$ -	$ -
Pharmaceuticals Portfolio	7,153	152	-
Retailing Portfolio	11,812	1,018	-
Software and Computer Services Portfolio	188,951	196	-
Technology Portfolio	658,608	417	237
Telecommunications Portfolio	94,451	-	-
Transportation Portfolio	14,073	-	-
Utilities Growth Portfolio	22,954	-	-
Wireless Portfolio	92,623	-	392

8. Other Information.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Air Transportation Portfolio	1	11
Consumer Industries Portfolio	1	36
Cyclical Industries Portfolio	1	30
Industrial Equipment Portfolio	1	28
Paper and Forest Products Portfolio	1	16

9. Litigation.

In October 2002, a lawsuit was commenced against Construction and Housing Portfolio and numerous other defendants as a defendants' class action suit by the Chapter 11 estate of Owens Corning. The Owens Corning estate alleges that 16 dividend payments made by Owens Corning between 1996 and the filing of Owens Corning's petition for Chapter 11 relief in October 2000 were fraudulent conveyances and, thus, the Owens Corning estate seeks to recover those dividends. During this period Construction and Housing Portfolio received dividends in the amount of $42,780. The lawsuit has been stayed by order of the Bankruptcy Court for the District of Delaware until February 23, 2005 or until the debtor's plan of reorganization has been approved, whichever comes first. The fund intends to defend the proceedings vigorously.

Semiannual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	9,314,364,721.61	70.523
Against	2,486,143,584.96	18.823
Abstain	489,189,430.66	3.704
Broker Non-Votes	917,940,491.14	6.950
TOTAL	13,207,638,228.37	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	12,369,521,674.13	93.654
Withheld	838,116,554.24	6.346
TOTAL	13,207,638,228.37	100.000
Ralph F. Cox
Affirmative	12,353,429,984.36	93.532
Withheld	854,208,244.01	6.468
TOTAL	13,207,638,228.37	100.000
Laura B. Cronin
Affirmative	12,360,172,516.31	93.584
Withheld	847,465,712.06	6.416
TOTAL	13,207,638,228.37	100.000
Robert M. Gates
Affirmative	12,356,402,798.10	93.555
Withheld	851,235,430.27	6.445
TOTAL	13,207,638,228.37	100.000
George H. Heilmeier
Affirmative	12,365,687,775.19	93.625
Withheld	841,950,453.18	6.375
TOTAL	13,207,638,228.37	100.000
Abigail P. Johnson
Affirmative	12,335,958,829.63	93.400
Withheld	871,679,398.74	6.600
TOTAL	13,207,638,228.37	100.000
Edward C. Johnson 3d
Affirmative	12,337,734,780.99	93.414
Withheld	869,903,447.38	6.586
TOTAL	13,207,638,228.37	100.000
* Denotes trust-wide proposals and voting results.
	# of Votes	% of Votes
Donald J. Kirk
Affirmative	12,360,750,886.49	93.588
Withheld	846,887,341.88	6.412
TOTAL	13,207,638,228.37	100.000
Marie L. Knowles
Affirmative	12,367,215,661.94	93.637
Withheld	840,422,566.43	6.363
TOTAL	13,207,638,228.37	100.000
Ned C. Lautenbach
Affirmative	12,369,405,974.85	93.653
Withheld	838,232,253.52	6.347
TOTAL	13,207,638,228.37	100.000
Marvin L. Mann
Affirmative	12,358,339,601.76	93.570
Withheld	849,298,626.61	6.430
TOTAL	13,207,638,228.37	100.000
William O. McCoy
Affirmative	12,358,409,929.20	93.570
Withheld	849,228,299.17	6.430
TOTAL	13,207,638,228.37	100.000
Robert L. Reynolds
Affirmative	12,369,327,462.49	93.653
Withheld	838,310,765.88	6.347
TOTAL	13,207,638,228.37	100.000
William S. Stavropoulos
Affirmative	12,365,850,786.06	93.627
Withheld	841,787,442.31	6.373
TOTAL	13,207,638,228.37	100.000
PROPOSAL 3
To amend the fundamental investment limitation concerning lending for each fund (except Pharmaceuticals Portfolio).
Air Transportation	# of Votes	% of Votes
Affirmative	19,708,013.12	77.627
Against	2,900,970.34	11.426
Abstain	1,288,675.40	5.076
Broker Non-Votes	1,490,578.96	5.871
TOTAL	25,388,237.82	100.000
Automotive
Affirmative	15,686,920.42	76.976
Against	2,472,016.56	12.130
Abstain	1,368,912.95	6.718
Broker Non-Votes	851,112.36	4.176
TOTAL	20,378,962.29	100.000
Banking
Affirmative	209,284,471.48	75.170
Against	41,800,244.73	15.014
Abstain	17,553,946.27	6.305
Broker Non-Votes	9,775,543.68	3.511
TOTAL	278,414,206.16	100.000
Biotechnology
Affirmative	855,740,471.61	72.355
Against	152,812,875.19	12.921
Abstain	63,548,527.05	5.373
Broker Non-Votes	110,593,782.00	9.351
TOTAL	1,182,695,655.85	100.000
Brokerage and Investment Management
Affirmative	209,987,919.16	74.751
Against	31,182,257.83	11.100
Abstain	11,205,001.40	3.989
Broker Non-Votes	28,542,461.38	10.160
TOTAL	280,917,639.77	100.000
Business Services and Outsourcing
Affirmative	18,336,427.91	76.070
Against	3,501,674.82	14.527
Abstain	1,350,563.63	5.603
Broker Non-Votes	916,076.04	3.800
TOTAL	24,104,742.40	100.000
Chemicals
Affirmative	21,017,424.99	72.932
Against	5,059,271.78	17.556
Abstain	2,473,779.36	8.584
Broker Non-Votes	267,440.44	.928
TOTAL	28,817,916.57	100.000
Computers
Affirmative	486,378,459.49	74.894
Against	79,989,926.42	12.317
Abstain	31,550,603.98	4.858
Broker Non-Votes	51,506,182.65	7.931
TOTAL	649,425,172.54	100.000
	# of Votes	% of Votes
Construction and Housing
Affirmative	50,709,620.36	77.908
Against	7,420,073.85	11.400
Abstain	5,203,809.16	7.995
Broker Non-Votes	1,755,771.70	2.697
TOTAL	65,089,275.07	100.000
Consumer Industries
Affirmative	20,916,168.80	87.398
Against	1,478,679.97	6.179
Abstain	966,900.28	4.040
Broker Non-Votes	570,230.43	2.383
TOTAL	23,931,979.48	100.000
Cyclical Industries
Affirmative	31,399,163.09	87.042
Against	2,346,055.36	6.503
Abstain	1,937,132.45	5.371
Broker Non-Votes	390,934.50	1.084
TOTAL	36,073,285.40	100.000
Defense and Aerospace
Affirmative	158,422,752.61	72.254
Against	26,168,885.75	11.935
Abstain	12,622,989.01	5.758
Broker Non-Votes	22,041,106.56	10.053
TOTAL	219,255,733.93	100.000
Developing Communications
Affirmative	388,195,518.32	77.407
Against	60,836,034.91	12.130
Abstain	26,953,971.67	5.376
Broker Non-Votes	25,510,135.28	5.087
TOTAL	501,495,660.18	100.000
Electronics
Affirmative	1,868,956,174.24	72.134
Against	365,481,621.61	14.106
Abstain	131,637,452.35	5.081
Broker Non-Votes	224,868,750.15	8.679
TOTAL	2,590,943,998.35	100.000
Energy
Affirmative	147,523,451.47	78.716
Against	21,108,673.80	11.263
Abstain	8,920,239.88	4.760
Broker Non-Votes	9,859,649.80	5.261
TOTAL	187,412,014.95	100.000
Energy Service
Affirmative	185,592,573.43	73.670
Against	35,539,717.99	14.108
Abstain	11,568,998.39	4.592
Broker Non-Votes	19,222,172.48	7.630
TOTAL	251,923,462.29	100.000
	# of Votes	% of Votes
Environmental
Affirmative	6,086,908.09	75.484
Against	928,011.39	11.509
Abstain	556,358.55	6.899
Broker Non-Votes	492,540.84	6.108
TOTAL	8,063,818.87	100.000
Financial Services
Affirmative	255,827,765.78	75.573
Against	40,545,451.70	11.977
Abstain	18,478,953.55	5.459
Broker Non-Votes	23,665,282.20	6.991
TOTAL	338,517,453.23	100.000
Food and Agriculture
Affirmative	41,919,685.18	72.038
Against	10,963,706.14	18.841
Abstain	3,941,521.76	6.773
Broker Non-Votes	1,366,235.42	2.348
TOTAL	58,191,148.50	100.000
Gold
Affirmative	338,920,550.36	72.263
Against	85,458,440.11	18.221
Abstain	25,525,254.84	5.442
Broker Non-Votes	19,109,003.76	4.074
TOTAL	469,013,249.07	100.000
Health Care
Affirmative	925,921,265.06	72.636
Against	183,028,030.41	14.358
Abstain	77,950,468.05	6.115
Broker Non-Votes	87,844,041.45	6.891
TOTAL	1,274,743,804.97	100.000
Home Finance
Affirmative	187,381,016.17	71.523
Against	32,705,041.39	12.484
Abstain	16,353,713.20	6.242
Broker Non-Votes	25,546,597.12	9.751
TOTAL	261,986,367.88	100.000
Industrial Equipment
Affirmative	48,711,461.34	82.316
Against	3,789,033.62	6.403
Abstain	1,969,719.22	3.328
Broker Non-Votes	4,706,466.15	7.953
TOTAL	59,176,680.33	100.000
Industrial Materials
Affirmative	69,257,710.70	77.073
Against	10,150,217.14	11.295
Abstain	4,668,249.54	5.196
Broker Non-Votes	5,783,823.24	6.436
TOTAL	89,860,000.62	100.000
	# of Votes	% of Votes
Insurance
Affirmative	54,747,826.65	74.243
Against	10,556,273.51	14.316
Abstain	3,293,888.56	4.466
Broker Non-Votes	5,143,097.44	6.975
TOTAL	73,741,086.16	100.000
Leisure
Affirmative	101,800,501.74	76.343
Against	16,953,647.40	12.714
Abstain	6,278,646.51	4.709
Broker Non-Votes	8,312,947.50	6.234
TOTAL	133,345,743.15	100.000
Medical Delivery
Affirmative	95,555,202.19	75.768
Against	14,180,288.50	11.244
Abstain	10,578,527.15	8.388
Broker Non-Votes	5,801,883.70	4.600
TOTAL	126,115,901.54	100.000
Medical Equipment and Systems
Affirmative	256,072,823.88	77.792
Against	41,941,104.04	12.741
Abstain	15,777,636.73	4.793
Broker Non-Votes	15,386,712.40	4.674
TOTAL	329,178,277.05	100.000
Money Market
Affirmative	267,580,859.15	73.581
Against	53,632,078.60	14.748
Abstain	28,358,239.45	7.798
Broker Non-Votes	14,085,151.00	3.873
TOTAL	363,656,328.20	100.000
Multimedia
Affirmative	72,155,190.15	79.485
Against	10,618,345.74	11.697
Abstain	3,987,976.76	4.393
Broker Non-Votes	4,017,326.28	4.425
TOTAL	90,778,838.93	100.000
Natural Gas
Affirmative	126,439,451.65	76.684
Against	21,826,432.45	13.237
Abstain	8,545,764.22	5.183
Broker Non-Votes	8,072,812.69	4.896
TOTAL	164,884,461.01	100.000
Natural Resources
Affirmative	36,547,387.42	82.674
Against	4,797,828.25	10.853
Abstain	1,726,684.84	3.906
Broker Non-Votes	1,134,744.09	2.567
TOTAL	44,206,644.60	100.000
	# of Votes	% of Votes
Networking and Infrastructure
Affirmative	92,649,107.17	80.805
Against	14,991,657.91	13.076
Abstain	5,389,047.29	4.699
Broker Non-Votes	1,628,609.20	1.420
TOTAL	114,658,421.57	100.000
Paper and Forest Products
Affirmative	10,260,098.79	72.683
Against	1,773,109.28	12.561
Abstain	1,302,282.46	9.225
Broker Non-Votes	780,718.08	5.531
TOTAL	14,116,208.61	100.000
Retailing
Affirmative	36,900,174.48	75.114
Against	6,826,106.97	13.895
Abstain	2,661,068.48	5.417
Broker Non-Votes	2,738,156.01	5.574
TOTAL	49,125,505.94	100.000
Software and Computer Services
Affirmative	404,486,758.02	75.583
Against	68,697,820.64	12.838
Abstain	26,043,018.55	4.866
Broker Non-Votes	35,924,835.02	6.713
TOTAL	535,152,432.23	100.000
Technology
Affirmative	1,237,184,775.28	75.642
Against	198,562,889.66	12.140
Abstain	89,812,897.48	5.491
Broker Non-Votes	110,026,497.64	6.727
TOTAL	1,635,587,060.06	100.000
Telecommunications
Affirmative	190,962,265.27	74.865
Against	31,920,906.72	12.514
Abstain	13,009,657.67	5.101
Broker Non-Votes	19,180,466.80	7.520
TOTAL	255,073,296.46	100.000
Transportation
Affirmative	21,315,523.93	78.221
Against	3,396,984.98	12.466
Abstain	1,482,863.36	5.442
Broker Non-Votes	1,054,743.20	3.871
TOTAL	27,250,115.47	100.000
Utilities Growth
Affirmative	100,643,727.75	75.325
Against	20,967,400.69	15.693
Abstain	8,575,208.07	6.418
Broker Non-Votes	3,425,691.26	2.564
TOTAL	133,612,027.77	100.000
	# of Votes	% of Votes
Wireless
Affirmative	116,061,414.45	83.066
Against	14,474,794.26	10.360
Abstain	6,007,757.29	4.299
Broker Non-Votes	3,179,261.89	2.275
TOTAL	139,723,227.89	100.000

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.,
Money Market Fund

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K. Limited)

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA
and
The Bank of New York
New York, NY

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

Fidelity Select Portfolios

Consumer Sector

Consumer Industries

Food and Agriculture

Leisure

Multimedia

Retailing

Cyclicals Sector

Air Transportation

Automotive

Chemicals

Construction and Housing

Cyclical Industries

Defense and Aerospace

Environmental

Industrial Equipment

Industrial Materials

Transportation

Financial Services Sector

Banking

Brokerage and Investment Management

Financial Services

Home Finance

Insurance

Health Care Sector

Biotechnology

Health Care

Medical Delivery

Medical Equipment and Systems

Pharmaceuticals

Natural Resources Sector

Energy

Energy Service

Gold

Natural Gas

Natural Resources

Paper and Forest Products

Technology Sector

Business Services and Outsourcing

Computers

Developing Communications

Electronics

Networking and Infrastructure

Software and Computer Services

Technology

Utilities Sector

Telecommunications

Utilities Growth

Wireless

Money Market

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0111
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

Fidelity Investments
P.O. Box 193
Boston, MA 02101

PRSRT STD
U.S. Postage
PAID
Fidelity
Investments

SEL-USAN-1004
1.790949.101

Printed on Recycled Paper

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.
Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 25, 2004